                                                             File Nos.  33-39702
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 25

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 74

           SEPARATE ACCOUNT VA-K OF ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

       / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on April 29, 2005 pursuant to paragraph (b) of Rule 485
       / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485
       / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2004 was filed on or before March 30, 2005.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUSES
-----------------   -----------------------
1                   Cover Page

2                   Special Terms

3                   Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                    Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4                   Condensed Financial Information; Performance Information

5                   Prospectus A: Description of the Companies, the Separate Account and the
                    Underlying Investment Companies

                    Prospectus B: Description of the Companies, the Variable Accounts and the
                    Underlying Investment Companies

6                   Charges and Deductions

7                   Prospectus A:  The Variable Annuity Policies
                    Prospectus B:  Description of the Contract

8                   Prospectus A:  The Variable Annuity Policies
                    Prospectus B:  Electing the Form of Annuity and the Annuity Date; Description of
                    Variable Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Prospectus A:  Purchase Payments; Computation of Policy Values and Annuity
                    Payments
                    Prospectus B:  Payments; Computation of Values; Distribution

11                  Prospectus A:  Surrender; Partial Redemption
                    Prospectus B:  Surrender; Withdrawals; Charge for  Surrender and Withdrawal;
                    Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------   ---------------------------------------------------
15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first. AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PREEXISTING CONTRACTUAL PLANS AND PROGRAMS.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated April 29, 2005 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)            DELAWARE VIP TRUST
AIT Core Equity Fund                                   Delaware VIP International Value Equity Series
AIT Equity Index Fund
AIT Government Bond Fund                               DELAWARE VIP TRUST (SERVICE CLASS)
AIT Money Market Fund                                  Delaware VIP Growth Opportunities Series
AIT Select Capital Appreciation Fund
AIT Select Growth Fund                                 EATON VANCE VARIABLE TRUST
AIT Select International Equity Fund                   Eaton Vance VT Floating-Rate Income Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                       Fidelity VIP Asset Manager Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)         Fidelity VIP Equity-Income Portfolio
AIM V.I. Aggressive Growth Fund                        Fidelity VIP Growth Portfolio
AIM V.I. Blue Chip Fund                                Fidelity VIP High Income Portfolio
AIM V.I. Health Sciences Fund                          Fidelity VIP Overseas Portfolio
AIM V.I. Premier Equity Fund
                                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)        (SERVICE CLASS 2)
AIM V.I. Basic Value Fund                              Fidelity VIP Contrafund(R) Portfolio
AIM V.I. Capital Development Fund                      Fidelity VIP Growth Opportunities Portfolio
                                                       Fidelity VIP Mid Cap Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.  Fidelity VIP Value Strategies Portfolio
(CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio                          (CONTINUES TO THE NEXT PAGE)
AllianceBernstein Small/Mid-Cap Value Portfolio
AllianceBernstein Value Portfolio


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 29, 2005

(CONT.)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS         OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund      Oppenheimer Balanced Fund/VA
FT VIP Franklin Large Cap Growth Securities Fund       Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Small-Mid Cap Growth Securities Fund   Oppenheimer Global Securities Fund/VA
FT VIP Mutual Shares Securities Fund                   Oppenheimer High Income Fund/VA
FT VIP Templeton Foreign Securities Fund               Oppenheimer Main Street Fund/VA
                                                       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
JANUS ASPEN SERIES (SERVICE SHARES)                    Pioneer Emerging Markets VCT Portfolio
Janus Aspen Growth and Income Portfolio                Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Large Cap Growth Portfolio
                                                       SCUDDER VARIABLE SERIES II
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)    Scudder Technology Growth Portfolio
MFS(R) Mid Cap Growth Series                           SVS Dreman Financial Services Portfolio
MFS(R) New Discovery Series
MFS(R) Total Return Series                             T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS(R) Utilities Series                                T. Rowe Price International Stock Portfolio


The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                                             5
SUMMARY OF FEES AND EXPENSES                                                                              6
SUMMARY OF THE POLICY FEATURES                                                                           10
PERFORMANCE INFORMATION                                                                                  12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS                               14
INVESTMENT OBJECTIVES AND POLICIES                                                                       15
WHAT IS AN ANNUITY?                                                                                      20
CHARGES AND DEDUCTIONS                                                                                   21
  SURRENDER CHARGE                                                                                       21
  PREMIUM TAXES                                                                                          24
  POLICY FEE                                                                                             24
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER                                24
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS                                                         24
THE VARIABLE ANNUITY POLICIES                                                                            26
  DISRUPTIVE TRADING                                                                                     26
  PURCHASE PAYMENTS                                                                                      27
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                                          28
  RIGHT TO CANCEL ALL OTHER POLICIES                                                                     28
  TELEPHONE TRANSACTION PRIVILEGE                                                                        28
  TRANSFER PRIVILEGE                                                                                     28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                                          29
  SURRENDER                                                                                              30
  PARTIAL REDEMPTION                                                                                     30
  DEATH BENEFIT                                                                                          31
  THE SPOUSE OF THE OWNER AS BENEFICIARY                                                                 32
  ASSIGNMENT                                                                                             32
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                                                      32
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                                                         33
  NORRIS DECISION                                                                                        34
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS                                              34
FEDERAL TAX CONSIDERATIONS                                                                               37
     GENERAL                                                                                             37
     QUALIFIED AND NON-QUALIFIED POLICIES                                                                38
     TAXATION OF THE POLICY                                                                              38
     TAX WITHHOLDING                                                                                     42
     PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                                                   42
LOANS (QUALIFIED POLICIES ONLY)                                                                          43
STATEMENTS AND REPORTS                                                                                   43
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                                        44
VOTING RIGHTS                                                                                            45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                                                45
DISTRIBUTION                                                                                             45
LEGAL MATTERS                                                                                            46
FURTHER INFORMATION                                                                                      46
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT                                                A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY POLICY NO.
A3018-94 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY                                               B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA FINANCIAL
LIFE INSURANCE AND ANNUITY COMPANY)                                                                     C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY)                                                                       D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                                           3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY                                              4
SERVICES                                                                                                  4
UNDERWRITERS                                                                                              5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                                                5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                               7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER (AFLIAC ONLY)                      7
PERFORMANCE INFORMATION                                                                                   9
FINANCIAL STATEMENTS                                                                                    F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS II"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the AIT Core Equity Fund, AIT Money Market Fund, AIT Equity Index Fund or AIT Select Growth and Income Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                  MAXIMUM CHARGE
   SURRENDER CHARGE(1):
   (as a percentage of payments withdrawn)                           8.0%

   TRANSFER CHARGE(2):                                         $0 on the first 12
                                                              transfers in a Policy
                                                               year. Up to $25 for
                                                              subsequent transfers

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                       COMPLETE YEARS FROM
                         DATE OF PAYMENT                     CHARGE
                       -------------------                   ------
                               0-2                             8%
                                3                              7%
                                4                              6%
                                5                              5%
                                6                              4%
                                7                              3%
                                8                              2%
                                9                              1%
                           Thereafter                          0%

(2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II

         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

   ANNUAL POLICY FEE:(1)                                                              $    30
   ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                    1.25%
   Administrative Expense Charge:                                                        0.20%
                                                                                      -------
   Total Annual Expenses:                                                                1.45%
   OPTIONAL RIDER CHARGES:
    The charge on an annual basis as a percentage of the Accumulated Value is:
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
     waiting period(2)                                                                   0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
     fifteen-year waiting period(2)                                                      0.15%

   (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

   (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III

             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


        TOTAL ANNUAL FUND OPERATING EXPENSES            MINIMUM                         MAXIMUM
        ------------------------------------            -------                         -------
   Expenses that are deducted from              Annual charge of 0.52%(1)       Annual charge of 2.11%(2)
   Underlying Fund assets, including            of average daily net assets     of average daily net assets
   management fees, distribution and/or
   service (12b-1) fees and other
   expenses.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Funds to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services for investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of a Fund's average daily net assets. The 12b-1 Plan had been implemented for each fund at an initial annual rate of 0.15 percent of average daily net assets.

     Through December 31, 2005, Allmerica Financial Investment Management Services, Inc. (the "Manager") has agreed to a voluntary expense limitation of 1.35% of average daily net assets for the Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20%, each, for the Select Growth Fund and the Core Equity Fund, 1.00%, each, for the Select Investment Grade Income Fund and the Government Bond Fund, and 0.60%, each, for the Equity Index Fund and the Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 2004.

     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

     These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 1.14% for the Select Capital Appreciation Fund, 1.04% for the Select Value Opportunity Fund, 1.21% for the Select International Equity Fund, 1.00% (including the management fee waiver) for the Select Growth Fund, 0.79% for the Core Equity Fund, and 0.50% for the Equity Index Fund.

(2) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

The table above shows the minimum and maximum expenses of the Funds during 2004. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE

CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the maximum total            $ 1,116         $ 1,830        $ 2,462          $ 4,087
     operating expenses


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the maximum total             $ 388          $ 1,178        $ 1,986          $ 4,087
     operating expenses


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the minimum total             $ 946          $ 1,322        $ 1,588          $ 2,348
     operating expenses


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the minimum total             $ 205          $ 634          $ 1,088          $ 2,348
     operating expenses

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

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PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION
At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

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DEATH BENEFIT
If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                             PERFORMANCE INFORMATION

Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. It is the sole issuer of ExecAnnuity Plus '93 (Policy Form A3021-93). Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, the Company and its subsidiaries had over $17.1 billion in assets and over $23.5 billion of life insurance in force.


THE SEPARATE ACCOUNT. Allmerica Financial maintains a separate account called Separate Account VA-K. Separate Account VA-K of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures and repurchase agreements. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in U.S. Government securities. The sub-adviser is Opus Investment Management, Inc.


AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.


AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-advisers are Grantham, Mayo, Van Otterloo & Co. LLC and J.P. Morgan Investment Management Inc.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. This fund was formerly known as INVESCO VIF-Health Sciences Fund.


AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER:  ALLIANCE CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.


ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. This Portfolio was formerly known as AllianceBernstein Premier Growth Portfolio.

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. This Portfolio was formerly known as AllianceBernstein Small Cap Value Portfolio.


ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.


DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. The sub-adviser is Mondrian Investment Partners Ltd.


DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- strives to identify companies of medium market capitalization that offer above average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Index.

EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in interests in senior floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                    FUND, FT VIP FRANKLIN GROWTH AND INCOME
                                    SECURITIES FUND AND FT VIP FRANKLIN
                                    SMALL-MID CAP GROWTH SECURITIES FUND


ADVISER: FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, predominantly equity securities. For this Fund, large-cap companies are those that are similar in size to those in the Russell 2000(R) Index at the time of purchase. This Fund was formerly known as FT VIP Franklin Small Cap Fund.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, substantially in undervalued stocks risk arbitrage securities and distressed companies.


FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.


JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio was formerly known as Janus Aspen Growth Portfolio.


MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolIo invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.


OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - purchase payments invested in the Policy for more than nine years; and

(3)  the amount available under the Free Withdrawal Provision.

 See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application are both within the following class of individuals:

     All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                                                   CHARGE
                    YEARS FROM DATE OF       AS PERCENTAGE OF
                    PAYMENT TO DATE OF          NEW PAYMENTS
                        WITHDRAWAL               WITHDRAWN
                    -----------------------------------------
                            0-2                      8%
                             3                       7%
                             4                       6%
                             5                       5%
                             6                       4%
                             7                       3%
                             8                       2%
                             9                       1%
                        more than 9                  0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where(1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where(2) is: 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where(3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
       waiting period                                                             0.25%

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
       waiting period                                                             0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                          THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;
-    the length of time between transfers;
- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
-    the dollar amount(s) requested for  transfers; and
- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and
-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account, The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.


PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

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Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the AIT Money Market Fund or the AIT Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

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SURRENDER


At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION


At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.


Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

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DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Principal Office,

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Core Equity Fund, and the AIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

       (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is (1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

- For life annuity options the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

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DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A POLICY IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Policy, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Policy, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Policy that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Policy, as necessary, to prevent an Owner of the Policy from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED POLICIES

From a federal tax viewpoint there are two broad categories of variable annuity policies: "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified policy is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE POLICY

IN GENERAL. The Company believes that the Policy described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Policy is a qualified policy, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Policy chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Policy may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Policy. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Policy. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Policy will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Policy any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED POLICIES. Under Section 401(a)(9) of the Code, qualified Policies will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)

The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Policy may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.


If the beneficiary of a qualified Policy is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED POLICIES. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Policy contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Policy is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Policy must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Policy must be distributed
(i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Policy modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Policy's Accumulated Value are not taxable to the Owner until withdrawn from the Policy. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Policy that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Policy which were excluded from income as recovery of the investment in the Policy. For purposes of computing the taxable amount of any distribution under these rules,
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Policy, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Policy. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Policy ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Policy is fully recovered, because payments under the Policy have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Policy is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Policy if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Policy prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Policy are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Policy made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Policies may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Policy prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Policy transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Policy transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Policies may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Policies. Individuals purchasing a qualified Policy should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES. The Policy, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Policy and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                         LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881.
Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Separate Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policy. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who were registered representatives of VeraVest or of other broker-dealers. The Company currently is not issuing new Policies.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.
Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.


                               FURTHER INFORMATION
A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.


TRANSFERS TO OR FROM THE FIXED ACCOUNT
Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:
- the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and
- following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:
- there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and
- the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               POLICY NO. A3018-94

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica Financial Life Insurance Company (First Allmerica) rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Prior to December 31, 2002, the Company was the immediate parent of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC).


     The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, the Company had over $4.2 billion in assets and over $5.2 billion of life insurance in force.


2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91, (as amended by Endorsement 3231-92), and A3021-93, the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

3. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 and A3018-94 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

6. The transfer provisions of A3018-91 are identical to those of A3021-93. Under A3018-94, the General Account restrictions described in the third paragraph of "Transfer Privilege" under THE VARIABLE ANNUITY POLICIES are deleted and replaced with the following:

     Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the maximum total            $ 1,108         $ 1,806        $ 2,433          $ 4,087
     operating expenses


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the minimum total             $ 925          $ 1,259        $ 1,532          $ 2,348
     operating expenses


8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994. Performance tables are included in the Statement of Additional Information.

                                   APPENDIX C
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                         2.429      1.930      2.559      3.124      3.503      2.748
  End of Period                               2.643      2.429      1.930      2.559      3.124      3.503
  Units Outstanding at End of Period
     (in thousands)                          66,133     89,100    112,605    146,472    166,719    167,814

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                         2.908      2.309      3.012      3.474      3.874      3.265
  End of Period                               3.162      2.908      2.309      3.012      3.474      3.874
  Units Outstanding at End of Period
     (in thousands)                          86,857    112,918     97,085    126,463    135,764    131,644

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                         1.800      1.796      1.668      1.573      1.451      1.469
  End of Period                               1.811      1.800      1.796      1.668      1.573      1.451
  Units Outstanding at End of Period
     (in thousands)                          41,890     64,567     95,203     59,275     42,354     51,711

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                         1.403      1.413      1.410      1.372      1.308      1.262
  End of Period                               1.396      1.403      1.413      1.410      1.372      1.308
  Units Outstanding at End of Period
     (in thousands)                          61,685     99,148    184,907    168,048    137,255    205,622

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                         2.527      1.835      2.375      2.438      2.316      1.875
  End of Period                               2.954      2.527      1.835      2.375      2.438      2.316
  Units Outstanding at End of Period
     (in thousands)                          40,196     47,472     63,322     76,419     81,632     81,133

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                         2.336      1.894      1.599      1.221      1.236
  End of Period                               2.748      2.336      1.894      1.599      1.221
  Units Outstanding at End of Period
     (in thousands)                         164,914    156,173    135,573    116,008    102,399

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                         2.581      1.977      1.640      1.221      1.266
  End of Period                               3.265      2.581      1.977      1.640      1.221
  Units Outstanding at End of Period
     (in thousands)                         107,625     85,344     57,428     39,534     29,176

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                         1.384      1.311      1.285      1.152      1.179
  End of Period                               1.469      1.384      1.311      1.285      1.152
  Units Outstanding at End of Period
     (in thousands)                          48,930     35,261     30,921     31,710     32,519

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                         1.214      1.167      1.124      1.077      1.051
  End of Period                               1.262      1.214      1.167      1.124      1.077
  Units Outstanding at End of Period
     (in thousands)                         128,730     91,676     92,354     69,311     37,668

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                         1.670      1.482      1.383      1.000        N/A
  End of Period                               1.875      1.670      1.482      1.383        N/A
  Units Outstanding at End of Period
     (in thousands)                          80,048     70,932     52,927      16096        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                        1.824      1.466      2.054      2.768      3.417      2.671
   End of Period                              1.931      1.824      1.466      2.054      2.768      3.417
   Units Outstanding at End of Period
     (in thousands)                         100,514    135,926     97,683    130,588    144,445    136,939

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                         1.446      1.149      1.445      1.869      2.084      1.605
  End of Period                               1.632      1.446      1.149      1.445      1.869      2.084
  Units Outstanding at End of Period
     (in thousands)                          89,898    123,218    137,904    144,032    143,187    129,946

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                         1.995      1.959      1.838      1.728      1.590      1.629
  End of Period                               2.044      1.995      1.959      1.838      1.728      1.590
  Units Outstanding at End of Period
     (in thousands)                          69,962     96,291    102,999    108,332     91,834    106,780

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                         3.032      2.223      2.695      2.427      1.889      2.011
  End of Period                               3.566      3.032      2.223      2.695      2.427      1.889
  Units Outstanding at End of Period
     (in thousands)                          43,892     62,834     73,932     75,512     84,657    103,456

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                         0.631      0.505      0.663      0.910      1.000        N/A
  End of Period                               0.695      0.996      0.505      0.663      0.910        N/A
  Units Outstanding at End of Period
     (in thousands)                          33,515     45,341     64,998     73,596     34,003        N/A

                                                       YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                        2.001      1.514      1.259      1.024      1.055
   End of Period                              2.671      2.001      1.514      1.259      1.024
   Units Outstanding at End of Period
     (in thousands)                         121,005     96,643     62,633     47,078     38,415

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                         1.398      1.355      1.127      0.956      1.000
  End of Period                               1.605      1.398      1.355      1.127      0.956
  Units Outstanding at End of Period
     (in thousands)                         130,011    115,585     77,485     37,680     12,530

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                         1.530      1.418      1.390      1.073      1.250
  End of Period                               1.629      1.530      1.418      1.390      1.196
  Units Outstanding at End of Period
     (in thousands)                         102,088     86,816     79,054     69,168     57,454

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                         1.945      1.580      1.249      1.075      1.167
  End of Period                               2.011      1.945      1.580      1.249      1.075
  Units Outstanding at End of Period
     (in thousands)                          99,750     85,126     60,145     43,433     33,049

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                         0.771      0.625      0.859      1.000        N/A        N/A
  End of Period                               0.795      0.771      0.625      0.859        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,239      5,538      6,053      2,783        N/A        N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                         0.899      0.714      0.959      1.113      1.000        N/A
  End of Period                               0.953      0.899      0.714      0.959      1.113        N/A
  Units Outstanding at End of Period
     (in thousands)                          14,795     18,782     23,378     30.205     17,623        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                         0.645      0.523      0.761      0.883      1.000        N/A
  End of Period                               0.672      0.645      0.523      0.761      0.883        N/A
  Units Outstanding at End of Period
     (in thousands)                          23,037     31,971     44,244     54,115     35,152        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                         0.996      0.758      1.000        N/A        N/A        N/A
  End of Period                               1.088      0.996      0.758        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          58,754     83,127     57,284        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                         0.986      0.741      1.000        N/A        N/A        N/A
  End of Period                               1.120      0.986      0.741        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,348      1,884      3,831        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         1.037      0.796      1.039      1.053      1.000        N/A
  End of Period                               1.137      1.037      0.796      1.039      1.053        N/A
  Units Outstanding at End of Period
     (in thousands)                          65,504     85,680    111,809    107.903     26,264        N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                         0.544      0.448      0.657      0.807      1.000        N/A
  End of Period                               0.581      0.544      0.448      0.657      0.807        N/A
  Units Outstanding at End of Period
     (in thousands)                         102,546    142,071    125,366     89,664     41,877        N/A

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                         1.147      0.826      1.000        N/A        N/A        N/A
  End of Period                               1.346      1.147      0.826        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           7,193      7,124      8,092        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                         1.065      0.841      1.000        N/A        N/A        N/A
  End of Period                               1.190      1.065      0.841        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           4,632      5,041      5,960        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                         2.103      1.488      1.685      1.962      1.000      1.736
  End of Period                               1.524      2.103      1.488      1.685      1.962      1.980
  Units Outstanding at End of Period
     (in thousands)                          22,097     28,413     35,925     45,358     57,144     63,396

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                         1.596      1.519      1.284      1.143      1.129
  End of Period                               1.736      1.596      1.519      1.284      1.143
  Units Outstanding at End of Period
     (in thousands)                          68,279     62,134     44,416     34,692     26,924

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                         0.732      0.527      0.714      0.862      1.000        N/A
  End of Period                               0.809      0.732      0.527      0.714      0.862        N/A
  Units Outstanding at End of Period
     (in thousands)                           9,689     13,379     18,371     26,111     20,348        N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                         1.006      0.992      1.003      1.000        N/A        N/A
  End of Period                               1.020      1.006      0.992      1.003        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           8,142      6,745      6,606      5,031        N/A        N/A

FIDELITY VIP II ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                         1.759      1.513      1.682      1.779      1.000      1.717
  End of Period                               1.828      1.759      1.513      1.682      1.779      1.879
  Units Outstanding at End of Period
     (in thousands)                          25,020     30,953     39,943     56,014     69,447     78,861

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         3.426      2.667      3.259      3.479      1.000      3.107
  End of Period                               3.765      3.426      2.667      3.259      3.479      3.256
  Units Outstanding at End of Period
     (in thousands)                          77,753    103,116    129,891    155,830    160,638    188,374

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         3.119      2.382      3.458      4.261      1.000      3.586
  End of Period                               3.177      3.119      2.382      3.458      4.261      4.857
  Units Outstanding at End of Period
     (in thousands)                          74,506     95,952    118,860    145,454    165,188    160,262

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FIDELITY VIP II ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                         1.514      1.273      1.127      0.977      1.000
  End of Period                               1.717      1.514      1.273      1.127      0.977
  Units Outstanding at End of Period
     (in thousands)                          69,704     55,551     42,415     33,444     20,720

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         2.824      2.236      1.185      1.490      1.412
  End of Period                               3.107      2.824      2.236      1.185      1.490
  Units Outstanding at End of Period
     (in thousands)                         187,989    180,001    167,000    139,145    104,356

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         2.608      2.143      1.895      1.419      1.440
  End of Period                               3.586      2.608      2.143      1.895      1.419
  Units Outstanding at End of Period
     (in thousands)                         149,009    148,211    142,450    116,485     90,717

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         1.940      1.547      1.518      1.745      1.000      2.142
  End of Period                               2.096      1.940      1.547      1.518      1.745      2.284
  Units Outstanding at End of Period
     (in thousands)                          31,613     42,370     53,459     75,143     89,452     97,498

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                         1.753      1.241      1.579      2.033      1.000      1.814
  End of Period                               1.963      1.753      1.241      1.579      2.033      2.550
  Units Outstanding at End of Period
     (in thousands)                          27,367     35,468     47,396     63,236     72,650     58,821

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                         1.064      0.843      0.946      1.000        N/A        N/A
  End of Period                               1.208      1.064      0.843      0.946        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          28,056     25,489     23,143      6,027        N/A        N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                         0.729      0.572      0.744      0.884      1.000        N/A
  End of Period                               0.768      0.729      0.572      0.744      0.884        N/A
  Units Outstanding at End of Period
     (in thousands)                           6,851      8,315      8,451      8,713      4,701        N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                         1.168      0.857      1.000        N/A        N/A        N/A
  End of Period                               1.435      1.168      0.857        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          11,728      9,987      8,762        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         2.272      1.958      1.743      1.465      1.510
  End of Period                               2.142      2.272      1.958      1.743      1.465
  Units Outstanding at End of Period
     (in thousands)                          97,829     76,343     53,956     38,042     27,041

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                         1.632      1.484      1.330      1.230      1.226
  End of Period                               1.814      1.632      1.484      1.330      1.230
  Units Outstanding at End of Period
     (in thousands)                          59,052     56,689     63,050     65,256     59,774

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                         1.161      0.748      1.000        N/A        N/A        N/A
  End of Period                               1.302      1.161      0.748        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,714      6,841      2,668        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                         1.073      0.867      0.947      1.192      1.000        N/A
  End of Period                               1.170      1.073      0.867      0.947      1.192        N/A
  Units Outstanding at End of Period
     (in thousands)                           6,197      6,133      6,131      5,654      1,498        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         1.025      0.819      1.000        N/A        N/A        N/A
  End of Period                               1.090      1.025      0.819        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,580      2,074      1,207        N/A        N/A        N/A

FT VIP FRANKLIN  SMALL-MID  CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         0.678      0.501      0.713      0.854      1.000        N/A
  End of Period                               0.745      0.678      0.501      0.713      0.854        N/A
  Units Outstanding at End of Period
     (in thousands)                          55,170     76,438     69,575     59,750     39,455        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN  SMALL-MID  CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                         1.041      0.844      1.000        N/A        N/A        N/A
  End of Period                               1.156      1.041      0.844        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,702      5,848      4,311        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                         1.022      0.784      1.000        N/A        N/A        N/A
  End of Period                               1.194      1.022      0.784        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          17,180     24,466     19,374        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         0.719      0.591      0.633      0.900      1.000        N/A
  End of Period                               0.792      0.719      0.591      0.633      0.900        N/A
  Units Outstanding at End of Period
     (in thousands)                          28,738     35,925     50,358    110,027     40,227        N/A

JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                         0.592      0.457      0.767      0.855      1.000        N/A
  End of Period                               0.608      0.592      0.457      0.767      0.855        N/A
  Units Outstanding at End of Period
     (in thousands)                          41,458     55,756     86,729     67,633     45,951        N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                         0.956      0.710      1.000        N/A        N/A        N/A
  End of Period                               1.077      0.956      0.710        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,322      6,591      3,341        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                         0.982      0.747      1.000        N/A        N/A        N/A
  End of Period                               1.028      0.982      0.747        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,682      3,162      4,210        N/A        N/A        N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                         1.049      0.918      1.000        N/A        N/A        N/A
  End of Period                               1.148      1.049      0.918        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          13,135     13,765      9,555        N/A        N/A        N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                         1.118      0.837      1.000        N/A        N/A        N/A
  End of Period                               1.430      1.118      0.837        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,985      1,385        111        N/A        N/A        N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                         1.102      0.897      1.000        N/A        N/A        N/A
  End of Period                               1.192      1.102      0.897        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           3,287      3,284      1,452        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                         1.011      0.785      1.000        N/A        N/A        N/A
  End of Period                               1.062      1.011      0.785        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           9,180      9,294      6,290        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                         1.084      0.770      1.000        N/A        N/A        N/A
  End of Period                               1.269      1.084      0.770        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           8,861      7,989      7,708        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                         1.154      0.946      1.000        N/A        N/A        N/A
  End of Period                               1.237      1.154      0.946        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                          10,324     12,863      8,927        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                         1.003      0.805      1.000        N/A        N/A        N/A
  End of Period                               1.078      1.003      0.805        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           3,313      3,517      3,512        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                         1.047      0.673      0.692      0.758      1.000        N/A
  End of Period                               1.224      1.047      0.673      0.692      0.758        N/A
  Units Outstanding at End of Period
     (in thousands)                          15,009     20,713     10,104      8,741      6,325        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         1.425      1.076      1.067      1.007      1.000        N/A
  End of Period                               1.902      1.425      1.076      1.067      1.007        N/A
  Units Outstanding at End of Period
     (in thousands)                           9,176      8,866     11,154      6,162      1,505        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         0.444      0.307      0.484      0.726      1.000        N/A
  End of Period                               0.446       0444      0.307      0.484      0.726        N/A
  Units Outstanding at End of Period
     (in thousands)                          29,415     36,309     46,709     61,559     39,623        N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                         1.299      1.028      1.141      1.216      1.000        N/A
  End of Period                               1.433      1.299      1.028      1.141      1.216        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,807      7,711      9,276     12,847      8,123        N/A
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                         1.179      0.917      1.138      1.485      1.000      1.396
  End of Period                               1.322      1.179      0.917      1.138      1.485      1.834
  Units Outstanding at End of Period
     (in thousands)                          36,671     49,874     81,388    115,669     77,533     68,032

                                                       YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                         1.222      1.203      1.064      1.000        N/A
  End of Period                               1.396      1.222      1.203      1.064        N/A
  Units Outstanding at End of Period
     (in thousands)                          68,367     59,832     35,915      10882        N/A

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                         2.064      1.641      2.175      2.655      2.977      2.336
  End of Period                               2.246      2.064      1.641      2.175      2.655      2.977
  Units Outstanding at End of Period
     (in thousands)                           4,443      6,396      8,397     10,745     11,654     10,700

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                         2.464      1.956      2.552      2.943      3.282      2.766
  End of Period                               2.679      2.464      1.956      2.552      2.943      3.282
  Units Outstanding at End of Period
     (in thousands)                           8,473     11,519      9,610     11,959     12,588     11,440

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                         1.560      1.557      1.446      1.363      1.257      1.273
  End of Period                               1.570      1.560      1.557      1.446      1.363      1.257
  Units Outstanding at End of Period
     (in thousands)                           4,429      7,305     11,411      5,459      3,312      4,118

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                         1.329      1.337      1.335      1.299      1.239      1.195
  End of Period                               1.321      1.329      1.337      1.335      1.299      1.239
  Units Outstanding at End of Period
     (in thousands)                           6,657     10,347     18,996     16,153     11,842     10,044

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                         1.986      1.610      1.359      1.037      1.000
  End of Period                               2.336      1.986      1.610      1.359      1.037
  Units Outstanding at End of Period
     (in thousands)                           9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                         2.187      1.675      1.390      1.035      1.000
  End of Period                               2.766      2.187      1.675      1.390      1.035
  Units Outstanding at End of Period
     (in thousands)                           8,479      5,712       2417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                         1.199      1.136      1.113      0.998      1.000
  End of Period                               1.273      1.199      1.136      1.113      0.998
  Units Outstanding at End of Period
     (in thousands)                           2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                         1.149      1.105      1.064      1.020      1.000
  End of Period                               1.195      1.149      1.105      1.064      1.020
  Units Outstanding at End of Period
     (in thousands)                           8,683      8,628      7,379      4,194      1,837

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                         2.527      1.835      2.375      2.438      2.316      1.875
  End of Period                               2.954      2.527      1.835      2.375      2.438      2.316
  Units Outstanding at End of Period
     (in thousands)                           3,320      4,638      5.252      6,280      7,028      6,678

AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                        1.882      1.512      2.119      2.856      3.525      2.756
   End of Period                              1.992      1.882      1.512      2.119      2.856      3.525
   Units Outstanding at End of Period
     (in thousands)                           8,702     11,850      8.358     11,268     12,442     11,455

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                         1.446      1.149      1.446      1.869      2.084      1.605
  End of Period                               1,632      1.446      1.149      1.446      1.869      2.084
  Units Outstanding at End of Period
     (in thousands)                           5,148      7,237      8,958     11,030     11,747     10,841

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                         1.651      1.622      1,522      1,431      1.316      1.348
  End of Period                               1.692      1.651      1,622      1,522      1.431      1.316
  Units Outstanding at End of Period
     (in thousands)                           4,280      6,767      7,379      6,463      5,053      5,686

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                         1.670      1.482      1.115      1.000        N/A
  End of Period                               1.875      1.670      1.482      1.115        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,947      5,197      3,849      1,069        N/A

AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                        2.064      1.562      1.229      1.057      1.000
   End of Period                              2.756      2.064      1.562      1.229      1.057
   Units Outstanding at End of Period
     (in thousands)                           8,389      5,589      2,645      1,278        406

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                         1.398      1.355      1.128      0.956      1.000
  End of Period                               1.605      1.398      1.355      1.128      0.956
  Units Outstanding at End of Period
     (in thousands)                           9,713      8,076      5,068      2,093        446

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                         1.267      1.174      1.151      0.990      1.000
  End of Period                               1.348      1.267      1.174      1.151      0.990
  Units Outstanding at End of Period
     (in thousands)                           5,160      3,889      2,854      1,677      1,677

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                         2.749      2.015      2.444      2.201      1.712      1.823
  End of Period                               3.234      2.749      2.015      2.444      2.201      1.712
  Units Outstanding at End of Period
     (in thousands)                           4,576      5,753      7,246      8,159      7,745      8,309

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                         0.631      0.505      0.663      0.910      1.000        N/A
  End of Period                               0.695      0.631      0.505      0.663      0.910        N/A
  Units Outstanding at End of Period
     (in thousands)                           1.886      2,299      3.018      3,832      2,495        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                         0.771      0.625      0.859      1.000        N/A        N/A
  End of Period                               0.795      0.771      0.625      0.859        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             365        547        368         91        N/A        N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                         0.899      0.714      0.959      1.113      1.000        N/A
  End of Period                               0.953      0.899      0.714      0.959      1.113        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,734      3,496      3,913      4,406      2,421        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                         0.645      0.523      0.761      0.883      1.000        N/A
  End of Period                               0.672      0.645      0.523      0.761      0.883        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,392      3,020      3,839      4,914      3,008        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                         1.764      1.433      1.131      0.975      1.000
  End of Period                               1.823      1.764      1.433      1.131      0.975
  Units Outstanding at End of Period
     (in thousands)                           7,243      5,466      3,037      1,614        795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                         0.996      0.758        N/A        N/A        N/A        N/A
  End of Period                               1.088      0.996      0.758        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,323      2,045      1,534        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                         0.986      0.741        N/A        N/A        N/A        N/A
  End of Period                               1.120      0.986      0.741        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                              62         60         40        N/A        N/A        N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         1.037      0.796      1.039      1.053      1.000        N/A
  End of Period                               1.137      1.037      0.796      1.039      1.053        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,770      7,731      8,986      7,873      1,999        N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                         0.544      0.448      0.657      0.807      1.000        N/A
  End of Period                               0.581      0.544      0.448      0.657      0.807        N/A
  Units Outstanding at End of Period
     (in thousands)                           3,532      5,053      5,115      5,325      3,419        N/A

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                         1.147      0.826        N/A        N/A      1.000        N/A
  End of Period                               1.346      1.147      0.826        N/A      0.807        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,368      1,720      1,221        N/A      3,419        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                         1.065      0.841        N/A        N/A      1.000        N/A
  End of Period                               1.190      1.065      0.841        N/A      0.807        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,006      1,293        940        N/A      3,419        N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                         1.827      1.293      1.464      1.704      1.720      1.508
  End of Period                               2.193      1.827      1.293      1.464      1.704      1.720
  Units Outstanding at End of Period
     (in thousands)                           2,322      2,975      3,573      4,207      4,193      4,560

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
  Beginning of Period                         0.732      0.527      0.714      0.862      1.000        N/A
  End of Period                               0.809      0.732      0.527      0.714      0.862        N/A
  Units Outstanding at End of Period
     (in thousands)                             753        978      1,129      1,578      1,126        N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                         1.006      0.992      1.003      1.000        N/A        N/A
  End of Period                               1.020      1.006      0.992      1.003        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             719        705        518        560        N/A        N/A

FIDELITY VIP ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period                         1.774      1.526      1.697      1.795      1.896      1.732
  End of Period                               1.844      1.774      1.526      1.697      1.795      1.896
  Units Outstanding at End of Period
     (in thousands)                           2,474      3,561      3,839      4,396      4,729      4,614

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                         1.387      1.319      1.115      0.993      1.000
  End of Period                               1.508      1.387      1.319      1.115      0.993
  Units Outstanding at End of Period
     (in thousands)                           4,148      3,266      2,023      1,304        667

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FIDELITY VIP ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period                         1.527      1.284      1.137      0.985      1.000
  End of Period                               1.732      1.527      1.284      1.137      0.985
  Units Outstanding at End of Period
     (in thousands)                           3,514      3,125      2,735      2,025      1,240

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:                                   2.467
  Beginning of Period                         2.712      1.921      2.347      2.506      2.345      2.238
  End of Period                                          2.467      1.921      2.347      2.506      2.345
  Units Outstanding at End of Period
     (in thousands)                           7,966     10,778     13,173     15,468     16,147     17,836

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         2.358      1.801      2.615      3.222      3.673      2.712
  End of Period                               2.402      2.358      1.801      2.615      3.222      3.673
  Units Outstanding at End of Period
     (in thousands)                           9,330     11,909     13,775     16,960     18,614     16,528

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         1.318      1.051      1.031      1.185      1.551      1.455
  End of Period                               1.424      1.318      1.051      1.031      1.185      1.551
  Units Outstanding at End of Period
     (in thousands)                           4,973      8,246      8,193     10,895     11,813     15,020

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                         1.394      0.987      1.256      1.616      2.028      1.443
  End of Period                               1.561      1.394      0.987      1.256      1.616      2.028
  Units Outstanding at End of Period
     (in thousands)                           2,774      3,773      4,900      5,677      6,095      4,796

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                         1.064      0.843      0.946      1.000        N/A        N/A
  End of Period                               1.208      1.064      0.843      0.946        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,393      2,584      2,396        159        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         2.034      1.610      1.430      1.073      1.000
  End of Period                               2.238      2.034      1.610      1.430      1.073
  Units Outstanding at End of Period
     (in thousands)                          16,111     12,959      9,957      5,738      2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         1.972      1.620      1.433      1.073      1.073
  End of Period                               2.712      1.972      1.620      1.433      1.073
  Units Outstanding at End of Period
     (in thousands)                          13,035     11,575      9,342      4,952      1,944

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                         1.543      1.330      1.184      0.995      1.000
  End of Period                               1.455      1.543      1.330      1.184      0.995
  Units Outstanding at End of Period
     (in thousands)                          14,203      9,794      5,635      2,530        985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                         1.298      1.180      1.058      0.978      1.000
  End of Period                               1.443      1.298      1.180      1.058      0.978
  Units Outstanding at End of Period
     (in thousands)                           4,358      3,601      3,114      2,804      1,697

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                         0.729      0.572      0.744      0.884      1.000        N/A
  End of Period                               0.768      0.729      0.572      0.744      0.884        N/A
  Units Outstanding at End of Period
     (in thousands)                             280        331        474        470        335        N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                         1.168      0.857        N/A      0.884      1.000        N/A
  End of Period                               1.435      1.168      0.857      0.744      0.884        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,647      1,347      1,169        470        335        N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                         1.161      0.748        N/A      0.884      1.000        N/A
  End of Period                               1.302      1.161      0.748      0.744      0.884        N/A
  Units Outstanding at End of Period
     (in thousands)                             884      1,191        403        470        335        N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                         1.073      0.867      0.947      1.192      1.000        N/A
  End of Period                               1.170      1.073      0.867      0.947      1.192        N/A
  Units Outstanding at End of Period
     (in thousands)                             892      1,370      1,825      1,191        466        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         1.025      0.819        N/A        N/A        N/A        N/A
  End of Period                               1.090      1.025      0.819        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             150        169         78        N/A        N/A        N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         0.678      0.501      0.713      0.854      1.000        N/A
  End of Period                               0.745      0.678      0.501      0.713      0.854        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,890      3,921      3,941      3,469      1,703        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                         1.041      0.844        N/A        N/A        N/A        N/A
  End of Period                               1.156      1.041      0.844        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             868      1,099        869        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                         1.022      0.784        N/A        N/A        N/A        N/A
  End of Period                               1.194      1.022      0.784        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             525        458        254        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         0.719      0.591      0.767      0.900      1.000        N/A
  End of Period                               0.792      0.719      0.591      0.767      0.900        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,381      3,600      4,120      4,789      3,157        N/A

JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                         0.592      0.457      0.633      0.855      1.000        N/A
  End of Period                               0.608      0.592      0.457      0.633      0.855        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,331      3,017      3,439      4,723      2,991        N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                         0.956      0.710        N/A        N/A        N/A        N/A
  End of Period                               1.077      0.956      0.710        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             312        196         56        N/A        N/A        N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                         0.982      0.747        N/A        N/A        N/A        N/A
  End of Period                               1.028      0.982      0.747        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             243        281        310        N/A        N/A        N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                         1.049      0.918        N/A        N/A        N/A        N/A
  End of Period                               1.148      1.049      0.918        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,224      1,559      1,213        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

JANUS ASPEN LARGE CAP PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                         1.118      0.837        N/A        N/A        N/A        N/A
  End of Period                               1.430      1.118      0.837        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             188         97         38        N/A        N/A        N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                         1.102      0.897        N/A        N/A        N/A        N/A
  End of Period                               1.192      1.102      0.897        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             596        302         13        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                         1.011      0.785        N/A        N/A        N/A        N/A
  End of Period                               1.062      1.011      0.785        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             301        238        169        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                         1.084      0.770        N/A        N/A        N/A        N/A
  End of Period                               1.269      1.084      0.770        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,336      1,272      1,236        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                         1.154      0.946        N/A        N/A        N/A        N/A
  End of Period                               1.237      1.154      0.946        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             634      1,581        298        N/A        N/A        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                         1.003      0.805        N/A        N/A        N/A        N/A
  End of Period                               1.078      1.003      0.805        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             668        753        362        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                         1.047      0.673      0.692      0.758      1.000        N/A
  End of Period                               1.224      1.047      0.673      0.692      0.758        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,314      1,427      1,174      1,807        793        N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         1.425      1.076      1.067      1.007      1.000        N/A
  End of Period                               1.902      1.425      1.076      1.067      1.007        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,358      1,715      1,733        968        253        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         0.444      0.307      0.484      0.726      1.000        N/A
  End of Period                               0.446      0.444      0.307      0.484      0.726        N/A
  Units Outstanding at End of Period
     (in thousands)                           2,589      3,336      3,309      4,047      2,629        N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                         1.299      1.028      1.141      1.216      1.000        N/A
  End of Period                               1.433      1.299      1.028      1.141      1.216        N/A
  Units Outstanding at End of Period
     (in thousands)                           1,266      1,770      2,316      2,961      1,502        N/A

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                           N/A        N/A        N/A        N/A        N/A
  End of Period                                 N/A        N/A        N/A        N/A        N/A
  Units Outstanding at End of Period
     (in thousands)                             N/A        N/A        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31ST
                                          ----------------------------------------------------------------
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
-----------                               ----------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                         1.179      0.917      1.138      1.485      1.834      1.396
  End of Period                               1.322      1.179      0.917      1.138      1.485      1.834
  Units Outstanding at End of Period
     (in thousands)                           2,774      3,825      5,300      6,336      6,720      5,937

                                                        YEAR ENDED DECEMBER 31ST
                                          -----------------------------------------------------
SUB-ACCOUNT                                 1998       1997       1996       1995       1994
-----------                               -----------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                         1.222      1.203      1.064      1.000        N/A
  End of Period                               1.396      1.222      1.203      1.064        N/A
  Units Outstanding at End of Period
     (in thousands)                           5,670      4,536       2506        542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information dated April 29, 2005 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)              DELAWARE VIP TRUST
AIT Core Equity Fund                                     Delaware VIP International Value Equity Series
AIT Equity Index Fund
AIT Government Bond Fund                                 DELAWARE VIP TRUST (SERVICE CLASS)
AIT Money Market Fund                                    Delaware VIP Growth Opportunities Series
AIT Select Capital Appreciation Fund
AIT Select Growth Fund                                   EATON VANCE VARIABLE TRUST
AIT Select International Equity Fund                     Eaton Vance VT Floating-Rate Income Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                         Fidelity VIP Asset Manager Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)           Fidelity VIP Equity-Income Portfolio
AIM V.I. Aggressive Growth Fund                          Fidelity VIP Growth Portfolio
AIM V.I. Blue Chip Fund                                  Fidelity VIP High Income Portfolio
AIM V.I. Health Sciences Fund                            Fidelity VIP Overseas Portfolio
AIM V.I. Premier Equity Fund
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)          (SERVICE CLASS 2)
AIM V.I. Basic Value Fund                                Fidelity VIP Contrafund(R) Portfolio
AIM V.I. Capital Development Fund                        Fidelity VIP Growth Opportunities Portfolio
AllianceBernstein Variable Products Series Fund,         Fidelity VIP Mid Cap Portfolio
Inc. (Class B)                                           Fidelity VIP Value Strategies Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio                           (CONTINUES ON THE NEXT PAGE)
AllianceBernstein Small/Mid-Cap Value Portfolio
AllianceBernstein Value Portfolio


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 29, 2005

(CONT.)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS           OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
TRUST (CLASS 2)                                          Oppenheimer Balanced Fund/VA
FT VIP Franklin Growth and Income Securities Fund        Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Large Cap Growth Securities Fund         Oppenheimer Global Securities Fund/VA
FT VIP Franklin Small-Mid Cap Growth Securities Fund     Oppenheimer High Income Fund/VA
FT VIP Mutual Shares Securities Fund                     Oppenheimer Main Street Fund/VA
FT VIP Templeton Foreign Securities Fund
                                                         PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
JANUS ASPEN SERIES (SERVICE SHARES)                      Pioneer Emerging Markets VCT Portfolio
Janus Aspen Growth and Income Portfolio                  Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Large Cap Growth Portfolio
                                                         SCUDDER VARIABLE SERIES II
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)      Scudder Technology Growth Portfolio
MFS(R) Mid Cap Growth Series                             SVS Dreman Financial Services Portfolio
MFS(R) New Discovery Series
MFS(R) Total Return Series                               T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS(R) Utilities Series                                  T. Rowe Price International Stock Portfolio


In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                            5
SUMMARY OF FEES AND EXPENSES                                                             7
SUMMARY OF CONTRACT FEATURES                                                            11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
UNDERLYING FUNDS                                                                        15
INVESTMENT OBJECTIVES AND POLICIES                                                      16
PERFORMANCE INFORMATION                                                                 21
DESCRIPTION OF THE CONTRACT                                                             23
   DISRUPTIVE TRADING                                                                   23
   PAYMENTS                                                                             24
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                        25
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                                  25
   TELEPHONE TRANSACTIONS PRIVILEGE                                                     25
   TRANSFER PRIVILEGE                                                                   26
    AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                       26
   SURRENDER                                                                            27
   WITHDRAWALS                                                                          27
   DEATH BENEFIT                                                                        29
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                               30
   OPTIONAL ENHANCED EARNINGS RIDER                                                     30
   ASSIGNMENT                                                                           32
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                                    33
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                                       33
   ANNUITY BENEFIT PAYMENTS                                                             34
   NORRIS DECISION                                                                      35
   COMPUTATION OF VALUES                                                                36
CHARGES AND DEDUCTIONS                                                                  37
   VARIABLE ACCOUNT DEDUCTIONS                                                          37
   CONTRACT FEE                                                                         38
   OPTIONAL RIDER CHARGES                                                               38
   PREMIUM TAXES                                                                        38
   SURRENDER CHARGE                                                                     39
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                           40
   TRANSFER CHARGE                                                                      42
GUARANTEE PERIOD ACCOUNTS                                                               43
FEDERAL TAX CONSIDERATIONS                                                              46
STATEMENTS AND REPORTS                                                                  52
LOANS (QUALIFIED CONTRACTS ONLY)                                                        52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                       52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                               53
VOTING RIGHTS                                                                           53
DISTRIBUTION                                                                            54
LEGAL MATTERS                                                                           54
FURTHER INFORMATION                                                                     55
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                                 A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                        B-1
APPENDIX C -- THE DEATH BENEFIT                                                        C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                                          D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                          3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                           4
SERVICES                                                                                 4
UNDERWRITERS                                                                             5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                               5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                              7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER
(AFLIAC Only)                                                                            7
PERFORMANCE INFORMATION                                                                  9
FINANCIAL STATEMENTS                                                                   F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS II"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                           MAXIMUM
                                                                            CHARGE
   SURRENDER CHARGE(1):
    (as a percentage of payments withdrawn)                                  8.0%

   TRANSFER CHARGE:                                                         None(2)

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                     COMPLETE YEARS FROM
                       DATE OF PAYMENT              CHARGE
                     -------------------            ------
                         Less than 2                 8.0%
                         Less than 3                 7.0%
                         Less than 4                 6.0%
                         Less than 5                 5.0%
                         Less than 6                 4.0%
                         Less than 7                 3.0%
                         Less than 8                 2.0%
                         Less than 9                 1.0%
                          Thereafter                  0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

   ANNUAL CONTRACT FEE:(1)                                                         $    30
   ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES
   (on an annual basis as percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                 1.25%
   Administrative Expense Charge:                                                     0.20%
                                                                                   -------
   Total Annual Expenses:                                                             1.45%

   OPTIONAL RIDER CHARGES:
    The charge on an annual basis as a percentage of the Accumulated Value is:
     Enhanced Earnings Rider                                                          0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
     waiting period(2)                                                                0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
     fifteen-year waiting period(2)                                                   0.15%

   (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

   (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


        TOTAL ANNUAL FUND OPERATING EXPENSES            MINIMUM                         MAXIMUM
        ------------------------------------            -------                         -------
   Expenses that are deducted from              Annual charge of 0.52%(1)       Annual charge of 2.11%(2)
   Underlying Fund assets, including            of average daily net assets     of average daily net assets
   management fees, distribution and/or
   service (12b-1) fees and other
   expenses.



(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Funds to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services for investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of a Fund's average daily net assets. The 12b-1 Plan had been implemented for each fund at an initial annual rate of 0.15 percent of average daily net assets.

     Through December 31, 2005, Allmerica Financial Investment Management Services, Inc. (the "Manager") has agreed to a voluntary expense limitation of 1.35% of average daily net assets for the Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20%, each, for the Select Growth Fund and the Core Equity Fund, 1.00%, each, for the Select Investment Grade Income Fund and the Government Bond Fund, and 0.60%, each, for the Equity Index Fund and the Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 2004.

     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

     These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 1.14% for the Select Capital Appreciation Fund, 1.04% for the Select Value Opportunity Fund, 1.21% for the Select International Equity Fund, 1.00% (including the management fee waiver) for the Select Growth Fund, 0.79% for the Core Equity Fund, and 0.50% for the Equity Index Fund.

(2) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

The table above shows the minimum and maximum expenses of the Funds during 2004. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.



EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES

SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the maximum total            $ 1,139         $ 1,897        $ 2,572          $ 4,298
     operating expenses


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the maximum total             $ 413          $ 1,250        $ 2,101         $ 4,298
     operating expenses


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the minimum total operating   $ 946          $ 1,322        $ 1,588          $ 2,348
     expenses


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                             1 YEAR         3 YEARS        5 YEARS         10 YEARS
     ----------------------------------------------------------------------------------------------
     Fund with the minimum total operating   $ 205           $ 634         $ 1,088          $ 2,348
     expenses

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -  A customized investment portfolio;

     -  Experienced professional investment advisers;

     -  Tax deferral on earnings;

     - Guarantees that can protect your beneficiaries during the accumulation phase; and

     -  Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -  periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey (where not permitted by state law), you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

     - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York); or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -  You may change your allocation of payments.

     - You may make transfers of accumulated value among your current investments without any tax consequences.

     - You may cancel the Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                            AND THE UNDERLYING FUNDS

THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2004, Allmerica Financial and its subsidiaries had over $17.1 billion in combined assets and over $23.5 billion of life insurance in force, and First Allmerica had over $4.2 billion in assets and over $5.2 billion of life insurance in force.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request.

 There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures and repurchase agreements. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in U.S. Government securities. The sub-adviser is Opus Investment Management, Inc.


AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.


AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-advisers are Grantham, Mayo, Van Otterloo & Co. LLC and J.P. Morgan Investment Management Inc.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. This fund was formerly known as INVESCO VIF-Health Sciences Fund.


AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER:  ALLIANCE CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.


ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. This Portfolio was formerly known as AllianceBernstein Premier Growth Portfolio.

ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. This Portfolio was formerly known as AllianceBernstein Small Cap Value Portfolio.


ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. The sub-adviser is Mondrian Investment Partners Ltd.


DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- strives to identify companies of medium market capitalization that offer above average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Index.


EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in interests in senior floating rate loans. The Fund will invest a substantial portion of assets

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in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO-- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


ADVISER: FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                    FUND, FT VIP FRANKLIN GROWTH AND INCOME
                                    SECURITIES FUND AND FT VIP FRANKLIN
                                    SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, predominantly equity securities. For this Fund, large-cap companies are those that are similar in size to those in the Russell 2000(R) Index at the time of purchase. This Fund was formerly known as FT VIP Franklin Small Cap Fund.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, substantially in undervalued stocks risk arbitrage securities and distressed companies.


FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.


JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio was formerly known as Janus Aspen Growth Portfolio.


MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

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OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.


OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

                                      * * *

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

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                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;
-    the length of time between transfers;
- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
-    the dollar amount(s) requested for transfers; and
- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and
-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -  Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

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RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

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TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the AIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

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LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, HTTP://WWW.ALLMERICA.COM/AFS/ACCOUNT/FORMS.html.

The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.


The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above. For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the

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option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals); or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York); or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

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AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE -- 0 TO 70 -- If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE -- 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the

Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

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ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE (SIX OR MORE YEARS UNDER NEW YORK CONTRACTS), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS (LESS THAN SIX YEARS UNDER NEW YORK CONTRACTS) AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT .

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1.   Optional Minimum Guaranteed Annuity Payout Rider
          (M-GAP) with a ten-year waiting period:                 0.25%

     2.   Optional Minimum Guaranteed Annuity Payout Rider
          (M-GAP) with a fifteen-year waiting period:             0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                 COMPLETEYEARS FROM         CHARGE AS PERCENTAGE OF
                  DATE OF PAYMENT            NEW PAYMENTS WITHDRAWN
                 ------------------         -----------------------
                    Less than 2                        8%
                    Less than 3                        7%
                    Less than 4                        6%
                    Less than 5                        5%
                    Less than 6                        4%
                    Less than 7                        3%
                    Less than 8                        2%
                    Less than 9                        1%
                     Thereafter                        0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New York and New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll;

(2)  any director of the Company;

(3)  any retiree who elected to retire on his/her retirement date;

(4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and

(5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
             Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
             Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

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MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](TO THE POWER OF n/365) -1

     where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

            j is the new Guaranteed Interest Rate, expressed as a decimal, for a
              Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

 The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

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WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

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                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.


If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

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(2)  in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s). However, in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (2) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -  taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
        Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity

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payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59
1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or are registered representatives of other broker-dealers.

The Company paid commissions not to exceed 6.0% of payments to registered representatives of VeraVest. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.

Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

State Restrictions: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                      HYPOTHETICAL        WITHDRAWAL        SURRENDER
          CONTRACT     ACCUMULATED     WITHOUT SURRENDER      CHARGE      SURRENDER
            YEAR          VALUE          CHARGE AMOUNT      PERCENTAGE     CHARGE
          --------    ------------     -----------------    ----------    ---------
             1        $  54,000.00         $  5,400.00          8%        $ 3,888.00
             2           58,320.00            8,320.00          8%          4,000.00
             3           62,985.60           12,985.60          7%          3,500.00
             4           68,024.45           18,024.45          6%          3,000.00
             5           73,466.40           23,466.40          5%          2,500.00
             6           79,343.72           29,343.72          4%          2,000.00
             7           85,691.21           35,691.21          3%          1,500.00
             8           92,546.51           42,546.51          2%          1,000.00
             9           99,950.23           49,950.23          1%            500.00
            10          107,946.25           57,946.25          0%              0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.


                                                            WITHDRAWAL
                      HYPOTHETICAL                            WITHOUT       SURRENDER
          CONTRACT     ACCUMULATED                           SURRENDER        CHARGE     SURRENDER
            YEAR          VALUE          WITHDRAWALS       CHARGE WITHOUT   PERCENTAGE     CHARGE
          --------    ------------       -----------       --------------   ----------   ---------
             1         $ 54,000.00       $      0.00        $  5,400.00         8%        $   0.00
             2           58,320.00              0.00           8,320.00         8%            0.00
             3           62,985.60              0.00          12,985.60         7%            0.00
             4           68,024.45         30,000.00          18,024.45         6%          718.53
             5           41,066.40         10,000.00           4,106.68         5%          294.67
             6           33,551.72          5,000.00           3,355.17         4%           65.79
             7           30,835.85         10,000.00           3,083.59         3%          207.49
             8           22,502.72         15,000.00           2,250.27         2%          254.99
             9            8,102.94              0.00             810.29         1%            0.00
            10            8,751.17             0.00            1,248.45         0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:  [(1+i)/(1+j)](TO THE POWER OF n/365) -1

For purposes of the examples below:

i =  the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

     The market value factor  = [(1+i)/(1+j)](TO THE POWER OF n/365) -1

                              = [(1+.08)/(1+.11)]2555/365 - 1

                              = (.97297)7 - 1

                              = -.17452

 The Market Value Adjustment  = Maximum of the market value factor multiplied by the withdrawal or the
                                negative of the excess interest earned
                                over 3%

                              = Maximum (-.17452 X $62,985.60 or -$8,349.25)

                              = Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25


*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

     The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) -1

                              =  [(1+.08)/(1+.10)]2555/365 - 1

                              =  (.98182)7 - 1

                              =  -.12054

 The Market Value Adjustment  =  the market value factor multiplied by the withdrawal

                              =  -.12054 X $62,985.60

                              =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

     The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) -1

                              =  [(1+.08)/(1+.05)]2555/365 - 1

                              =  (1.02857)7 - 1

                              =  .21798

 The Market Value Adjustment  =  Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

                              =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                              =  Minimum of ($13,729.78 or $8,349.25)

                              =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

     The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) -1

                              =  [(1+.08)/(1+.07)]2555/365 - 1

                              =  (1.00935)7 - 1

                              =  .06728

 The Market Value Adjustment  =  the market value factor multiplied by the withdrawal

                              =  .06728 X $62,985.60

                              =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                HYPOTHETICAL   WITHDRAWAL                                              HYPOTHETICAL
   CONTRACT     ACCUMULATED   MARKET VALUE      DEATH        DEATH          DEATH         DEATH
     YEAR          VALUE       ADJUSTMENT    BENEFIT (a)   BENEFIT (b)    BENEFIT (c)    BENEFIT
   --------     ------------  ------------   -----------   -----------    -----------  ------------
       1        $ 53,000.00     $   0.00     $ 53,000.00   $ 52,500.00    $ 50,000.00  $ 53,000.00
       2          53,530.00       500.00       54,030.00     55,125.00      53,000.00    55,125.00
       3          58,883.00         0.00       58,883.00     57,881.25      55,125.00    58,883.00
       4          52,994.70       500.00       53,494.70     60,775.31      58,883.00    60,775.31
       5          58,294.17         0.00       58,294.17     63,814.08      60,775.31    63,814.08
       6          64,123.59       500.00       64,623.59     67,004.78      63,814.08    67,004.78
       7          70,535.95         0.00       70,535.95     70,355.02      67,004.78    70,535.95
       8          77,589.54       500.00       78,089.54     73,872.77      70,535.95    78,089.54
       9          85,348.49         0.00       85,348.49     77,566.41      78,089.54    85,348.49
      10          93,883.34         0.00       93,883.34     81,444.73      85,348.49    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

             HYPOTHETICAL                  WITHDRAWAL                                                 HYPOTHETICAL
              ACCUMULATED                 MARKET VALUE      DEATH         DEATH          DEATH            DEATH
    YEAR         VALUE      WITHDRAWALS    ADJUSTMENT    BENEFIT (a)   BENEFIT (b)    BENEFIT (c)        BENEFIT
    ----     ------------   -----------   ------------   -----------   -----------    -----------     ------------
      1       $ 53,000.00   $      0.00     $   0.00     $ 53,000.00   $ 52,500.00    $ 50,000.00      $ 53,000.00
      2         53,530.00          0.00       500.00       54,030.00     55,125.00      53,000.00        55,125.00
      3          3,883.00     50,000.00         0.00        3,883.00      4,171.13       3,972.50         4,171.13
      4          3,494.70          0.00       500.00        3,994.70      4,379.68       4,171.13         4,379.68
      5          3,844.17          0.00         0.00        3,844.17      4,598.67       4,379.68         4,598.67
      6          4,228.59          0.00       500.00        4,728.59      4,828.60       4,598.67         4,828.60
      7          4,651.45          0.00         0.00        4,651.45      5,070.03       4,828.60         5,070.03
      8          5,116.59          0.00       500.00        5,616.59      5,323.53       5,070.03         5,616.59
      9          5,628.25          0.00         0.00        5,628.25      5,589.71       5,616.59         5,628.25
     10            691.07      5,000.00         0.00          691.07        712.70         683.44           712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                      HYPOTHETICAL      HYPOTHETICAL
                      ACCUMULATED       MARKET VALUE      HYPOTHETICAL
            YEAR         VALUE           ADJUSTMENT      DEATH BENEFIT
            ----      ------------      ------------     -------------
              1        $ 53,000.00         $   0.00       $ 53,000.00
              2          53,530.00           500.00         54,030.00
              3          58,883.00             0.00         58,883.00
              4          52,994.70           500.00         53,494.70
              5          58,294.17             0.00         58,294.17
              6          64,123.59           500.00         64,623.59
              7          70,535.95             0.00         70,535.95
              8          77,589.54           500.00         78,089.54
              9          85,348.49             0.00         85,348.49
             10          93,883.34             0.00         93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                        2.429     1.930     2.559     3.124     3.503     2.748     2.336
  End of Period                              2.643     2.429     1.930     2.559     3.124     3.503     2.748
  Units Outstanding at End of Period
    (in thousands)                          66,133    89,100   112,605   146,472   166,719   167,814   164,914

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                        2.908     2.309     3.012     3.474     3.874     3.265     2.581
  End of Period                              3.162     2.908     2.309     3.012     3.474     3.874     3.265
  Units Outstanding at End of Period
     (in thousands)                         86,857   112,918    97,085   126,463   135,764   131,644   107,625

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                        1.800     1.796     1.668     1.573     1.451     1.469     1.384
  End of Period                              1.811     1.800     1.796     1.668     1.573     1.451     1.469
  Units Outstanding at End of Period
     (in thousands)                         41,890    64,567    95,203    59,275    42,354    51,711    48,930

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                        1,403     1.413     1.410     1.372     1.308     1.262     1.214
  End of Period                              1.396     1.403     1.413     1.410     1.372     1.308     1.262
  Units Outstanding at End of Period
     (in thousands)                         61,685    99,148   184,907   168,048   137,255   205,622   128,730

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                        1.894     1.599     1.221     1.236
  End of Period                              2.336     1.894     1.599     1.221
  Units Outstanding at End of Period
    (in thousands)                         156,173   135,573   116,008   102,399

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                        1.977     1.640     1.221     1.266
  End of Period                              2.581     1.977     1.640     1.221
  Units Outstanding at End of Period
     (in thousands)                         85,344    57,428    39,534    29,176

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                        1.311     1.285     1.152     1.179
  End of Period                              1.384     1.311     1.285     1.152
  Units Outstanding at End of Period
     (in thousands)                         35,261    30,921    31,710    32,519

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                        1.167     1.124     1.077     1.051
  End of Period                              1.214     1.167     1.124     1.077
  Units Outstanding at End of Period
     (in thousands)                         91,676    92,354    69,311    37,668

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                        2.527     1.835     2.375     2.438     2.316     1.875     1.670
  End of Period                              2.954     2.527     1.835     2.375     2.438     2.316     1.875
  Units Outstanding at End of Period
     (in thousands)                         40,196    47,472    63,322    76,419    81,632    81,133    80,048

AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                       1.824     1.466     2.054     2.768     3.417     2.671     2.001
   End of Period                             1.931     1.824     1.466     2.054     2.768     3.417     2.671
   Units Outstanding at End of Period
    in thousands)                          100,514   135,926    97,683   130,588   144,445   136,939   121,005

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                        1.446     1.149     1.445     1.869     2.084     1.605     1.398
  End of Period                              1.632     1.446     1.149     1.445     1.869     2.084     1.605
  Units Outstanding at End of Period
     (in thousands)                         89,898   123,218   137,904   144,032   143,187   129,946   130,011

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                        1.995     1.959     1.838     1.728     1.590     1.629     1.530
  End of Period                              2.044     1.995     1.959     1.838     1.728     1.590     1.629
  Units Outstanding at End of Period
     (in thousands)                         69,962    96,291   102,999   108,332    91,834   106,780   102,088

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                        1.482     1.383     1.000       N/A
  End of Period                              1.670     1.482     1.383       N/A
  Units Outstanding at End of Period
     (in thousands)                         70,932    52,927     16096       N/A

AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                       1.514     1.259     1.024     1.055
   End of Period                             2.001     1.514     1.259     1.024
   Units Outstanding at End of Period
    in thousands)                           96,643    62,633    47,078    38,415

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                        1.355     1.127     0.956     1.000
  End of Period                              1.398     1.355     1.127     0.956
  Units Outstanding at End of Period
     (in thousands)                        115,585    77,485    37,680    12,530

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                        1.418     1.390     1.073     1.250
  End of Period                              1.530     1.418     1.390     1.196
  Units Outstanding at End of Period
     (in thousands)                         86,816    79,054    69,168    57,454

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                        3.032     2.223     2.695     2.427     1.889     2.011     1.945
  End of Period                              3.566     3.032     2.223     2.695     2.427     1.889     2.011
  Units Outstanding at End of Period
     (in thousands)                         43,892    62,834    73,932    75,512    84,657   103,456    99,750

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                        0.631     0.505     0.663     0.910     1.000       N/A       N/A
  End of Period                              0.695     0.996     0.505     0.663     0.910       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         33,515    45,341    64,998    73,596    34,003       N/A       N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                        0.771     0.625     0.859     1.000       N/A       N/A       N/A
  End of Period                              0.795     0.771     0.625     0.859       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          5,239     5,538     6,053     2,783       N/A       N/A       N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                        0.899     0.714     0.959     1.113     1.000       N/A       N/A
  End of Period                              0.953     0.899     0.714     0.959     1.113       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         14,795    18,782    23,378    30.205    17,623       N/A       N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                        0.645     0.523     0.761     0.883     1.000       N/A       N/A
  End of Period                              0.672     0.645     0.523     0.761     0.883       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         23,037    31,971    44,244    54,115    35,152       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                        1.580     1.249     1.075     1.167
  End of Period                              1.945     1.580     1.249     1.075
  Units Outstanding at End of Period
     (in thousands)                         85,126    60,145    43,433    33,049

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V.I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                        0.996     0.758     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.088     0.996     0.758       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         58,754    83,127    57,284       N/A       N/A       N/A       N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                        0.986     0.741     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.088     0.986     0.741       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         58,754     1,884     3,831       N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                        1.037     0.796     1.039     1.053     1.000       N/A       N/A
  End of Period                              1.137     1.037     0.796     1.039     1.053       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         65,504    85,680   111,809   107.903    26,264       N/A       N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                        0.544     0.448     0.657     0.807     1.000       N/A       N/A
  End of Period                              0.581     0.544     0.448     0.657     0.807       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                        102,546   142,071   125,366    89,664    41,877       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                        1.147     0.826     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.346     1.147     0.826       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          7,193     7,124     8,092       N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                        1.065     0.841     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.190     1.065     0.841       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          4,632     5,041     5,960       N/A       N/A       N/A       N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                        2.103     1.488     1.685     1.962     1.000     1.736     1.596
  End of Period                              2.524     2.103     1.488     1.685     1.962     1.980     1.736
  Units Outstanding at End of Period
     (in thousands)                         22,097    28,413    35,925    45,358    57,144    63,396    68,279

DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                        0.732     0.527     0.714     0.862     1.000       N/A       N/A
  End of Period                              0.809     0.732     0.527     0.714     0.862       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          9,689    13,379    18,371    26,111    20,348       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                        1.519     1.284     1.143     1.129
  End of Period                              1.596     1.519     1.284     1.143
  Units Outstanding at End of Period
     (in thousands)                         62,134    44,416    34,692    26,924

DELAWARE VIP GROWTH OPPORTUNITIES
SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                        1.006     0.992     1.003     1.000       N/A       N/A       N/A
  End of Period                              1.020     1.006     0.992     1.003       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          8,142     6,745     6,606     5,031       N/A       N/A       N/A

FIDELITY VIP II ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                        1.759     1.513     1.682     1.779     1.000     1.717     1.514
  End of Period                              1.828     1.759     1.513     1.682     1.779     1.879     1.717
  Units Outstanding at End of Period
     (in thousands)                         25,020    30,953    39,943    56,014    69,447    78,861    69,704

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        3.426     2.667     3.259     3.479     1.000     3.107     2.824
  End of Period                              3.765     3.426     2.667     3.259     3.479     3.256     3.107
  Units Outstanding at End of Period
     (in thousands)                         77,753   103,116   129,891   155,830   160,638   188,374   187,989

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        3.119     2.382     3.458     4.261     1.000     3.586     2.608
  End of Period                              3.177     3.119     2.382     3.458     4.261     4.857     3.586
  Units Outstanding at End of Period
     (in thousands)                         74,506    95,952   118,860   145,454   165,188   160,262   149,009

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FIDELITY VIP II ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                        1.273     1.127     0.977     1.000
  End of Period                              1.514     1.273     1.127     0.977
  Units Outstanding at End of Period
     (in thousands)                         55,551    42,415    33,444    20,720

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        2.236     1.185     1.490     1.412
  End of Period                              2.824     2.236     1.185     1.490
  Units Outstanding at End of Period
     (in thousands)                        180,001   167,000   139,145   104,356

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        2.143     1.895     1.419     1.440
  End of Period                              2.608     2.143     1.895     1.419
  Units Outstanding at End of Period
     (in thousands)                        148,211   142,450   116,485    90,717

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        1.940     1.547     1.518     1.745     1.000     2.142     2.272
  End of Period                              2.096     1.940     1.547     1.518     1.745     2.284     2.142
  Units Outstanding at End of Period
     (in thousands)                         31,613    42,370    53,459    75,143    89,452    97,498    97,829

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                        1.753     1.241     1.579     2.033     1.000     1.814     1.632
  End of Period                              1.963     1.753     1.241     1.579     2.033     2.550     1.814
  Units Outstanding at End of Period
     (in thousands)                         27,367    35,468    47,396    63,236    72,650    58,821    59,052

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                        1.064     0.843     0.946     1.000       N/A       N/A       N/A
  End of Period                              1.208     1.064     0.843     0.946       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         28,056    25,489    23,143     6,027       N/A       N/A       N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                        0.729     0.572     0.744     0.884     1.000       N/A       N/A
  End of Period                              0.768     0.729     0.572     0.744     0.884       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          6,851     8,315     8,451     8,713     4,701       N/A       N/A

FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                        1.168     0.857     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.435     1.168     0.857       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         11,728     9,987     8,762       N/A       N/A       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        1.958     1.743     1.465     1.510
  End of Period                              2.272     1.958     1.743     1.465
  Units Outstanding at End of Period
     (in thousands)                         76,343    53,956    38,042    27,041

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                        1.484     1.330     1.230     1.226
  End of Period                              1.632     1.484     1.330     1.230
  Units Outstanding at End of Period
     (in thousands)                         56,689    63,050    65,256    59,774

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FIDELITY VIP GROWTH OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FIDELITY VIP MID CAP PORTFOLIO
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                        1.161     0.748     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.435     1.161     0.748       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         11,728     6,841     2,668       N/A       N/A       N/A       N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                        1.073     0.867     0.947     1.192     1.000       N/A       N/A
  End of Period                              1.170     1.073     0.867     0.947     1.192       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          6,197     6,133     6,131     5,654     1,498       N/A       N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                        1.025     0.819     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.090     1.025     0.819       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,580     2,074     1,207       N/A       N/A       N/A       N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                        0.678     0.501     0.713     0.854     1.000       N/A       N/A
  End of Period                              0.745     0.678     0.501     0.713     0.854       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         55,170    76,438    69,575    59,750    39,455       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES  FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                        1.041     0.844     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.156     1.041     0.844       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          5,702     5,848     4,311       N/A       N/A       N/A       N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                        1.022     0.784     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.194     1.022     0.784       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         17,180    24,466    19,374       N/A       N/A       N/A       N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                        0.592     0.591     0.633     0.900     1.000       N/A       N/A
  End of Period                              0.608     0.719     0.591     0.633     0.900       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         41,458    35,925    50,358   110,027    40,227       N/A       N/A

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        0.719     0.457     0.767     0.855     1.000       N/A       N/A
  End of Period                              0.792     0.592     0.457     0.767     0.855       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         28,738    55,756    86,729    67,633    45,951       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                        0.956     0.710     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.077     0.956     0.710       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          5,322     6,591     3,341       N/A       N/A       N/A       N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                        0.982     0.747     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.028     0.982     0.747       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,682     3,162     4,210       N/A       N/A       N/A       N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                        1.049     0.918     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.148     1.049     0.918       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         13,135    13,765     9,555       N/A       N/A       N/A       N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                        1.118     0.837     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.430     1.118     0.837       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,985     1,385       111       N/A       N/A       N/A       N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                        1.102     0.897     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.192     1.102     0.897       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          3,287     3,284     1,452       N/A       N/A       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                        1.011     0.785     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.062     1.011     0.785       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          9,180     9,294     6,290       N/A       N/A       N/A       N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                        1.084     0.770     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.269     1.084     0.770       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          8,861     7,989     7,708       N/A       N/A       N/A       N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                        1.154     0.946     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.237     1.154     0.946       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         10,324    12,863     8,927       N/A       N/A       N/A       N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                        1.003     0.805     1.000       N/A       N/A       N/A       N/A
  End of Period                              1.078     1.003     0.805       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          3,313     3,517     3,512       N/A       N/A       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                        1.047     0.673     0.692     0.758     1.000       N/A       N/A
  End of Period                              1.224     1.047     0.673     0.692     0.758       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         15,009    20,713    10,104     8,741     6,325       N/A       N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                        1.425     1.076     1.067     1.007     1.000       N/A       N/A
  End of Period                              1.902     1.425     1.076     1.067     1.007       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          9,176     8,866    11,154     6,162     1,505       N/A       N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        0.444     0.307     0.484     0.726     1.000       N/A       N/A
  End of Period                              0.446      0444     0.307     0.484     0.726       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                         29,415    36,309    46,709    61,559    39,623       N/A       N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                        1.299     1.028     1.141     1.216     1.000       N/A       N/A
  End of Period                              1.433     1.299     1.028     1.141     1.216       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          5,807     7,711     9,276    12,847     8,123       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                        1.179     0.917     1.138     1.485     1.000     1.396     1.222
  End of Period                              1.322     1.179     0.917     1.138     1.485     1.834     1.396
  Units Outstanding at End of Period
     (in thousands)                         36,671    49,874    81,388   115,669    77,533    68,032    68,367

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                        1.203     1.064     1.000       N/A
  End of Period                              1.222     1.203     1.064       N/A
  Units Outstanding at End of Period
     (in thousands)                         59,832    35,915     10882       N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                        2.064     1.641     2.175     2.655     2.977     2.336     1.986
  End of Period                              2.246     2.064     1.641     2.175     2.655     2.977     2.336
  Units Outstanding at End of Period
     (in thousands)                          4,443     6,396     8,397    10,745    11,654    10,700     9,224
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                        2.464     1.956     2.552     2.943     3.282     2.766     2.187
  End of Period                              2.679     2.464     1.956     2.552     2.943     3.282     2.766
  Units Outstanding at End of Period
     (in thousands)                          8,473    11,519     9,610    11,959    12,588    11,440     8,479
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                        1.560     1.557     1.446     1.363     1.257     1.273     1.199
  End of Period                              1.570     1.560     1.557     1.446     1.363     1.257     1.273
  Units Outstanding at End of Period
     (in thousands)                          4,429     7,305    11,411     5,459     3,312     4,118     2,605
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                        1.329     1.337     1.335     1.299     1.239     1.195     1.149
  End of Period                              1.321     1.329     1.337     1.335     1.299     1.239     1.195
  Units Outstanding at End of Period
     (in thousands)                          6,657    10,347    18,996    16,153    11,842    10,044     8,683

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                        1.610     1.359     1.037     1.000
  End of Period                              1.986     1.610     1.359     1.037
  Units Outstanding at End of Period
     (in thousands)                          7,404     4,652     2,436       947
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                        1.675     1.390     1.035     1.000
  End of Period                              2.187     1.675     1.390     1.035
  Units Outstanding at End of Period
     (in thousands)                          5,712      2417       947       189
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                        1.136     1.113     0.998     1.000
  End of Period                              1.199     1.136     1.113     0.998
  Units Outstanding at End of Period
     (in thousands)                          1,694     1,629     1,098       363
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                        1.105     1.064     1.020     1.000
  End of Period                              1.149     1.105     1.064     1.020
  Units Outstanding at End of Period
     (in thousands)                          8,628     7,379     4,194     1,837

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                        2.527     1.835     2.375     2.438     2.316     1.875     1.670
  End of Period                              2.954     2.527     1.835     2.375     2.438     2.316     1.875
  Units Outstanding at End of Period
     (in thousands)                          3,320     4,638     5.252     6,280     7,028     6,678     5,947

AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                       1.882     1.512     2.119     2.856     3.525     2.756     2.064
   End of Period                             1.992     1.882     1.512     2.119     2.856     3.525     2.756
   Units Outstanding at End of Period
     (in thousands)                          8,702    11,850     8.358    11,268    12,442    11,455     8,389

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                        1.446     1.149     1.446     1.869     2.084     1.605     1.398
  End of Period                              1.632     1.446     1.149     1.446     1.869     2.084     1.605
  Units Outstanding at End of Period
     (in thousands)                          5,148     7,237     8,958    11,030    11,747    10,841     9,713

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                        1.651     1.622     1,522     1,431     1.316     1.348     1.267
  End of Period                              1.692     1.651     1,622     1,522     1.431     1.316     1.348
  Units Outstanding at End of Period
     (in thousands)                          4,280     6,767     7,379     6,463     5,053     5,686     5,160

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                        1.482     1.115     1.000       N/A
  End of Period                              1.670     1.482     1.115       N/A
  Units Outstanding at End of Period
     (in thousands)                          5,197     3,849     1,069       N/A

AIT SELECT GROWTH FUND
Unit Value:
   Beginning of Period                       1.562     1.229     1.057     1.000
   End of Period                             2.064     1.562     1.229     1.057
   Units Outstanding at End of Period
     (in thousands)                          5,589     2,645     1,278       406

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                        1.355     1.128     0.956     1.000
  End of Period                              1.398     1.355     1.128     0.956
  Units Outstanding at End of Period
     (in thousands)                          8,076     5,068     2,093       446

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
  Beginning of Period                        1.174     1.151     0.990     1.000
  End of Period                              1.267     1.174     1.151     0.990
  Units Outstanding at End of Period
     (in thousands)                          3,889     2,854     1,677     1,677

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                        2.749     2.015     2.444     2.201     1.712     1.823     1.764
  End of Period                              3.234     2.749     2.015     2.444     2.201     1.712     1.823
  Units Outstanding at End of Period
     (in thousands)                          4,576     5,753     7,246     8,159     7,745     8,309     7,243

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                        0.631     0.505     0.663     0.910     1.000       N/A       N/A
  End of Period                              0.695     0.631     0.505     0.663     0.910       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,886     2,299     3.018     3,832     2,495       N/A       N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                        0.771     0.625     0.859     1.000       N/A       N/A       N/A
  End of Period                              0.795     0.771     0.625     0.859       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            365       547       368        91       N/A       N/A       N/A

AIM V. I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                        0.899     0.714     0.959     1.113     1.000       N/A       N/A
  End of Period                              0.953     0.899     0.714     0.959     1.113       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,734     3,496     3,913     4,406     2,421       N/A       N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                        0.645     0.523     0.761     0.883     1.000       N/A       N/A
  End of Period                              0.672     0.645     0.523     0.761     0.883       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,392     3,020     3,839     4,914     3,008       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                        1.433     1.131     0.975     1.000
  End of Period                              1.764     1.433     1.131     0.975
  Units Outstanding at End of Period
     (in thousands)                          5,466     3,037     1,614       795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V. I. HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                        0.996     0.758       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.088     0.996     0.758       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,323     2,045     1,534       N/A       N/A       N/A       N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                        0.986     0.741       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.120     0.986     0.741       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                             62        60        40       N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                        1.037     0.796     1.039     1.053     1.000       N/A       N/A
  End of Period                              1.137     1.037     0.796     1.039     1.053       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          5,770     7,731     8,986     7,873     1,999       N/A       N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                        0.544     0.448     0.657     0.807     1.000       N/A       N/A
  End of Period                              0.581     0.544     0.448     0.657     0.807       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          3,532     5,053     5,115     5,325     3,419       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                        1.147     0.826       N/A       N/A     1.000       N/A       N/A
  End of Period                              1.346     1.147     0.826       N/A     0.807       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,368     1,720     1,221       N/A     3,419       N/A       N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                        1.065     0.841       N/A       N/A     1.000       N/A       N/A
  End of Period                              1.190     1.065     0.841       N/A     0.807       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,006     1,293       940       N/A     3,419       N/A       N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                        1.827     1.293     1.464     1.704     1.720     1.508     1.387
  End of Period                              2.193     1.827     1.293     1.464     1.704     1.720     1.508
  Units Outstanding at End of Period
     (in thousands)                          2,322     2,975     3,573     4,207     4,193     4,560     4,148

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
  Beginning of Period                        0.732     0.527     0.714     0.862     1.000       N/A       N/A
  End of Period                              0.809     0.732     0.527     0.714     0.862       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            753       978     1,129     1,578     1,126       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
ALLIANCEBERNSTEIN SMALL/MID-CAP VALUE
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                        1.319     1.115     0.993     1.000
  End of Period                              1.387     1.319     1.115     0.993
  Units Outstanding at End of Period
     (in thousands)                          3,266     2,023     1,304       667

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                        1.006     0.992     1.003     1.000       N/A       N/A       N/A
  End of Period                              1.020     1.006     0.992     1.003       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            719       705       518       560       N/A       N/A       N/A

FIDELITY VIP ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period                        1.774     1.526     1.697     1.795     1.896     1.732     1.527
  End of Period                              1.844     1.774     1.526     1.697     1.795     1.896     1.732
  Units Outstanding at End of Period
     (in thousands)                          2,474     3,561     3,839     4,396     4,729     4,614     3,514

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        2.467     1.921     2.347     2.506     2.345     2.238     2.034
  End of Period                              2.712     2.467     1.921     2.347     2.506     2.345     2.238
  Units Outstanding at End of Period
     (in thousands)                          7,966    10,778    13,173    15,468    16,147    17,836    16,111

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        2.358     1.801     2.615     3.222     3.673     2.712     1.972
  End of Period                              2.402     2.358     1.801     2.615     3.222     3.673     2.712
  Units Outstanding at End of Period
     (in thousands)                          9,330    11,909    13,775    16,960    18,614    16,528    13,035

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FIDELITY VIP ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period                        1.284     1.137     0.985     1.000
  End of Period                              1.527     1.284     1.137     0.985
  Units Outstanding at End of Period
     (in thousands)                          3,125     2,735     2,025     1,240

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        1.610     1.430     1.073     1.000
  End of Period                              2.034     1.610     1.430     1.073
  Units Outstanding at End of Period
     (in thousands)                         12,959     9,957     5,738     2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        1.620     1.433     1.073     1.073
  End of Period                              1.972     1.620     1.433     1.073
  Units Outstanding at End of Period
     (in thousands)                         11,575     9,342     4,952     1,944

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        1.318     1.051     1.031     1.185     1.551     1.455     1.543
  End of Period                              1.424     1.318     1.051     1.031     1.185     1.551     1.455
  Units Outstanding at End of Period
     (in thousands)                          4,973     8,246     8,193    10,895    11,813    15,020    14,203

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                        1.394     0.987     1.256     1.616     2.028     1.443     1.298
  End of Period                              1.561     1.394     0.987     1.256     1.616     2.028     1.443
  Units Outstanding at End of Period
     (in thousands)                          2,774     3,773     4,900     5,677     6,095     4,796     4,358

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                        1.064     0.843     0.946     1.000       N/A       N/A       N/A
  End of Period                              1.208     1.064     0.843     0.946       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,393     2,584     2,396       159       N/A       N/A       N/A

FIDELITY   VIP  GROWTH   OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                        0.729     0.572     0.744     0.884     1.000       N/A       N/A
  End of Period                              0.768     0.729     0.572     0.744     0.884       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            280       331       474       470       335       N/A       N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                        1.168     0.857       N/A     0.884     1.000       N/A       N/A
  End of Period                              1.435     1.168     0.857     0.744     0.884       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,647     1,347     1,169       470       335       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                        1.330     1.184     0.995     1.000
  End of Period                              1.543     1.330     1.184     0.995
  Units Outstanding at End of Period
     (in thousands)                          9,794     5,635     2,530       985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                        1.180     1.058     0.978     1.000
  End of Period                              1.298     1.180     1.058     0.978
  Units Outstanding at End of Period
     (in thousands)                          3,601     3,114     2,804     1,697

FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FIDELITY   VIP  GROWTH   OPPORTUNITIES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                        1.161     0.748       N/A     0.884     1.000       N/A       N/A
  End of Period                              1.302     1.161     0.748     0.744     0.884       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            884     1,191       403       470       335       N/A       N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                        1.073     0.867     0.947     1.192     1.000       N/A       N/A
  End of Period                              1.170     1.073     0.867     0.947     1.192       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            892     1,370     1,825     1,191       466       N/A       N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                        1.025     0.819       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.090     1.025     0.819       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            150       169        78       N/A       N/A       N/A       N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                        0.678     0.501     0.713     0.854     1.000       N/A       N/A
  End of Period                              0.745     0.678     0.501     0.713     0.854       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,890     3,921     3,941     3,469     1,703       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                        1.041     0.844       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.156     1.041     0.844       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            868     1,099       869       N/A       N/A       N/A       N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                        1.022     0.784       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.194     1.022     0.784       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            525       458       254       N/A       N/A       N/A       N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                        0.719     0.591     0.767     0.900     1.000       N/A       N/A
  End of Period                              0.792     0.719     0.591     0.767     0.900       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,381     3,600     4,120     4,789     3,157       N/A       N/A

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        0.592     0.457     0.633     0.855     1.000       N/A       N/A
  End of Period                              0.608     0.592     0.457     0.633     0.855       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,331     3,017     3,439     4,723     2,991       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                        0.956     0.710       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.077     0.956     0.710       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            312       196        56       N/A       N/A       N/A       N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                        0.982     0.747       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.028     0.982     0.747       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            243       281       310       N/A       N/A       N/A       N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                        1.049     0.918       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.148     1.049     0.918       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,224     1,559     1,213       N/A       N/A       N/A       N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                        1.118     0.837       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.430     1.118     0.837       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            188        97        38       N/A       N/A       N/A       N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                        1.102     0.897       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.192     1.102     0.897       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            596       302        13       N/A       N/A       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                        1.011     0.785       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.062     1.011     0.785       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            301       238       169       N/A       N/A       N/A       N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                        1.084     0.770       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.269     1.084     0.770       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,336     1,272     1,236       N/A       N/A       N/A       N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                        1.154     0.946       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.237     1.154     0.946       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            634     1,581       298       N/A       N/A       N/A       N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                        1.003     0.805       N/A       N/A       N/A       N/A       N/A
  End of Period                              1.078     1.003     0.805       N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            668       753       362       N/A       N/A       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                        1.047     0.673     0.692     0.758     1.000       N/A       N/A
  End of Period                              1.224     1.047     0.673     0.692     0.758       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,314     1,427     1,174     1,807       793       N/A       N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                        1.425     1.076     1.067     1.007     1.000       N/A       N/A
  End of Period                              1.902     1.425     1.076     1.067     1.007       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,358     1,715     1,733       968       253       N/A       N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                        0.444     0.307     0.484     0.726     1.000       N/A       N/A
  End of Period                              0.446     0.444     0.307     0.484     0.726       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          2,589     3,336     3,309     4,047     2,629       N/A       N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                        1.299     1.028     1.141     1.216     1.000       N/A       N/A
  End of Period                              1,433     1.299     1.028     1.141     1.216       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                          1,266     1,770     2,316     2,961     1,502       N/A       N/A

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                          N/A       N/A       N/A       N/A
  End of Period                                N/A       N/A       N/A       N/A
  Units Outstanding at End of Period
     (in thousands)                            N/A       N/A       N/A       N/A

                                                                YEAR ENDED DECEMBER 31ST
                                          --------------------------------------------------------------------
SUB-ACCOUNT                                 2004      2003      2002      2001      2000      1999      1998
-----------                               --------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                        1.179     0.917     1.138     1.485     1.834     1.396     1.222
  End of Period                              1.322     1.179     0.917     1.138     1.485     1.834     1.396
  Units Outstanding at End of Period
     (in thousands)                          2,774     3,825     5,300     6,336     6,720     5,937     5,670

                                                 YEAR ENDED DECEMBER 31ST
                                          --------------------------------------
SUB-ACCOUNT                                 1997      1996      1995      1994
-----------                               --------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
PORTFOLIO
Unit Value:
  Beginning of Period                        1.203     1.064     1.000       N/A
  End of Period                              1.222     1.203     1.064       N/A
  Units Outstanding at End of Period
     (in thousands)                          4,536      2506       542       N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED APRIL 29, 2005 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                              DATED APRIL 29, 2005


AFLIAC Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                              3

TAXATION OF THE CONRACT, THE VARIABLE ACCOUNT AND THE COMPANY                4

SERVICES                                                                     4

UNDERWRITERS                                                                 5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                   5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                  7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                                7

PERFORMANCE INFORMATION                                                      9

FINANCIAL STATEMENTS                                                       F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, the Company and its subsidiaries had over $17.1 billion in assets and over $23.5 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and the ExecAnnuity Plus contracts (Forms A3018-91 and A3021-93), two predecessor contracts. Each Sub-Account invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)             EATON VANCE VARIABLE TRUST
AIT Core Equity Fund                                    Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund
AIT Government Bond Fund                                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Money Market Fund                                   Fidelity VIP Asset Manager Portfolio
AIT Select Capital Appreciation Fund                    Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                                  Fidelity VIP Growth Portfolio
AIT Select International Equity Fund                    Fidelity VIP High Income Portfolio
AIT Select Investment Grade Income Fund                 Fidelity VIP Overseas Portfolio
AIT Select Value Opportunity Fund
                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)          Fidelity VIP Contrafund(R) Portfolio
AIM V.I. Aggressive Growth Fund                         Fidelity VIP Growth Opportunities Portfolio
AIM V.I. Blue Chip Fund                                 Fidelity VIP Mid Cap Portfolio
AIM V.I. Health Sciences Fund                           Fidelity VIP Value Strategies Portfolio
AIM V.I. Premier Equity Fund
                                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)         (CLASS 2)
AIM V.I. Basic Value Fund                               FT VIP Franklin Growth and Income Securities Fund
AIM V.I. Capital Development Fund                       FT VIP Franklin Large Cap Growth Securities Fund
                                                        FT VIP Franklin Small-Mid Cap Growth Securities Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   FT VIP Mutual Shares Securities Fund
(CLASS B)                                               FT VIP Templeton Foreign Securities Fund
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio            JANUS ASPEN SERIES (SERVICE SHARES)
AllianceBernstein Small/Mid-Cap Value Portfolio         Janus Aspen Growth and Income Portfolio
AllianceBernstein Value Portfolio                       Janus Aspen Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
MFS(R) Mid Cap Growth Series                            Pioneer Emerging Markets VCT Portfolio
MFS(R) New Discovery Series                             Pioneer Real Estate Shares VCT Portfolio
MFS(R) Total Return Series
MFS(R) Utilities Series                                 SCUDDER VARIABLE SERIES II
                                                        Scudder Technology Growth Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)     SVS Dreman Financial Services Portfolio
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA                T. ROWE PRICE INTERNATIONAL SERIES, INC.
Oppenheimer Global Securities Fund/VA                   T. Rowe Price International Stock Portfolio
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account VA-K of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2002, 2003 and 2004 were $16,766,259.69, $2,245,206.97 and $796,841.35.

No commissions were retained by VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2002, 2003 and 2004.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)   Accumulation Unit Value -- Previous Valuation Period                         $   1.135000

(2)   Value of Assets -- Beginning of Valuation Period                             $  5,000,000

(3)   Excess of Investment Income and Net Gains Over Capital Losses                $      1,675

(4)   Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)       0.000335

(5)   Annual Charge (one-day equivalent of 1.45% per annum)                            0.000040

(6)   Net Investment Rate (4) - (5)                                                    0.000295

(7)   Net Investment Factor 1.000000 + (6)                                             1.000295

(8)   Accumulation Unit Value -- Current Period (1) x (7)                          $   1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -  must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -  will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

 (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

 (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

 (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                     MINIMUM
        CONTRACT      MINIMUM        GUARANTEED
        ANNIVERSARY   GUARANTEED     ANNUAL
        AT EXERCISE   BENEFIT BASE   INCOME(1)
        -----------   ------------   ----------
        10            $  162,889     $ 12,153
        15            $  207,892     $ 17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

           P(1 + T)(TO THE POWER OF n)  =   ERV

         Where:   P                     =   a hypothetical initial payment to
                                            the Variable Account of $1,000

                  T                     =   average annual total return

                  n                     =   number of years

                 ERV                    =   the ending redeemable value of the
                                            $1,000 payment at the end of the
                                            specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

            YEARS FROM DATE OF      CHARGE AS PERCENTAGE OF
            PAYMENT TO DATE OF       NEW PURCHASE PAYMENTS
                WITHDRAWAL                WITHDRAWN*
                ----------                ----------
                     0-2                      8%
                      3                       7%
                      4                       6%
                      5                       5%
                      6                       4%
                      7                       3%
                      8                       2%
                      9                       1%
                 Thereafter                   0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)(TO THE POWER OF n)  =    EV

     Where: P                     =    a hypothetical initial payment to the
                                       Variable Account of $1,000

            T                     =    average annual total return

            n                     =    number of years

            EV                    =    the ending value of the $1,000 payment at
                                       the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
              ALLMERICA ADVANTAGE AND EXECANNUITY PLUS '91 AND '93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2004

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                                10 YEARS OR
                                                                                    FOR YEAR                  SINCE INCEPTION
                                                                  SUB-ACCOUNT        ENDED                     OF SUB-ACCOUNT
                                                                 INCEPTION DATE     12/31/04       5 YEARS       (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                                 9/4/91           0.77%         -6.65%          7.88%
AIT Equity Index Fund                                                9/4/91           0.68%         -5.14%          9.88%
AIT Government Bond Fund                                             9/8/91          -6.67%          3.64%          4.59%
AIT Money Market Fund                                                9/9/91          -7.77%          0.32%          2.58%
AIT Select Capital Appreciation Fund                                4/30/95           8.77%          4.01%         11.77%
AIT Select Growth Fund                                              9/16/92          -1.94%        -11.93%          6.44%
AIT Select International Equity Fund                                 5/3/94           4.62%         -5.90%          5.36%
AIT Select Investment Grade Income Fund                              9/5/91          -5.02%          4.23%          5.42%
AIT Select Value Opportunity Fund                                    1/3/00           9.46%         12.83%         12.64%
AIM V.I. Aggressive Growth Fund                                      8/1/00           2.20%           N/A          -8.94%
AIM V.I. Blue Chip Fund                                              5/1/01          -4.27%           N/A          -7.48%
AIM V.I. Health Sciences Fund                                        8/1/00          -1.65%           N/A          -2.14%
AIM V.I. Premier Equity Fund                                         8/1/00          -3.30%           N/A          -9.60%
AIM V.I. Basic Value Fund                                            5/1/02           1.35%           N/A           0.69%
AIM V.I. Capital Development Fund                                    5/1/02           5.60%           N/A           1.85%
AllianceBernstein Growth and Income Portfolio                        8/1/00           1.54%           N/A           1.82%
AllianceBernstein Large Cap Growth Portfolio                         8/1/00          -0.97%           N/A         -12.58%
AllianceBernstein Small/Mid-Cap Value Portfolio                      5/1/02           9.34%           N/A           9.56%
AllianceBernstein Value Portfolio                                    5/1/02           3.73%           N/A           4.33%
Delaware VIP International Value Equity Series                       5/6/93          11.94%          4.04%          8.17%
Delaware VIP Growth Opportunities Series                             8/1/00           2.53%           N/A          -5.71%
Eaton Vance VT Floating-Rate Income Fund                             5/1/01          -5.96%           N/A          -0.98%
Fidelity VIP Asset Manager Portfolio                                 5/4/94          -3.59%         -1.53%          6.42%
Fidelity VIP Equity-Income Portfolio                                 9/5/91           1.74%          1.76%          9.53%
Fidelity VIP Growth Portfolio                                        9/5/91          -5.72%         -9.38%          8.22%
Fidelity VIP High Income Portfolio                                  9/24/91           0.13%         -2.74%          3.54%
Fidelity VIP Overseas Portfolio                                      9/5/91           3.88%         -6.13%          4.69%
Fidelity VIP Contrafund(R) Portfolio                                 5/1/01           5.48%           N/A           3.82%
Fidelity VIP Growth Opportunities Portfolio                          8/1/00          -2.25%           N/A          -6.78%
Fidelity VIP Mid Cap Portfolio                                       5/1/02          14.85%           N/A          12.35%
Fidelity VIP Value Strategies Portfolio                              5/1/02           4.19%           N/A           8.13%
FT VIP Franklin Growth and Income Securities Fund                    8/1/00           1.16%           N/A           2.60%
FT VIP Franklin Large Cap Growth Securities Fund                     5/1/02          -1.29%           N/A           0.79%
FT VIP Franklin Small-Mid Cap Growth Securities Fund                 8/1/00           1.90%           N/A          -7.50%
FT VIP Mutual Shares Securities Fund                                 5/1/02           3.01%           N/A           3.14%
FT VIP Templeton Foreign Securities Fund                             5/1/02           8.80%           N/A           4.46%
Janus Aspen Growth and Income Portfolio                              8/1/00           2.10%           N/A          -6.19%
Janus Aspen Large Cap Growth Portfolio                               8/1/00          -4.75%           N/A         -11.67%
MFS(R) Mid Cap Growth Series                                         5/1/02           4.72%           N/A           0.35%
MFS(R) New Discovery Series                                          5/1/02          -2.87%           N/A          -1.39%
MFS(R) Total Return Series                                           5/1/02           1.54%           N/A           2.84%
MFS(R) Utilities Series                                              5/1/02          19.96%           N/A          12.22%

                                                                                                                10 YEARS OR
                                                                                    FOR YEAR                  SINCE INCEPTION
                                                                  SUB-ACCOUNT         ENDED                   OF SUB-ACCOUNT
                                                                 INCEPTION DATE     12/31/04       5 YEARS       (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA                                         5/1/02           0.41%          N/A            4.42%
Oppenheimer Capital Appreciation Fund/VA                             5/1/02          -2.50%          N/A           -0.18%
Oppenheimer Global Securities Fund/VA                                5/1/02           9.15%          N/A            7.05%
Oppenheimer High Income Fund/VA                                      5/1/02          -0.57%          N/A            5.94%
Oppenheimer Main Street Fund/VA                                      5/1/02          -0.18%          N/A            0.39%
Pioneer Emerging Markets VCT Portfolio                               8/1/00           8.93%          N/A            3.68%
Pioneer Real Estate Shares VCT Portfolio                             8/1/00          25.42%          N/A           14.96%
Scudder Technology Growth Portfolio                                  8/1/00          -6.81%          N/A          -17.64%
SVS Dreman Financial Services Portfolio                              8/1/00           2.42%          N/A            7.61%
T. Rowe Price International Stock Portfolio                          5/1/95           4.02%        -7.34%           2.85%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2004

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                                                                 10 YEARS OR
                                                                                    FOR YEAR                   SINCE INCEPTION
                                                                  SUB-ACCOUNT         ENDED                    OF SUB-ACCOUNT
                                                                 INCEPTION DATE     12/31/04       5 YEARS        (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                                 9/4/91           8.81%         -5.48%          8.03%
AIT Equity Index Fund                                                9/4/91           8.72%         -3.98%          9.98%
AIT Government Bond Fund                                             9/8/91           0.64%          4.54%          4.62%
AIT Money Market Fund                                                9/9/91          -0.55%          1.30%          2.62%
AIT Select Capital Appreciation Fund                                4/30/95          16.90%          4.99%         11.84%
AIT Select Growth Fund                                              9/16/92           5.88%        -10.78%          6.54%
AIT Select International Equity Fund                                 5/3/94          12.81%         -4.77%          5.49%
AIT Select Investment Grade Income Fund                              9/5/91           2.47%          5.16%          5.50%
AIT Select Value Opportunity Fund                                    1/3/00          17.62%         13.56%         12.73%
AIM V.I. Aggressive Growth Fund                                      8/1/00          10.18%           N/A          -7.91%
AIM V.I. Blue Chip Fund                                              5/1/01           3.16%           N/A          -6.06%
AIM V.I. Health Sciences Fund                                        8/1/00           6.01%           N/A          -1.08%
AIM V.I. Premier Equity Fund                                         8/1/00           4.24%           N/A          -8.60%
AIM V.I. Basic Value Fund                                            5/1/02           9.23%           N/A           3.19%
AIM V.I. Capital Development Fund                                    5/1/02          13.60%           N/A           4.34%
AllianceBernstein Growth and Income Portfolio                        8/1/00           9.61%           N/A           2.94%
AllianceBernstein Large Cap Growth Portfolio                         8/1/00           6.78%           N/A         -11.56%
AllianceBernstein Small/Mid-Cap Value Portfolio                      5/1/02          17.35%           N/A          11.78%
AllianceBernstein Value Portfolio                                    5/1/02          11.73%           N/A           6.73%
Delaware VIP International Value Equity Series                       5/6/93          20.02%          4.98%          8.24%
Delaware VIP Growth Opportunities Series                             8/1/00          10.50%           N/A          -4.69%
Eaton Vance VT Floating-Rate Income Fund                             5/1/01           1.34%           N/A           0.53%
Fidelity VIP Asset Manager Portfolio                                 5/4/94           3.94%         -0.55%          6.46%
Fidelity VIP Equity-Income Portfolio                                 9/5/91           9.91%          2.95%          9.71%
Fidelity VIP Growth Portfolio                                        9/5/91           1.88%         -8.14%          8.39%
Fidelity VIP High Income Portfolio                                  9/24/91           8.00%         -1.70%          3.64%
Fidelity VIP Overseas Portfolio                                      9/5/91          11.99%         -5.10%          4.78%
Fidelity VIP Contrafund(R) Portfolio                                 5/1/01          13.49%           N/A           5.29%
Fidelity VIP Growth Opportunities Portfolio                          8/1/00           5.34%           N/A          -5.80%
Fidelity VIP Mid Cap Portfolio                                       5/1/02          22.85%           N/A          14.49%
Fidelity VIP Value Strategies Portfolio                              5/1/02          12.19%           N/A          10.40%
FT VIP Franklin Growth and Income Securities Fund                    8/1/00           9.01%           N/A           3.62%
FT VIP Franklin Large Cap Growth Securities Fund                     5/1/02           6.37%           N/A           3.28%
FT VIP Franklin Small-Mid Cap Growth Securities Fund                 8/1/00           9.86%           N/A          -6.46%
FT VIP Mutual Shares Securities Fund                                 5/1/02          11.00%           N/A           5.58%
FT VIP Templeton Foreign Securities Fund                             5/1/02          16.81%           N/A           6.87%
Janus Aspen Growth and Income Portfolio                              8/1/00          10.06%           N/A          -5.15%
Janus Aspen Large Cap Growth Portfolio                               8/1/00           2.69%           N/A         -10.65%
MFS(R) Mid Cap Growth Series                                         5/1/02          12.72%           N/A           2.82%
MFS(R) New Discovery Series                                          5/1/02           4.67%           N/A           1.05%
MFS(R) Total Return Series                                           5/1/02           9.42%           N/A           5.30%
MFS(R) Utilities Series                                              5/1/02          27.96%           N/A          14.35%
Oppenheimer Balanced Fund/VA                                         5/1/02           8.20%           N/A           6.81%
Oppenheimer Capital Appreciation Fund/VA                             5/1/02           5.07%           N/A           2.29%
Oppenheimer Global Securities Fund/VA                                5/1/02          17.16%           N/A           9.35%

                                                                                                                 10 YEARS OR
                                                                                    FOR YEAR                   SINCE INCEPTION
                                                                  SUB-ACCOUNT         ENDED                    OF SUB-ACCOUNT
                                                                 INCEPTION DATE     12/31/04       5 YEARS        (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                                      5/1/02           7.15%          N/A             8.29%
Oppenheimer Main Street Fund/VA                                      5/1/02           7.56%          N/A             2.87%
Pioneer Emerging Markets VCT Portfolio                               8/1/00          16.94%          N/A             4.68%
Pioneer Real Estate Shares VCT Portfolio                             8/1/00          33.43%          N/A            15.67%
Scudder Technology Growth Portfolio                                  8/1/00           0.44%          N/A           -16.71%
SVS Dreman Financial Services Portfolio                              8/1/00          10.38%          N/A             8.49%
T. Rowe Price International Stock Portfolio                          5/1/95          12.12%        -6.34%            2.93%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2004

                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                                10 YEARS OR
                                                                   UNDERLYING       FOR YEAR                  SINCE INCEPTION
                                                                 FUND INCEPTION       ENDED                    OF UNDERLYING
                                                                      DATE          12/31/04       5 YEARS     FUND (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                                4/29/85          0.77%         -6.65%         7.88%
AIT Equity Index Fund*                                               9/28/90          0.68%         -5.14%         9.88%
AIT Government Bond Fund*                                            8/26/91         -6.67%          3.64%         4.59%
AIT Money Market Fund*                                               4/29/85         -7.77%          0.32%         2.58%
AIT Select Capital Appreciation Fund*                                4/28/95          8.77%          4.01%        11.77%
AIT Select Growth Fund*                                              8/21/92         -1.94%        -11.93%         6.44%
AIT Select International Equity Fund*                                 5/2/94          4.62%         -5.90%         5.36%
AIT Select Investment Grade Income Fund*                             4/29/85         -5.02%          4.23%         5.42%
AIT Select Value Opportunity Fund*                                   4/30/93          9.46%         12.83%        12.64%
AIM V.I. Aggressive Growth Fund*                                      5/1/98          2.20%         -5.96%         0.72%
AIM V.I. Blue Chip Fund                                             12/29/99         -4.27%         -9.39%        -9.22%
AIM V.I. Health Sciences Fund                                        5/22/97         -1.65%          1.00%         7.49%
AIM V.I. Premier Equity Fund                                          5/5/93         -3.30%         -9.41%         7.10%
AIM V.I. Basic Value Fund*                                           9/10/01          1.35%           N/A          1.76%
AIM V.I. Capital Development Fund*                                    5/1/98          5.60%          1.62%         3.84%
AllianceBernstein Growth and Income Portfolio*                       1/14/91          1.54%          2.95%        12.49%
AllianceBernstein Large Cap Growth Portfolio*                        6/26/92         -0.97%        -10.89%         9.71%
AllianceBernstein Small/Mid-Cap Value Portfolio*                      5/1/01          9.34%           N/A         13.68%
AllianceBernstein Value Portfolio*                                    5/1/01          3.73%           N/A          3.81%
Delaware VIP International Value Equity Series                      10/29/92         11.94%          4.04%         8.17%
Delaware VIP Growth Opportunities Series*                            7/12/91          2.53%         -4.22%         9.91%
Eaton Vance VT Floating-Rate Income Fund                              5/1/01         -5.96%           N/A         -0.98%
Fidelity VIP Asset Manager Portfolio                                  9/6/89         -3.59%         -1.53%         6.42%
Fidelity VIP Equity-Income Portfolio                                 10/9/86          1.74%          1.76%         9.53%
Fidelity VIP Growth Portfolio                                        10/9/86         -5.72%         -9.38%         8.22%
Fidelity VIP High Income Portfolio                                   9/19/85          0.13%         -2.74%         3.54%
Fidelity VIP Overseas Portfolio                                      1/28/87          3.88%         -6.13%         4.69%
Fidelity VIP Contrafund(R) Portfolio*                                 1/3/95          5.48%         -0.69%        12.20%
Fidelity VIP Growth Opportunities Portfolio                           1/3/95         -2.25%         -7.53%         5.71%
Fidelity VIP Mid Cap Portfolio*                                     12/28/98         14.85%         12.55%        18.51%
Fidelity VIP Value Strategies Portfolio*                             2/20/02          4.19%           N/A          9.49%
FT VIP Franklin Growth and Income Securities Fund*                   1/24/89          1.16%          4.91%         0.43%
FT VIP Franklin Large Cap Growth Securities Fund*                     5/1/96         -1.29%         -3.25%         6.78%
FT VIP Franklin Small-Mid Cap Growth Securities Fund                 11/1/95          1.90%         -6.94%         8.31%
FT VIP Mutual Shares Securities Fund*                                11/8/96          3.01%          4.94%         7.81%
FT VIP Templeton Foreign Securities Fund*                             5/1/92          8.80%         -1.46%         7.11%
Janus Aspen Growth and Income Portfolio*                              5/1/98          2.10%         -6.67%         5.99%
Janus Aspen Large Cap Growth Portfolio*                              9/13/93         -4.75%        -10.68%         6.91%
MFS(R) Mid Cap Growth Series*                                         5/1/00          4.72%           N/A         -9.37%
MFS(R) New Discovery Series*                                          5/1/98         -2.87%         -4.50%         5.21%
MFS(R) Total Return Series*                                           1/3/95          1.54%          4.75%         9.45%
MFS(R) Utilities Series*                                              1/3/95         19.96%         -0.54%        11.71%
Oppenheimer Balanced Fund/VA*                                         2/9/87          0.41%          3.40%         8.30%
Oppenheimer Capital Appreciation Fund/VA*                             4/3/85         -2.50%         -4.75%        11.13%
Oppenheimer Global Securities Fund/VA*                              11/12/90          9.15%          1.50%        10.70%

                                                                                                                 10 YEARS OR
                                                                   UNDERLYING       FOR YEAR                   SINCE INCEPTION
                                                                 FUND INCEPTION       ENDED                     OF UNDERLYING
                                                                      DATE          12/31/04       5 YEARS      FUND (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA*                                     4/30/86         -0.57%          2.66%         5.95%
Oppenheimer Main Street Fund/VA*                                      7/5/95         -0.18%         -4.14%         8.28%
Pioneer Emerging Markets VCT Portfolio*                             10/30/98          8.93%         -0.09%        10.84%
Pioneer Real Estate Shares VCT Portfolio*                             3/1/95         25.42%         18.68%        12.97%
Scudder Technology Growth Portfolio                                   5/3/99         -6.81%        -14.67%        -3.77%
SVS Dreman Financial Services Portfolio                               5/4/98          2.42%          7.34%         4.10%
T. Rowe Price International Stock Portfolio                          3/31/94          4.02%         -7.34%         3.06%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2004

                      SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                                                                10 YEARS OR
                                                                UNDERLYING FUND    FOR YEAR                   SINCE INCEPTION
                                                                   INCEPTION        ENDED                      OF UNDERLYING
                                                                     DATE          12/31/04       5 YEARS      FUND (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                                4/29/85           8.81%        -5.48%           8.03%
AIT Equity Index Fund*                                               9/28/90           8.72%        -3.98%           9.98%
AIT Government Bond Fund*                                            8/26/91           0.64%         4.54%           4.62%
AIT Money Market Fund*                                               4/29/85          -0.55%         1.30%           2.62%
AIT Select Capital Appreciation Fund*                                4/28/95          16.90%         4.99%          11.84%
AIT Select Growth Fund*                                              8/21/92           5.88%       -10.78%           6.54%
AIT Select International Equity Fund*                                 5/2/94          12.81%        -4.77%           5.49%
AIT Select Investment Grade Income Fund*                             4/29/85           2.47%         5.16%           5.50%
AIT Select Value Opportunity Fund*                                   4/30/93          17.62%        13.56%          12.73%
AIM V.I. Aggressive Growth Fund*                                      5/1/98          10.18%        -5.03%           1.17%
AIM V.I. Blue Chip Fund                                             12/29/99           3.16%        -8.55%          -8.54%
AIM V.I. Health Sciences Fund                                        5/22/97           6.01%         1.95%           7.66%
AIM V.I. Premier Equity Fund                                          5/5/93           4.24%        -8.54%           7.10%
AIM V.I. Basic Value Fund*                                           9/10/01           9.23%          N/A            3.49%
AIM V.I. Capital Development Fund*                                    5/1/98          13.60%         2.54%           4.20%
AllianceBernstein Growth and Income Portfolio*                       1/14/91           9.61%         3.87%          12.50%
AllianceBernstein Large Cap Growth Portfolio*                        6/26/92           6.78%        -9.99%           9.72%
AllianceBernstein Small/Mid-Cap Value Portfolio*                      5/1/01          17.35%          N/A           14.83%
AllianceBernstein Value Portfolio*                                    5/1/01          11.73%          N/A            5.27%
Delaware VIP International Value Equity Series                      10/29/92          20.02%         4.98%           8.24%
Delaware VIP Growth Opportunities Series*                            7/12/91          10.50%        -3.32%           9.91%
Eaton Vance VT Floating-Rate Income Fund                              5/1/01           1.34%          N/A            0.53%
Fidelity VIP Asset Manager Portfolio                                  9/6/89           3.94%        -0.55%           6.46%
Fidelity VIP Equity-Income Portfolio                                 10/9/86           9.91%         2.95%           9.71%
Fidelity VIP Growth Portfolio                                        10/9/86           1.88%        -8.14%           8.39%
Fidelity VIP High Income Portfolio                                   9/19/85           8.00%        -1.70%           3.64%
Fidelity VIP Overseas Portfolio                                      1/28/87          11.99%        -5.10%           4.78%
Fidelity VIP Contrafund(R) Portfolio*                                 1/3/95          13.49%         0.24%          12.20%
Fidelity VIP Growth Opportunities Portfolio                           1/3/95           5.34%        -6.67%           5.71%
Fidelity VIP Mid Cap Portfolio*                                     12/28/98          22.85%        13.16%          18.72%
Fidelity VIP Value Strategies Portfolio*                             2/20/02          12.19%          N/A           11.52%
FT VIP Franklin Growth and Income Securities Fund*                   1/24/89           9.01%         5.72%           0.43%
FT VIP Franklin Large Cap Growth Securities Fund*                     5/1/96           6.37%        -2.35%           6.85%
FT VIP Franklin Small-Mid Cap Growth Securities Fund*                11/1/95           9.86%        -6.02%           8.32%
FT VIP Mutual Shares Securities Fund*                                11/8/96          11.00%         5.75%           7.88%
FT VIP Templeton Foreign Securities Fund*                             5/1/92          16.81%        -0.54%           7.12%
Janus Aspen Growth and Income Portfolio*                              5/1/98          10.06%        -5.77%           6.33%
Janus Aspen Large Cap Growth Portfolio*                              9/13/93           2.69%        -9.79%           6.92%
MFS(R) Mid Cap Growth Series*                                         5/1/00          12.72%          N/A           -8.47%
MFS(R) New Discovery Series*                                          5/1/98           4.67%        -3.61%           5.55%
MFS(R) Total Return Series*                                           1/3/95           9.42%         5.57%           9.45%
MFS(R) Utilities Series*                                              1/3/95          27.96%         0.38%          11.71%
Oppenheimer Balanced Fund/VA*                                         2/9/87           8.20%         4.26%           8.30%
Oppenheimer Capital Appreciation Fund/VA*                             4/3/85           5.07%        -3.87%          11.13%
Oppenheimer Global Securities Fund/VA*                              11/12/90          17.16%         2.43%          10.70%

                                                                                                                10 YEARS OR
                                                                UNDERLYING FUND    FOR YEAR                   SINCE INCEPTION
                                                                   INCEPTION        ENDED                      OF UNDERLYING
                                                                     DATE          12/31/04       5 YEARS      FUND (IF LESS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA*                                     4/30/86          7.15%          3.55%           5.95%
Oppenheimer Main Street Fund/VA*                                      7/5/95          7.56%         -3.25%           8.28%
Pioneer Emerging Markets VCT Portfolio*                             10/30/98         16.94%          0.84%          11.13%
Pioneer Real Estate Shares VCT Portfolio*                             3/1/95         33.43%         19.19%          12.98%
Scudder Technology Growth Portfolio                                   5/3/99          0.44%        -13.84%          -3.11%
SVS Dreman Financial Services Portfolio                               5/4/98         10.38%          8.09%           4.46%
T. Rowe Price International Stock Portfolio                          3/31/94         12.12%         -6.34%           3.13%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2004:



                  Yield                     0.19%
                  Effective Yield           0.19%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

       Effective Yield = [(base period return + 1)(TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2004, and 2003 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 4 to the consolidated financial statements, effective January 1, 2004 the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional
Long-Duration Contracts and for Separate Accounts.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
February 24, 2005

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements Of Income

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES

  Premiums                                                               $       39.5    $       41.9    $       48.1
  Universal life and investment product policy fees                             280.0           319.3           409.8
  Net investment income                                                         217.5           270.9           384.2
  Net realized investment gains (losses)                                          8.6            16.4          (137.7)
  Other income                                                                   40.2           121.1            97.7
                                                                         ------------    ------------    ------------
    Total revenues                                                              585.8           769.6           802.1
                                                                         ------------    ------------    ------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims, losses and loss adjustment expenses                  231.1           265.2           485.6
  Policy acquisition expenses                                                   120.8           145.1           655.9
  Interest on trust instruments supported by funding obligations                 51.8            53.4            61.7
  Loss (gain) from retirement of trust instruments supported by
    funding obligations                                                           0.2            (5.7)         (102.6)
  Additional consideration received from sale of defined contribution
    business                                                                        -               -            (3.6)
  (Gain) loss from sale of universal life business                                  -            (5.5)           31.3
  Restructuring costs                                                             5.3            29.0            14.8
  Losses (gains) on derivative instruments                                        0.6            10.3           (40.3)
  Other operating expenses                                                      164.8           278.9           316.5
                                                                         ------------    ------------    ------------
    Total benefits, losses and expenses                                         574.6           770.7         1,419.3
                                                                         ------------    ------------    ------------
  Income (loss) before federal income taxes                                      11.2            (1.1)         (617.2)
                                                                         ------------    ------------    ------------

FEDERAL INCOME TAX BENEFIT
  Current                                                                       (80.5)            2.5           (28.5)
  Deferred                                                                       44.7           (19.9)         (215.3)
                                                                         ------------    ------------    ------------
    Total federal income tax benefit                                            (35.8)          (17.4)         (243.8)
                                                                         ------------    ------------    ------------

Income (loss) before cumulative effect of change in accounting
  principle                                                                      47.0            16.3          (373.4)

Cumulative effect of change in accounting principle                             (57.2)              -            (1.6)
                                                                         ------------    ------------    ------------
Net (loss) income                                                        $      (10.2)   $       16.3    $     (375.0)
                                                                         ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Balance Sheets

DECEMBER 31,                                                                           2004            2003
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $3,826.6 and $3,912.6)       $    3,976.1    $    4,080.1
    Equity securities at fair value (cost of $3.4 and $6.2)                                 5.6            10.3
    Mortgage loans                                                                         64.1           122.3
    Policy loans                                                                          256.4           268.0
    Other long-term investments                                                            54.7            80.0
                                                                                   ------------    ------------
      Total investments                                                                 4,356.9         4,560.7
                                                                                   ------------    ------------
  Cash and cash equivalents                                                               280.9           553.6
  Accrued investment income                                                                67.4            76.2
  Premiums, accounts and notes receivable, net                                              4.2             3.8
  Reinsurance receivable on paid and unpaid losses, benefits and
    unearned premiums                                                                     986.6         1,042.9
  Deferred policy acquisition costs                                                       694.1           894.6
  Deferred federal income taxes                                                           207.9           223.8
  Other assets                                                                            248.5           157.4
  Separate account assets                                                              10,455.0        11,835.4
                                                                                   ------------    ------------
      Total assets                                                                 $   17,301.5    $   19,348.4
                                                                                   ============    ============

LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits                                                         $    3,462.3    $    3,556.8
    Outstanding claims and losses                                                         110.3           105.2
    Unearned premiums                                                                       3.4             3.5
    Contractholder deposit funds and other policy liabilities                             374.7           675.5
                                                                                   ------------    ------------
      Total policy liabilities and accruals                                             3,950.7         4,341.0
                                                                                   ------------    ------------
  Expenses and taxes payable                                                              645.4           764.7
  Reinsurance premiums payable                                                             12.3            12.1
  Trust instruments supported by funding obligations                                    1,126.0         1,200.3
  Separate account liabilities                                                         10,455.0        11,835.4
                                                                                   ------------    ------------
      Total liabilities                                                                16,189.4        18,153.5
                                                                                   ------------    ------------
  Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                           2.5             2.5
  Additional paid-in capital                                                            1,000.0         1,075.0
  Accumulated other comprehensive loss                                                    (21.1)          (23.5)
  Retained earnings                                                                       130.7           140.9
                                                                                   ------------    ------------
      Total shareholder's equity                                                        1,112.1         1,194.9
                                                                                   ------------    ------------
      Total liabilities and shareholder's equity                                   $   17,301.5    $   19,348.4
                                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
  Balance at beginning and end of year                                        $        2.5    $        2.5    $        2.5
                                                                              ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL
  Balance at beginning of year                                                     1,075.0         1,075.0           887.0
  Return of capital                                                                  (75.0)              -           188.0
                                                                              ------------    ------------    ------------
  Balance at end of year                                                           1,000.0         1,075.0         1,075.0
                                                                              ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

  Net unrealized appreciation (depreciation) on investments and derivative instruments:
  Balance at beginning of year                                                         3.1            14.8            21.0
  Appreciation (depreciation) during the period:
    Net appreciation (depreciation) on available-for-sale securities and
      derivative instruments                                                          10.8           (17.9)           (9.6)
    (Provision) benefit for deferred federal income taxes                             (3.8)            6.2             3.4
                                                                              ------------    ------------    ------------
                                                                                       7.0           (11.7)           (6.2)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                              10.1             3.1            14.8
                                                                              ------------    ------------    ------------
  Minimum Pension Liability:
  Balance at beginning of year                                                       (26.6)          (44.0)          (15.5)
  (Increase) decrease during the period:
    (Increase) decrease in minimum pension liability                                  (7.1)           26.8           (43.8)
    Benefit (provision) for deferred federal income taxes                              2.5            (9.4)           15.3
                                                                              ------------    ------------    ------------
                                                                                      (4.6)           17.4           (28.5)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                             (31.2)          (26.6)          (44.0)
                                                                              ------------    ------------    ------------
  Total accumulated other comprehensive loss                                         (21.1)          (23.5)          (29.2)
                                                                              ------------    ------------    ------------

RETAINED EARNINGS
  Balance at beginning of year                                                       140.9           149.6           524.6
  Dividend                                                                               -           (25.0)              -
  Net (loss) income                                                                  (10.2)           16.3          (375.0)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                             130.7           140.9           149.6
                                                                              ------------    ------------    ------------

    Total shareholder's equity                                                $    1,112.1    $    1,194.9    $    1,197.9
                                                                              ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Comprehensive (Loss) Income

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net (loss) income                                                             $      (10.2)   $       16.3    $     (375.0)
                                                                              ------------    ------------    ------------
Other comprehensive income (loss):
  Available-for-sale securities:
    Net (depreciation) appreciation during the period                                (19.9)          (10.7)           48.9
    Benefit (provision) for deferred federal income taxes                              6.9             3.7           (17.1)
                                                                              ------------    ------------    ------------
  Total available-for-sales securities                                               (13.0)           (7.0)           31.8
                                                                              ------------    ------------    ------------
  Derivative instruments:
    Net appreciation (depreciation) during the period                                 30.7            (7.2)          (58.5)
    (Provision) benefit for deferred federal income taxes                            (10.7)            2.5            20.5
                                                                              ------------    ------------    ------------
  Total derivatives instruments                                                       20.0            (4.7)          (38.0)
                                                                              ------------    ------------    ------------
                                                                                       7.0           (11.7)           (6.2)
                                                                              ------------    ------------    ------------
  Minimum pension liability:
    (Increase) decrease in minimum pension liability                                  (7.1)           26.8           (43.8)
    Benefit (provision) for deferred federal income taxes                              2.5            (9.4)           15.3
                                                                              ------------    ------------    ------------
                                                                                      (4.6)           17.4           (28.5)
                                                                              ------------    ------------    ------------
Other comprehensive income (loss)                                                      2.4             5.7           (34.7)
                                                                              ------------    ------------    ------------
Comprehensive (loss) income                                                   $       (7.8)   $       22.0    $     (409.7)
                                                                              ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net (loss) income                                                           $      (10.2)   $       16.3    $     (375.0)
  Adjustments to reconcile net (loss) income to net cash (used in)
    provided by operating activities:
    Net realized investment (gains) losses                                            (8.6)          (16.4)          137.7
    (Gains) losses on derivative instruments                                          (1.2)            6.9           (40.3)
    Losses on futures contracts                                                       25.1            10.2               -
    Impairment of capitalized technology                                                 -             3.4            29.8
    Net amortization and depreciation                                                 27.9            29.2            18.0
    Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                                    46.1            57.4            84.4
    Gain from retirement of trust instruments supported by funding
      obligations                                                                      0.2            (5.7)         (102.6)
    (Gain) loss from sale of universal life business                                     -            (5.5)           31.3
    Deferred federal income taxes                                                     44.7           (19.9)         (215.3)
    Change in deferred acquisition costs                                             128.3           135.3           386.7
    Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                                (0.3)         (500.4)            0.9
    Change in accrued investment income                                                8.9            13.4             7.4
    Change in policy liabilities and accruals, net                                  (322.0)         (412.4)         (221.7)
    Change in reinsurance receivable                                                  56.3            21.8            15.1
    Change in expenses and taxes payable                                             (85.9)         (223.1)          189.7
    Other, net                                                                        24.4            45.5            (3.3)
                                                                              ------------    ------------    ------------
      Net cash used in by operating activities                                       (66.3)         (844.0)          (57.2)
                                                                              ------------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of available-for-sale fixed
      maturities                                                                     967.9         1,907.7         3,503.6
    Proceeds from disposals of equity securities                                       8.8            70.5             0.5
    Proceeds from disposals of other investments                                      43.0            64.3            60.4
    Proceeds from mortgages sold, matured or collected                                58.7            53.7            52.3
    Purchase of available-for-sale fixed maturities                                 (762.1)       (1,236.6)       (1,997.6)
    Purchase of equity securities                                                     (2.7)          (40.2)           (1.4)
    Purchase of other investments                                                     (5.0)          (21.9)          (31.3)
    Capital expenditures                                                              (5.8)           (5.0)          (11.5)
    Net receipts (payments) related to margin deposits on derivative
      instruments                                                                     (4.9)           56.6           (72.0)
    Proceeds from disposal company owned life insurance                                  -            64.9               -
    Other investing activities, net                                                    0.2            94.8            16.8
                                                                              ------------    ------------    ------------
      Net cash provided by investing activities                                      298.1         1,008.8         1,519.8
                                                                              ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits to contractholder deposit funds                                             -               -           100.0
    Withdrawals from contractholder deposit funds                                   (183.4)          (32.7)       (1,023.7)
    Deposits to trust instruments supported by funding obligations                       -               -           112.0
    Withdrawals from trust instruments supported by funding obligations             (182.7)         (156.9)         (578.9)
    Change in collateral related to securities lending program                      (138.4)          263.5            47.3
    (Dividend) capital contribution                                                      -            (0.6)           42.1
                                                                              ------------    ------------    ------------
      Net cash (used in) provided by financing activities                           (504.5)           73.3        (1,301.2)
                                                                              ------------    ------------    ------------
Net change in cash and cash equivalents                                             (272.7)          238.1           161.4
Cash and cash equivalents, beginning of period                                       553.6           315.5           154.1
                                                                              ------------    ------------    ------------
Cash and cash equivalents, end of period                                      $      280.9    $      553.6    $      315.5
                                                                              ============    ============    ============
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                             $          -    $          -    $       (0.7)
Income tax refunds                                                            $       52.0    $       29.8    $        9.1

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Allmerica Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

At December 31, 2004, the Company manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products and a block of Guaranteed Investment Contracts ("GICs"). During 2003, the Company managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 3 - Significant Transactions). In addition, prior to September 30, 2002, the Company actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2004, 2003 and the fourth quarter of 2002 (see Note 3 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Positions 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACT AND FOR SEPARATE ACCOUNTs ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-01 accrue to the contract holder.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. In addition, the Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments, also referred to as sales inducements. Acquisition costs and sales inducements related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs ("DAC") and deferred sales inducements for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of DAC and deferred sales inducements is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of DAC and deferred sales inducements considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of DAC and deferred sales inducements could be revised in the near term if any of the estimates discussed above are revised.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

H. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual claim, or the aggregate amount of all claims in a particular line. The valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss occurs, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company carries its goodwill at amortized cost, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholders' equity or net investment income. See Note 4 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as GICs, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from insurance reserves, policy acquisition expenses, tax credit carryforwards, employee benefit plans, and net operating loss carryforwards and deferred sales inducements.

O. NEW ACCOUNTING PRONOUNCEMENTS
In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("Statement No. 123(R)"). This statement requires companies to measure and recognize the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value. Statement No. 123(R) replaces Statement of Financial Accounting Standards No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("Statement No. 123"), and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB Opinion No. 25"). The provisions of this statement are effective for interim and annual periods beginning after June 15, 2005. The Company is evaluating the effects of Statement No. 123(R) and will begin expensing stock options in the third quarter of 2005.

In March 2004, the Financial Accounting Standards Board's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 (R)"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 (R) requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 (R) did not have a material effect on the Company's financial position or results of operations.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $57.2 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 4, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 which was subsequently revised by the December 2003 issuance of Interpretation No. 46. FIN 46(R) provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46(R) also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2004, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate any variable interest entities as a result of FIN 46(R). However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $7.2 million at December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In June 2001, the FASB issued Statement No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

2. DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $94.9 million at December 31, 2004 related to this business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2004 and 2003, the discontinued segment had assets of approximately $275.0 million and $284.5 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $344.9 million and $350.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $13.8 million, $14.5 million and $23.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.

3. SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of its retail broker/dealer operations. These operations had distributed third-party investment and insurance products through VeraVest Investments, Inc. Results in 2003 included a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $3.6 million and $21.9 million in 2004 and 2003, respectively, in accordance with Statement No. 146. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $10.7 million related to contract termination fees and other costs. Of the 552 employees affected, 521 have been terminated and 30 employees have been transferred to other positions within the Company, as of December 31, 2004. All levels of employees within the broker/dealer operations, from staff to senior management, were affected by the decision. As of December 31, 2004, the Company has made payments of approximately $22.4 million related to this restructuring plan, of which $14.2 million related to one-time termination benefits and $8.2 million related to contract termination fees and other costs. The liability balance at December 31, 2004 was $3.1 million. The Company currently anticipates that approximately $1 million to $2 million of other costs will be recognized in 2005 related to this restructuring.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets, with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life DAC asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. In 2003, the Company transferred cash and other investment assets of approximately $100 million and $450 million, respectively, for the settlement of the net payable associated with this transaction. In addition, the Company recorded incremental pre-tax income of $5.5 million during 2003 related to the settlement of post-closing items.

The Company retired $185.2 million, $78.8 million and $548.9 million of long-term funding agreement obligations at discounts in 2004, 2003 and 2002, respectively. This resulted in pre-tax losses of $0.2 million in 2004 and pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as losses (gains) from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $7.9 million, $6.4 million and $14.1 million were recorded as net realized investment losses in the Consolidated Statements of Income in 2004, 2003 and 2002, respectively. There were no foreign currency transaction gains or losses on the retired foreign denominated funding agreements in 2004. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its life and annuity operations, which was accounted for under the guidance of EITF No. 94-3. This charge consisted of $11.7 million related to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 63 positions were vacant. All employees associated with this cost have either been terminated or transferred to other positions within the Company as of December 31, 2004. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge related to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2004, the Company had made payments of approximately $14.7 million related to this restructuring plan, of which approximately $11.6 million related to severance and other employee related costs. During 2003, the Company eliminated an additional 151 positions related to this restructuring and as of December 31, 2004, 146 employees have been terminated and 4 employees have been transferred to other positions within the Company. The Company recorded pre-tax charges of $1.7 million and $7.0 million during 2004 and 2003, respectively, in accordance with Statement No. 146. These charges consisted of $7.7 million of employee related costs and $1.0 million related to contract cancellations. As of December 31, 2004, the Company had made payments of approximately $7.5 million related to this restructuring plan, of which approximately $6.4 million related to severance and other employee related costs. The liability balance for these activities was $1.2 million as of December 31, 2004. The plan is substantially complete.

4. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1P - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $57.2 million, after-tax.

The following illustrates the components of that charge (in millions):

     Increase in guaranteed minimum death benefit liability         $   80.6
     Establishment of guaranteed minimum income benefit liability        4.1
     Change in deferred acquisition costs                                3.3
                                                                    --------
                                                                        88.0

     Provision for federal income taxes                                (30.8)
                                                                    --------
       Cumulative effect of change in accounting principle          $   57.2
                                                                    ========

GUARANTEED MINIMUM DEATH BENEFITS

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The following summarizes the liability for GMDB contracts reflected in the general account, as of December 31, 2004:

       (IN MILLIONS)
       ----------------------------------------------------------
       Balance at December 31, 2003                    $     26.2
       Adoption of SOP 03-1                                  80.6
                                                       ----------
       Balance at January 1, 2004                           106.8
       Provision for GMDB:
                GMDB expense incurred                        48.6
                Volatility (1)                              (12.9)
                                                       ----------
                                                             35.7
       Claims, net of reinsurance:
                Claims from policyholders                   (71.2)
                Claims ceded to reinsurers                   67.3
                                                       ----------
                                                             (3.9)
       GMDB reinsurance premium                             (64.0)
                                                       ----------
       Balance at December 31, 2004                    $     74.6
                                                       ==========

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The following information relates to the reserving methodology and assumptions for GMDB, which the Company has begun utilizing in response to SOP 03-1. These assumptions are consistent with those utilized in the Company's calculation of its DAC asset.

- The projection model used 1,000 stochastically generated market return scenarios.
- The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from approximately 5-10% depending on the underlying fund type. The long-term, aggregate, weighted average investment performance rate assumption is 8.06%, net of investment fees. This represents all separate account return assumptions weighted by account value at December 31, 2004.
- The volatility assumption was 17% for equity funds; 4% for bond funds; and 1% for money market funds.
-    The mortality assumption was 75% of the 1994 GMDB table.
- The full surrender rate assumption varies from 1-35% depending on contract type and policy duration. The aggregate projected full surrender rates for 2005 and 2006 are approximately 11% and 12%, respectively. (Full surrender rates do not include partial withdrawals or deaths).
-    The partial withdrawal rate assumption was 3.25%.
-    The discount rate was 6.6%.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The table below presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2004 and 2003. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

December 31

(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)              2004         2003
--------------------------------------------------------------------------------------
Net deposits paid
   Account value                                               $    1,228   $    1,349
   Net amount at risk                                          $       57   $       85
   Average attained age of contractholders                             66           65
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                               $    2,024   $    2,451
   Net amount at risk                                          $      185   $      319
   Average attained age of contractholders                             64           63
Roll-up (net deposits accumulated at a specified rate)
   Account value                                               $      104   $      108
   Net amount at risk                                          $       20   $       21
   Average attained age of contractholders                             76           75
Higher of ratchet or roll-up
   Account value                                               $    7,049   $    7,768
   Net amount at risk                                          $    1,676   $    2,126
   Average attained age of contractholders                             71           70
                                                               ----------   ----------
Total of guaranteed benefits categorized above
   Account value                                               $   10,405   $   11,676
   Net amount at risk                                          $    1,938   $    2,551
   Average attained age of contractholders
     (weighted by account value)                                       69           68
Number of contractholders                                         188,897      219,647

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability recorded at January 1, 2004 was $4.1 million. As of December 31, 2004, the balance increased to $5.6 million with no benefits being paid out. The GMIB liability is determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

The balance of deferred sales inducements reclassified from DAC to other assets was $89.7 million on January 1, 2004. The balance of deferred sales inducements at December 31, 2004 was $72.9 million.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services continue to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees continue to be included in policy benefits, claims, losses and loss adjustment expenses in the Consolidated Statements of Income. Components of the interest spreads related to this product continue to be recorded in net investment income and policy benefits, claims losses and loss adjustment expenses in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

At December 31, 2004, the Company had the following variable annuities with guaranteed minimum returns:

       Account value (in millions)                             $     90.3
       Range of guaranteed minimum return rates                 3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

       (IN MILLIONS)                       2004
       -------------------------------------------
       Asset Type
         Fixed maturities               $    104.7
         Cash and cash equivalents             4.5
                                        ----------
       Total                            $    109.2
                                        ==========

5. INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                                      GROSS          GROSS
                                                                      AMORTIZED     UNREALIZED     UNREALIZED        FAIR
DECEMBER 31,                                                          COST (1)        GAINS          LOSSES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
U.S. Treasury securities and U.S. government and agency securities  $      324.4   $        4.4   $        1.7   $      327.1
States and political subdivisions                                           20.2            0.4            0.4           20.2
Foreign governments                                                          6.8              -              -            6.8
Corporate fixed maturities                                               2,710.9          135.7            9.4        2,837.2
Mortgage-backed securities                                                 764.3           22.3            1.8          784.8
                                                                    ------------   ------------   ------------   ------------
Total fixed maturities                                              $    3,826.6   $      162.8   $       13.3   $    3,976.1
                                                                    ============   ============   ============   ============
Equity securities                                                   $        3.4   $        2.2   $          -   $        5.6
                                                                    ============   ============   ============   ============

                                                                                      GROSS          GROSS
                                                                      AMORTIZED     UNREALIZED     UNREALIZED       FAIR
DECEMBER 31,                                                           COST (1)       GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and agency securities  $      401.9   $        7.2   $        4.0   $      405.1
States and political subdivisions                                           18.3            0.3            0.7           17.9
Foreign governments                                                          8.5            0.3              -            8.8
Corporate fixed maturities                                               2,796.7          167.5           23.2        2,941.0
Mortgage-backed securities                                                 687.2           21.9            1.8          707.3
                                                                    ------------   ------------   ------------   ------------
Total fixed maturities                                              $    3,912.6   $      197.2   $       29.7   $    4,080.1
                                                                    ------------   ------------   ------------   ------------
Equity securities                                                   $        6.2   $        4.2   $        0.1   $       10.3
                                                                    ============   ============   ============   ============

 (1) AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $161.3 million and $301.0 million, at December 31, 2004 and 2003, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral is recorded by the Company in cash and cash equivalents, with an offsetting liability included in expenses and taxes payable.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2004, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $45.1 million, respectively. At December 31, 2003, the amortized cost and fair value of the assets on deposit were $42.6 million and $46.4 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.1 million and $36.9 million were on deposit with various state and governmental authorities at December 31, 2004 and 2003, respectively. Fair values related to these securities were $39.0 million and $38.9 million at December 31, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2004 and 2003, fixed maturities held as collateral had a fair value of $122.8 million and $126.4 million, respectively.

There were no contractual investment commitments at December 31, 2004.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                  2004
                                                       ---------------------------
                                                        AMORTIZED         FAIR
  DECEMBER 31,                                             COST          VALUE
  --------------------------------------------------------------------------------
  (IN MILLIONS)
  Due in one year or less                              $      588.4   $      595.5
  Due after one year through five years                     1,140.4        1,184.1
  Due after five years through ten years                    1,126.9        1,184.4
  Due after ten years                                         970.9        1,012.1
                                                       ---------------------------
  Total                                                $    3,826.6   $    3,976.1
                                                       ===========================

B. MORTGAGE LOANS AND REAL ESTATE
The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004 and 2003. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million and $122.3 million at December 31, 2004 and 2003, respectively. Reserves for mortgage loans were $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively.

At December 31, 2004, no real estate was held in the Company's investment portfolio. At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. This investment was sold in 2004 for $4.1 million. The net loss of $0.2 million is included in net realized investment losses in the Consolidated Statements of Income

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                        2004            2003
----------------------------------------------------------------------------
(IN MILLIONS)
Property type:
     Office building                            $       26.7    $       66.6
     Retail                                             17.0            23.6
     Industrial/Warehouse                               14.8            26.6
     Residential                                         6.4             6.6
     Other                                                 -             0.2
     Valuation Allowances                               (0.8)           (1.3)
                                                ----------------------------
Total                                           $       64.1    $      122.3
                                                ============================
Geographic region:
     East North Central                         $       19.5    $       20.6
     Pacific                                            19.0            26.0
     South Atlantic                                     12.0            18.3
     New England                                         8.2            39.4
     West South Central                                  0.9             6.1
     Middle Atlantic                                     0.9             4.9
     Other                                               4.4             8.3
     Valuation Allowances                               (0.8)           (1.3)
                                                ----------------------------
Total                                           $       64.1    $      122.3
                                                ============================

At December 31, 2004, scheduled mortgage loan maturities were as follows: 2005 $0.1 million; 2006 $10.5 million; 2007 $0.3 million; 2008 $0.3 million; 2009
$5.5 million and $47.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2004, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2004 and 2003. There was no interest income received in 2004 and 2003 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of GIC and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Interest expense on trust instruments supported by funding obligations was $51.8 million, $53.4 million, and $61.7 million in 2004, 2003, and 2002, respectively. Finally, the Company is exposed to changes in the equity market due to increases in GMDB reserves that result from declines in the equity market. The Company uses exchange traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million and $71.6 million at December 31, 2004 and 2003, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. CASH FLOW HEDGES
The Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company also may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

Further, the Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company recognized no gains or losses in 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million related to ineffective swap contracts which were reported in losses (gains) on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts and were reported in other income in the Consolidated Statements of Income. The $37.6 million of gains on ineffective swap contracts in 2002 included $35.8 million of losses that were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income. These accumulated losses had originally been recorded during the fourth quarter of 2001 as losses (gains) on derivative instruments in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

As of December 31, 2004, $55.5 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is twelve months.

E. TRADING ACTIVITIES
During the fourth quarter of 2003, the Company began using exchange traded equity futures contracts to economically hedge increased GMDB reserves which could arise from declines in the equity market. The hedge is expected to reduce the volatility in statutory capital and risk-based capital levels from the effects of future equity market movements. The GMDB hedges do not qualify for hedge accounting under Statement No. 133. Additionally, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Finally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

During 2004, the Company recognized a net loss of $18.3 million on all trading derivatives. In 2003 and 2002, the Company recognized gains of $3.9 million, and $10.9 million, respectively on all trading derivatives. The net loss recognized in 2004 included $25.1 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. Additionally, the net loss in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Further, the 2004 net loss also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within losses (gains) on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also included a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 represents the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in losses (gains) on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million for the year ended December 31, 2002.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

F. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                            EQUITY
                                                                                          SECURITIES
                                                                            FIXED          AND OTHER
FOR THE YEARS ENDED DECEMBER 31,                                          MATURITIES        (1)(2)          TOTAL
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Net (depreciation) appreciation, beginning of year                       $       (2.6)   $        5.7    $        3.1
                                                                         ------------    ------------    ------------
    Net appreciation (depreciation)  on available-for-sale
      Securities and derivative instruments                                       6.8            (1.9)            4.9
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                          5.9               -             5.9
    (Provision) benefit for deferred federal income taxes                        (4.4)            0.6            (3.8)
                                                                         ------------    ------------    ------------
                                                                                  8.3            (1.3)            7.0
                                                                         ------------    ------------    ------------
Net depreciation, end of year                                                     5.7             4.4            10.1
                                                                         ------------    ------------    ------------

2003
Net (depreciation) appreciation, beginning of year                       $        8.6    $        6.2    $       14.8
                                                                         ------------    ------------    ------------
    Net depreciation on available-for-sale securities                           (21.0)           (0.7)          (21.7)
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                          3.8               -             3.8
    Benefit for deferred federal income taxes                                     6.0             0.2             6.2
                                                                         ------------    ------------    ------------
                                                                                (11.2)           (0.5)          (11.7)
                                                                         ------------    ------------    ------------
Net (depreciation) appreciation, end of year                             $       (2.6)   $        5.7    $        3.1
                                                                         ------------    ------------    ------------

2002
Net (depreciation) appreciation, beginning of year                       $       21.3    $       (0.3)   $       21.0
                                                                         ------------    ------------    ------------
    Net appreciation on available-for-sale
      Securities                                                                 19.7            10.0            29.7
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                        (39.3)              -           (39.3)
    Benefit (provision) for deferred federal income taxes                         6.9            (3.5)            3.4
                                                                         ------------    ------------    ------------
                                                                                (12.7)            6.5            (6.2)
                                                                         ------------    ------------    ------------
Net appreciation (depreciation), end of year                             $        8.6    $        6.2    $       14.8
                                                                         ------------    ------------    ------------

1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $20.0 MILLION, $(4.7) MILLION AND $(38.0) MILLION IN 2004, 2003 AND 2002, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $70.5 MILLION AND $65.8 MILLION, RESPECTIVELY.

(2) BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE NET APPRECIATION (DEPRECIATION) ON OTHER ASSETS OF $1.1 MILLION, $(2.9) MILLION, AND $0.1 MILLION, RESPECTIVELY.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position at December 31, 2004 and 2003:

DECEMBER 31,                                                                   2004                          2003
-----------------------------------------------------------------------------------------------------------------------------
                                                                        GROSS                        GROSS
                                                                     UNREALIZED        FAIR        UNREALIZED       FAIR
                                                                       LOSSES          VALUE         LOSSES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
  0-6 months                                                        $        2.3   $      367.3   $        6.8   $      458.3
  7-12 months                                                                3.1          175.5           10.8          239.0
  Greater than 12 months                                                     7.4          196.0            3.7           74.5
                                                                    ---------------------------------------------------------
Total investment grade fixed maturities                                     12.8          738.8           21.3          771.8

Below investment grade fixed maturities (2):
  0-6 months                                                                 0.1            5.3            0.7           20.4
  7-12 months                                                                0.5            3.4            2.5            8.2
  Greater than 12 months                                                       -            1.0            5.2           29.0
                                                                    ---------------------------------------------------------
Total below investment grade fixed maturities                                0.6            9.7            8.4           57.6
Equity securities                                                              -              -            0.1            1.3
                                                                    ---------------------------------------------------------
Total fixed maturities and equity securities                        $       13.4   $      748.5   $       29.8   $      830.7
                                                                    =========================================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $2.2 MILLION AND $4.7 MILLION AT DECEMBER 31, 2004 AND 2003, RESPECTIVELY.

(2) AT DECEMBER 31, 2004 AND 2003, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; the financial condition and prospects of the issuer's market and industry; and, the Company's ability and intent to hold the investment. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

H. OTHER
At December 31, 2004, the Company had no concentration of investments in a single investee that exceeded 10% of shareholders' equity except for investments with Federal Home Loan Mortgage Corporation with a fair value of $272.7 million, Federal National Mortgage Association with a fair value of $234.3 million and Morgan Stanley Dean Witter Capital I with a fair value of $155.5 million. At December 31, 2003, the Company had no concentration of investments in a single investee that exceeded 10% of shareholders' equity except for investments with Federal National Mortgage Association with a fair value of $309.7 million and Federal Home Loan Mortgage Corporation with a fair value of $134.7 million.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

6. INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                         $      217.0    $      235.1    $      364.0
Equity securities                                                                 0.1             0.5             0.9
Mortgage loans                                                                    8.0            12.5            16.4
Policy loans                                                                     17.7            18.8            24.8
Derivatives                                                                     (21.3)           (5.9)          (37.7)
Other long-term investments                                                       1.9            13.5            19.6
Short-term investments                                                            1.3             1.8             6.3
                                                                         --------------------------------------------
  Gross investment income                                                       224.7           276.3           394.3
Less investment expenses                                                         (7.2)           (5.4)          (10.1)
                                                                         --------------------------------------------
Net investment income                                                    $      217.5    $      270.9    $      384.2
                                                                         ============================================

The Company had fixed maturities with a carry value of $24.3 million and $22.5 million on non-accrual status at December 31, 2004 and 2003, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2004 and 2003, respectively. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $4.2 million, $5.7 million, and $15.7 million in 2004, 2003, and 2002, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2004 and 2003.

There were no mortgage loans which were non-income producing at December 31, 2004 and 2003. However, the Company had non-income producing fixed maturities with a carrying value of $10.4 million and $13.0 million at December 31, 2004 and 2003, respectively.

Included in other long-term investments are losses from limited partnerships of $0.3 million in 2004, and income of $4.2 million and $5.3 million in 2003 and 2002, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                         $       13.8    $       18.1    $      (73.0)
Equity securities                                                                 3.0             2.7           (11.3)
Mortgage loans                                                                    0.4             0.8             0.8
Derivatives                                                                      (8.0)           (4.3)          (53.1)
Other long-term investments                                                      (0.6)           (0.9)           (1.1)
                                                                         --------------------------------------------
Net realized investment gains (losses)                                   $        8.6    $       16.4    $     (137.7)
                                                                         ============================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                                         PROCEEDS FROM
                                                                           VOLUNTARY         GROSS           GROSS
FOR THE YEARS ENDED DECEMBER 31,                                             SALES           GAINS           LOSSES
----------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Fixed maturities                                                         $       506.9   $        13.3   $         4.8
Equity securities                                                                  7.9             3.5             0.3

2003
Fixed maturities                                                         $     1,074.6   $        69.8   $         9.0
Equity securities                                                                 36.9             1.4               -

2002
Fixed maturities                                                         $     2,312.8   $       118.8   $        29.9
Equity securities                                                                  0.5             0.1               -

The Company recognized losses of $5.1 million, $43.9 million, and $176.3 million in 2004, 2003, and 2002, respectively, related to other-than-temporary impairments of fixed maturities and other securities. In addition, in 2002, the Company transferred approximately $550 million of investment assets, with an amortized cost of $525 million, to settle net payables related to the sale of the Company's universal life business. Of this amount, approximately $100 million was cash; the remaining balance was settled through the transfer of fixed maturities and policy loans.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004          2003          2002
--------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation (depreciation) on available-for-sale securities:

Unrealized holding gains (losses) arising during period, (net of taxes
(benefit) of $(1.2), $3.2, and $(12.8) in 2004, 2003 and 2002)                $     (2.5)   $      5.9    $    (23.7)

Less: reclassification adjustment for gains (losses) included in net income (net of taxes (benefit) of $5.7, $7.0, and $(29.9) million in 2004,
2003 and 2002                                                                       10.5          12.9         (55.5)
                                                                              --------------------------------------
Total available-for-sale securities                                                (13.0)         (7.0)         31.8
                                                                              --------------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of taxes of
$11.7, $10.7, and $4.7 million in 2004, 2003 and 2002)                              21.9          19.9           8.9

Less: reclassification adjustment for gain (losses) included in net income
(net of taxes of $1.0, $13.2, and $25.2 million in 2004, 2003 and 2002)              1.9          24.6          46.9
                                                                              --------------------------------------
Total derivative instruments                                                        20.0          (4.7)        (38.0)
                                                                              --------------------------------------
Net unrealized appreciation (depreciation) on available-for-sale securities   $      7.0    $    (11.7)   $     (6.2)
                                                                              ======================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

7. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and Cash Equivalents
For these short-term investments, the carrying amount approximates fair value.

Fixed Maturities
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

Equity Securities
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage Loans
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

Policy Loans
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

Derivative Instruments
Fair values are estimated using independent pricing sources.

Investment Contracts (Without Mortality Features)
Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

Trust Instruments Supported by Funding Obligations
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The estimated fair values of the financial instruments were as follows:

                                                                                    2004                          2003
                                                                         ---------------------------------------------------------
                                                                           CARRYING         FAIR         CARRYING         FAIR
DECEMBER 31                                                                  VALUE          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Cash and cash equivalents                                             $      280.9   $      280.9   $      553.6   $      553.6
   Fixed maturities                                                           3,976.1        3,976.1        4,080.1        4,080.1
   Equity securities                                                              5.6            5.6           10.3           10.3
   Mortgage loans                                                                64.1           77.0          122.3          128.1
   Policy loans                                                                 256.4          256.4          268.0          268.0
   Derivative instruments                                                        72.9           72.9           36.5           36.5

Financial Liabilities
   Guaranteed investment contracts                                       $       30.0   $       31.2   $      207.5   $      217.0
   Derivative instruments                                                        12.3           12.3           27.2           27.2
   Supplemental contracts without life contingencies                             75.4           75.4           73.7           73.7
   Dividend accumulations                                                        86.1           86.1           87.1           87.1
   Other individual contract deposit funds                                       44.1           44.1           51.1           51.1
   Other group contract deposit funds                                            38.6           38.3          162.2          165.3
   Individual annuity contracts - general account                             1,156.1        1,121.3        1,193.7        1,150.3
   Trust instruments supported by funding obligations                         1,126.0        1,128.2        1,200.3        1,210.8

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

8. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and 2003 and for the periods ended December 31, 2004, 2003 and 2002 is as follows:

  DECEMBER 31                                                                  2004            2003
  -----------------------------------------------------------------------------------------------------
  (IN MILLIONS)
  Assets
    Fixed maturities, at fair value (amortized cost of $505.3 and
    $496.2)                                                                $      535.1    $      523.4
    Mortgage loans                                                                 31.4            40.7
    Policy loans                                                                  144.4           156.1
    Cash and cash equivalents                                                      20.1             9.4
    Accrued investment income                                                      11.4            12.3
    Deferred policy acquisition costs                                               4.4             6.1
    Deferred federal income taxes                                                   8.0             7.6
    Other assets                                                                    2.6             4.9
                                                                           ------------    ------------
  Total assets                                                             $      757.4    $      760.5
                                                                           ------------    ------------

  Liabilities
    Policy liabilities and accruals                                        $      726.1    $      749.9
    Policyholder dividends                                                         64.9            62.8
    Other liabilities                                                              10.6             2.6
                                                                           ------------    ------------
  Total liabilities                                                        $      801.6    $      815.3
                                                                           ------------    ------------

  Excess of Closed Block liabilities over assets designated to the
    Closed Block                                                           $       44.2    $       54.8
  Amounts included in accumulated other comprehensive income:

  Net unrealized investment losses, net of deferred federal income
    tax benefits of $5.9 and $5.5 million                                         (11.0)          (10.2)
                                                                           ------------    ------------
  Maximum future earnings to be recognized from Closed Block
    assets and liabilities                                                         33.2            44.6
                                                                           ============    ============

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
    Premiums and other income                                            $       38.7    $       40.8    $       46.2
    Net investment income                                                        43.0            46.4            51.3
    Net realized investment gains (losses)                                          -             2.3            (8.3)
                                                                         --------------------------------------------
Total revenues                                                                   81.7            89.5            89.2
                                                                         --------------------------------------------
Benefits and expenses
    Policy benefits                                                              68.8            80.7            79.4
    Policy acquisition expenses                                                   1.7             2.2             2.2
    Other operating expenses                                                      0.1             0.2             0.7
                                                                         --------------------------------------------
Total benefits and expenses                                                      70.6            83.1            82.3
                                                                         --------------------------------------------
Contribution from the Closed Block                                       $       11.1    $        6.4    $        6.9
                                                                         --------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash Flows
    Cash flows from operating activities:
    Contribution from the Closed Block                                   $       11.1    $        6.4    $        6.9
    Adjustment for net realized investment (gains) losses                           -            (2.3)            8.3
    Change in:
           Deferred policy acquisition costs                                      1.7             2.1             2.2
           Policy liabilities and accruals                                      (25.6)          (15.0)          (31.2)
           Expenses and taxes payable                                            (0.3)          (21.2)            9.6
           Other, net                                                             4.3            (0.8)           (1.3)
                                                                         --------------------------------------------
    Net cash used in operating activities                                        (8.8)          (30.8)           (5.5)
    Cash flows from investing activities:
        Sales, maturities and repayments of investments                          67.9           136.2           176.1
        Purchases of investments                                                (60.1)         (107.6)         (194.2)
        Policy loans                                                             11.7            11.3            14.7
                                                                         --------------------------------------------
    Net cash provided by (used in) investing activities                          19.5            39.9            (3.4)
                                                                         --------------------------------------------
Net increase (decrease) in cash and cash equivalents                             10.7             9.1            (8.9)
Cash and cash equivalents, beginning of year                                      9.4             0.3             9.2
                                                                         --------------------------------------------
Cash and cash equivalents, end of year                                   $       20.1    $        9.4    $        0.3
                                                                         --------------------------------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003 and recorded a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This change was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. Subsequent to the Company's annual impairment review, on December 31, 2003, the Company sold this subsidiary. The Company's remaining $0.9 million of goodwill was expensed as a component of the related loss on sale.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax benefit
   Current                                                               $      (80.5)   $        2.5    $      (28.5)
   Deferred                                                                      44.7           (19.9)         (215.3)
                                                                         --------------------------------------------
Total                                                                    $      (35.8)   $      (17.4)   $     (243.8)
                                                                         ============================================

The federal income tax (benefit) expense attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit) expense                            $        3.9    $       (0.4)   $     (216.0)
   Prior years' federal income tax settlement                                   (30.4)              -           (11.6)
   Dividend received deduction                                                   (9.8)          (11.2)          (10.6)
   Tax credits                                                                   (5.5)           (4.5)          (10.8)
   Restricted stock                                                                 -             2.1               -
   Deferred tax adjustment                                                        6.4               -               -
   Sale of subsidiary                                                               -             1.5               -
   Changes in other tax estimates                                                 0.6            (4.1)            2.2
   Other, net                                                                    (1.0)           (0.8)            3.0
                                                                         --------------------------------------------
Federal income tax benefit                                               $      (35.8)   $      (17.4)   $     (243.8)
                                                                         ============================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                                           2004            2003
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
     Insurance reserves                                                            $     (217.4)   $     (208.5)
     Deferred acquisition costs                                                           185.9           215.8
     Tax credit carryforwards                                                             (67.3)          (58.8)
     Employee benefit plans                                                               (64.0)          (59.6)
     Loss carryforwards                                                                   (34.6)          (95.7)
     Deferred sales inducement                                                             25.5            31.4
     Investments, net                                                                     (16.8)          (27.6)
     Discontinued operations                                                              (16.6)          (18.6)
     Software capitalization                                                                3.2             7.8
     Restructuring reserve                                                                 (1.6)           (7.4)
     Other, net                                                                            (4.2)           (2.6)
                                                                                   ----------------------------
Deferred tax asset, net                                                            $     (207.9)   $     (223.8)
                                                                                   ============================

Gross deferred income tax assets totaled approximately $634 million and $593 million at December 31, 2004 and 2003, respectively. Gross deferred income tax liabilities totaled approximately $426 million and $369 million at December 31, 2004 and 2003, respectively.

In the first quarter of 2004, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that resulted in a tax benefit of approximately $30 million.

Based upon the terms of the tax allocation agreement between the members of the consolidated tax return group, the Company believes it is more likely than not that the deferred tax asset will be realized. At December 31, 2004, there are available low-income housing credit carryforwards, foreign tax credit carryforwards and alternative minimum tax credit carryforwards of $59.4 million, $7.4 million and $0.5 million, respectively. The alternative minimum tax credit carryforward has no expiration date, the low-income housing credit carryforward will expire beginning in 2018 and the foreign tax credit carryforward will expire beginning in 2013. Approximately $6 million of the tax credit carryforwards are subject to an intercompany tax allocation agreement which requires the company to utilize such credits on a separate tax return basis. At December 31, 2004, the Company has net operating loss carryforwards of $98.9 million, which begin to expire in 2016.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

11. PENSION PLANS

DEFINED BENEFIT PLANS

Prior to 2005, AFC provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations will be credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits are frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

ASSUMPTIONS

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31                                     2004          2003         2002
---------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                    5.63%        5.875%         6.25%

Rate of compensation                               NA          4.00%         4.00%
Cash balance allocation (1)                        NA          5.00%         3.00%
Cash balance interest                            5.00%         5.00%         6.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

FOR THE YEARS ENDED  DECEMBER 31,               2004          2003          2002
---------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                    5.875%        6.25%         6.875%
Expected return on plan assets                   8.50%         8.50%         9.50%
Rate of compensation increase                    4.00%         4.00%         4.00%
Cash balance allocation                          5.50%         5.00%         3.00%
Cash balance interest crediting rate             5.00%         6.00%         7.00%

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2003, resulting in an expected rate of return on plan assets for 2004 of 8.50%.

PLAN ASSETS

The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2004 and 2003 for the Company's plan assets are as follows:

                                                  TARGET
DECEMBER 31,                                      LEVELS         2004         2003
--------------------------------------------------------------------------------------
Equity securities:
Domestic                                                47%        41.91%        43.35%
International                                           20%        20.42%        20.19%
AFC Common Stock                                         5%         7.88%         7.41%
                                                ----------    ----------    ----------
Total equity securities                                 72%        70.21%        70.95%
                                                ----------    ----------    ----------
Fixed maturities                                        26%        29.38%        28.73%
Money market funds                                       2%         0.41%         0.32%
                                                ----------    ----------    ----------
Total fixed maturities and money market                 28%        29.79%        29.05%
                                                ----------    ----------    ----------
Total assets                                           100%       100.00%       100.00%
                                                ==========    ==========    ==========

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2004 and 2003, approximately 67% and 66% respectively, of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2004 and 2003 with a market value of $26.1 million and $24.5 million, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004 and 2003, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2004 and 2003, the Company had $48.0 million and $40.9 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2004 the Company recorded an increase in the minimum pension liability of $7.1 million, while in 2003, the Company recorded a decrease of $26.8 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as changes in plan assumptions.

DECEMBER 31                                                   2004            2003
--------------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                            $      559.7    $      512.3
                                                          ----------------------------
Change in benefit obligation:
Projected benefit obligation, beginning of year           $      522.5    $      525.4
Service cost - benefits earned during the year                    11.1            11.8
Interest cost                                                     31.2            30.4
Actuarial losses (gains)                                          28.4           (14.0)
Benefits paid                                                    (33.5)          (31.1)
                                                          ----------------------------
Projected benefit obligation, end of year                        559.7           522.5
                                                          ----------------------------

Change in plan assets:
Fair value of plan assets, beginning of year                     330.7           269.0
Actual return on plan assets                                      28.9            64.5
Company contribution                                               5.8            28.3
Benefits paid                                                    (33.5)          (31.1)
                                                          ----------------------------
Fair value of plan assets, end of year                           331.9           330.7
                                                          ----------------------------

Funded status of the plan                                       (227.8)         (191.8)
Unrecognized transition obligation                               (10.5)          (12.8)
Unamortized prior service cost                                    (0.1)           (8.3)
Unrecognized net actuarial losses                                138.7           137.4
Additional minimum pension liability                            (129.4)         (112.8)
                                                          ----------------------------
Net pension liability                                     $     (229.1)   $     (188.3)
                                                          ----------------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $1.9 million and $3.3 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company recorded $0.6 million in intangible assets related to its non-qualified plans in 2003. There were no intangible assets as of December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
Service cost - benefits earned during the year                           $       11.1    $       11.8    $       11.1
Interest cost                                                                    31.2            30.4            32.6
Expected return on plan assets                                                  (27.0)          (22.4)          (33.4)
Recognized net actuarial loss                                                    21.5            28.9            11.3
Amortization of transition asset                                                 (2.2)           (2.2)           (2.2)
Amortization of prior service cost                                               (2.9)           (3.0)           (2.6)
Curtailment (gain) loss and special termination benefits                         (1.0)            0.7             5.4
                                                                         --------------------------------------------
Net periodic pension cost                                                $       30.7    $       44.2    $       22.2
                                                                         ============================================

The curtailment gain in 2004 is due to the aforementioned decision to freeze the defined benefit pension plans and primarily reflects the elimination of unrecognized prior service cost. The curtailment loss in 2003 of $0.7 million is the result of the Life Companies VeraVest restructuring effort in the fourth quarter of 2003 (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the 2002 Life Companies restructuring (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the 2002 Life Companies restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

CONTRIBUTIONS

The Company is required to contribute $0.9 million to its qualified pension plan in 2005 in order to fund its minimum obligation in accordance with ERISA. In addition, the Company expects to contribute $1.9 million to its non-qualified pension plans to fund 2005 benefit payments. At this time, no discretionary contributions are expected to be made to the plans in 2005.

BENEFIT PAYMENTS

  The Company estimates that benefit payments over the next 10 years will be as follows:

                                                                                                          2010-
(IN MILLIONS)                            2005         2006         2007         2008         2009         2014
-----------------------------------------------------------------------------------------------------------------
Qualified pension plan                $     27.9   $     28.4   $     30.2   $     31.2   $     31.3   $    182.1
Non-qualified pension plan            $      1.9   $      2.1   $      2.2   $      2.4   $      2.3   $     11.4

The benefit payments are based on the same assumptions used to measure the Company's benefit obligations at the end of 2004.

DEFINED CONTRIBUTION PLANS

In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2004, 2003 and 2002, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.2 million, $5.4 million, and $5.0 million in 2004, 2003 and 2002, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. Additionally, the Company will make an annual contribution to employees' accounts which is equal to 3% of the employee's compensation. This annual contribution will be made regardless of whether the employee contributes to the plan, as long as the employee is employed on the last day of the year.

In addition, the Company also has a defined contribution plan for substantially all of its former Life Companies agents. The Company recognized expenses in 2003 and 2002 of $1.1 million and $3.1 million, respectively, related to this plan. There was no expense recognized in 2004 related to this plan. The termination of all agent contracts as of December 31, 2002 pursuant to the Life Companies restructuring (see Note 3 - Significant Transactions) resulted in a decrease in the expense in 2003. There will be no future agent or employer contributions to this plan.

12. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note 14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially equivalent to those provided by Medicare, therefore, the Company recognized a reduction in its accumulated postretirement benefit obligation of $2.9 million in 2004. Additionally, the Company reduced its net periodic postretirement benefit cost for the period by $0.1 million as a result of implementing the provisions of the Act.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

OBLIGATION AND FUNDED STATUS
The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31                                                            2004          2003
--------------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:

Accumulated postretirement benefit obligation,
  beginning of year                                                 $     78.9    $     75.9

Service cost                                                               1.3           1.4

Interest cost                                                              4.2           4.9

Actuarial losses                                                           1.0          10.7

Plan amendments                                                          (12.3)         (9.6)

Benefits paid                                                             (4.1)         (4.4)
                                                                    ------------------------
Accumulated postretirement benefit obligation, end of year                69.0          78.9
                                                                    ------------------------
Fair value of plan assets, end of year                                       -             -
                                                                    ------------------------
Funded status of plan                                                    (69.0)        (78.9)

Unamortized prior service cost                                           (19.6)        (10.5)

Unrecognized net actuarial losses                                          5.1           4.5
                                                                    ------------------------
Accumulated postretirement benefit costs                            $    (83.5)   $    (84.9)
                                                                    ------------------------

Plan amendments in 2004 and 2003 resulted in a benefit of $12.3 million and $9.6 million, respectively. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the 2004 plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

The Company estimates that benefit payments over the next 10 years will be as follows:

     FOR THE YEARS ENDED DECEMBER 31,
     ---------------------------------------------------------------------------------------
     (IN MILLIONS)
     2005                                                                         $      4.0
     2006                                                                                3.8
     2007                                                                                3.9
     2008                                                                                3.9
     2009                                                                                4.0
     2010-2014                                                                          21.2

The benefit payments are based on the same assumptions used to measure the Company's benefit obligation at the end of 2004 and reflect benefits attributable to estimated future service.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS
The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2004          2003         2002
-------------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                         $      1.3    $      1.4    $      2.2
Interest cost                                               4.2           4.9           5.0
Recognized net actuarial (gain) loss                       (3.2)          0.2          (0.3)
Amortization of prior service cost                          0.4          (1.9)         (2.2)
Curtailment gain and special termination benefits             -             -          (6.8)
                                                     --------------------------------------
Net periodic postretirement cost (benefit)           $      2.7    $      4.6    $     (2.1)
-------------------------------------------------------------------------------------------

The Company allocated approximately $1.4 million, $2.9 million and $(1.3) million of the net periodic postretirement cost (benefit) to its affiliated companies in 2004, 2003, and 2002 respectively.

As a result of the Life Companies restructuring in 2002 (see Note 3 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $0.9 million and $1.7 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS

The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31                               2004         2003
----------------------------------------------------------------------------------
Postretirement benefit obligations discount rate               5.63%         5.875%
Postretirement benefit cost discount rate                      5.875%        6.25%

Assumed health care cost trend rates are as follows:

DECEMBER 31                                                    2004         2003
----------------------------------------------------------------------------------
Health care cost trend rate assumed for next year                 10%           10%
Rate to which the cost trend is assumed to decline
         (ultimate trend rate)                                     5%            5%
Year the rate reaches the ultimate trend rate                   2012          2012

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                     1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                          INCREASE             DECREASE
--------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total of service and interest cost              $   0.3             $   (0.2)
  during
Effect on accumulated postretirement benefit
  at December 31, 2004                                    $   2.0             $   (1.7)

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

13. DIVIDEND RESTRICTIONS

Massachusetts have enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Commissioner of Insurance to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $123.2 million at December 31, 2004. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $581.9 million at December 31, 2004 for AFLIAC. The Company Action Level is the first level in which the Massachusetts Commissioner of Insurance would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. In the fourth quarters of 2004 and 2003, with permission from the Massachusetts Commissioner of Insurance, AFLIAC declared a return of capital of $75.0 million and a dividend of $25.0 million, respectively, to its parent, AFC. No dividends were declared by AFLIAC or FAFLIC to their parent in 2002, and neither company can pay dividends to their parent without prior approval from the Massachusetts Commissioner of Insurance.

14. SEGMENT INFORMATION

The Company offers financial products and services and conducts business in one operating segment, The Life Companies. To the extent a company has multiple operating segments, which the Company did prior to 2004, Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, requires the disclosure of the separate financial information of each segment presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Life Companies segment consists of the former Allmerica Financial Services segment, the GIC business (formerly part of the Asset Management segment) and the discontinued group life and health business, including group life and health voluntary pools (the former Corporate Risk Management Services segment). The Life Companies segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, GICs, and certain group retirement products. During 2003, the Company managed this existing life insurance business and also operated an independent broker/dealer business, which distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of the retail business of its independent broker/dealer. In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as the Company's GIC products. GICs are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The assets and liabilities of the Company's discontinued group life and health business were previously reported in the Property and Casualty segment. In addition, during 2004, we allocated corporate overhead costs that were previously reported in the Company's former Corporate segment to the four operating segments.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $0.5 million and $9.7 million in 2004 and 2003, respectively. These expenses relate primarily to building leases of the Company.

In 2003, the Company ceased operations of its retail broker/dealer operations (see Note 3 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2004, the Company recognized an additional $0.4 million of these lease expenses as restructuring costs.

At December 31, 2004, future minimum rental payments under non-cancelable operating leases, including those related to the Company's restructuring activities, were approximately $21.1 million, payable as follows: 2005 - $8.2 million; 2006 - $6.1 million; 2007 - $3.8 million; 2008 - $2.3; and $0.7 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 3 - Significant Transactions). Reinsurance recoverables related to this agreement were $571.0 million and $625.3 million at December 31, 2004 and 2003, respectively. This balance represents approximately 57.9% and 60.1% of the Company's reinsurance recoverables at December 31, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                               2004           2003          2002
   ------------------------------------------------------------------------------------------------
   Life and accident and health insurance premiums:
        Direct                                               $     80.2    $     81.2    $     84.2
        Assumed                                                     0.5           0.5           0.6
        Ceded                                                     (41.2)        (39.8)        (36.7)
                                                             --------------------------------------
   Net premiums                                              $     39.5    $     41.9    $     48.1
                                                             ======================================

   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
        Direct                                               $    294.3    $    347.5    $    551.9
        Assumed                                                    (1.2)         (1.5)         (4.0)
        Ceded                                                     (62.0)        (80.8)        (62.3)
                                                             --------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                                     $    231.1    $    265.2    $    485.6
                                                             --------------------------------------

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

  FOR THE YEARS ENDED DECEMBER 31
  (IN MILLIONS)                                                2004           2003          2002
  -------------------------------------------------------------------------------------------------
  Balance at beginning of year                               $    894.6    $  1,030.1    $  1,588.4
  Acquisition expenses deferred                                     2.8          10.3         269.2
  Amortized to expense during the year                            (94.8)       (140.6)       (496.9)
  Adoption of SOP 03-1                                            (93.0)            -             -
  Impairment of DAC asset related to annuity business              (7.1)         (4.5)       (159.0)
  Amortization related to sale of universal life
     insurance business                                               -             -        (155.9)
  Adjustment to equity during the year                             (8.4)         (0.7)        (15.7)
                                                             ---------------------------------------
  Balance at end of year                                     $    694.1    $    894.6    $  1,030.1
                                                             =======================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $89.7 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. This resulted in a $3.3 million reduction in the DAC asset in 2004. For further discussion of the adoption of SOP 03-1, see Note 3, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. During 2004, 2003 and 2002, the Company determined that the DAC asset related to certain distribution channels for the annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $7.1 million, $4.5 million and $159.0 million, respectively, related to these items. Additionally, the Company ceased all new sales of proprietary variable annuities and life insurance products. Also, in 2002, the Company recognized a permanent impairment related to the universal life DAC asset of $155.9 million due to the sale of that business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSE

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $440.9 million, $437.3 million and $434.8 million at December 31, 2004, 2003 and 2002, respectively. Reinsurance recoverables related to this business were $325.1 million, $322.4 million and $329.3 million in 2004, 2003 and 2002, respectively.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP v. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The Company filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company intends to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the Company, the investment management industry and regulators, to defer or eliminate market timing, including the implementation of "fair value" pricing.

The monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position. However, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period. The date for the damage phase of the litigation has been postponed and a new date has not yet been set.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial position, although they could have a material effect on the results of operations for a particular quarter or annual period.

20. RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $167.5 million, $160.0 million and $350.6 million in 2004, 2003 and 2002 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $32.0 million and $20.5 million at December 31, 2004 and 2003, respectively.

In accordance with the above agreement, AFLIAC has allocated an increase of $9.5 million of the minimum pension liability as of December 31, 2004 and allocated a decrease of $46.2 million of the minimum pension liability as of December 31, 2003. AFLIAC allocated an increase of $76.0 million of the minimum pension liability as of December 31, 2002.

In December 2004, the Company declared a return of capital of $75.0 million to its parent, AFC. In January 2005 the Company distributed the return of capital, consisting of $74.9 million of securities and $0.1 million of cash.

In December 2003, the Company paid a dividend of $25.0 million to its parent, AFC, consisting of $24.8 million of securities and $0.2 million of cash.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net income (loss) and surplus are as follows:

                                                     UNAUDITED
                                                        2004         2003         2002
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net Income (Loss) - Combined
  Life and Health Companies                               204.6          9.0       (296.0)
Statutory Shareholders' Surplus - Combined
  Life and Health Companies                               555.6        495.6        427.1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contract Owners of Separate
Account VA-K of Allmerica Financial Life Insurance and
Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 4, 2005

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                                          AIT              AIT              AIT
                                                                         CORE            EQUITY         GOVERNMENT
                                                                        EQUITY           INDEX             BOND
                                                                       SERVICE          SERVICE          SERVICE
                                                                        SHARES           SHARES           SHARES
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $  175,926,914   $  276,887,264   $   77,186,917
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -            1,197
                                                                    --------------   --------------   --------------
    Total assets ................................................      175,926,914      276,887,264       77,188,114

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................           11,150           54,677                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $  175,915,764   $  276,832,587   $   77,188,114
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $  174,768,119   $  274,652,527   $   75,879,306
  Allmerica Immediate Advantage .................................          836,938        1,360,138          353,638
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................          195,150          677,566          715,366
  Allmerica Premier Choice with Optional Rider ..................          115,557          142,356          239,804
                                                                    --------------   --------------   --------------
                                                                    $  175,915,764   $  276,832,587   $   77,188,114
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $  229,407,127   $  258,350,325   $   77,851,151
Underlying Fund shares held .....................................      102,701,059      103,936,661       71,271,392

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       66,133,336       86,857,388       41,890,490
  Net asset value per unit, December 31, 2004 ...................   $     2.642663   $     3.162109   $     1.811373

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................        1,071,736        1,597,141          282,030
  Net asset value per unit, December 31, 2004 ...................   $     0.780918   $     0.851608   $     1.253902

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          174,642          585,241          664,077
  Net asset value per unit, December 31, 2004 ...................   $     1.117429   $     1.157755   $     1.077233

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................          104,271          123,977          224,457
  Net asset value per unit, December 31, 2004 ...................   $     1.108238   $     1.148244   $     1.068376

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                           AIT
                                                                         AIT             SELECT            AIT
                                                                        MONEY           CAPITAL           SELECT
                                                                        MARKET        APPRECIATION        GROWTH
                                                                       SERVICE          SERVICE          SERVICE
                                                                        SHARES           SHARES           SHARES
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   87,696,475   $  120,090,807   $  195,228,085
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................            6,319                -                -
                                                                    --------------   --------------   --------------
    Total assets ................................................       87,702,794      120,090,807      195,228,085

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -              639            1,691
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   87,702,794   $  120,090,168   $  195,226,394
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   86,091,469   $  118,745,712   $  194,114,235
  Allmerica Immediate Advantage .................................          889,138          354,639          716,638
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................           36,640                -                -
  Allmerica Premier Choice ......................................          448,448          724,320          320,210
  Allmerica Premier Choice with Optional Rider ..................          237,099          265,497           75,311
                                                                    --------------   --------------   --------------
                                                                    $   87,702,794   $  120,090,168   $  195,226,394
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   87,696,475   $   90,123,535   $  197,294,856
Underlying Fund shares held .....................................       87,696,475       52,533,162      126,361,221

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       61,684,688       40,195,774      100,513,893
  Net asset value per unit, December 31, 2004 ...................   $     1.395670   $     2.954184   $     1.931218

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          836,721          269,161        1,209,752
  Net asset value per unit, December 31, 2004 ...................   $     1.062646   $     1.317573   $     0.592384

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................           35,146                -                -
  Net asset value per unit, December 31, 2004 ...................         1.042498   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          452,084          473,531          310,652
  Net asset value per unit, December 31, 2004 ...................   $     0.991957   $     1.529614   $     1.030769

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................          241,028          175,010           73,668
  Net asset value per unit, December 31, 2004 ...................   $     0.983701   $     1.517041   $     1.022300

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                          AIT
                                                                         AIT             SELECT            AIT
                                                                        SELECT         INVESTMENT         SELECT
                                                                    INTERNATIONAL        GRADE            VALUE
                                                                        EQUITY           INCOME        OPPORTUNITY
                                                                       SERVICE          SERVICE          SERVICE
                                                                        SHARES           SHARES           SHARES
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $  148,241,091   $  145,913,531   $  159,252,703
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Total assets ................................................      148,241,091      145,913,531      159,252,703

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................            1,046            4,204              605
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $  148,240,045   $  145,909,327   $  159,252,098
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $  146,670,942   $  142,985,716   $  156,533,037
  Allmerica Immediate Advantage .................................          532,086        1,141,522        1,053,826
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................          651,208        1,287,997        1,438,543
  Allmerica Premier Choice with Optional Rider ..................          385,809          494,092          226,692
                                                                    --------------   --------------   --------------
                                                                    $  148,240,045   $  145,909,327   $  159,252,098
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $  149,811,527   $  148,866,644   $  111,072,326
Underlying Fund shares held .....................................      118,498,074      134,111,701       70,155,376

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       89,898,286       69,961,985       43,892,096
  Net asset value per unit, December 31, 2004 ...................   $     1.631521   $     2.043763   $     3.566315

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          641,203          885,827          520,324
  Net asset value per unit, December 31, 2004 ...................   $     0.829825   $     1.288651   $     2.025327

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          533,625        1,166,977          897,532
  Net asset value per unit, December 31, 2004 ...................   $     1.220347   $     1.103704   $     1.602776

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................          318,768          451,378          142,610
  Net asset value per unit, December 31, 2004 ...................   $     1.210314   $     1.094630   $     1.589596

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                       AIM V.I.         AIM V.I.                         AIM V.I.
                                                                      AGGRESSIVE         BASIC           AIM V.I.        CAPITAL
                                                                        GROWTH           VALUE          BLUE CHIP      DEVELOPMENT
                                                                       SERIES I        SERIES II       SERIES I (b)   SERIES II (b)
                                                                    --------------   --------------   --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   23,590,427   $   65,195,982   $    4,231,273  $    1,509,874
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                6               -
                                                                    --------------   --------------   --------------  --------------
    Total assets ................................................       23,590,427       65,195,982        4,231,279       1,509,874

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................              307              392                -               -
                                                                    --------------   --------------   --------------  --------------
    Net assets ..................................................   $   23,590,120   $   65,195,590   $    4,231,279  $    1,509,874
                                                                    ==============   ==============   ==============  ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   23,294,902   $   63,897,340   $    4,165,151  $    1,509,874
  Allmerica Immediate Advantage .................................          112,953          221,532           44,470               -
  Directed Advisory Solutions ...................................                -                -                -               -
  Allmerica Value Generation ....................................                -                -                -               -
  Allmerica Premier Choice ......................................          147,191          694,448           11,585               -
  Allmerica Premier Choice with Optional Rider ..................           35,074          382,270           10,073               -
                                                                    --------------   --------------   --------------  --------------
                                                                    $   23,590,120   $   65,195,590   $    4,231,279  $    1,509,874
                                                                    ==============   ==============   ==============  ==============

Investments in shares of the Underlying Funds, at cost ..........   $   26,554,828   $   47,369,791   $    3,946,933  $    1,136,673
Underlying Fund shares held .....................................        1,992,435        5,543,876          615,906         103,629

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       33,515,289       58,753,907        5,239,277       1,347,919
  Net asset value per unit, December 31, 2004 ...................   $     0.695053   $     1.087542   $     0.794986  $     1.120152

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          125,125          203,711           55,950               -
  Net asset value per unit, December 31, 2004 ...................   $     0.902718   $     1.087482   $     0.794810  $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -               -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -  $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -               -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -  $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          121,171          639,405           11,181               -
  Net asset value per unit, December 31, 2004 ...................   $     1.214734   $     1.086084   $     1.036152  $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           29,114          354,373            9,802               -
  Net asset value per unit, December 31, 2004 ...................   $     1.204719   $     1.078723   $     1.027614  $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                        AIM V.I.          AIM V.I.        ALLIANCE-
                                                                         HEALTH           PREMIER         BERNSTEIN
                                                                        SCIENCES           EQUITY          GROWTH
                                                                    SERIES I (a) (b)      SERIES I         CLASS B
                                                                    ----------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $     14,233,775   $   16,012,553   $        7,238
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                  -               49                -
                                                                    ----------------   --------------   --------------
    Total assets ................................................         14,233,775       16,012,602            7,238

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                385                -                -
                                                                    ----------------   --------------   --------------
    Net assets ..................................................   $     14,233,390   $   16,012,602   $        7,238
                                                                    ================   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $     14,103,701   $   15,486,704  $             -
  Allmerica Immediate Advantage .................................             92,308          233,339                -
  Directed Advisory Solutions ...................................                  -                -            7,238
  Allmerica Value Generation ....................................                  -                -                -
  Allmerica Premier Choice ......................................             23,082          203,081                -
  Allmerica Premier Choice with Optional Rider ..................             14,299           89,478                -
                                                                    ----------------   --------------   --------------
                                                                    $     14,233,390   $   16,012,602   $        7,238
                                                                    ================   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $     14,135,685   $   20,591,280   $        6,501
Underlying Fund shares held .....................................            753,109          751,763              401

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................         14,795,292       23,036,847                -
  Net asset value per unit, December 31, 2004 ...................   $       0.953256   $     0.672258   $            -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................             91,309          298,687                -
  Net asset value per unit, December 31, 2004 ...................   $       1.010944   $     0.781216   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                  -                -            9,108
  Net asset value per unit, December 31, 2004 ...................   $              -   $            -         0.794652

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                  -                -                -
  Net asset value per unit, December 31, 2004 ...................   $              -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................             22,208          208,242                -
  Net asset value per unit, December 31, 2004 ...................   $       1.039362   $     0.975217   $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................             13,871           92,514                -
  Net asset value per unit, December 31, 2004 ...................   $       1.030822   $     0.967184   $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                      ALLIANCE-        ALLIANCE-        ALLIANCE-
                                                                      BERNSTEIN        BERNSTEIN        BERNSTEIN
                                                                        GROWTH          PREMIER         SMALL CAP
                                                                      AND INCOME         GROWTH           VALUE
                                                                       CLASS B          CLASS B          CLASS B
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   76,433,330   $   60,721,379   $    9,830,656
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................              263                -                3
                                                                    --------------   --------------   --------------
    Total assets ................................................       76,433,593       60,721,379        9,830,659

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -              411                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   76,433,593   $   60,720,968   $    9,830,659
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   74,456,134   $   59,610,875   $    9,682,781
  Allmerica Immediate Advantage .................................          675,417          335,068           34,920
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................        1,065,272          501,641           43,398
  Allmerica Premier Choice with Optional Rider ..................          236,770          273,384           69,560
                                                                    --------------   --------------   --------------
                                                                    $   76,433,593   $   60,720,968   $    9,830,659
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   70,814,750   $   69,111,822   $    7,068,235
Underlying Fund shares held .....................................        3,202,067        2,627,494          585,507

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       65,504,084      102,545,586        7,193,361
  Net asset value per unit, December 31, 2004 ...................   $     1.136664   $     0.581311         1.346072

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          667,132          443,038           25,943
  Net asset value per unit, December 31, 2004 ...................   $     1.012419   $     0.756296         1.346034

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          881,705          498,162           32,284
  Net asset value per unit, December 31, 2004 ...................   $     1.208196   $     1.006984         1.344242

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................          197,594          273,743           52,099
  Net asset value per unit, December 31, 2004 ...................   $     1.198263   $     0.998689   $     1.335151

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                        DELAWARE
                                                                                           VIP           DELAWARE
                                                                      ALLIANCE-          GROWTH            VIP
                                                                      BERNSTEIN      OPPORTUNITIES    INTERNATIONAL
                                                                        VALUE           SERVICE           VALUE
                                                                     CLASS B (b)       CLASS (b)        EQUITY (b)
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $    5,551,245   $    7,937,341   $   56,112,714
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                9              331
                                                                    --------------   --------------   --------------
    Total assets ................................................        5,551,245        7,937,350       56,113,045

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $    5,551,245   $    7,937,350   $   56,113,045
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $    5,511,514   $    7,835,581   $   55,779,566
  Allmerica Immediate Advantage .................................                -           38,869          164,058
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................           39,731           62,900           68,562
  Allmerica Premier Choice with Optional Rider ..................                -                -          100,859
                                                                    --------------   --------------   --------------
                                                                    $    5,551,245   $    7,937,350   $   56,113,045
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $    4,196,982   $    9,264,031   $   41,923,037
Underlying Fund shares held .....................................          442,683          502,046        3,024,944

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................        4,632,151        9,689,395       22,097,480
  Net asset value per unit, December 31, 2004 ...................   $     1.189839   $     0.808676   $     2.524250

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................                -           35,450          117,971
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.096442   $     1.390661

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................           33,437           44,385           42,269
  Net asset value per unit, December 31, 2004 ...................   $     1.188235   $     1.417147   $     1.622036

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -                -           62,696
  Net asset value per unit, December 31, 2004 ...................   $     1.180193   $            -   $     1.608705

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                         FIDELITY
                                                                    EATON VANCE VT      FIDELITY           VIP
                                                                      FLOATING-           VIP           CONTRAFUND
                                                                         RATE            ASSET           SERVICE
                                                                      INCOME (b)        MANAGER          CLASS 2
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $    8,711,998   $   46,077,574   $   34,641,523
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -               53                -
                                                                    --------------   --------------   --------------
    Total assets ................................................        8,711,998       46,077,627       34,641,523

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................               18                -              282
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $    8,711,980   $   46,077,627   $   34,641,241
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $    8,302,300   $   45,738,045   $   33,894,322
  Allmerica Immediate Advantage .................................          140,959          220,050          185,104
  Directed Advisory Solutions ...................................                -                -           44,943
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................          176,510          119,532          347,128
  Allmerica Premier Choice with Optional Rider ..................           92,211                -          169,744
                                                                    --------------   --------------   --------------
                                                                    $    8,711,980   $   46,077,627   $   34,641,241
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $    8,657,670   $   48,636,183   $   26,678,074
Underlying Fund shares held .....................................          862,574        3,102,867        1,314,669

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................        8,142,151       25,019,828       28,056,078
  Net asset value per unit, December 31, 2004 ...................   $     1.019669         1.828072   $     1.208092

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          138,239          219,640          153,217
  Net asset value per unit, December 31, 2004 ...................   $     1.019675         1.001866   $     1.208114

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -           37,446
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -         1.200219

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          174,163          102,015          254,224
  Net asset value per unit, December 31, 2004 ...................   $     1.013478         1.171713   $     1.365443

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           91,741                -          125,343
  Net asset value per unit, December 31, 2004 ...................   $     1.005122   $            -   $     1.354239

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                         FIDELITY
                                                                                                            VIP
                                                                       FIDELITY                           GROWTH
                                                                         VIP            FIDELITY         & INCOME
                                                                       EQUITY-            VIP            SERVICE
                                                                        INCOME           GROWTH          CLASS 2
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $  295,072,480   $  238,377,073   $      104,569
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Total assets ................................................      295,072,480      238,377,073          104,569

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................              322            1,678                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $  295,072,158   $  238,375,395   $      104,569
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $  292,766,174   $  236,720,567   $            -
  Allmerica Immediate Advantage .................................        1,114,720          980,329                -
  Directed Advisory Solutions ...................................                -                -          104,569
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................          800,111          555,519                -
  Allmerica Premier Choice with Optional Rider ..................          391,153          118,980                -
                                                                    --------------   --------------   --------------
                                                                    $  295,072,158   $  238,375,395   $      104,569
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $  225,701,092   $  250,426,834   $       94,109
Underlying Fund shares held .....................................       11,630,764        7,446,956            7,627

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       77,753,083       74,506,291                -
  Net asset value per unit, December 31, 2004 ...................   $     3.765332   $     3.177189   $            -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          920,397        1,480,884                -
  Net asset value per unit, December 31, 2004 ...................   $     1.211130   $     0.661989   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -          107,583
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -         0.971988

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          633,091          518,504                -
  Net asset value per unit, December 31, 2004 ...................   $     1.263816   $     1.071389   $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................          312,067          111,974                -
  Net asset value per unit, December 31, 2004 ...................         1.253426   $     1.062569   $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                       FIDELITY
                                                                         VIP                            FIDELITY
                                                                        GROWTH          FIDELITY           VIP
                                                                    OPPORTUNITIES         VIP            MID CAP
                                                                       SERVICE            HIGH           SERVICE
                                                                     CLASS 2 (b)         INCOME          CLASS 2
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $    5,315,728   $   67,268,376   $   17,152,183
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -               31                -
                                                                    --------------   --------------   --------------
    Total assets ................................................        5,315,728       67,268,407       17,152,183

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................              289                -              281
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $    5,315,439   $   67,268,407   $   17,151,902
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $    5,262,579   $   66,252,809   $   16,826,553
  Allmerica Immediate Advantage .................................           11,938          356,694           69,988
  Directed Advisory Solutions ...................................                -                -            8,550
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................                -          377,886          133,638
  Allmerica Premier Choice with Optional Rider ..................           40,922          281,018          113,173
                                                                    --------------   --------------   --------------
                                                                    $    5,315,439   $   67,268,407   $   17,151,902
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $    5,194,726   $   90,495,412   $   11,769,574
Underlying Fund shares held .....................................          333,066        9,609,768          574,036

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................        6,850,712       31,612,634       11,727,652
  Net asset value per unit, December 31, 2004 ...................   $     0.768180   $     2.095770   $     1.434776

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................           12,679          381,304           48,781
  Net asset value per unit, December 31, 2004 ...................   $     0.941548   $     0.935458   $     1.434747

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -            5,368
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -         1.592761

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................                -          265,659           93,268
  Net asset value per unit, December 31, 2004 ...................   $            -         1.422447   $     1.432837

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           35,871          199,193           79,523
  Net asset value per unit, December 31, 2004 ...................   $     1.140797         1.410784   $     1.423144

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                        FIDELITY          FT VIP
                                                                                          VIP            FRANKLIN
                                                                                         VALUE            GROWTH
                                                                       FIDELITY        STRATEGIES       AND INCOME
                                                                         VIP            SERVICE         SECURITIES
                                                                     OVERSEAS (b)     CLASS 2 (b)      CLASS 2 (b)
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   54,105,904   $    7,563,197   $    7,398,459
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................               70                8                4
                                                                    --------------   --------------   --------------
    Total assets ................................................       54,105,974        7,563,205        7,398,463

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   54,105,974   $    7,563,205   $    7,398,463
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   53,732,645   $    7,439,423   $    7,250,886
  Allmerica Immediate Advantage .................................          276,406            4,334           28,150
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................           31,102           72,517          119,427
  Allmerica Premier Choice with Optional Rider ..................           65,821           46,931                -
                                                                    --------------   --------------   --------------
                                                                    $   54,105,974   $    7,563,205   $    7,398,463
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   57,262,958   $    5,647,302   $    6,721,802
Underlying Fund shares held .....................................        3,088,237          534,880          479,485

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       27,367,294        5,713,768        6,196,602
  Net asset value per unit, December 31, 2004 ...................   $     1.963389   $     1.302017   $     1.170139

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          339,491            3,329           29,132
  Net asset value per unit, December 31, 2004 ...................   $     0.814177   $     1.301922   $     0.966297

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................           22,778           55,771           84,290
  Net asset value per unit, December 31, 2004 ...................   $     1.365451   $     1.300258   $     1.416862

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           48,605           36,339                -
  Net asset value per unit, December 31, 2004 ...................   $     1.354211   $     1.291467   $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                        FT VIP                           FT VIP
                                                                       FRANKLIN                         FRANKLIN
                                                                        LARGE            FT VIP           SMALL           FT VIP
                                                                         CAP            FRANKLIN           CAP            MUTUAL
                                                                        GROWTH           SMALL            VALUE           SHARES
                                                                      SECURITIES          CAP           SECURITIES      SECURITIES
                                                                     CLASS 2 (b)        CLASS 2        CLASS 2 (b)     CLASS 2 (b)
                                                                    --------------   --------------   --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $    2,919,470   $   41,888,950   $       31,904  $    6,769,846
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -               -
                                                                    --------------   --------------   --------------  --------------
    Total assets ................................................        2,919,470       41,888,950           31,904       6,769,846

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -              348                -               -
                                                                    --------------   --------------   --------------  --------------
    Net assets ..................................................   $    2,919,470   $   41,888,602   $       31,904  $    6,769,846
                                                                    ==============   ==============   ==============  ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $    2,812,691   $   41,084,655   $            -  $    6,591,640
  Allmerica Immediate Advantage .................................                -          230,539                -               -
  Directed Advisory Solutions ...................................                -                -                -         155,881
  Allmerica Value Generation ....................................                -                -                -               -
  Allmerica Premier Choice ......................................          106,779          346,977           26,447          22,325
  Allmerica Premier Choice with Optional Rider ..................                -          226,431            5,457               -
                                                                    --------------   --------------   --------------  --------------
                                                                    $    2,919,470   $   41,888,602   $       31,904  $    6,769,846
                                                                    ==============   ==============   ==============  ==============

Investments in shares of the Underlying Funds, at cost ..........   $    2,489,828   $   40,147,466   $       23,107  $    5,443,087
Underlying Fund shares held .....................................          195,938        2,155,890            2,039         406,842

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................        2,580,384       55,169,848                -       5,702,013
  Net asset value per unit, December 31, 2004 ...................   $     1.090028   $     0.744694   $            -  $     1.156020

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................                -          237,899                -               -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     0.969062   $            -  $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -         122,752
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -   $    1.269882

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -               -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -  $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................           98,091          263,095           21,016          19,338
  Net asset value per unit, December 31, 2004 ...................   $     1.088573   $     1.318828   $     1.258444  $     1.154439

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -          173,114            4,366               -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.307990   $     1.249949  $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                         JANUS
                                                                        FT VIP           ASPEN            JANUS
                                                                      TEMPLETON         CAPITAL           ASPEN
                                                                       FOREIGN        APPRECIATION        GROWTH
                                                                      SECURITIES        SERVICE          SERVICE
                                                                       CLASS 2           SHARES         SHARES (b)
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   20,869,088   $       38,511   $   25,519,584
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................               91                -              661
                                                                    --------------   --------------   --------------
    Total assets ................................................       20,869,179           38,511       25,520,245

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   20,869,179   $       38,511   $   25,520,245
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   20,510,724   $            -   $   25,213,975
  Allmerica Immediate Advantage .................................           98,058                -           81,335
  Directed Advisory Solutions ...................................                -            1,813                -
  Allmerica Value Generation ....................................                -           36,698                -
  Allmerica Premier Choice ......................................          168,805                -          172,307
  Allmerica Premier Choice with Optional Rider ..................           91,592                -           52,628
                                                                    --------------   --------------   --------------
                                                                    $   20,869,179   $       38,511   $   25,520,245
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   14,931,721   $       36,421   $   31,955,526
Underlying Fund shares held .....................................        1,454,292            1,579        1,286,269

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       17,180,032                -       41,458,419
  Net asset value per unit, December 31, 2004 ...................   $     1.193870   $            -   $     0.608175

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................           82,138                -          107,726
  Net asset value per unit, December 31, 2004 ...................   $     1.193817   $            -   $     0.755019

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -            1,997                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     0.907698   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -           40,677                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     0.902174   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          141,584                -          156,625
  Net asset value per unit, December 31, 2004 ...................   $     1.192257   $            -   $     1.100125

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           77,345                -           48,234
  Net asset value per unit, December 31, 2004 ...................   $     1.184205   $            -   $     1.091089

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                        JANUS            JANUS
                                                                        ASPEN            ASPEN             MFS
                                                                      GROWTH AND     INTERNATIONAL       MID CAP
                                                                        INCOME           GROWTH           GROWTH
                                                                       SERVICE          SERVICE          SERVICE
                                                                      SHARES (b)       SHARES (b)       CLASS (b)
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   23,006,798   $        9,406   $    5,772,775
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................               38                -                -
                                                                    --------------   --------------   --------------
    Total assets ................................................       23,006,836            9,406        5,772,775

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   23,006,836   $        9,406   $    5,772,775
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   22,755,560   $            -   $    5,732,147
  Allmerica Immediate Advantage .................................          119,666                -                -
  Directed Advisory Solutions ...................................                -            9,406                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................          131,610                -            2,588
  Allmerica Premier Choice with Optional Rider ..................                -                -           38,040
                                                                    --------------   --------------   --------------
                                                                    $   23,006,836   $        9,406   $    5,772,775
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   25,152,873   $        7,639   $    4,355,195
Underlying Fund shares held .....................................        1,455,206              349          824,682

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       28,738,119                -        5,321,552
  Net asset value per unit, December 31, 2004 ...................   $     0.791825   $            -   $     1.077157

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................          131,180                -                -
  Net asset value per unit, December 31, 2004 ...................   $     0.912230   $            -                -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -           10,708                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     0.878381   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          116,424                -            2,406
  Net asset value per unit, December 31, 2004 ...................   $     1.130435   $            -   $     1.075689

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -                -           35,604
  Net asset value per unit, December 31, 2004 ...................                -   $            -   $     1.068431

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                         MFS              MFS
                                                                         NEW             TOTAL             MFS
                                                                      DISCOVERY          RETURN         UTILITIES
                                                                       SERVICE          SERVICE          SERVICE
                                                                      CLASS (b)          CLASS          CLASS (b)
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $    2,767,916   $   15,406,169   $    2,838,980
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -               36                -
                                                                    --------------   --------------   --------------
    Total assets ................................................        2,767,916       15,406,205        2,838,980

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $    2,767,916   $   15,406,205   $    2,838,980
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $    2,757,727   $   15,077,484   $    2,838,980
  Allmerica Immediate Advantage .................................                -          156,121                -
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................           10,189          114,699                -
  Allmerica Premier Choice with Optional Rider ..................                -           57,901                -
                                                                    --------------   --------------   --------------
                                                                    $    2,767,916   $   15,406,205   $    2,838,980
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $    2,245,667   $   12,931,910   $    2,251,401
Underlying Fund shares held .....................................          188,166          724,996          139,714

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................        2,682,139       13,135,425        1,984,808
  Net asset value per unit, December 31, 2004 ...................   $     1.028182   $     1.147849   $     1.430355

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................                -          136,015                -
  Net asset value per unit, December 31, 2004 ...................                -   $     1.147825   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................            9,923          100,061                -
  Net asset value per unit, December 31, 2004 ...................   $     1.026786   $     1.146289                -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -           50,855                -
  Net asset value per unit, December 31, 2004 ...................                -   $     1.138550                -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                      OPPENHEIMER      OPPENHEIMER
                                                                     OPPENHEIMER        CAPITAL           GLOBAL
                                                                       BALANCED       APPRECIATION      SECURITIES
                                                                       SERVICE          SERVICE          SERVICE
                                                                      SHARES (a)       SHARES (b)         SHARES
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $    3,927,523   $    9,871,377   $   11,500,561
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                2               23                -
                                                                    --------------   --------------   --------------
    Total assets ................................................        3,927,525        9,871,400       11,500,561

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -              453
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $    3,927,525   $    9,871,400   $   11,500,108
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $    3,919,637   $    9,751,564   $   11,248,027
  Allmerica Immediate Advantage .................................            7,888           34,954           69,740
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................                -           48,642           66,591
  Allmerica Premier Choice with Optional Rider ..................                -           36,240          115,750
                                                                    --------------   --------------   --------------
                                                                    $    3,927,525   $    9,871,400   $   11,500,108
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $    3,287,479   $    7,940,862   $    8,169,369
Underlying Fund shares held .....................................          227,551          268,755          392,109

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................        3,287,412        9,180,442        8,860,866
  Net asset value per unit, December 31, 2004 ...................   $     1.192317   $     1.062211   $     1.269405

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................            6,615           32,911           54,947
  Net asset value per unit, December 31, 2004 ...................   $     1.192377   $     1.062082   $     1.269216

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................                -           45,856           52,530
  Net asset value per unit, December 31, 2004 ...................                -   $     1.060763   $     1.267671

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -           34,396           91,929
  Net asset value per unit, December 31, 2004 ...................                -   $     1.053597   $     1.259121

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                     OPPENHEIMER                         PIONEER
                                                                         HIGH         OPPENHEIMER        EMERGING
                                                                        INCOME        MAIN STREET        MARKETS
                                                                       SERVICE          SERVICE            VCT
                                                                        SHARES         SHARES (b)        CLASS II
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   13,532,032   $    3,615,989   $   19,166,009
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................              100                -              445
                                                                    --------------   --------------   --------------
    Total assets ................................................       13,532,132        3,615,989       19,166,454

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   13,532,132   $    3,615,989   $   19,166,454
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   12,768,251   $    3,572,867   $   18,368,462
  Allmerica Immediate Advantage .................................           39,046                -           48,127
  Directed Advisory Solutions ...................................                -                -                -
  Allmerica Value Generation ....................................                -                -                -
  Allmerica Premier Choice ......................................          628,999           43,122          638,120
  Allmerica Premier Choice with Optional Rider ..................           95,836                -          111,745
                                                                    --------------   --------------   --------------
                                                                    $   13,532,132   $    3,615,989   $   19,166,454
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   11,801,196   $    2,992,080   $   11,758,801
Underlying Fund shares held .....................................        1,544,753          174,685          942,745

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       10,323,859        3,312,882       15,008,902
  Net asset value per unit, December 31, 2004 ...................   $     1.236771   $     1.078477   $     1.223838

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................           31,570                -           28,162
  Net asset value per unit, December 31, 2004 ...................   $     1.236799                -   $     1.708918

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................          509,259           40,038          315,253
  Net asset value per unit, December 31, 2004 ...................   $     1.235126   $     1.077029   $     2.024151

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           78,121                -           55,664
  Net asset value per unit, December 31, 2004 ...................   $     1.226761   $            -   $     2.007490

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                          SCUDDER
                                                                                        PIONEER         GOVERNMENT
                                                                                      REAL ESTATE        & AGENCY
                                                                       PIONEER           SHARES         SECURITIES
                                                                       FUND VCT           VCT           SERIES II
                                                                     CLASS II (b)       CLASS II       CLASS A (a)
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $        8,566   $   18,260,843   $      107,948
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -              172                -
                                                                    --------------   --------------   --------------
    Total assets ................................................            8,566       18,261,015          107,948

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $        8,566   $   18,261,015   $      107,948
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $            -   $   17,449,248   $            -
  Allmerica Immediate Advantage .................................                -          176,333                -
  Directed Advisory Solutions ...................................            8,566                -            4,188
  Allmerica Value Generation ....................................                -                -          103,760
  Allmerica Premier Choice ......................................                -          611,448                -
  Allmerica Premier Choice with Optional Rider ..................                -           23,986                -
                                                                    --------------   --------------   --------------
                                                                    $        8,566   $   18,261,015   $      107,948
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $        7,544   $   12,456,369   $      104,919
Underlying Fund shares held .....................................              418          752,714            8,602

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................                -        9,175,605                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.901700   $            -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................                -           92,054                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.915544   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................            8,936                -            3,507
  Net asset value per unit, December 31, 2004 ...................   $     0.958604   $            -   $     1.194163

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -                -           87,413
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $     1.187007

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................                -          333,986                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.830760   $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -           13,210                -
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.815716   $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                       SCUDDER
                                                                      TECHNOLOGY
                                                                        GROWTH          SCUDDER          SCUDDER
                                                                      SERIES II         VIT EAFE        VIT EQUITY
                                                                       CLASS A        EQUITY INDEX      500 INDEX
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $   13,188,470   $       55,279   $      132,889
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Total assets ................................................       13,188,470           55,279          132,889

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................               15                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $   13,188,455   $       55,279   $      132,889
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $   13,117,640   $            -   $            -
  Allmerica Immediate Advantage .................................           53,963                -                -
  Directed Advisory Solutions ...................................                -                -           23,250
  Allmerica Value Generation ....................................                -           55,279          109,639
  Allmerica Premier Choice ......................................            3,128                -                -
  Allmerica Premier Choice with Optional Rider ..................           13,724                -                -
                                                                    --------------   --------------   --------------
                                                                    $   13,188,455   $       55,279   $      132,889
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $   20,042,248   $       55,077   $      126,780
Underlying Fund shares held .....................................        1,463,759            5,794           10,439

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................       29,415,049                -                -
  Net asset value per unit, December 31, 2004 ...................   $     0.445950   $            -   $            -

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................           74,453                -                -
  Net asset value per unit, December 31, 2004 ...................   $     0.724795   $            -   $            -

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................                -                -           24,661
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $     0.942778

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................                -           59,839          116,996
  Net asset value per unit, December 31, 2004 ...................   $            -   $     0.923799   $     0.937121

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................            2,616                -                -
  Net asset value per unit, December 31, 2004 ...................   $     1.195838   $            -   $            -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................           11,572                -                -
  Net asset value per unit, December 31, 2004 ...................   $     1.185978   $            -   $            -

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                          SVS
                                                                                         DREMAN
                                                                                       FINANCIAL         T. ROWE
                                                                       SCUDDER          SERVICES          PRICE
                                                                      VIT SMALL        SERIES II      INTERNATIONAL
                                                                      CAP INDEX       CLASS A (b)         STOCK
                                                                    --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ..   $       85,708   $    8,602,440   $   48,970,867
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                6               83
                                                                    --------------   --------------   --------------
    Total assets ................................................           85,708        8,602,446       48,970,950

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .............................................                -                -                -
                                                                    --------------   --------------   --------------
    Net assets ..................................................   $       85,708   $    8,602,446   $   48,970,950
                                                                    ==============   ==============   ==============

Net asset distribution by category:
  Allmerica Advantage and ExecAnnuity Plus ......................   $            -   $    8,323,687   $   48,482,649
  Allmerica Immediate Advantage .................................                -           51,676          222,762
  Directed Advisory Solutions ...................................           35,450                -                -
  Allmerica Value Generation ....................................           50,258                -                -
  Allmerica Premier Choice ......................................                -          227,083          239,549
  Allmerica Premier Choice with Optional Rider ..................                -                -           25,990
                                                                    --------------   --------------   --------------
                                                                    $       85,708   $    8,602,446   $   48,970,950
                                                                    ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ..........   $       62,780   $    6,772,587   $   48,476,420
Underlying Fund shares held .....................................            5,972          632,532        3,643,665

Units outstanding and net asset value per unit:
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2004 ..........................                -        5,807,294       36,671,105
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.433316   $     1.322094

Allmerica Immediate Advantage:
  Units outstanding, December 31, 2004 ..........................                -           41,505          291,457
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.245043   $     0.764305

Directed Advisory Solutions:
  Units outstanding, December 31, 2004 ..........................           26,120                -                -
  Net asset value per unit, December 31, 2004 ...................   $     1.357180   $            -   $            -

Allmerica Value Generation:
  Units outstanding, December 31, 2004 ..........................           37,257                -                -
  Net asset value per unit, December 31, 2004 ...................   $     1.349014   $            -   $            -

Allmerica Premier Choice:
  Units outstanding, December 31, 2004 ..........................                -          172,385          188,216
  Net asset value per unit, December 31, 2004 ...................   $            -   $     1.317299   $     1.272737

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2004 ..........................                -                -           20,589
  Net asset value per unit, December 31, 2004 ...................   $            -   $            -   $     1.262307

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                     AIT               AIT              AIT               AIT
                                                                     CORE             EQUITY         GOVERNMENT          MONEY
                                                                    EQUITY            INDEX             BOND             MARKET
                                                                   SERVICE           SERVICE          SERVICE           SERVICE
                                                                    SHARES            SHARES           SHARES            SHARES
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $    1,934,683    $    4,478,928   $    3,414,199    $      960,955
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................        2,378,287         3,656,695        1,160,370         1,359,809
  Administrative expense fees ...............................          380,526           585,071          185,659           217,569
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................        2,758,813         4,241,766        1,346,029         1,577,378
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................           10,489            17,534            4,970            13,412
  Administrative expense fees ...............................            1,678             2,806              795             2,146
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           12,167            20,340            5,765            15,558
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                 -                -                27
  Administrative expense fees ...............................                -                 -                -                 8
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                35
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -               241
  Administrative expense fees ...............................                -                 -                -                56
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -               297
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            4,082             7,627           11,975            10,459
  Administrative expense fees ...............................              628             1,174            1,842             1,610
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            4,710             8,801           13,817            12,069
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            1,750             2,217            3,741             4,311
  Administrative expense fees ...............................              606               768            1,295             1,493
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            2,356             2,985            5,036             5,804
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................        2,778,046         4,273,892        1,370,647         1,611,141
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................         (843,363)          205,036        2,043,552          (650,186)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -          166,278                 -
  Net realized gain (loss) from sales of investments
                                                                   (24,271,862)          239,539          284,366                 -
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................      (24,271,862)          239,539          450,644                 -
  Change in unrealized gain (loss) ..........................       39,930,431        22,775,908       (1,917,244)                -
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................       15,658,569        23,015,447       (1,466,600)                -
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $   14,815,206    $   23,220,483   $      576,952    $     (650,186)
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                           AIT
                                                                     AIT                                 AIT             SELECT
                                                                    SELECT             AIT             SELECT          INVESTMENT
                                                                   CAPITAL            SELECT       INTERNATIONAL         GRADE
                                                                 APPRECIATION         GROWTH           EQUITY            INCOME
                                                                   SERVICE           SERVICE          SERVICE           SERVICE
                                                                    SHARES            SHARES           SHARES            SHARES
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $            -    $            -   $    1,961,339    $    8,666,033
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................        1,474,878         2,674,578        1,971,990         2,059,667
  Administrative expense fees ...............................          235,980           427,932          315,518           329,547
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................        1,710,858         3,102,510        2,287,508         2,389,214
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................            4,207             8,928            6,378            14,939
  Administrative expense fees ...............................              673             1,429            1,020             2,390
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            4,880            10,357            7,398            17,329
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            8,584             4,834           12,086            22,847
  Administrative expense fees ...............................            1,320               744            1,859             3,515
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            9,904             5,578           13,945            26,362
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            3,407             1,159            5,287             8,392
  Administrative expense fees ...............................            1,180               401            1,830             2,905
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            4,587             1,560            7,117            11,297
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................        1,730,229         3,120,005        2,315,968         2,444,202
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................       (1,730,229)       (3,120,005)        (354,629)        6,221,831
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........       10,347,787                 -                -         2,184,760
  Net realized gain (loss) from sales of investments ........        7,406,034        (5,546,540)      (7,050,167)         (217,521)
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................       17,753,821        (5,546,540)      (7,050,167)        1,967,239
  Change in unrealized gain (loss) ..........................        2,237,301        19,308,853       25,110,366        (4,357,023)
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................       19,991,122        13,762,313       18,060,199        (2,389,784)
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $   18,260,893    $   10,642,308   $   17,705,570    $    3,832,047
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                     AIT
                                                                    SELECT
                                                                    VALUE            AIM V.I.         AIM V.I.
                                                                 OPPORTUNITY        AGGRESSIVE         BASIC            AIM V.I.
                                                                   SERVICE            GROWTH           VALUE           BLUE CHIP
                                                                    SHARES           SERIES I        SERIES II        SERIES I (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $       91,701    $            -   $            -    $        4,357
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................        2,069,197           313,033          914,922            52,970
  Administrative expense fees ...............................          331,072            50,085          146,388             8,476
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................        2,400,269           363,118        1,061,310            61,446
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................           12,906             1,259            2,698               567
  Administrative expense fees ...............................            2,065               201              431                90
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           14,971             1,460            3,129               657
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                 -                -                56
  Administrative expense fees ...............................                -                 -                -                17
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                73
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................           20,723             2,024           13,175               236
  Administrative expense fees ...............................            3,188               312            2,027                36
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           23,911             2,336           15,202               272
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            3,585               500            5,616               200
  Administrative expense fees ...............................            1,241               173            1,944                69
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            4,826               673            7,560               269
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................        2,443,977           367,587        1,087,201            62,717
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................       (2,352,276)         (367,587)      (1,087,201)          (58,360)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........       10,388,213                 -                -                 -
  Net realized gain (loss) from sales of investments ........       16,880,705        (1,900,285)       6,209,847            25,078
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................       27,268,918        (1,900,285)       6,209,847            25,078
  Change in unrealized gain (loss) ..........................        1,396,828         4,587,579          741,510           148,363
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................       28,665,746         2,687,294        6,951,357           173,441
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $   26,313,470    $    2,319,707   $    5,864,156    $      115,081
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   AIM V.I.         AIM V.I.                           AIM V.I.
                                                                   CAPITAL            CORE          AIM V.I.           HEALTH
                                                                 DEVELOPMENT         STOCK          DYNAMICS          SCIENCES
                                                                SERIES II (b)     SERIES I (a)   SERIES I (a) (b)  SERIES I (a) (b)
                                                                --------------   -------------   ----------------  ----------------
INVESTMENT INCOME:
  Dividends .................................................   $            -   $           -   $              -  $              -
                                                                --------------   -------------   ----------------  ----------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................           19,527               -                  -           190,172
  Administrative expense fees ...............................            3,124               -                  -            30,428
                                                                --------------   -------------   ----------------  ----------------
    Total expenses ..........................................           22,651               -                  -           220,600
                                                                --------------   -------------   ----------------  ----------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................                -               -                  -             2,020
  Administrative expense fees ...............................                -               -                  -               324
                                                                --------------   -------------   ----------------  ----------------
    Total expenses ..........................................                -               -                  -             2,344
                                                                --------------   -------------   ----------------  ----------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -             128                  7                 -
  Administrative expense fees ...............................                -              38                  2                 -
                                                                --------------   -------------   ----------------  ----------------
    Total expenses ..........................................                -             166                  9                 -
                                                                --------------   -------------   ----------------  ----------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -               -                  -                 -
  Administrative expense fees ...............................                -               -                  -                 -
                                                                --------------   -------------   ----------------  ----------------
    Total expenses ..........................................                -               -                  -                 -
                                                                --------------   -------------   ----------------  ----------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................               11               -                  -               603
  Administrative expense fees ...............................                1               -                  -                93
                                                                --------------   -------------   ----------------  ----------------
    Total expenses ..........................................               12               -                  -               696
                                                                --------------   -------------   ----------------  ----------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................                -               -                  -               274
  Administrative expense fees ...............................                -               -                  -                95
                                                                --------------   -------------   ----------------  ----------------
    Total expenses ..........................................                -               -                  -               369
                                                                --------------   -------------   ----------------  ----------------

         Total expenses .....................................           22,663             166                  9           224,009
                                                                --------------   -------------   ----------------  ----------------
    Net investment income (loss) ............................          (22,663)           (166)                (9)         (224,009)
                                                                --------------   -------------   ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -               -                  -                 -
  Net realized gain (loss) from sales of investments ........          155,036           1,107                328          (182,836)
                                                                --------------   -------------   ----------------  ----------------
    Net realized gain (loss) ................................          155,036           1,107                328          (182,836)
  Change in unrealized gain (loss) ..........................           61,294          (2,228)               (41)        1,276,560
                                                                --------------   -------------   ----------------  ----------------
    Net realized and unrealized gain (loss) .................          216,330          (1,121)               287         1,093,724
                                                                --------------   -------------   ----------------  ----------------
    Net increase (decrease) in net assets from operations ...   $      193,667   $      (1,287)  $            278    $      869,715
                                                                ==============   =============   ================  ================

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     ALLIANCE-         ALLIANCE-
                                                                   AIM V.I.         ALLIANCE-        BERNSTEIN         BERNSTEIN
                                                                   PREMIER          BERNSTEIN          GROWTH           PREMIER
                                                                    EQUITY            GROWTH         AND INCOME          GROWTH
                                                                   SERIES I          CLASS B          CLASS B           CLASS B
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $       73,071    $            -   $      606,281    $            -
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................          216,399                 -        1,001,824           844,721
  Administrative expense fees ...............................           34,624                 -          160,291           135,155
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................          251,023                 -        1,162,115           979,876
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................            2,641                 -            8,365             3,976
  Administrative expense fees ...............................              422                 -            1,338               636
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            3,063                 -            9,703             4,612
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                33                -                 -
  Administrative expense fees ...............................                -                10                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                43                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            2,868                 -           15,613            10,250
  Administrative expense fees ...............................              441                 -            2,402             1,577
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            3,309                 -           18,015            11,827
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            1,302                 -            3,798             4,125
  Administrative expense fees ...............................              450                 -            1,315             1,429
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,752                 -            5,113             5,554
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................          259,147                43        1,194,946         1,001,869
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................         (186,076)              (43)        (588,665)       (1,001,869)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........       (2,210,975)                1            8,300        (5,545,667)
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................       (2,210,975)                1            8,300        (5,545,667)
  Change in unrealized gain (loss) ..........................        3,008,502               916        7,718,966        10,255,423
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................          797,527               917        7,727,266         4,709,756
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $      611,451    $          874   $    7,138,601    $    3,707,887
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                      DELAWARE
                                                                  ALLIANCE-                              VIP            DELAWARE
                                                                  BERNSTEIN         ALLIANCE-          GROWTH             VIP
                                                                  SMALL CAP         BERNSTEIN      OPPORTUNITIES     INTERNATIONAL
                                                                    VALUE             VALUE           SERVICE            VALUE
                                                                   CLASS B         CLASS B (b)       CLASS (b)         EQUITY (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $        6,447    $       47,148   $            -    $    1,539,797
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................          104,730            65,778          103,647           685,734
  Administrative expense fees ...............................           16,757            10,524           16,584           109,717
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................          121,487            76,302          120,231           795,451
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................              408                 -              459             2,059
  Administrative expense fees ...............................               66                 -               73               330
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              474                 -              532             2,389
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................              653               847            1,300               955
  Administrative expense fees ...............................              101               130              200               147
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              754               977            1,500             1,102
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................              981                83                -             1,176
  Administrative expense fees ...............................              340                29                -               408
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,321               112                -             1,584
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................          124,036            77,391          122,263           800,526
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................         (117,589)          (30,243)        (122,263)          739,271
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........          193,422                 -                -                 -
  Net realized gain (loss) from sales of investments ........          573,094           276,215         (999,082)        2,063,377
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................          766,516           276,215         (999,082)        2,063,377
  Change in unrealized gain (loss) ..........................          767,659           344,604        1,895,098         7,028,611
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................        1,534,175           620,819          896,016         9,091,988
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $    1,416,586    $      590,576   $      773,753    $    9,831,259
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                      FIDELITY
                                                                EATON VANCE VT       FIDELITY           VIP             FIDELITY
                                                                  FLOATING-            VIP           CONTRAFUND           VIP
                                                                     RATE             ASSET           SERVICE           EQUITY-
                                                                  INCOME (b)         MANAGER          CLASS 2            INCOME
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $      205,835    $    1,440,720   $       60,731    $    5,391,973
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................           96,639           616,493          362,679         3,943,384
  Administrative expense fees ...............................           15,462            98,639           58,029           630,941
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................          112,101           715,132          420,708         4,574,325
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................            1,782             2,808            2,099            14,036
  Administrative expense fees ...............................              285               449              335             2,246
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            2,067             3,257            2,434            16,282
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                 -              348                 -
  Administrative expense fees ...............................                -                 -              104                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -              452                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            2,436             1,464            3,771            13,957
  Administrative expense fees ...............................              375               225              580             2,147
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            2,811             1,689            4,351            16,104
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            2,244                 -            2,145             6,260
  Administrative expense fees ...............................              777                 -              743             2,167
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            3,021                 -            2,888             8,427
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................          120,000           720,078          430,833         4,615,138
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................           85,835           720,642         (370,102)          776,835
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -         1,288,082
  Net realized gain (loss) from sales of investments ........           18,364        (1,229,412)         704,588        16,068,612
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................           18,364        (1,229,412)         704,588        17,356,694
  Change in unrealized gain (loss) ..........................            5,598         2,315,118        3,666,021         9,999,591
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................           23,962         1,085,706        4,370,609        27,356,285
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $      109,797    $    1,806,348   $    4,000,507    $   28,133,120
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     FIDELITY         FIDELITY
                                                                                       VIP              VIP
                                                                                      GROWTH           GROWTH           FIDELITY
                                                                   FIDELITY          & INCOME      OPPORTUNITIES          VIP
                                                                     VIP             SERVICE          SERVICE             HIGH
                                                                    GROWTH           CLASS 2        CLASS 2 (b)          INCOME
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $      756,698    $        1,065   $       19,226    $    6,625,595
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................        3,293,545                 -           68,949           905,648
  Administrative expense fees ...............................          526,968                 -           11,032           144,903
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................        3,820,513                 -           79,981         1,050,551
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................           12,108                 -               49             4,563
  Administrative expense fees ...............................            1,937                 -                8               730
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           14,045                 -               57             5,293
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -               644                -                 -
  Administrative expense fees ...............................                -               193                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -               837                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            9,086                 -               20             4,310
  Administrative expense fees ...............................            1,398                 -                4               663
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           10,484                 -               24             4,973
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            2,740                 -              490             3,816
  Administrative expense fees ...............................              948                 -              169             1,321
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            3,688                 -              659             5,137
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................        3,848,730               837           80,721         1,065,954
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................       (3,092,032)              228          (61,495)        5,559,641
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........       (6,641,980)            2,826         (112,620)       (9,998,079)
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................       (6,641,980)            2,826         (112,620)       (9,998,079)
  Change in unrealized gain (loss) ..........................       13,300,315             1,268          443,044         9,757,577
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................        6,658,335             4,094          330,424          (240,502)
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $    3,566,303    $        4,322   $      268,929    $    5,319,139
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                      FIDELITY          FT VIP
                                                                   FIDELITY                             VIP            FRANKLIN
                                                                     VIP                               VALUE             GROWTH
                                                                   MID CAP           FIDELITY        STRATEGIES        AND INCOME
                                                                   SERVICE             VIP            SERVICE          SECURITIES
                                                                   CLASS 2         OVERSEAS (b)     CLASS 2 (b)       CLASS 2 (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $            -    $      698,725   $            -    $      162,068
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................          169,945           697,217           97,144            83,135
  Administrative expense fees ...............................           27,191           111,555           15,543            13,302
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................          197,136           808,772          112,687            96,437
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................              467             3,443               48               341
  Administrative expense fees ...............................               75               551                8                54
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              542             3,994               56               395
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................              104                 -                -                 -
  Administrative expense fees ...............................               32                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              136                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            1,120               429              701               812
  Administrative expense fees ...............................              172                66              107               125
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,292               495              808               937
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................            1,537               658              786                 -
  Administrative expense fees ...............................              532               228              272                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            2,069               886            1,058                 -
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................          201,175           814,147          114,609            97,769
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................         (201,175)         (115,422)        (114,609)           64,299
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -           20,183                 -
  Net realized gain (loss) from sales of investments ........          650,817        (2,681,849)         525,964            72,585
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................          650,817        (2,681,849)         546,147            72,585
  Change in unrealized gain (loss) ..........................        2,588,348         8,875,227          284,327           459,795
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................        3,239,165         6,193,378          830,474           532,380
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $    3,037,990    $    6,077,956   $      715,865    $      596,679
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FT VIP                             FT VIP
                                                                   FRANKLIN                           FRANKLIN
                                                                    LARGE             FT VIP           SMALL             FT VIP
                                                                     CAP             FRANKLIN           CAP              MUTUAL
                                                                    GROWTH            SMALL            VALUE             SHARES
                                                                  SECURITIES           CAP           SECURITIES        SECURITIES
                                                                 CLASS 2 (b)         CLASS 2        CLASS 2 (b)       CLASS 2 (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $       12,824    $            -   $          107    $       48,495
                                                                --------------    --------------   --------------    --------------

EXPENSES:
Allmerica Advantage and ExecAnnuity Plus:
  Mortality and expense risk fees ...........................           31,098           567,278                -            77,359
  Administrative expense fees ...............................            4,976            90,764                -            12,377
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           36,074           658,042                -            89,736
                                                                --------------    --------------   --------------    --------------

Allmerica Immediate Advantage:
  Mortality and expense risk fees ...........................                -             2,669               23                 -
  Administrative expense fees ...............................                -               427                4                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -             3,096               27                 -
                                                                --------------    --------------   --------------    --------------

Directed Advisory Solutions:
  Mortality and expense risk fees ...........................                -                 -                -               861
  Administrative expense fees ...............................                -                 -                -               258
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -             1,119
                                                                --------------    --------------   --------------    --------------

Allmerica Value Generation:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice:
  Mortality and expense risk fees ...........................            1,246             6,829              510               590
  Administrative expense fees ...............................              192             1,050               79                91
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,438             7,879              589               681
                                                                --------------    --------------   --------------    --------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees ...........................              202             2,931              291               661
  Administrative expense fees ...............................               69             1,014              101               229
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              271             3,945              392               890
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................           37,783           672,962            1,008            92,426
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................          (24,959)         (672,962)            (901)          (43,931)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........           77,068          (793,257)          29,468           263,809
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................           77,068          (793,257)          29,468           263,809
  Change in unrealized gain (loss) ..........................          109,787         5,421,259          (15,120)          442,654
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................          186,855         4,628,002           14,348           706,463
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $      161,896    $    3,955,040   $       13,447    $      662,532
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FT VIP                             JANUS
                                                                  TEMPLETON           FT VIP           ASPEN             JANUS
                                                                  DEVELOPING        TEMPLETON         CAPITAL            ASPEN
                                                                   MARKETS           FOREIGN        APPRECIATION         GROWTH
                                                                  SECURITIES        SECURITIES        SERVICE           SERVICE
                                                                 CLASS 2 (b)         CLASS 2           SHARES          SHARES (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $            -    $      244,668   $            9    $            -
                                                                --------------    --------------   --------------    --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................                -           279,415                -           349,667
  Administrative expense fees ...............................                -            44,706                -            55,947
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -           324,121                -           405,614
                                                                --------------    --------------   --------------    --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................                -             1,191                -             1,379
  Administrative expense fees ...............................                -               190                -               221
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -             1,381                -             1,600
                                                                --------------    --------------   --------------    --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................                3                 -               95                 -
  Administrative expense fees ...............................                1                 -               28                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                4                 -              123                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................                -                 -              216                 -
  Administrative expense fees ...............................                -                 -               50                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -              266                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................                -             2,965                -             2,797
  Administrative expense fees ...............................                -               456                -               430
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -             3,421                -             3,227
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................                -             1,265                -               940
  Administrative expense fees ...............................                -               438                -               326
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -             1,703                -             1,266
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................                4           330,626              389           411,707
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................               (4)          (85,958)            (380)         (411,707)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........            2,340         1,832,928            2,951        (2,891,649)
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................            2,340         1,832,928            2,951        (2,891,649)
  Change in unrealized gain (loss) ..........................           (2,090)        1,500,782            3,867         3,814,476
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................              250         3,333,710            6,818           922,827
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $          246    $    3,247,752   $        6,438    $      511,120
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    JANUS             JANUS            JANUS
                                                                    ASPEN             ASPEN            ASPEN              MFS
                                                                  GROWTH AND      INTERNATIONAL       MID CAP           MID CAP
                                                                    INCOME            GROWTH           GROWTH            GROWTH
                                                                   SERVICE           SERVICE          SERVICE           SERVICE
                                                                  SHARES (b)        SHARES (b)       SHARES(b)         CLASS (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $       86,849    $           83   $            -    $            -
                                                                --------------    --------------   --------------    --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................          288,692                 -                -            78,181
  Administrative expense fees ...............................           46,191                 -                -            12,509
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................          334,883                 -                -            90,690
                                                                --------------    --------------   --------------    --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................            1,414                 -                -                 -
  Administrative expense fees ...............................              227                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,641                 -                -                 -
                                                                --------------    --------------   --------------    --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................                -                58               29                 -
  Administrative expense fees ...............................                -                17                9                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                75               38                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................            1,723                 -                -                32
  Administrative expense fees ...............................              265                 -                -                 5
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,988                 -                -                37
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................               60                 -                -               474
  Administrative expense fees ...............................               20                 -                -               164
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................               80                 -                -               638
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................          338,592                75               38            91,365
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................         (251,743)                8              (38)          (91,365)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........       (1,242,427)            1,332            1,139           349,228
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................       (1,242,427)            1,332            1,139           349,228
  Change in unrealized gain (loss) ..........................        3,642,591               795             (856)          373,810
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................        2,400,164             2,127              283           723,038
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $    2,148,421    $        2,135   $          245    $      631,673
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                     MFS               MFS
                                                                     NEW              TOTAL             MFS           OPPENHEIMER
                                                                  DISCOVERY           RETURN         UTILITIES          BALANCED
                                                                   SERVICE           SERVICE          SERVICE           SERVICE
                                                                  CLASS (b)           CLASS          CLASS (b)         SHARES (a)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $            -    $      237,764   $       24,835    $       35,748
                                                                --------------    --------------   --------------    --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................           36,129           183,723           23,702            46,304
  Administrative expense fees ...............................            5,781            29,396            3,792             7,409
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................           41,910           213,119           27,494            53,713
                                                                --------------    --------------   --------------    --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................                -             1,920                -                48
  Administrative expense fees ...............................                -               307                -                 7
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -             2,227                -                55
                                                                --------------    --------------   --------------    --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................              135             1,439               37               134
  Administrative expense fees ...............................               20               221                5                20
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              155             1,660               42               154
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................                -             1,201               32                44
  Administrative expense fees ...............................                -               416               11                15
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -             1,617               43                59
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................           42,065           218,623           27,579            53,981
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................          (42,065)           19,141           (2,744)          (18,233)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........          166,887           415,576          127,467           136,275
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................          166,887           415,576          127,467           136,275
  Change in unrealized gain (loss) ..........................          (38,483)          871,518          378,362           175,112
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................          128,404         1,287,094          505,829           311,387
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $       86,339    $    1,306,235   $      503,085    $      293,154
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 OPPENHEIMER       OPPENHEIMER      OPPENHEIMER
                                                                   CAPITAL            GLOBAL            HIGH          OPPENHEIMER
                                                                 APPRECIATION       SECURITIES         INCOME         MAIN STREET
                                                                   SERVICE           SERVICE          SERVICE           SERVICE
                                                                  SHARES (b)          SHARES           SHARES          SHARES (b)
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $       22,064    $      103,877   $      967,858    $       26,359
                                                                --------------    --------------   --------------    --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................          118,541           118,472          174,955            44,463
  Administrative expense fees ...............................           18,967            18,956           27,992             7,115
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................          137,508           137,428          202,947            51,578
                                                                --------------    --------------   --------------    --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................              413               684              511                37
  Administrative expense fees ...............................               66               109               82                 6
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              479               793              593                43
                                                                --------------    --------------   --------------    --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................                -                 -                -                 -
  Administrative expense fees ...............................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -                 -                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................            1,223               776            7,966               507
  Administrative expense fees ...............................              188               120            1,225                78
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,411               896            9,191               585
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................              445             1,413            1,451                 -
  Administrative expense fees ...............................              154               488              503                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              599             1,901            1,954                 -
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................          139,997           141,018          214,685            52,206
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................         (117,933)          (37,141)         753,173           (25,847)
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -                 -
  Net realized gain (loss) from sales of investments ........          292,485           370,121          398,663           153,184
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................          292,485           370,121          398,663           153,184
  Change in unrealized gain (loss) ..........................          273,352         1,326,091         (196,810)          133,161
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................          565,837         1,696,212          201,853           286,345
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $      447,904    $    1,659,071   $      955,026    $      260,498
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   PIONEER                            PIONEER
                                                                   EMERGING                         REAL ESTATE
                                                                   MARKETS           PIONEER           SHARES
                                                                     VCT             FUND VCT           VCT
                                                                   CLASS II        CLASS II (b)       CLASS II
                                                                --------------    --------------   --------------
INVESTMENT INCOME:
  Dividends .................................................   $      149,117    $           94   $      539,824
                                                                --------------    --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................          239,543                 -          179,305
  Administrative expense fees ...............................           38,327                 -           28,689
                                                                --------------    --------------   --------------
    Total expenses ..........................................          277,870                 -          207,994
                                                                --------------    --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................              515                 -            1,856
  Administrative expense fees ...............................               82                 -              297
                                                                --------------    --------------   --------------
    Total expenses ..........................................              597                 -            2,153
                                                                --------------    --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................                -                66                -
  Administrative expense fees ...............................                -                20                -
                                                                --------------    --------------   --------------
    Total expenses ..........................................                -                86                -
                                                                --------------    --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................                -                 -                -
  Administrative expense fees ...............................                -                 -                -
                                                                --------------    --------------   --------------
    Total expenses ..........................................                -                 -                -
                                                                --------------    --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................            8,538                 -            6,112
  Administrative expense fees ...............................            1,313                 -              940
                                                                --------------    --------------   --------------
    Total expenses ..........................................            9,851                 -            7,052
                                                                --------------    --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................            1,218                 -              338
  Administrative expense fees ...............................              422                 -              116
                                                                --------------    --------------   --------------
    Total expenses ..........................................            1,640                 -              454
                                                                --------------    --------------   --------------

         Total expenses .....................................          289,958                86          217,653
                                                                --------------    --------------   --------------
    Net investment income (loss) ............................         (140,841)                8          322,171
                                                                --------------    --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -
  Net realized gain (loss) from sales of investments ........        2,250,184             2,136          702,490
                                                                --------------    --------------   --------------
    Net realized gain (loss) ................................        2,250,184             2,136          702,490
  Change in unrealized gain (loss) ..........................          679,039            (1,348)       3,398,756
                                                                --------------    --------------   --------------
    Net realized and unrealized gain (loss) .................        2,929,223               788        4,101,246
                                                                --------------    --------------   --------------
    Net increase (decrease) in net assets from operations ...   $    2,788,382    $          796   $    4,423,417
                                                                ==============    ==============   ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   SCUDDER
                                                                  GOVERNMENT         SCUDDER
                                                                   & AGENCY         TECHNOLOGY
                                                                  SECURITIES          GROWTH          SCUDDER           SCUDDER
                                                                  SERIES II         SERIES II         VIT EAFE         VIT EQUITY
                                                                 CLASS A (a)         CLASS A        EQUITY INDEX       500 INDEX
                                                                --------------    --------------   --------------    --------------
INVESTMENT INCOME:
  Dividends .................................................   $       13,375    $            -   $        3,042    $        2,246
                                                                --------------    --------------   --------------    --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................                -           167,637                -                 -
  Administrative expense fees ...............................                -            26,821                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -           194,458                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................                -               665                -                 -
  Administrative expense fees ...............................                -               106                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -               771                -                 -
                                                                --------------    --------------   --------------    --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................            1,087                 -              284               382
  Administrative expense fees ...............................              326                 -               86               114
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................            1,413                 -              370               496
                                                                --------------    --------------   --------------    --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................              673                 -              320               673
  Administrative expense fees ...............................              155                 -               74               156
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................              828                 -              394               829
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................                -               265                -                 -
  Administrative expense fees ...............................                -                41                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -               306                -                 -
                                                                --------------    --------------   --------------    --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................                -               216                -                 -
  Administrative expense fees ...............................                -                75                -                 -
                                                                --------------    --------------   --------------    --------------
    Total expenses ..........................................                -               291                -                 -
                                                                --------------    --------------   --------------    --------------

         Total expenses .....................................            2,241           195,826              764             1,325
                                                                --------------    --------------   --------------    --------------
    Net investment income (loss) ............................           11,134          (195,826)           2,278               921
                                                                --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........            4,203                 -                -                 -
  Net realized gain (loss) from sales of investments ........           (6,239)       (2,947,136)           6,491             5,363
                                                                --------------    --------------   --------------    --------------
    Net realized gain (loss) ................................           (2,036)       (2,947,136)           6,491             5,363
  Change in unrealized gain (loss) ..........................           (1,502)        3,136,559            1,038             5,477
                                                                --------------    --------------   --------------    --------------
    Net realized and unrealized gain (loss) .................           (3,538)          189,423            7,529            10,840
                                                                --------------    --------------   --------------    --------------
    Net increase (decrease) in net assets from operations ...   $        7,596    $       (6,403)  $        9,807    $       11,761
                                                                ==============    ==============   ==============    ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       SVS
                                                                                      DREMAN
                                                                                    FINANCIAL         T. ROWE
                                                                   SCUDDER           SERVICES          PRICE
                                                                  VIT SMALL         SERIES II      INTERNATIONAL
                                                                  CAP INDEX        CLASS A (b)         STOCK
                                                                --------------    --------------   --------------
INVESTMENT INCOME:
  Dividends .................................................   $          624    $      153,555   $      511,335
                                                                --------------    --------------   --------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees ...........................                -           113,154          641,610
  Administrative expense fees ...............................                -            18,105          102,657
                                                                --------------    --------------   --------------
    Total expenses ..........................................                -           131,259          744,267
                                                                --------------    --------------   --------------

ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees ...........................                -               626            2,821
  Administrative expense fees ...............................                -               100              451
                                                                --------------    --------------   --------------
    Total expenses ..........................................                -               726            3,272
                                                                --------------    --------------   --------------

DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees ...........................              424                 -                -
  Administrative expense fees ...............................              128                 -                -
                                                                --------------    --------------   --------------
    Total expenses ..........................................              552                 -                -
                                                                --------------    --------------   --------------

ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees ...........................              295                 -                -
  Administrative expense fees ...............................               68                 -                -
                                                                --------------    --------------   --------------
    Total expenses ..........................................              363                 -                -
                                                                --------------    --------------   --------------

ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees ...........................                -             3,078            4,169
  Administrative expense fees ...............................                -               473              641
                                                                --------------    --------------   --------------
    Total expenses ..........................................                -             3,551            4,810
                                                                --------------    --------------   --------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees ...........................                -                31              500
  Administrative expense fees ...............................                -                11              173
                                                                --------------    --------------   --------------
    Total expenses ..........................................                -                42              673
                                                                --------------    --------------   --------------

         Total expenses .....................................              915           135,578          753,022
                                                                --------------    --------------   --------------
    Net investment income (loss) ............................             (291)           17,977         (241,687)
                                                                --------------    --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ........                -                 -                -
  Net realized gain (loss) from sales of investments ........           24,594           466,593       (1,529,128)
                                                                --------------    --------------   --------------
    Net realized gain (loss) ................................           24,594           466,593       (1,529,128)
  Change in unrealized gain (loss) ..........................           (8,654)          399,148        7,324,529
                                                                --------------    --------------   --------------
    Net realized and unrealized gain (loss) .................           15,940           865,741        5,795,401
                                                                --------------    --------------   --------------
    Net increase (decrease) in net assets from operations ...   $       15,649    $      883,718   $    5,553,714
                                                                ==============    ==============   ==============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    AIT                           AIT
                                                                                   CORE                         EQUITY
                                                                                  EQUITY                         INDEX
                                                                              SERVICE SHARES                SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (843,363) $  (1,231,608) $     205,036  $    (456,550)
  Net realized gain (loss) ...........................................   (24,271,862)   (37,016,401)       239,539    (18,010,472)
  Change in unrealized gain (loss) ...................................    39,930,431     85,485,980     22,775,908     89,358,966
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............    14,815,206     47,237,971     23,220,483     70,891,944
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................     1,219,433      2,212,421      1,992,225      3,087,827
  Withdrawals ........................................................   (48,187,590)   (41,633,626)   (67,663,908)   (54,327,020)
  Contract benefits ..................................................    (1,853,165)    (2,185,305)    (2,722,448)    (3,802,761)
  Contract charges ...................................................      (110,633)      (133,153)      (168,107)      (177,002)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................    (7,223,325)    (5,803,730)    (8,104,216)    89,211,769
  Other transfers from (to) the General Account ......................      (689,683)      (622,698)      (543,236)       126,530
  Net increase (decrease) in investment by Sponsor ...................             -         (1,931)             -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (56,844,963)   (48,168,022)   (77,209,690)    34,119,343
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................   (42,029,757)      (930,051)   (53,989,207)   105,011,287

NET ASSETS:
 Beginning of year ...................................................   217,945,521    218,875,572    330,821,794    225,810,507
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $ 175,915,764  $ 217,945,521  $ 276,832,587  $ 330,821,794
                                                                       =============  =============  =============  =============

                                                                                    AIT
                                                                                GOVERNMENT
                                                                                   BOND
                                                                              SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $   2,043,552  $   3,555,472
  Net realized gain (loss) ...........................................       450,644      1,993,639
  Change in unrealized gain (loss) ...................................    (1,917,244)    (5,213,143)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............       576,952        335,968
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       486,682      1,424,622
  Withdrawals ........................................................   (30,836,439)   (54,422,601)
  Contract benefits ..................................................    (1,400,248)    (1,454,640)
  Contract charges ...................................................       (34,265)       (49,080)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................    (3,966,637)     1,602,579
  Other transfers from (to) the General Account ......................    (5,955,680)    (5,646,607)
  Net increase (decrease) in investment by Sponsor ...................             -              -
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (41,706,587)   (58,545,727)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................   (41,129,635)   (58,209,759)

NET ASSETS:
 Beginning of year ...................................................   118,317,749    176,527,508
                                                                       -------------  -------------
 End of year ......................................................... $  77,188,114  $ 118,317,749
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                                  AIT
                                                                                    AIT                         SELECT
                                                                                   MONEY                        CAPITAL
                                                                                  MARKET                     APPRECIATION
                                                                              SERVICE SHARES                SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (650,186) $  (1,295,595) $  (1,730,229) $  (1,645,636)
  Net realized gain (loss) ...........................................             -         13,577     17,753,821        484,843
  Change in unrealized gain (loss) ...................................             -              -      2,237,301     36,723,067
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............      (650,186)    (1,282,018)    18,260,893     35,562,274
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................     1,268,298      4,423,920        837,256      1,536,217
  Withdrawals ........................................................   (52,704,774)  (112,965,484)   (30,961,269)   (23,878,491)
  Contract benefits ..................................................    (1,417,166)    (2,188,445)      (483,596)      (755,859)
  Contract charges ...................................................       (54,665)       (78,136)       (62,423)       (69,533)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     8,004,924      5,357,391     11,695,391     (8,065,698)
  Other transfers from (to) the General Account ......................    (9,110,861)   (27,175,701)      (398,337)      (225,797)
  Net increase (decrease) in investment by Sponsor ...................             -         (4,175)             -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (54,014,244)  (132,630,630)   (19,372,978)   (31,459,161)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................   (54,664,430)  (133,912,648)    (1,112,085)     4,103,113

NET ASSETS:
 Beginning of year ...................................................   142,367,224    276,279,872    121,202,253    117,099,140
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  87,702,794  $ 142,367,224  $ 120,090,168  $ 121,202,253
                                                                       =============  =============  =============  =============

                                                                                    AIT
                                                                                  SELECT
                                                                                  GROWTH
                                                                              SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $  (3,120,005) $  (3,049,374)
  Net realized gain (loss) ...........................................    (5,546,540)   (23,114,343)
  Change in unrealized gain (loss) ...................................    19,308,853     77,096,850
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............    10,642,308     50,933,133
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................     2,160,015      2,940,993
  Withdrawals ........................................................   (51,342,254)   (39,982,361)
  Contract benefits ..................................................    (1,377,143)    (1,742,417)
  Contract charges ...................................................      (156,965)      (157,693)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................   (11,819,522)    95,640,727
  Other transfers from (to) the General Account ......................    (2,184,068)    (2,434,914)
  Net increase (decrease) in investment by Sponsor ...................             -              -
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (64,719,937)    54,264,335
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................   (54,077,629)   105,197,468

NET ASSETS:
 Beginning of year ...................................................   249,304,023    144,106,555
                                                                       -------------  -------------
 End of year ......................................................... $ 195,226,394  $ 249,304,023
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                    AIT                           AIT
                                                                                  SELECT                        SELECT
                                                                               INTERNATIONAL               INVESTMENT GRADE
                                                                                  EQUITY                        INCOME
                                                                              SERVICE SHARES                SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (354,629) $  (1,052,168) $   6,221,831  $   6,313,425
  Net realized gain (loss) ...........................................    (7,050,167)   (13,238,218)     1,967,239      1,224,002
  Change in unrealized gain (loss) ...................................    25,110,366     52,127,152     (4,357,023)    (3,980,067)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............    17,705,570     37,836,766      3,832,047      3,557,360
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       840,616      1,742,325        756,342      1,790,754
  Withdrawals ........................................................   (50,161,464)   (27,105,113)   (46,829,914)   (54,032,893)
  Contract benefits ..................................................      (600,447)    (1,166,496)    (1,633,732)    (1,754,374)
  Contract charges ...................................................       (77,183)       (85,228)       (63,046)       (79,155)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,506,827      8,360,545     (1,980,971)    44,168,349
  Other transfers from (to) the General Account ......................    (1,622,896)       432,681     (4,735,739)    (2,922,591)
  Net increase (decrease) in investment by Sponsor ...................             -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (50,114,547)   (17,821,286)   (54,487,060)   (12,829,910)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................   (32,408,977)    20,015,480    (50,655,013)    (9,272,550)

NET ASSETS:
 Beginning of year ...................................................   180,649,022    160,633,542    196,564,340    205,836,890
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $ 148,240,045  $ 180,649,022  $ 145,909,327  $ 196,564,340
                                                                       =============  =============  =============  =============

                                                                                    AIT
                                                                                  SELECT
                                                                                   VALUE
                                                                                OPPORTUNITY
                                                                              SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $  (2,352,276) $  (2,248,917)
  Net realized gain (loss) ...........................................    27,268,918      1,320,011
  Change in unrealized gain (loss) ...................................     1,396,828     54,299,062
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............    26,313,470     53,370,156
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................     1,082,533      1,894,848
  Withdrawals ........................................................   (42,259,820)   (33,022,269)
  Contract benefits ..................................................      (920,510)    (1,242,827)
  Contract charges ...................................................       (78,790)       (88,373)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................   (17,567,787)     5,557,468
  Other transfers from (to) the General Account ......................    (1,256,719)       708,650
  Net increase (decrease) in investment by Sponsor ...................             -              -
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (61,001,093)   (26,192,503)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................   (34,687,623)    27,177,653

NET ASSETS:
 Beginning of year ...................................................   193,939,721    166,762,068
                                                                       -------------  -------------
 End of year ......................................................... $ 159,252,098  $ 193,939,721
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 AIM V.I.                      AIM V.I.
                                                                                AGGRESSIVE                       BASIC
                                                                              GROWTH SERIES I               VALUE SERIES II
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (367,587) $    (426,770) $  (1,087,201) $    (940,353)
  Net realized gain (loss) ...........................................    (1,900,285)    (5,977,238)     6,209,847         98,260
  Change in unrealized gain (loss) ...................................     4,587,579     12,639,526        741,510     19,868,224
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............     2,319,707      6,235,518      5,864,156     19,026,131
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       170,117        366,678        214,691        428,438
  Withdrawals ........................................................    (5,706,800)    (5,786,606)   (28,949,484)    (8,696,170)
  Contract benefits ..................................................      (217,450)      (141,825)      (545,835)      (253,301)
  Contract charges ...................................................       (11,946)       (15,043)       (20,093)       (17,175)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................    (1,899,508)    (4,838,400)     4,025,054     26,544,457
  Other transfers from (to) the General Account ......................        (6,458)      (232,032)      (348,358)     2,790,871
  Net increase (decrease) in investment by Sponsor ...................             -         (1,616)             -         (5,576)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (7,672,045)   (10,648,844)   (25,624,025)    20,791,544
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................    (5,352,338)    (4,413,326)   (19,759,869)    39,817,675

NET ASSETS:
 Beginning of year ...................................................    28,942,458     33,355,784     84,955,459     45,137,784
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  23,590,120  $  28,942,458  $  65,195,590  $  84,955,459
                                                                       =============  =============  =============  =============

                                                                                  AIM V.I.
                                                                                 BLUE CHIP
                                                                               SERIES I (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (58,360) $     (60,110)
  Net realized gain (loss) ...........................................        25,078       (164,859)
  Change in unrealized gain (loss) ...................................       148,363      1,089,126
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............       115,081        864,157
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        40,365         55,462
  Withdrawals ........................................................      (609,177)      (857,521)
  Contract benefits ..................................................       (20,312)       (25,433)
  Contract charges ...................................................        (1,623)        (1,809)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       205,889        219,946
  Other transfers from (to) the General Account ......................       111,335        176,235
  Net increase (decrease) in investment by Sponsor ...................             -         (8,138)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (273,523)      (441,258)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................      (158,442)       422,899

NET ASSETS:
 Beginning of year ...................................................     4,389,721      3,966,822
                                                                       -------------  -------------
 End of year ......................................................... $   4,231,279  $   4,389,721
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 AIM V.I.                      AIM V.I.
                                                                                  CAPITAL                        CORE
                                                                                DEVELOPMENT                      STOCK
                                                                               SERIES II (b)                 SERIES I (a)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (22,663) $     (35,386) $        (166) $         110
  Net realized gain (loss) ...........................................       155,036         14,805          1,107         (2,041)
  Change in unrealized gain (loss) ...................................        61,294        676,233         (2,228)         9,410
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       193,667        655,652         (1,287)         7,479
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................         5,902         23,144              -              -
  Withdrawals ........................................................      (469,474)    (1,912,820)       (33,977)       (18,154)
  Contract benefits ..................................................        (4,299)       (40,546)             -              -
  Contract charges ...................................................          (377)          (417)            (7)           (13)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       (82,508)       289,835            514           (354)
  Other transfers from (to) the General Account ......................        (5,721)       (55,308)             -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (5,804)             -         (3,416)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (556,477)    (1,701,916)       (33,470)       (21,937)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................      (362,810)    (1,046,264)       (34,757)       (14,458)

NET ASSETS:
 Beginning of year ...................................................     1,872,684      2,918,948         34,757         49,215
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   1,509,874  $   1,872,684  $           -  $      34,757
                                                                       =============  =============  =============  =============

                                                                                 AIM V.I.
                                                                                 DYNAMICS
                                                                             SERIES I (a) (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $          (9) $         (71)
  Net realized gain (loss) ...........................................           328         (2,588)
  Change in unrealized gain (loss) ...................................           (41)         5,972
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............           278          3,313
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -
  Withdrawals ........................................................        (7,762)        (7,247)
  Contract benefits ..................................................             -              -
  Contract charges ...................................................           (10)            (8)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................             -           (151)
  Other transfers from (to) the General Account ......................             -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (2,545)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...        (7,772)        (9,951)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................        (7,494)        (6,638)

NET ASSETS:
 Beginning of year ...................................................         7,494         14,132
                                                                       -------------  -------------
 End of year ......................................................... $           -  $       7,494
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 AIM V.I.                      AIM V.I.
                                                                                  HEALTH                        PREMIER
                                                                                 SCIENCES                       EQUITY
                                                                             SERIES I (a) (b)                  SERIES I
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (224,009) $    (236,019) $    (186,076) $    (253,919)
  Net realized gain (loss) ...........................................      (182,836)    (1,220,026)    (2,210,975)    (4,474,804)
  Change in unrealized gain (loss) ...................................     1,276,560      5,152,455      3,008,502      9,104,358
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       869,715      3,696,410        611,451      4,375,635
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       136,118        225,873         97,667        253,726
  Withdrawals ........................................................    (3,017,375)    (3,155,925)    (3,931,550)    (4,451,181)
  Contract benefits ..................................................       (49,020)       (80,471)      (243,635)      (130,711)
  Contract charges ...................................................        (7,151)        (9,115)        (8,416)       (10,803)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................      (757,163)      (396,374)    (1,422,971)    (2,290,966)
  Other transfers from (to) the General Account ......................      (120,034)        (8,290)      (299,532)      (154,932)
  Net increase (decrease) in investment by Sponsor ...................             -         (3,820)             -         (1,780)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (3,814,625)    (3,428,122)    (5,808,437)    (6,786,647)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................    (2,944,910)       268,288     (5,196,986)    (2,411,012)

NET ASSETS:
 Beginning of year ...................................................    17,178,300     16,910,012     21,209,588     23,620,600
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  14,233,390  $  17,178,300  $  16,012,602  $  21,209,588
                                                                       =============  =============  =============  =============

                                                                                 ALLIANCE-
                                                                                 BERNSTEIN
                                                                                  GROWTH
                                                                                  CLASS B
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $         (43) $         (69)
  Net realized gain (loss) ...........................................             1         (1,842)
  Change in unrealized gain (loss) ...................................           916          4,909
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............           874          2,998
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -
  Withdrawals ........................................................             -         (5,207)
  Contract benefits ..................................................             -              -
  Contract charges ...................................................            (7)           (13)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................           180             13
  Other transfers from (to) the General Account ......................             -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (2,727)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...           173         (7,934)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................         1,047         (4,936)

NET ASSETS:
 Beginning of year ...................................................         6,191         11,127
                                                                       -------------  -------------
 End of year ......................................................... $       7,238  $       6,191
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 ALLIANCE-
                                                                                 BERNSTEIN                     ALLIANCE-
                                                                                  GROWTH                       BERNSTEIN
                                                                                AND INCOME                      PREMIER
                                                                                  CLASS B                   GROWTH CLASS B
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (588,665) $    (525,694) $  (1,001,869) $    (985,431)
  Net realized gain (loss) ...........................................         8,300     (6,379,711)    (5,545,667)    (2,312,489)
  Change in unrealized gain (loss) ...................................     7,718,966     29,420,925     10,255,423     16,438,220
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............     7,138,601     22,515,520      3,707,887     13,140,300
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       398,204        967,923        294,218        750,416
  Withdrawals ........................................................   (17,667,556)   (17,349,695)   (24,255,298)    (9,459,233)
  Contract benefits ..................................................      (546,176)      (681,259)      (359,487)      (309,911)
  Contract charges ...................................................       (30,876)       (36,213)       (24,119)       (25,488)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................    (3,327,187)    (5,999,900)     2,494,617     15,713,393
  Other transfers from (to) the General Account ......................      (870,770)       809,998       (338,995)     1,648,100
  Net increase (decrease) in investment by Sponsor ...................             -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (22,044,361)   (22,289,146)   (22,189,064)     8,317,277
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................   (14,905,760)       226,374    (18,481,177)    21,457,577

NET ASSETS:
 Beginning of year ...................................................    91,339,353     91,112,979     79,202,145     57,744,568
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  76,433,593  $  91,339,353  $  60,720,968  $  79,202,145
                                                                       =============  =============  =============  =============

                                                                                 ALLIANCE-
                                                                                 BERNSTEIN
                                                                                 SMALL CAP
                                                                                  VALUE
                                                                                  CLASS B
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (117,589) $     (67,746)
  Net realized gain (loss) ...........................................       766,516        273,087
  Change in unrealized gain (loss) ...................................       767,659      2,156,293
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     1,416,586      2,361,634
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        54,015        126,656
  Withdrawals ........................................................    (2,171,260)    (2,984,224)
  Contract benefits ..................................................       (32,846)       (46,621)
  Contract charges ...................................................        (1,963)        (1,614)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     2,086,690      1,717,447
  Other transfers from (to) the General Account ......................       113,885        365,907
  Net increase (decrease) in investment by Sponsor ...................             -         (6,625)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...        48,521       (829,074)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................     1,465,107      1,532,560

NET ASSETS:
 Beginning of year ...................................................     8,365,552      6,832,992
                                                                       -------------  -------------
 End of year ......................................................... $   9,830,659  $   8,365,552
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                               DELAWARE
                                                                                 ALLIANCE-                    VIP GROWTH
                                                                                 BERNSTEIN                   OPPORTUNITIES
                                                                                   VALUE                        SERVICE
                                                                                CLASS B (b)                    CLASS (b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (30,243) $     (38,661) $    (122,263) $    (135,522)
  Net realized gain (loss) ...........................................       276,215        145,069       (999,082)    (2,845,165)
  Change in unrealized gain (loss) ...................................       344,604      1,160,571      1,895,098      5,991,182
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       590,576      1,266,979        773,753      3,010,495
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        18,242         52,835         59,616        118,170
  Withdrawals ........................................................    (1,377,165)    (2,384,991)    (1,890,066)    (2,505,945)
  Contract benefits ..................................................       (12,615)       (13,771)       (56,675)       (92,710)
  Contract charges ...................................................        (1,506)        (1,444)        (3,739)        (4,710)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       749,798      1,268,392       (634,194)      (316,380)
  Other transfers from (to) the General Account ......................        93,468        149,384       (270,301)       (52,881)
  Net increase (decrease) in investment by Sponsor ...................             -         (6,062)             -         (6,856)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (529,778)      (935,657)    (2,795,359)    (2,861,312)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................        60,798        331,322     (2,021,606)       149,183

NET ASSETS:
 Beginning of year ...................................................     5,490,447      5,159,125      9,958,956      9,809,773
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   5,551,245  $   5,490,447  $   7,937,350  $   9,958,956
                                                                       =============  =============  =============  =============

                                                                                 DELAWARE
                                                                                    VIP
                                                                               INTERNATIONAL
                                                                                   VALUE
                                                                                EQUITY (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     739,271  $     551,386
  Net realized gain (loss) ...........................................     2,063,377       (747,872)
  Change in unrealized gain (loss) ...................................     7,028,611     18,697,208
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     9,831,259     18,500,722
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       268,936        569,961
  Withdrawals ........................................................   (13,645,494)   (11,346,056)
  Contract benefits ..................................................      (238,428)      (411,911)
  Contract charges ...................................................       (26,681)       (29,977)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................      (617,345)      (782,565)
  Other transfers from (to) the General Account ......................       391,819        (25,697)
  Net increase (decrease) in investment by Sponsor ...................             -         (4,998)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (13,867,193)   (12,031,243)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................    (4,035,934)     6,469,479

NET ASSETS:
 Beginning of year ...................................................    60,148,979     53,679,500
                                                                       -------------  -------------
 End of year ......................................................... $  56,113,045  $  60,148,979
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                              EATON VANCE VT                   FIDELITY
                                                                                 FLOATING-                     VIP ASSET
                                                                              RATE INCOME (b)                   MANAGER
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $      85,835  $      52,588  $     720,642  $   1,369,265
  Net realized gain (loss) ...........................................        18,364          4,515     (1,229,412)    (3,575,119)
  Change in unrealized gain (loss) ...................................         5,598         45,354      2,315,118     10,301,001
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       109,797        102,457      1,806,348      8,095,147
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        33,754         43,651        297,733        511,793
  Withdrawals ........................................................    (2,155,701)    (1,510,247)   (11,189,142)   (12,116,804)
  Contract benefits ..................................................       (54,586)       (42,938)      (523,844)      (794,392)
  Contract charges ...................................................        (1,937)        (1,986)       (25,975)       (32,129)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     3,587,384        906,607      1,163,498     (1,322,339)
  Other transfers from (to) the General Account ......................      (153,216)       593,992       (249,219)      (323,934)
  Net increase (decrease) in investment by Sponsor ...................             -         (1,984)             -         (4,373)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...     1,255,698        (12,905)   (10,526,949)   (14,082,178)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................     1,365,495         89,552     (8,720,601)    (5,987,031)

NET ASSETS:
 Beginning of year ...................................................     7,346,485      7,256,933     54,798,228     60,785,259
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   8,711,980  $   7,346,485  $  46,077,627  $  54,798,228
                                                                       =============  =============  =============  =============

                                                                                 FIDELITY
                                                                                    VIP
                                                                            CONTRAFUND SERVICE
                                                                                  CLASS 2
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (370,102) $    (269,122)
  Net realized gain (loss) ...........................................       704,588         10,047
  Change in unrealized gain (loss) ...................................     3,666,021      5,858,793
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     4,000,507      5,599,718
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       222,493        424,516
  Withdrawals ........................................................    (6,750,537)    (5,835,304)
  Contract benefits ..................................................      (234,786)      (213,033)
  Contract charges ...................................................        (8,898)        (7,559)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     8,777,704      6,381,943
  Other transfers from (to) the General Account ......................       736,132      1,381,934
  Net increase (decrease) in investment by Sponsor ...................             -         (8,406)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...     2,742,108      2,124,091
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................     6,742,615      7,723,809

NET ASSETS:
 Beginning of year ...................................................    27,898,626     20,174,817
                                                                       -------------  -------------
 End of year ......................................................... $  34,641,241  $  27,898,626
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 FIDELITY                      FIDELITY
                                                                                    VIP                           VIP
                                                                               EQUITY-INCOME                    GROWTH
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     776,835  $   1,570,571  $  (3,092,032) $  (3,280,836)
  Net realized gain (loss) ...........................................    17,356,694     (2,537,736)    (6,641,980)   (21,295,127)
  Change in unrealized gain (loss) ...................................     9,999,591     83,116,766     13,300,315     99,441,443
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............    28,133,120     82,149,601      3,566,303     74,865,480
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................     1,944,815      3,439,130      2,285,475      3,944,724
  Withdrawals ........................................................   (85,997,038)   (71,206,848)   (66,307,311)   (55,710,030)
  Contract benefits ..................................................    (2,564,959)    (2,573,149)    (1,867,384)    (1,931,432)
  Contract charges ...................................................      (167,254)      (194,221)      (169,674)      (203,642)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................    (3,287,412)    (4,118,224)      (365,856)    (2,880,196)
  Other transfers from (to) the General Account ......................       525,402       (457,530)      (227,170)    (1,645,428)
  Net increase (decrease) in investment by Sponsor ...................             -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (89,546,446)   (75,110,842)   (66,651,920)   (58,426,004)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................   (61,413,326)     7,038,759    (63,085,617)    16,439,476

NET ASSETS:
 Beginning of year ...................................................   356,485,484    349,446,725    301,461,012    285,021,536
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $ 295,072,158  $ 356,485,484  $ 238,375,395  $ 301,461,012
                                                                       =============  =============  =============  =============

                                                                                 FIDELITY
                                                                                    VIP
                                                                              GROWTH & INCOME
                                                                              SERVICE CLASS 2
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $         228  $         699
  Net realized gain (loss) ...........................................         2,826         (2,134)
  Change in unrealized gain (loss) ...................................         1,268         32,609
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............         4,322         31,174
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -
  Withdrawals ........................................................       (58,253)       (18,363)
  Contract benefits ..................................................             -              -
  Contract charges ...................................................           (25)           (68)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................           155         (1,312)
  Other transfers from (to) the General Account ......................             -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (3,582)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       (58,123)       (23,325)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................       (53,801)         7,849

NET ASSETS:
 Beginning of year ...................................................       158,370        150,521
                                                                       -------------  -------------
 End of year ......................................................... $     104,569  $     158,370
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 FIDELITY
                                                                                    VIP
                                                                                  GROWTH                       FIDELITY
                                                                               OPPORTUNITIES                      VIP
                                                                           SERVICE CLASS 2 (b)                HIGH INCOME
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (61,495) $     (52,570) $   5,559,641  $   5,197,768
  Net realized gain (loss) ...........................................      (112,620)      (379,014)    (9,998,079)   (14,608,276)
  Change in unrealized gain (loss) ...................................       443,044      1,715,839      9,757,577     27,975,786
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       268,929      1,284,255      5,319,139     18,565,278
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        48,097         93,109        442,447        866,696
  Withdrawals ........................................................      (864,182)      (780,861)   (18,885,392)   (19,808,285)
  Contract benefits ..................................................       (22,624)       (10,572)      (588,258)      (858,231)
  Contract charges ...................................................        (2,706)        (3,063)       (37,387)       (46,919)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................      (109,460)       715,495       (615,478)       875,005
  Other transfers from (to) the General Account ......................       (95,627)       (55,619)    (1,654,617)       116,672
  Net increase (decrease) in investment by Sponsor ...................             -         (5,926)             -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (1,046,502)       (47,437)   (21,338,685)   (18,855,062)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................      (777,573)     1,236,818    (16,019,546)      (289,784)

NET ASSETS:
 Beginning of year ...................................................     6,093,012      4,856,194     83,287,953     83,577,737
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   5,315,439  $   6,093,012  $  67,268,407  $  83,287,953
                                                                       =============  =============  =============  =============

                                                                                 FIDELITY
                                                                                    VIP
                                                                                  MID CAP
                                                                                  SERVICE
                                                                                  CLASS 2
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (201,175) $    (111,475)
  Net realized gain (loss) ...........................................       650,817        132,904
  Change in unrealized gain (loss) ...................................     2,588,348      3,064,206
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     3,037,990      3,085,635
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        85,289        129,430
  Withdrawals ........................................................    (3,463,178)    (3,163,838)
  Contract benefits ..................................................       (42,889)       (50,695)
  Contract charges ...................................................        (3,983)        (2,551)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     5,054,672      3,538,059
  Other transfers from (to) the General Account ......................       562,490        605,979
  Net increase (decrease) in investment by Sponsor ...................             -        (11,854)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...     2,192,401      1,044,530
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................     5,230,391      4,130,165

NET ASSETS:
 Beginning of year ...................................................    11,921,511      7,791,346
                                                                       -------------  -------------
 End of year ......................................................... $  17,151,902  $  11,921,511
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                               FIDELITY
                                                                                                                  VIP
                                                                                 FIDELITY                        VALUE
                                                                                    VIP                       STRATEGIES
                                                                               OVERSEAS (b)               SERVICE CLASS 2 (b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (115,422) $    (303,220) $    (114,609) $     (61,289)
  Net realized gain (loss) ...........................................    (2,681,849)    (9,726,421)       546,147         91,763
  Change in unrealized gain (loss) ...................................     8,875,227     29,568,129        284,327      1,751,678
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............     6,077,956     19,538,488        715,865      1,782,152
                                                                       -------------  -------------  -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       508,782        862,748         47,404         80,225
  Withdrawals ........................................................   (13,612,811)   (11,591,556)    (1,526,276)      (497,847)
  Contract benefits ..................................................      (286,727)      (319,577)       (50,026)        (3,619)
  Contract charges ...................................................       (38,265)       (42,715)        (2,472)        (1,366)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................      (882,231)    (4,512,403)       378,510      4,195,064
  Other transfers from (to) the General Account ......................      (218,627)      (491,100)       (54,838)       495,400
  Net increase (decrease) in investment by Sponsor ...................             -         (4,665)             -         (6,891)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (14,529,879)   (16,099,268)    (1,207,698)     4,260,966
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................    (8,451,923)     3,439,220       (491,833)     6,043,118

NET ASSETS:
 Beginning of year ...................................................    62,557,897     59,118,677      8,055,038      2,011,920
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  54,105,974  $  62,557,897  $   7,563,205  $   8,055,038
                                                                       =============  =============  =============  =============

                                                                                  FT VIP
                                                                                 FRANKLIN
                                                                                  GROWTH
                                                                                AND INCOME
                                                                          SECURITIES CLASS 2 (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $      64,299  $      94,812
  Net realized gain (loss) ...........................................        72,585       (248,116)
  Change in unrealized gain (loss) ...................................       459,795      1,445,239
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............       596,679      1,291,935
                                                                       -------------  -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        55,216         73,024
  Withdrawals ........................................................    (1,279,086)      (854,263)
  Contract benefits ..................................................        (5,383)       (15,237)
  Contract charges ...................................................        (2,389)        (2,548)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,200,523        715,459
  Other transfers from (to) the General Account ......................       107,490        118,713
  Net increase (decrease) in investment by Sponsor ...................             -         (6,622)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...        76,371         28,526
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................       673,050      1,320,461

NET ASSETS:
 Beginning of year ...................................................     6,725,413      5,404,952
                                                                       -------------  -------------
 End of year ......................................................... $   7,398,463  $   6,725,413
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                   FT VIP
                                                                                  FRANKLIN
                                                                                   LARGE                         FT VIP
                                                                                 CAP GROWTH                     FRANKLIN
                                                                                 SECURITIES                    SMALL CAP
                                                                                CLASS 2 (b)                     CLASS 2
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (24,959) $     (12,792) $    (672,962) $    (628,446)
  Net realized gain (loss) ...........................................        77,068         17,647       (793,257)    (1,897,024)
  Change in unrealized gain (loss) ...................................       109,787        360,272      5,421,259     16,237,366
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       161,896        365,127      3,955,040     13,711,896
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        16,087         39,883        259,424        531,595
  Withdrawals ........................................................      (520,787)      (325,454)   (15,486,457)    (6,518,508)
  Contract benefits ..................................................        (9,640)       (17,006)      (209,022)      (118,616)
  Contract charges ...................................................          (515)          (340)       (17,944)       (18,748)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       837,019        798,351        620,212      9,109,855
  Other transfers from (to) the General Account ......................       221,778        254,010       (263,624)       747,929
  Net increase (decrease) in investment by Sponsor ...................             -         (5,944)             -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       543,942        743,500    (15,097,411)     3,733,507
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................       705,838      1,108,627    (11,142,371)    17,445,403

NET ASSETS:
 Beginning of year ...................................................     2,213,632      1,105,005     53,030,973     35,585,570
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   2,919,470  $   2,213,632  $  41,888,602  $  53,030,973
                                                                       =============  =============  =============  =============

                                                                                  FT VIP
                                                                                 FRANKLIN
                                                                                 SMALL CAP
                                                                             VALUE SECURITIES
                                                                                CLASS 2 (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $        (901) $      (1,299)
  Net realized gain (loss) ...........................................        29,468          2,349
  Change in unrealized gain (loss) ...................................       (15,120)        26,253
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............        13,447         27,303
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................         1,067              -
  Withdrawals ........................................................      (109,039)        (8,213)
  Contract benefits ..................................................           (13)           (12)
  Contract charges ...................................................            (6)           (11)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................        (2,972)         1,068
  Other transfers from (to) the General Account ......................         3,452         24,762
  Net increase (decrease) in investment by Sponsor ...................             -         (5,921)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (107,511)        11,673
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................       (94,064)        38,976

NET ASSETS:
 Beginning of year ...................................................       125,968         86,992
                                                                       -------------  -------------
 End of year ......................................................... $      31,904  $     125,968
                                                                       =============  =============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                   FT VIP                 FT VIP TEMPLETON
                                                                               MUTUAL SHARES                 DEVELOPING
                                                                                 SECURITIES                    MARKETS
                                                                                CLASS 2 (b)             SECURITIES CLASS 2 (b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (43,931) $     (21,525) $          (4) $          50
  Net realized gain (loss) ...........................................       263,809         46,260          2,340          1,090
  Change in unrealized gain (loss) ...................................       442,654      1,082,844         (2,090)         2,942
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       662,532      1,107,579            246          4,082
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        42,631        109,139              -              -
  Withdrawals ........................................................    (1,632,206)    (1,122,816)        (7,643)             -
  Contract benefits ..................................................       (41,993)       (14,656)             -              -
  Contract charges ...................................................        (1,903)        (1,720)             -             (4)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,367,530      2,074,353              -              -
  Other transfers from (to) the General Account ......................      (115,094)       370,802              -              -
  Net increase (decrease) in investment by Sponsor ...................             -        (10,333)             -         (4,973)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (381,035)     1,404,769         (7,643)        (4,977)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................       281,497      2,512,348         (7,397)          (895)

NET ASSETS:
 Beginning of year ...................................................     6,488,349      3,976,001          7,397          8,292
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   6,769,846  $   6,488,349  $           -  $       7,397
                                                                       =============  =============  =============  =============

                                                                                  FT VIP
                                                                            TEMPLETON FOREIGN
                                                                            SECURITIES CLASS 2
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (85,958) $      57,414
  Net realized gain (loss) ...........................................     1,832,928       (106,243)
  Change in unrealized gain (loss) ...................................     1,500,782      5,795,541
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     3,247,752      5,746,712
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        66,168        137,566
  Withdrawals ........................................................    (8,907,117)    (3,068,806)
  Contract benefits ..................................................       (63,337)       (72,099)
  Contract charges ...................................................        (6,191)        (5,447)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,167,044      6,256,908
  Other transfers from (to) the General Account ......................      (206,336)       827,865
  Net increase (decrease) in investment by Sponsor ...................             -         (5,799)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (7,949,769)     4,070,188
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................    (4,702,017)     9,816,900

NET ASSETS:
 Beginning of year ...................................................    25,571,196     15,754,296
                                                                       -------------  -------------
 End of year ......................................................... $  20,869,179  $  25,571,196
                                                                       =============  =============

(a)  Name changed. See Note 1.
(b)  Closed to new money in one or more products.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                               JANUS ASPEN
                                                                                 CAPITAL
                                                                              APPRECIATION                      JANUS
                                                                                 SERVICE                    ASPEN GROWTH
                                                                                  SHARES                  SERVICE SHARES (b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $        (380) $        (280) $    (411,707) $    (509,398)
  Net realized gain (loss) ...........................................         2,951           (285)    (2,891,649)    (9,454,818)
  Change in unrealized gain (loss) ...................................         3,867         10,854      3,814,476     18,737,695
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............         6,438         10,289        511,120      8,773,479
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -        204,145        522,924
  Withdrawals ........................................................       (27,144)        (1,653)    (5,849,468)    (6,539,179)
  Contract benefits ..................................................             -              -       (213,551)      (220,173)
  Contract charges ...................................................            (2)            (7)       (14,925)       (19,413)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................        (1,006)         1,081     (2,320,976)    (9,036,496)
  Other transfers from (to) the General Account ......................             -              -       (315,046)      (196,133)
  Net increase (decrease) in investment by Sponsor ...................             -         (2,920)             -              -
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       (28,152)        (3,499)    (8,509,821)   (15,488,470)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................       (21,714)         6,790     (7,998,701)    (6,714,991)

NET ASSETS:
 Beginning of year ...................................................        60,225         53,435     33,518,946     40,233,937
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $      38,511  $      60,225  $  25,520,245  $  33,518,946
                                                                       =============  =============  =============  =============

                                                                                  JANUS
                                                                                  ASPEN
                                                                                GROWTH AND
                                                                                  INCOME
                                                                             SERVICE SHARES (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (251,743) $    (263,547)
  Net realized gain (loss) ...........................................    (1,242,427)    (4,214,961)
  Change in unrealized gain (loss) ...................................     3,642,591      9,545,477
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     2,148,421      5,066,969
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       138,594        286,395
  Withdrawals ........................................................    (4,705,752)    (6,484,041)
  Contract benefits ..................................................      (131,614)      (284,636)
  Contract charges ...................................................       (10,792)       (13,649)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................      (324,603)    (2,418,369)
  Other transfers from (to) the General Account ......................      (249,794)       (61,854)
  Net increase (decrease) in investment by Sponsor ...................             -         (1,975)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (5,283,961)    (8,978,129)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................    (3,135,540)    (3,911,160)

NET ASSETS:
 Beginning of year ...................................................    26,142,376     30,053,536
                                                                       -------------  -------------
 End of year ......................................................... $  23,006,836  $  26,142,376
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                   JANUS                        JANUS
                                                                                   ASPEN                        ASPEN
                                                                               INTERNATIONAL                   MID CAP
                                                                                  GROWTH                        GROWTH
                                                                            SERVICE SHARES (b)             SERVICE SHARES(b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $           8  $         142  $         (38) $         (88)
  Net realized gain (loss) ...........................................         1,332         (2,184)         1,139         (2,185)
  Change in unrealized gain (loss) ...................................           795         13,619           (856)         5,956
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............         2,135         11,577            245          3,683
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -              -              -
  Withdrawals ........................................................       (10,470)       (31,741)        (8,501)       (11,660)
  Contract benefits ..................................................             -              -              -              -
  Contract charges ...................................................           (14)           (25)             -            (10)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................        (3,291)           170            (94)          (971)
  Other transfers from (to) the General Account ......................             -              -              -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (2,866)             -         (2,177)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       (13,775)       (34,462)        (8,595)       (14,818)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................       (11,640)       (22,885)        (8,350)       (11,135)

NET ASSETS:
 Beginning of year ...................................................        21,046         43,931          8,350         19,485
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $       9,406  $      21,046  $           -  $       8,350
                                                                       =============  =============  =============  =============

                                                                                   MFS
                                                                             MID CAP GROWTH
                                                                            SERVICE CLASS (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (91,365) $     (60,502)
  Net realized gain (loss) ...........................................       349,228         42,051
  Change in unrealized gain (loss) ...................................       373,810      1,200,918
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............       631,673      1,182,467
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        31,679         43,130
  Withdrawals ........................................................    (1,145,992)      (554,306)
  Contract benefits ..................................................        (4,491)        (3,129)
  Contract charges ...................................................        (1,568)        (1,185)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       (53,533)     2,939,175
  Other transfers from (to) the General Account ......................       (29,017)       327,901
  Net increase (decrease) in investment by Sponsor ...................             -         (5,617)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (1,202,922)     2,745,969
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................      (571,249)     3,928,436

NET ASSETS:
 Beginning of year ...................................................     6,344,024      2,415,588
                                                                       -------------  -------------
 End of year ......................................................... $   5,772,775  $   6,344,024
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                    MFS                          MFS
                                                                                    NEW                         TOTAL
                                                                                 DISCOVERY                      RETURN
                                                                             SERVICE CLASS (b)               SERVICE CLASS
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (42,065) $     (49,972) $      19,141  $       7,646
  Net realized gain (loss) ...........................................       166,887        139,699        415,576         82,375
  Change in unrealized gain (loss) ...................................       (38,483)       870,206        871,518      1,616,294
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............        86,339        959,933      1,306,235      1,706,315
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        20,164         37,192         60,229        145,625
  Withdrawals ........................................................      (721,433)    (1,975,325)    (3,327,967)    (2,200,020)
  Contract benefits ..................................................        (4,680)       (24,998)      (142,844)       (19,690)
  Contract charges ...................................................          (586)          (565)        (4,016)        (3,359)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       332,651        720,113      2,528,305      4,856,040
  Other transfers from (to) the General Account ......................       (70,619)       209,192        162,572      1,239,467
  Net increase (decrease) in investment by Sponsor ...................             -         (5,829)             -         (6,018)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (444,503)    (1,040,220)      (723,721)     4,012,045
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................      (358,164)       (80,287)       582,514      5,718,360

NET ASSETS:
 Beginning of year ...................................................     3,126,080      3,206,367     14,823,691      9,105,331
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   2,767,916  $   3,126,080  $  15,406,205  $  14,823,691
                                                                       =============  =============  =============  =============

                                                                               MFS UTILITIES
                                                                             SERVICE CLASS (b)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $      (2,744) $      (3,834)
  Net realized gain (loss) ...........................................       127,467         17,141
  Change in unrealized gain (loss) ...................................       378,362        207,667
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............       503,085        220,974
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        26,084         14,215
  Withdrawals ........................................................      (498,550)      (147,183)
  Contract benefits ..................................................             -              -
  Contract charges ...................................................          (507)          (245)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,094,364      1,261,053
  Other transfers from (to) the General Account ......................       162,379        110,241
  Net increase (decrease) in investment by Sponsor ...................             -         (8,422)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       783,770      1,229,659
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................     1,286,855      1,450,633

NET ASSETS:
 Beginning of year ...................................................     1,552,125        101,492
                                                                       -------------  -------------
 End of year ......................................................... $   2,838,980  $   1,552,125
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                               OPPENHEIMER                    OPPENHEIMER
                                                                                 BALANCED                CAPITAL APPRECIATION
                                                                            SERVICE SHARES (a)            SERVICE SHARES (b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (18,233) $       3,404  $    (117,933) $     (79,180)
  Net realized gain (loss) ...........................................       136,275         14,457        292,485         22,835
  Change in unrealized gain (loss) ...................................       175,112        450,090        273,352      1,834,708
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       293,154        467,951        447,904      1,778,363
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        17,368         17,435         55,607         86,417
  Withdrawals ........................................................      (865,904)      (360,098)    (2,000,883)      (918,352)
  Contract benefits ..................................................           (85)           (73)        (4,141)        (6,183)
  Contract charges ...................................................          (635)          (428)        (2,621)        (1,986)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       574,460      1,097,173      1,682,547      3,317,420
  Other transfers from (to) the General Account ......................       250,979      1,131,914        121,189        324,358
  Net increase (decrease) in investment by Sponsor ...................             -         (6,436)             -         (5,874)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       (23,817)     1,879,487       (148,302)     2,795,800
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................       269,337      2,347,438        299,602      4,574,163

NET ASSETS:
 Beginning of year ...................................................     3,658,188      1,310,750      9,571,798      4,997,635
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $   3,927,525  $   3,658,188  $   9,871,400  $   9,571,798
                                                                       =============  =============  =============  =============

                                                                                OPPENHEIMER
                                                                             GLOBAL SECURITIES
                                                                               SERVICE SHARES
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     (37,141) $     (58,963)
  Net realized gain (loss) ...........................................       370,121         32,025
  Change in unrealized gain (loss) ...................................     1,326,091      2,539,669
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     1,659,071      2,512,731
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        67,720        121,470
  Withdrawals ........................................................    (2,193,901)    (2,545,849)
  Contract benefits ..................................................       (66,634)       (13,768)
  Contract charges ...................................................        (2,357)        (1,603)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     3,051,937      2,207,835
  Other transfers from (to) the General Account ......................       132,846        472,847
  Net increase (decrease) in investment by Sponsor ...................             -         (6,212)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       989,611        234,720
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................     2,648,682      2,747,451

NET ASSETS:
 Beginning of year ...................................................     8,851,426      6,103,975
                                                                       -------------  -------------
 End of year ......................................................... $  11,500,108  $   8,851,426
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                             OPPENHEIMER HIGH                OPPENHEIMER
                                                                                  INCOME                     MAIN STREET
                                                                              SERVICE SHARES              SERVICE SHARES (b)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $     753,173  $     567,181  $     (25,847) $     (19,897)
  Net realized gain (loss) ...........................................       398,663         63,414        153,184         45,296
  Change in unrealized gain (loss) ...................................      (196,810)     1,765,430        133,161        732,962
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............       955,026      2,396,025        260,498        758,361
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        38,824         95,008         34,183         71,257
  Withdrawals ........................................................    (3,932,216)    (1,811,678)    (1,011,640)    (1,778,634)
  Contract benefits ..................................................      (124,475)       (54,420)        (2,240)       (24,277)
  Contract charges ...................................................        (4,132)        (3,596)        (1,260)          (916)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,174,552      5,208,381        736,155      1,457,459
  Other transfers from (to) the General Account ......................      (195,839)       927,483         29,635        193,811
  Net increase (decrease) in investment by Sponsor ...................             -         (6,712)             -         (5,813)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (3,043,286)     4,354,466       (215,167)       (87,113)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................    (2,088,260)     6,750,491         45,331        671,248

NET ASSETS:
 Beginning of year ...................................................    15,620,392      8,869,901      3,570,658      2,899,410
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  13,532,132  $  15,620,392  $   3,615,989  $   3,570,658
                                                                       =============  =============  =============  =============

                                                                             PIONEER EMERGING
                                                                                 MARKETS
                                                                               VCT CLASS II
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (140,841) $    (153,461)
  Net realized gain (loss) ...........................................     2,250,184         59,173
  Change in unrealized gain (loss) ...................................       679,039      7,558,533
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     2,788,382      7,464,245
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................        96,082        112,255
  Withdrawals ........................................................    (7,962,623)    (2,311,147)
  Contract benefits ..................................................       (51,716)       (52,309)
  Contract charges ...................................................        (6,210)        (4,782)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................     1,669,775      9,541,471
  Other transfers from (to) the General Account ......................        42,532        773,117
  Net increase (decrease) in investment by Sponsor ...................             -         (5,889)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (6,212,160)     8,052,716
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................    (3,423,778)    15,516,961

NET ASSETS:
 Beginning of year ...................................................    22,590,232      7,073,271
                                                                       -------------  -------------
 End of year ......................................................... $  19,166,454  $  22,590,232
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                               PIONEER
                                                                                  PIONEER                 REAL ESTATE SHARES
                                                                           FUND VCT CLASS II (b)             VCT CLASS II
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $           8  $          99  $     322,171  $     368,029
  Net realized gain (loss) ...........................................         2,136         (4,207)       702,490         48,632
  Change in unrealized gain (loss) ...................................        (1,348)        14,172      3,398,756      2,794,491
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............           796         10,064      4,423,417      3,211,152
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -        172,076        249,633
  Withdrawals ........................................................       (45,159)        (7,179)    (3,332,420)    (3,160,675)
  Contract benefits ..................................................             -              -        (75,852)       (61,936)
  Contract charges ...................................................           (26)           (57)        (5,728)        (5,592)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................           157        (10,469)     3,737,163        247,165
  Other transfers from (to) the General Account ......................             -              -        109,881        345,320
  Net increase (decrease) in investment by Sponsor ...................             -         (3,344)             -         (2,683)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       (45,028)       (21,049)       605,120     (2,388,768)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................       (44,232)       (10,985)     5,028,537        822,384

NET ASSETS:
 Beginning of year ...................................................        52,798         63,783     13,232,478     12,410,094
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $       8,566  $      52,798  $  18,261,015  $  13,232,478
                                                                       =============  =============  =============  =============

                                                                                 SCUDDER
                                                                               GOVERNMENT
                                                                                & AGENCY
                                                                               SECURITIES
                                                                           SERIES II CLASS A (a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $      11,134  $      18,254
  Net realized gain (loss) ...........................................        (2,036)        11,569
  Change in unrealized gain (loss) ...................................        (1,502)       (19,790)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............         7,596         10,033
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -
  Withdrawals ........................................................      (476,027)      (299,817)
  Contract benefits ..................................................             -              -
  Contract charges ...................................................          (207)          (742)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................         9,550         78,669
  Other transfers from (to) the General Account ......................             -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (2,292)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (466,684)      (224,182)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................      (459,088)      (214,149)

NET ASSETS:
 Beginning of year ...................................................       567,036        781,185
                                                                       -------------  -------------
 End of year ......................................................... $     107,948  $     567,036
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 SCUDDER
                                                                               TECHNOLOGY
                                                                                 GROWTH                        SCUDDER
                                                                                SERIES II                      VIT EAFE
                                                                                 CLASS A                     EQUITY INDEX
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (195,826) $    (208,297) $       2,278  $       5,161
  Net realized gain (loss) ...........................................    (2,947,136)    (6,209,685)         6,491         (5,933)
  Change in unrealized gain (loss) ...................................     3,136,559     11,593,482          1,038         38,968
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............        (6,403)     5,175,500          9,807         38,196
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       100,135        234,620              -              -
  Withdrawals ........................................................    (3,158,512)    (3,518,957)      (106,782)       (21,029)
  Contract benefits ..................................................       (45,030)       (35,835)             -              -
  Contract charges ...................................................        (7,234)        (9,235)           (13)           (32)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................       179,496       (456,235)        (1,654)        (2,394)
  Other transfers from (to) the General Account ......................      (117,938)       426,801              -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (6,068)             -         (2,988)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...    (3,049,083)    (3,364,909)      (108,449)       (26,443)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................    (3,055,486)     1,810,591        (98,642)        11,753

NET ASSETS:
 Beginning of year ...................................................    16,243,941     14,433,350        153,921        142,168
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $  13,188,455  $  16,243,941  $      55,279  $     153,921
                                                                       =============  =============  =============  =============

                                                                                 SCUDDER
                                                                                VIT EQUITY
                                                                                500 INDEX
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $         921  $       1,073
  Net realized gain (loss) ...........................................         5,363            436
  Change in unrealized gain (loss) ...................................         5,477         48,767
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............        11,761         50,276
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -
  Withdrawals ........................................................       (89,244)       (25,746)
  Contract benefits ..................................................             -              -
  Contract charges ...................................................             -             (4)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................          (718)        (1,421)
  Other transfers from (to) the General Account ......................             -              -
  Net increase (decrease) in investment by Sponsor ...................             -         (1,611)
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...       (89,962)       (28,782)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................       (78,201)        21,494

NET ASSETS:
 Beginning of year ...................................................       211,090        189,596
                                                                       -------------  -------------
 End of year ......................................................... $     132,889  $     211,090
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 SCUDDER                      SVS DREMAN
                                                                                VIT SMALL                  FINANCIAL SERVICES
                                                                                CAP INDEX                SERIES II CLASS A (b)
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                            2004           2003           2004           2003
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $        (291) $         708  $      17,977  $       1,505
  Net realized gain (loss) ...........................................        24,594           (648)       466,593        (74,048)
  Change in unrealized gain (loss) ...................................        (8,654)        83,121        399,148      2,276,769
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ..............        15,649         83,181        883,718      2,204,226
                                                                       -------------  -------------  -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................             -              -         43,285         75,038
  Withdrawals ........................................................      (142,078)       (82,929)    (2,296,590)    (1,719,071)
  Contract benefits ..................................................             -              -        (46,142)       (47,398)
  Contract charges ...................................................           (33)          (168)        (3,116)        (4,111)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................            (8)        (3,471)      (294,357)        96,897
  Other transfers from (to) the General Account ......................             -              -        (22,658)       (10,066)
  Net increase (decrease) in investment by Sponsor ...................             -         (4,456)             -         (6,746)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...      (142,119)       (91,024)    (2,619,578)    (1,615,457)
                                                                       -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets ..............................      (126,470)        (7,843)    (1,735,860)       588,769

NET ASSETS:
 Beginning of year ...................................................       212,178        220,021     10,338,306      9,749,537
                                                                       -------------  -------------  -------------  -------------
 End of year ......................................................... $      85,708  $     212,178  $   8,602,446  $  10,338,306
                                                                       =============  =============  =============  =============

                                                                                 T. ROWE
                                                                                  PRICE
                                                                            INTERNATIONAL STOCK
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                            2004           2003
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) ....................................... $    (241,687) $    (235,893)
  Net realized gain (loss) ...........................................    (1,529,128)   (12,044,467)
  Change in unrealized gain (loss) ...................................     7,324,529     26,445,313
                                                                       -------------  -------------
  Net increase (decrease) in net assets from operations ..............     5,553,714     14,164,953
                                                                       -------------  -------------
 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ..............................................       331,112        716,636
  Withdrawals ........................................................   (11,331,958)   (11,877,994)
  Contract benefits ..................................................      (323,775)      (506,852)
  Contract charges ...................................................       (28,759)       (35,377)
  Transfers between sub-accounts (including Separate
   Account GPA), net .................................................    (4,127,881)   (18,356,400)
  Other transfers from (to) the General Account ......................      (673,887)      (119,310)
  Net increase (decrease) in investment by Sponsor ...................             -              -
                                                                       -------------  -------------
  Net increase (decrease) in net assets from contract transactions ...   (16,155,148)   (30,179,297)
                                                                       -------------  -------------
  Net increase (decrease) in net assets ..............................   (10,601,434)   (16,014,344)

NET ASSETS:
 Beginning of year ...................................................    59,572,384     75,586,728
                                                                       -------------  -------------
 End of year ......................................................... $  48,970,950  $  59,572,384
                                                                       =============  =============

(a) Name changed. See Note 1.
(b) Closed to new money in one or more products. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          Separate Account VA-K (the "Separate Account"), which funds the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Deleware Medallion III variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-eight Sub-Accounts are currently offered by the Separate Account. Two Sub-Accounts had no Contract Owner activity during the year, and six had no balances as of December 31, 2004. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II Shares) ("AIM V.I.Series II") AllianceBernstein Variable Products Series Fund, Inc. (Class B)
("AllianceBernstein Class B")
Delaware VIP Trust (Service Class)
Delaware VIP Trust
Eaton Vance Variable Trust ("Eaton Vance VT")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2) ("Fidelity VIP Service Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2)
("FT VIP")
Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II")
Scudder Investment VIT Funds ("Scudder VIT")
Scudder Variable Series II (Class A) ("Scudder Series II Class A" or "SVS Series II Class A")
T. Rowe Price International Series, Inc.

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

          On October 15, 2004 the following fund group was renamed:

OLD NAME                                              NEW NAME
--------                                              --------
INVESCO Variable Investment Funds, Inc.               AIM Variable Insurance Funds (Series I Shares)

          On May 3, 2004 the following Underlying Funds were renamed:

OLD NAME                                              NEW NAME
--------                                              --------
Oppenheimer Multiple Strategies Service Shares        Oppenheimer Balanced Service Shares
Scudder Government Securities Series II Class A       Scudder Government & Agency Securities Series II Class A

          On October 15, 2004 the following Underlying Funds were renamed:

OLD NAME                                              NEW NAME
--------                                              --------
INVESCO VIF-Core Equity                               AIM V.I. Core Stock Series I
INVESCO VIF-Dynamics                                  AIM V.I. Dynamics Series I
INVESCO VIF-Health Sciences                           AIM V.I. Health Sciences Series I

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (CONTINUED)

          From time to time AFLIAC reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines it is necessary to discontinue certain Sub-Accounts. As such, effective December 13, 2004 (the "Close Date"), no new payment allocations or transfers may be made to the Sub-Accounts of Directed Advisory Solutions, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation that invest in certain Underlying Funds, as shown below:

DIRECTED ADVISORY SOLUTIONS

AIM V.I. Blue Chip Series I
AIM V.I. Dynamics Series I
Delaware VIP Select Growth Service Class
FT VIP Templeton Developing Markets Securities Class 2
Janus Aspen International Growth Service Shares

ALLMERICA PREMIER CHOICE

AllianceBernstein Technology Class B
FT VIP Franklin Small Cap Value Securities Class 2

ALLMERICA VALUE GENERATION

AIM V.I. Blue Chip Series I
AIM V.I. Dynamics Series I
Delaware VIP Select Growth Service Class
FT VIP Mutual Shares Securities Class 2
FT VIP Templeton Developing Markets Securities Class 2
Janus Aspen International Growth Service Shares
Janus Aspen Mid Cap Growth Service Shares
Pioneer Fund VCT Class II

ALLMERICA IMMEDIATE ADVANTAGE

AIM V.I. Blue Chip Series I
AIM V.I. Capital Development Series II
AIM V.I. Health Sciences Series I
AllianceBernstein Technology Class B
AllianceBernstein Value Class B
Delaware VIP Growth Opportunities Service Class
Delaware VIP International Value Equity
Eaton Vance VT Floating-Rate Income
Fidelity VIP Growth Opportunities Service Class 2
Fidelity VIP Overseas
Fidelity VIP Value Strategies Service Class 2
FT VIP Franklin Growth and Income Securities Class 2
FT VIP Franklin Large Cap Growth Securities Class 2
FT VIP Franklin Small Cap Value Securities Class 2
FT VIP Mutual Shares Securities Class 2
Janus Aspen Growth and Income Service Shares
Janus Aspen Growth Service Shares
MFS Mid Cap Growth Service Class
MFS New Discovery Service Class
MFS Utilities Service Class
Oppenheimer Capital Appreciation Service Shares
Oppenheimer Main Street Service Shares
SVS Dreman Financial Services Series II Class A

          Accounts with Accumulated Value allocated to a Closed Sub-Account as of the Close Date, will remain invested in the Closed Sub-Account until they are transferred to other investment options.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          RECEIVABLE FROM AND PAYABLE TO ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (SPONSOR) - These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

          STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

          NEW ACCOUNTING PRONOUNCEMENT - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

          A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

          Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

          The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                                                                                      ALLMERICA
                                               ALLMERICA       DIRECTED    ALLMERICA   ALLMERICA   PREMIER CHOICE
                                              ADVANTAGE &      ADVISORY    IMMEDIATE    PREMIER    WITH OPTIONAL    ALLMERICA VALUE
                                           EXECANNUITY PLUS   SOLUTIONS    ADVANTAGE    CHOICE          RIDER          GENERATION
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)        1.25%           0.50%        1.25%       1.30%          1.30%             0.65%
Administrative Expense (Annual Rate)            0.20%           0.15%        0.20%       0.20%          0.20%             0.15%
Optional Rider Fees (Annual Rate)                                                                       0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)            0.15%-0.25%     0.15%-0.25%     N/A         N/A            N/A               0.25%
Annual Contract Fee (Maximum)                    $30             $35           $0         $35            $35               $35

          A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

             Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

               The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

          During the year ended December 31, 2004, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.00% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each AIT Fund pays a fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

          VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from Contractowners and Sponsor were as follows:

                                                                          ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Core Equity Service Shares
  Issuance of Units ........................................      2,771,591   $     7,304,663      13,084,068   $    26,521,623
  Redemption of Units ......................................    (25,738,236)      (63,655,162)    (36,589,020)      (74,360,495)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (22,966,645)  $   (56,350,499)    (23,504,952)  $   (47,838,872)
                                                              =============   ===============   =============   ===============

AIT Equity Index Service Shares
  Issuance of Units ........................................      4,705,135   $    14,556,569      54,630,042   $   129,095,179
  Redemption of Units ......................................    (30,766,069)      (91,358,857)    (38,796,897)      (95,215,559)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (26,060,934)  $   (76,802,288)     15,833,145   $    33,879,620
                                                              =============   ===============   =============   ===============

AIT Government Bond Service Shares
  Issuance of Units ........................................      6,746,160   $    12,028,896      34,887,783   $    62,223,651
  Redemption of Units ......................................    (29,422,523)      (52,933,991)    (65,524,384)     (117,361,373)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (22,676,363)  $   (40,905,095)    (30,636,601)  $   (55,137,722)
                                                              =============   ===============   =============   ===============

AIT Money Market Service Shares
  Issuance of Units ........................................     77,674,664   $   108,686,572     279,085,567   $   393,542,623
  Redemption of Units ......................................   (115,137,673)     (161,101,568)   (364,844,730)     (514,400,369)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (37,463,009)  $   (52,414,996)    (85,759,163)  $  (120,857,746)
                                                              =============   ===============   =============   ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units ........................................      8,140,314   $    21,392,117       6,557,561   $    13,524,877
  Redemption of Units ......................................    (15,416,563)      (40,677,765)    (22,407,959)      (45,008,171)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (7,276,249)  $   (19,285,648)    (15,850,398)  $   (31,483,294)
                                                              =============   ===============   =============   ===============

AIT Select Growth Service Shares
  Issuance of Units ........................................      4,151,147   $     7,520,455      86,763,355   $   129,598,621
  Redemption of Units ......................................    (39,562,983)      (71,901,567)    (48,520,449)      (75,454,974)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (35,411,836)  $   (64,381,112)     38,242,906   $    54,143,647
                                                              =============   ===============   =============   ===============

AIT Select International Equity Service Shares
  Issuance of Units ........................................     12,029,292   $    17,472,842      55,532,478   $    62,131,975
  Redemption of Units ......................................    (45,348,950)      (66,508,382)    (70,218,319)      (79,596,718)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (33,319,658)  $   (49,035,540)    (14,685,841)  $   (17,464,743)
                                                              =============   ===============   =============   ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units ........................................     11,015,370   $    22,487,894      51,125,612   $    99,921,886
  Redemption of Units ......................................    (37,344,840)      (75,314,070)    (57,832,708)     (113,129,207)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (26,329,470)  $   (52,826,176)     (6,707,096)  $   (13,207,321)
                                                              =============   ===============   =============   ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units ........................................      5,679,197   $    17,785,466      20,771,806   $    47,685,598
  Redemption of Units ......................................    (24,621,161)      (77,635,904)    (31,869,474)      (73,960,513)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (18,941,964)  $   (59,850,438)    (11,097,668)  $   (26,274,915)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units ........................................      2,335,276   $     1,422,446       6,931,774   $     3,579,629
  Redemption of Units ......................................    (14,161,178)       (9,020,408)    (26,588,859)      (13,973,543)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (11,825,902)  $    (7,597,962)    (19,657,085)  $   (10,393,914)
                                                              =============   ===============   =============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ........................................     14,258,119   $    14,235,399      70,602,922   $    55,252,553
  Redemption of Units ......................................    (38,630,714)      (38,830,192)    (44,759,985)      (34,418,084)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (24,372,595)  $   (24,594,793)     25,842,937   $    20,834,469
                                                              =============   ===============   =============   ===============

AIM V.I. Blue Chip Series I
  Issuance of Units ........................................      1,177,897   $       896,154       1,941,854   $     1,296,958
  Redemption of Units ......................................     (1,476,580)       (1,113,390)     (2,456,638)       (1,645,261)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (298,683)  $      (217,236)       (514,784)  $      (348,303)
                                                              =============   ===============   =============   ===============

AIM V.I. Capital Development Series II
  Issuance of Units ........................................        390,701   $       391,499       1,044,427   $       827,633
  Redemption of Units ......................................       (927,143)         (932,725)     (2,991,281)       (2,455,344)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (536,442)  $      (541,226)     (1,946,854)  $    (1,627,711)
                                                              =============   ===============   =============   ===============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units ........................................      1,258,301   $     1,106,150       2,924,112   $     2,230,267
  Redemption of Units ......................................     (5,244,705)       (4,750,374)     (7,520,062)       (5,677,103)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (3,986,404)  $    (3,644,224)     (4,595,950)  $    (3,446,836)
                                                              =============   ===============   =============   ===============

AIM V.I. Premier Equity Series I
  Issuance of Units ........................................      1,650,433   $       978,072       6,000,813   $     3,226,993
  Redemption of Units ......................................    (10,584,620)       (6,701,619)    (18,273,468)      (10,022,672)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (8,934,187)  $    (5,723,547)    (12,272,655)  $    (6,795,679)
                                                              =============   ===============   =============   ===============

AllianceBernstein Growth and Income Class B
  Issuance of Units ........................................      6,353,576   $     6,639,669      18,044,976   $    15,581,648
  Redemption of Units ......................................    (26,529,947)      (27,989,337)    (44,173,804)      (37,665,431)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (20,176,371)  $   (21,349,668)    (26,128,828)  $   (22,083,783)
                                                              =============   ===============   =============   ===============

AllianceBernstein Premier Growth Class B
  Issuance of Units ........................................     20,075,125   $    10,785,393      91,584,819   $    43,239,262
  Redemption of Units ......................................    (59,600,559)      (32,152,959)    (74,880,075)      (34,837,585)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (39,525,434)  $   (21,367,566)     16,704,744   $     8,401,677
                                                              =============   ===============   =============   ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units ........................................      3,200,243   $     3,773,908       4,712,259   $     4,310,079
  Redemption of Units ......................................     (3,130,616)       (3,655,243)     (5,680,675)       (5,137,191)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         69,627   $       118,665        (968,416)  $      (827,112)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AllianceBernstein Value Class B
  Issuance of Units ........................................      1,131,451   $     1,238,410       3,214,321   $     2,832,071
  Redemption of Units ......................................     (1,540,531)       (1,680,441)     (4,132,759)       (3,714,002)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (409,080)  $      (442,031)       (918,438)  $      (881,931)
                                                              =============   ===============   =============   ===============

Delaware VIP Growth Opportunities Service Class
  Issuance of Units ........................................      1,172,637   $       817,103       3,557,817   $     2,175,147
  Redemption of Units ......................................     (4,862,525)       (3,543,059)     (8,549,730)       (5,028,394)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (3,689,888)  $    (2,725,956)     (4,991,913)  $    (2,853,247)
                                                              =============   ===============   =============   ===============

Delaware VIP International Value Equity
  Issuance of Units ........................................      2,695,575   $     5,934,044       5,619,385   $     8,895,264
  Redemption of Units ......................................     (9,010,681)      (19,687,853)    (13,132,273)      (20,988,673)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (6,315,106)  $   (13,753,809)     (7,512,888)  $   (12,093,409)
                                                              =============   ===============   =============   ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ........................................      5,168,296   $     5,219,826       2,937,394   $     2,940,307
  Redemption of Units ......................................     (3,771,430)       (3,808,277)     (2,797,725)       (2,798,594)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................      1,396,866   $     1,411,549         139,669   $       141,713
                                                              =============   ===============   =============   ===============

Fidelity VIP Asset Manager
  Issuance of Units ........................................      2,833,594   $     4,933,736       4,369,829   $     6,829,161
  Redemption of Units ......................................     (8,766,978)      (15,428,346)    (13,359,152)      (20,853,169)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (5,933,384)  $   (10,494,610)     (8,989,323)  $   (14,024,008)
                                                              =============   ===============   =============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ........................................     10,843,714   $    11,873,011      13,173,058   $    11,908,625
  Redemption of Units ......................................     (8,276,471)       (9,023,007)    (10,826,976)       (9,715,716)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................      2,567,243   $     2,850,004       2,346,082   $     2,192,909
                                                              =============   ===============   =============   ===============

Fidelity VIP Equity-Income
  Issuance of Units ........................................      5,701,861   $    19,660,668      16,882,295   $    46,641,199
  Redemption of Units ......................................    (31,065,081)     (108,045,468)    (43,656,746)     (121,222,986)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (25,363,220)  $   (88,384,800)    (26,774,451)  $   (74,581,787)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth
  Issuance of Units ........................................      6,873,517   $    21,295,465      14,251,319   $    36,631,448
  Redemption of Units ......................................    (28,319,322)      (87,351,510)    (37,159,344)      (94,851,150)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (21,445,805)  $   (66,056,045)    (22,908,025)  $   (58,219,702)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Fidelity VIP Growth Opportunities Service Class 2
  Issuance of Units ........................................      1,510,509   $     1,075,654       2,572,750   $     1,608,880
  Redemption of Units ......................................     (2,974,778)       (2,143,967)     (2,708,412)       (1,654,550)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (1,464,269)  $    (1,068,313)       (135,662)  $       (45,670)
                                                              =============   ===============   =============   ===============

Fidelity VIP High Income
  Issuance of Units ........................................      3,304,033   $     6,430,870      10,287,669   $    17,539,528
  Redemption of Units ......................................    (14,061,851)      (27,647,863)    (21,376,356)      (36,367,572)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (10,757,818)  $   (21,216,993)    (11,088,687)  $   (18,828,044)
                                                              =============   ===============   =============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ........................................      5,907,655   $     7,193,217       5,897,422   $     5,499,715
  Redemption of Units ......................................     (4,166,763)       (5,012,492)     (4,672,849)       (4,369,046)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................      1,740,892   $     2,180,725       1,224,573   $     1,130,669
                                                              =============   ===============   =============   ===============

Fidelity VIP Overseas
  Issuance of Units ........................................      1,995,600   $     3,587,661       3,388,841   $     4,384,829
  Redemption of Units ......................................    (10,096,353)      (18,072,986)    (15,316,851)      (20,437,523)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (8,100,753)  $   (14,485,325)    (11,928,010)  $   (16,052,694)
                                                              =============   ===============   =============   ===============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ........................................      2,562,905   $     3,048,230       5,733,789   $     5,644,268
  Redemption of Units ......................................     (3,690,631)       (4,262,360)     (1,559,887)       (1,465,450)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (1,127,726)  $    (1,214,130)      4,173,902   $     4,178,818
                                                              =============   ===============   =============   ===============

FT VIP Franklin Growth and Income Securities Class 2
  Issuance of Units ........................................      1,939,376   $     2,102,444       2,452,688   $     2,161,576
  Redemption of Units ......................................     (1,875,749)       (2,023,063)     (2,450,338)       (2,162,288)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         63,627   $        79,381           2,350   $          (712)
                                                              =============   ===============   =============   ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ........................................      1,330,374   $     1,372,096       1,535,157   $     1,381,265
  Redemption of Units ......................................       (823,516)         (840,130)       (668,532)         (592,771)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        506,858   $       531,966         866,625   $       788,494
                                                              =============   ===============   =============   ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units ........................................     13,404,405   $     9,182,271      47,198,967   $    24,738,443
  Redemption of Units ......................................    (34,672,108)      (23,786,221)    (40,336,241)      (21,201,210)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (21,267,703)  $   (14,603,950)      6,862,726   $     3,537,233
                                                              =============   ===============   =============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ........................................      1,943,175   $     2,056,574       4,027,961   $     3,612,950
  Redemption of Units ......................................     (2,088,896)       (2,192,919)     (2,491,249)       (2,200,831)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (145,721)  $      (136,345)      1,536,712   $     1,412,119
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ........................................      4,771,400   $     4,965,091      24,091,911   $    18,654,754
  Redemption of Units ......................................    (12,057,601)      (12,645,997)    (18,999,921)      (14,450,019)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (7,286,201)  $    (7,680,906)      5,091,990   $     4,204,735
                                                              =============   ===============   =============   ===============

Janus Aspen Growth Service Shares
  Issuance of Units ........................................      2,765,979   $     1,508,014       7,838,022   $     3,653,552
  Redemption of Units ......................................    (17,064,021)       (9,822,299)    (38,810,791)      (18,895,653)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (14,298,042)  $    (8,314,285)    (30,972,769)  $   (15,242,101)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ........................................      2,894,529   $     2,049,826       6,598,128   $     3,987,204
  Redemption of Units ......................................    (10,081,204)       (7,265,067)    (21,031,401)      (12,919,731)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (7,186,675)  $    (5,215,241)    (14,433,273)  $    (8,932,527)
                                                              =============   ===============   =============   ===============

MFS Mid Cap Growth Service Class
  Issuance of Units ........................................      1,418,047   $     1,390,371       4,478,409   $     3,800,578
  Redemption of Units ......................................     (2,687,228)       (2,583,072)     (1,228,949)       (1,043,430)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (1,269,181)  $    (1,192,701)      3,249,460   $     2,757,148
                                                              =============   ===============   =============   ===============

MFS New Discovery Service Class

  Issuance of Units ........................................      1,073,263   $     1,027,944       1,898,267   $     1,529,072
  Redemption of Units ......................................     (1,553,483)       (1,461,649)     (2,946,370)       (2,520,470)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (480,220)  $      (433,705)     (1,048,103)  $      (991,398)
                                                              =============   ===============   =============   ===============

MFS Total Return Service Class
  Issuance of Units ........................................      4,446,408   $     4,749,044       9,327,405   $     8,750,978
  Redemption of Units ......................................     (5,076,182)       (5,387,559)     (5,117,635)       (4,739,871)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (629,774)  $      (638,515)      4,209,770   $     4,011,107
                                                              =============   ===============   =============   ===============

MFS Utilities Service Class
  Issuance of Units ........................................      1,625,406   $     1,995,370       1,658,416   $     1,624,475
  Redemption of Units ......................................     (1,025,274)       (1,206,924)       (384,853)         (388,218)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        600,132   $       788,446       1,273,563   $     1,236,257
                                                              =============   ===============   =============   ===============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units ........................................      1,213,087   $     1,334,860       2,591,163   $     2,574,811
  Redemption of Units ......................................     (1,209,227)       (1,325,880)       (759,867)         (721,929)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          3,860   $         8,980       1,831,296   $     1,852,882
                                                              =============   ===============   =============   ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ........................................      2,711,844   $     2,738,787       5,100,191   $     4,490,295
  Redemption of Units ......................................     (2,825,630)       (2,829,761)     (2,095,936)       (1,781,337)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (113,786)  $       (90,974)      3,004,255   $     2,708,958
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Oppenheimer Global Securities Service Shares
  Issuance of Units ........................................      3,890,652   $     4,349,845       4,691,011   $     3,967,476
  Redemption of Units ......................................     (3,019,103)       (3,380,888)     (4,409,751)       (3,696,681)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        871,549   $       968,957         281,260   $       270,795
                                                              =============   ===============   =============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ........................................      3,153,129   $     3,623,899      10,521,285   $    10,771,022
  Redemption of Units ......................................     (5,692,394)       (6,605,433)     (6,584,728)       (6,669,607)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (2,539,265)  $    (2,981,534)      3,936,557   $     4,101,415
                                                              =============   ===============   =============   ===============

Oppenheimer Main Street Service Shares
  Issuance of Units ........................................      1,185,518   $     1,197,753       2,864,498   $     2,364,994
  Redemption of Units ......................................     (1,389,193)       (1,407,860)     (2,859,999)       (2,411,646)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (203,675)  $      (210,107)          4,499   $       (46,652)
                                                              =============   ===============   =============   ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ........................................      5,733,665   $     5,959,741      17,284,905   $    12,883,287
  Redemption of Units ......................................    (11,437,548)      (11,949,033)     (6,675,684)       (5,173,200)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (5,703,883)  $    (5,989,292)     10,609,221   $     7,710,087
                                                              =============   ===============   =============   ===============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ........................................      3,897,235   $     6,147,247       2,729,640   $     3,335,735
  Redemption of Units ......................................     (3,587,694)       (5,566,688)     (5,017,509)       (5,761,857)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        309,541   $       580,559      (2,287,869)  $    (2,426,122)
                                                              =============   ===============   =============   ===============

Scudder Technology Growth Series II Class A
  Issuance of Units ........................................      5,855,366   $     2,445,686       9,657,162   $     3,636,040
  Redemption of Units ......................................    (12,749,176)       (5,445,415)    (20,057,379)       (7,006,771)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (6,893,810)  $    (2,999,729)    (10,400,217)  $    (3,370,731)
                                                              =============   ===============   =============   ===============

SVS Dreman Financial Services  Series II Class A
  Issuance of Units ........................................        527,731           701,357       1,467,421         1,619,818
  Redemption of Units ......................................     (2,431,904)       (3,246,469)     (3,031,528)       (3,283,654)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (1,904,173)       (2,545,112)     (1,564,107)       (1,663,836)
                                                              =============   ===============   =============   ===============

T. Rowe Price International Stock
  Issuance of Units ........................................      2,146,010         2,502,925       5,749,846         5,136,146
  Redemption of Units ......................................    (15,349,187)      (18,321,775)    (37,263,282)      (34,875,256)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................    (13,203,177)      (15,818,850)    (31,513,436)      (29,739,110)
                                                              =============   ===============   =============   ===============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                ALLMERICA IMMEDIATE ADVANTAGE
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Core Equity Service Shares
  Issuance of Units ........................................          9,747   $         7,166          45,471   $        27,529
  Redemption of Units ......................................       (157,922)         (114,800)       (382,812)         (250,775)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (148,175)  $      (107,634)       (337,341)  $      (223,246)
                                                              =============   ===============   =============   ===============

AIT Equity Index Service Shares
  Issuance of Units ........................................         31,058   $        25,211         701,196   $       446,231
  Redemption of Units ......................................       (328,544)         (263,587)       (364,746)         (248,494)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (297,486)  $      (238,376)        336,450   $       197,737
                                                              =============   ===============   =============   ===============

AIT Government Bond Service Shares
  Issuance of Units ........................................         31,317   $        38,650          68,623   $        85,592
  Redemption of Units ......................................       (103,198)         (129,673)        (70,554)          (88,112)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (71,881)  $       (91,023)         (1,931)  $        (2,520)
                                                              =============   ===============   =============   ===============

AIT Money Market Service Shares
  Issuance of Units ........................................         29,612   $        31,540         167,813   $       180,313
  Redemption of Units ......................................       (360,588)         (384,106)       (246,379)         (264,522)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (330,976)  $      (352,566)        (78,566)  $       (84,209)
                                                              =============   ===============   =============   ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units ........................................         16,605   $        19,944          34,579   $        29,590
  Redemption of Units ......................................        (50,443)          (59,586)        (83,862)          (76,988)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (33,838)  $       (39,642)        (49,283)  $       (47,398)
                                                              =============   ===============   =============   ===============

AIT Select Growth Service Shares
  Issuance of Units ........................................         69,699   $        38,994         572,463   $       265,189
  Redemption of Units ......................................       (202,490)         (113,082)       (307,904)         (152,341)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (132,791)  $       (74,088)        264,559   $       112,848
                                                              =============   ===============   =============   ===============

AIT Select International Equity Service Shares
  Issuance of Units ........................................         22,129   $        16,893         156,312   $        90,184
  Redemption of Units ......................................       (114,987)          (86,043)       (127,422)          (77,425)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (92,858)  $       (69,150)         28,890   $        12,759
                                                              =============   ===============   =============   ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units ........................................         61,353   $        77,457         448,791   $       558,420
  Redemption of Units ......................................       (146,954)         (186,761)       (151,087)         (188,899)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (85,601)  $      (109,304)        297,704   $       369,521
                                                              =============   ===============   =============   ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units ........................................         38,659   $        68,867          97,174   $       152,700
  Redemption of Units ......................................       (117,194)         (210,237)       (123,962)         (172,715)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (78,535)  $      (141,370)        (26,788)  $       (20,015)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                          ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIM V.I. Aggressive Growth Series I
  Issuance of Units ........................................         12,558   $        10,787           5,558   $         3,649
  Redemption of Units ......................................        (11,130)           (9,299)        (22,025)          (15,890)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          1,428   $         1,488         (16,467)  $       (12,241)
                                                              =============   ===============   =============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ........................................         29,741   $        30,555          33,140   $        25,277
  Redemption of Units ......................................        (32,347)          (33,021)        (27,599)          (24,273)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (2,606)  $        (2,466)          5,541   $         1,004
                                                              =============   ===============   =============   ===============

AIM V.I. Blue Chip Series I (b)
  Issuance of Units ........................................          2,667   $         2,081           3,457   $         2,195
  Redemption of Units ......................................        (11,418)           (8,768)        (21,624)          (14,879)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (8,751)  $        (6,687)        (18,167)  $       (12,684)
                                                              =============   ===============   =============   ===============

AIM V.I. Capital Development Series II (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (1,938)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (1,938)
                                                              =============   ===============   =============   ===============

AIM V.I. Health Sciences Series I (a) (b)
  Issuance of Units ........................................          4,460   $         4,203          10,496   $         8,610
  Redemption of Units ......................................        (92,514)          (89,145)        (16,330)          (13,557)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (88,054)  $       (84,942)         (5,834)  $        (4,947)
                                                              =============   ===============   =============   ===============

AIM V.I. Premier Equity Series I
  Issuance of Units ........................................         44,406   $        33,708          14,621   $         9,538
  Redemption of Units ......................................        (33,592)          (25,047)        (29,345)          (19,250)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         10,814   $         8,661         (14,724)  $        (9,712)
                                                              =============   ===============   =============   ===============

AllianceBernstein Growth and Income Class B
  Issuance of Units ........................................         29,217   $        27,916          38,171   $        29,126
  Redemption of Units ......................................       (133,842)         (126,876)       (144,161)         (112,396)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (104,625)  $       (98,960)       (105,990)  $       (83,270)
                                                              =============   ===============   =============   ===============

AllianceBernstein Premier Growth Class B
  Issuance of Units ........................................         56,110   $        40,122          52,407   $        31,463
  Redemption of Units ......................................        (63,357)          (44,943)        (66,825)          (40,501)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (7,247)  $        (4,821)        (14,418)  $        (9,038)
                                                              =============   ===============   =============   ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units ........................................              -   $             -          10,461   $         8,803
  Redemption of Units ......................................         (3,198)           (3,789)        (19,019)          (15,179)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,198)  $        (3,789)         (8,558)  $        (6,376)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                          ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AllianceBernstein Value Class B (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (2,049)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,049)
                                                              =============   ===============   =============   ===============

Delaware VIP Growth Opportunities Service Class (b)
  Issuance of Units ........................................          1,988   $         1,897           3,508   $         2,864
  Redemption of Units ......................................         (4,016)           (4,021)         (9,844)           (8,715)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (2,028)  $        (2,124)         (6,336)  $        (5,851)
                                                              =============   ===============   =============   ===============

Delaware VIP International Value Equity (b)
  Issuance of Units ........................................         19,843   $        23,475           2,260   $         1,804
  Redemption of Units ......................................        (27,387)          (34,151)        (14,938)          (14,818)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (7,544)  $       (10,676)        (12,678)  $       (13,014)
                                                              =============   ===============   =============   ===============

Eaton Vance VT Floating-Rate Income (b)
  Issuance of Units ........................................         24,156   $        24,367           6,272   $         6,272
  Redemption of Units ......................................        (11,265)          (11,402)        (76,960)          (76,848)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         12,891   $        12,965         (70,688)  $       (70,576)
                                                              =============   ===============   =============   ===============

Fidelity VIP Asset Manager
  Issuance of Units ........................................          5,564   $         5,412          17,014   $        14,492
  Redemption of Units ......................................        (27,519)          (26,632)        (51,121)          (44,811)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (21,955)  $       (21,220)        (34,107)  $       (30,319)
                                                              =============   ===============   =============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ........................................         48,508   $        52,957          25,214   $        22,743
  Redemption of Units ......................................        (25,399)          (28,310)        (26,675)          (22,418)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         23,109   $        24,647          (1,461)  $           325
                                                              =============   ===============   =============   ===============

Fidelity VIP Equity-Income
  Issuance of Units ........................................         38,088   $        42,450          67,647   $        59,225
  Redemption of Units ......................................       (162,602)         (183,664)       (151,402)         (139,805)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (124,514)  $      (141,214)        (83,755)  $       (80,580)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth
  Issuance of Units ........................................        115,186   $        73,726          73,373   $        37,766
  Redemption of Units ......................................       (180,688)         (115,798)       (311,470)         (169,607)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (65,502)  $       (42,072)       (238,097)  $      (131,841)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                          ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Fidelity VIP Growth Opportunities Service Class 2 (b)
  Issuance of Units ........................................          9,420   $         8,741             125   $           106
  Redemption of Units ......................................           (680)             (624)         (2,344)           (1,988)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          8,740   $         8,117          (2,219)  $        (1,882)
                                                              =============   ===============   =============   ===============

Fidelity VIP High Income
  Issuance of Units ........................................         21,125   $        18,471           9,539   $         7,574
  Redemption of Units ......................................        (63,962)          (56,536)       (144,338)         (108,803)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (42,837)  $       (38,065)       (134,799)  $      (101,229)
                                                              =============   ===============   =============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ........................................         32,924   $        43,400          11,165   $         9,415
  Redemption of Units ......................................         (4,272)           (5,248)        (17,021)          (14,385)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         28,652   $        38,152          (5,856)  $        (4,970)
                                                              =============   ===============   =============   ===============

Fidelity VIP Overseas (b)
  Issuance of Units ........................................          4,377   $         3,095          38,984   $        20,368
  Redemption of Units ......................................        (84,800)          (63,211)        (78,346)          (45,113)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (80,423)  $       (60,116)        (39,362)  $       (24,745)
                                                              =============   ===============   =============   ===============

Fidelity VIP Value Strategies Service Class 2 (b)
  Issuance of Units ........................................          3,845   $         4,688               -   $             -
  Redemption of Units ......................................           (516)             (595)         (2,000)           (2,301)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          3,329   $         4,093          (2,000)  $        (2,301)
                                                              =============   ===============   =============   ===============

FT VIP Franklin Growth and Income Securities Class 2 (b)
  Issuance of Units ........................................            263   $           236          14,369   $        10,602
  Redemption of Units ......................................         (2,306)           (2,066)        (19,195)          (13,398)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (2,043)  $        (1,830)         (4,826)  $        (2,796)
                                                              =============   ===============   =============   ===============

FT VIP Franklin Large Cap Growth Securities Class 2  (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (1,985)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (1,985)
                                                              =============   ===============   =============   ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units ........................................         16,717   $        15,725          25,325   $        18,430
  Redemption of Units ......................................        (27,979)          (25,234)        (42,117)          (29,558)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (11,262)  $        (9,509)        (16,792)  $       (11,128)
                                                              =============   ===============   =============   ===============

FT VIP Franklin Small Cap Value Securities Class 2 (b)
  Issuance of Units ........................................             53   $            55           2,388   $         1,905
  Redemption of Units ......................................         (1,981)           (2,381)         (2,460)           (2,396)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (1,928)  $        (2,326)            (72)  $          (491)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                          ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
FT VIP Mutual Shares Securities Class 2  (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                (0)         (2,000)           (2,017)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,017)
                                                              =============   ===============   =============   ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ........................................            601   $           600          14,510   $        10,896
  Redemption of Units ......................................        (17,138)          (18,163)        (15,657)          (13,012)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (16,537)  $       (17,563)         (1,147)  $        (2,116)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth Service Shares (b)
  Issuance of Units ........................................          9,196   $         6,579           8,806   $         4,964
  Redemption of Units ......................................        (65,600)          (47,801)        (30,161)          (19,348)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (56,404)  $       (41,222)        (21,355)  $       (14,384)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth and Income Service Shares (b)
  Issuance of Units ........................................          4,506   $         3,786           5,538   $         3,902
  Redemption of Units ......................................        (27,816)          (23,250)        (31,165)          (22,607)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (23,310)  $       (19,464)        (25,627)  $       (18,705)
                                                              =============   ===============   =============   ===============

MFS Mid Cap Growth Service Class (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (1,999)           (1,876)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (1,999)  $        (1,876)
                                                              =============   ===============   =============   ===============

MFS New Discovery Service Class (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (1,947)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (1,947)
                                                              =============   ===============   =============   ===============

MFS Total Return Service Class
  Issuance of Units ........................................          6,383   $         6,807          11,880   $        11,097
  Redemption of Units ......................................        (13,258)          (14,308)        (18,783)          (17,186)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (6,875)  $        (7,501)         (6,903)  $        (6,089)
                                                              =============   ===============   =============   ===============

MFS Utilities Service Class (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (2,121)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,121)
                                                              =============   ===============   =============   ===============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units ........................................          6,730   $         7,788             260   $           248
  Redemption of Units ......................................         (3,437)           (3,976)         (2,332)           (2,390)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          3,293   $         3,812          (2,072)  $        (2,142)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                          ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Oppenheimer Capital Appreciation Service Shares (b)
  Issuance of Units ........................................         18,868   $        19,415           6,218   $         5,140
  Redemption of Units ......................................         (3,283)           (3,310)         (4,230)           (3,921)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         15,585   $        16,105           1,988   $         1,219
                                                              =============   ===============   =============   ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units ........................................         11,872   $        14,263          27,221   $        20,888
  Redemption of Units ......................................         (5,559)           (6,206)        (17,812)          (13,126)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          6,313   $         8,057           9,409   $         7,762
                                                              =============   ===============   =============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ........................................            774   $           919           9,681   $         9,688
  Redemption of Units ......................................         (7,800)           (9,235)        (12,615)          (12,832)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (7,026)  $        (8,316)         (2,934)  $        (3,144)
                                                              =============   ===============   =============   ===============

Oppenheimer Main Street Service Shares (b)
  Issuance of Units ........................................             88   $            91             119   $           100
  Redemption of Units ......................................         (3,764)           (3,970)         (2,172)           (2,025)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,676)  $        (3,879)         (2,053)  $        (1,925)
                                                              =============   ===============   =============   ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ........................................          2,724   $         4,134          13,970   $        13,307
  Redemption of Units ......................................         (4,650)           (6,940)        (10,657)          (11,363)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (1,926)  $        (2,806)          3,313   $         1,944
                                                              =============   ===============   =============   ===============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ........................................          5,983   $        11,021             878   $           967
  Redemption of Units ......................................        (16,552)          (25,668)        (17,013)          (20,421)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (10,569)  $       (14,647)        (16,135)  $       (19,454)
                                                              =============   ===============   =============   ===============

Scudder Technology Growth Series II Class A
  Issuance of Units ........................................          4,784   $         3,012           4,890   $         2,481
  Redemption of Units ......................................         (9,416)           (6,604)        (11,088)           (6,814)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (4,632)  $        (3,592)         (6,198)  $        (4,333)
                                                              =============   ===============   =============   ===============

SVS Dreman Financial Services  Series II Class A (b)
  Issuance of Units ........................................            498   $           571             637   $           643
  Redemption of Units ......................................         (3,801)           (4,395)         (7,451)           (7,337)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,303)  $        (3,824)         (6,814)  $        (6,694)
                                                              =============   ===============   =============   ===============

T. Rowe Price International Stock
  Issuance of Units ........................................          7,823   $         5,132          13,825   $         7,164
  Redemption of Units ......................................        (80,311)          (55,726)        (72,082)          (42,197)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (72,488)  $       (50,594)        (58,257)  $       (35,033)
                                                              =============   ===============   =============   ===============

(a)  Name changed. See Note 1.
(b)  Closed to new money.  See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                 DIRECTED ADVISORY SOLUTIONS
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Money Market Service Shares
  Issuance of Units ........................................              -   $             -             188   $           197
  Redemption of Units ......................................        (48,448)          (50,684)         (3,565)           (3,728)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (48,448)  $       (50,684)         (3,377)  $        (3,531)
                                                              =============   ===============   =============   ===============

AIM V.I. Blue Chip Series I (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................        (25,061)          (16,876)         (2,000)           (1,375)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (25,061)  $       (16,876)         (2,000)  $        (1,375)
                                                              =============   ===============   =============   ===============

AIM V.I. Core Stock Series I (a)
  Issuance of Units ........................................          1,520   $         1,286           2,256   $         1,661
  Redemption of Units ......................................        (40,587)          (34,756)        (28,573)          (21,894)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (39,067)  $       (33,470)        (26,317)  $       (20,233)
                                                              =============   ===============   =============   ===============

AIM V.I. Dynamics Series I (a) (b)
  Issuance of Units ........................................              -   $             -              81   $            37
  Redemption of Units ......................................        (11,590)           (7,772)        (16,423)           (8,720)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (11,590)  $        (7,772)        (16,342)  $        (8,683)
                                                              =============   ===============   =============   ===============

AllianceBernstein Growth Class B
  Issuance of Units ........................................            253   $           180             235   $           153
  Redemption of Units ......................................            (10)               (7)        (10,700)           (6,728)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................            243   $           173         (10,465)  $        (6,575)
                                                              =============   ===============   =============   ===============

Delaware VIP Select Growth Service Class (b)
  Issuance of Units ........................................              -   $             -              98   $            48
  Redemption of Units ......................................              -                 -         (15,468)           (9,017)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -         (15,370)  $        (8,969)
                                                              =============   ===============   =============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ........................................            335   $           353           5,149   $         4,506
  Redemption of Units ......................................        (36,651)          (39,996)        (34,263)          (34,341)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (36,316)  $       (39,643)        (29,114)  $       (29,835)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth & Income Service Class 2
  Issuance of Units ........................................            792   $           716           2,363   $         1,821
  Redemption of Units ......................................        (64,026)          (58,839)        (28,664)          (23,353)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (63,234)  $       (58,123)        (26,301)  $       (21,532)
                                                              =============   ===============   =============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ........................................            836   $         1,222           1,782   $         1,601
  Redemption of Units ......................................        (23,141)          (30,902)        (80,742)          (81,841)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (22,305)  $       (29,680)        (78,960)  $       (80,240)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
FT VIP Mutual Shares Securities Class 2
  Issuance of Units ........................................             71   $            82           5,887   $         5,655
  Redemption of Units ......................................        (91,502)         (105,301)        (47,165)          (43,018)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (91,431)  $      (105,219)        (41,278)  $       (37,363)
                                                              =============   ===============   =============   ===============

FT VIP Templeton Developing Markets Securities
   Class 2 (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (5,679)           (7,643)         (2,005)           (2,496)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (5,679)  $        (7,643)         (2,005)  $        (2,496)
                                                              =============   ===============   =============   ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units ........................................            799   $           621           3,305   $         2,159
  Redemption of Units ......................................        (32,776)          (26,138)         (5,903)           (4,201)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (31,977)  $       (25,517)         (2,598)  $        (2,042)
                                                              =============   ===============   =============   ===============

Janus Aspen International Growth Service Shares (b)
  Issuance of Units ........................................            334   $           250             540   $           276
  Redemption of Units ......................................        (17,879)          (14,024)        (49,117)          (33,307)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (17,545)  $       (13,774)        (48,577)  $       (33,031)
                                                              =============   ===============   =============   ===============

Janus Aspen Mid Cap Growth Service Shares
  Issuance of Units ........................................            330   $           183             508   $           204
  Redemption of Units ......................................        (15,373)           (8,778)        (30,472)          (13,936)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (15,043)  $        (8,595)        (29,964)  $       (13,732)
                                                              =============   ===============   =============   ===============

Pioneer Fund VCT Class II
  Issuance of Units ........................................            936   $           873           3,537   $         2,354
  Redemption of Units ......................................        (52,699)          (45,900)        (30,767)          (21,736)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (51,763)  $       (45,027)        (27,230)  $       (19,382)
                                                              =============   ===============   =============   ===============

Scudder Government & Agency Securities
   Series II Class A (a)
  Issuance of Units ........................................         11,731   $        13,744          85,702   $        98,348
  Redemption of Units ......................................       (403,558)         (472,135)       (281,143)         (322,532)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (391,827)  $      (458,391)       (195,441)  $      (224,184)
                                                              =============   ===============   =============   ===============

Scudder VIT EAFE Equity Index
  Issuance of Units ........................................          1,038   $           794           2,572   $         1,440
  Redemption of Units ......................................       (132,531)         (105,240)        (44,300)          (26,393)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (131,493)  $      (104,446)        (41,728)  $       (24,953)
                                                              =============   ===============   =============   ===============

Scudder VIT Equity 500 Index
  Issuance of Units ........................................            840   $           711           2,337   $         1,504
  Redemption of Units ......................................        (96,215)          (82,256)        (37,474)          (30,286)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (95,375)  $       (81,545)        (35,137)  $       (28,782)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Scudder VIT Small Cap Index
  Issuance of Units ........................................            606   $           691             891   $           670
  Redemption of Units ......................................       (117,273)         (139,143)        (91,846)          (89,434)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (116,667)  $      (138,452)        (90,955)  $       (88,764)
                                                              =============   ===============   =============   ===============

(a)  Name changed. See Note 1.
(b)  Closed to new money.  See Note 1.

                                                                                 ALLMERICA VALUE GENERATION
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Money Market Service Shares
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (2,868)           (2,985)         (2,000)           (2,083)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (2,868)  $        (2,985)         (2,000)  $        (2,083)
                                                              =============   ===============   =============   ===============

AIM V.I. Blue Chip Series I (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (1,999)           (1,368)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (1,999)  $        (1,368)
                                                              =============   ===============   =============   ===============

AIM V.I. Core Stock Series I (a)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (1,999)           (1,704)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (1,999)  $        (1,704)
                                                              =============   ===============   =============   ===============

AIM V.I. Dynamics Series I (a) (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,001)           (1,270)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,001)  $        (1,270)
                                                              =============   ===============   =============   ===============

AllianceBernstein Growth Class B
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,001)           (1,361)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,001)  $        (1,361)
                                                              =============   ===============   =============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (2,040)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,040)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth & Income Service Class 2
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (1,795)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (1,795)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           ALLMERICA VALUE GENERATION (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (2,503)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,503)
                                                              =============   ===============   =============   ===============

FT VIP Mutual Shares Securities Class 2 (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (2,189)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,189)
                                                              =============   ===============   =============   ===============

FT VIP Templeton Developing Markets Securities Class 2 (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,001)           (2,481)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,001)  $        (2,481)
                                                              =============   ===============   =============   ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (3,319)           (2,635)         (2,001)           (1,456)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,319)  $        (2,635)         (2,001)  $        (1,456)
                                                              =============   ===============   =============   ===============

Janus Aspen International Growth Service Shares (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (1,999)           (1,430)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (1,999)  $        (1,430)
                                                              =============   ===============   =============   ===============

Janus Aspen Mid Cap Growth Service Shares (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,001)           (1,087)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,001)  $        (1,087)
                                                              =============   ===============   =============   ===============

Pioneer Fund VCT Class II (b)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (1,999)           (1,669)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (1,999)  $        (1,669)
                                                              =============   ===============   =============   ===============

Scudder Government & Agency Securities
   Series II Class A (a)
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (7,130)           (8,293)              -                 -
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (7,130)  $        (8,293)              -   $             -
                                                              =============   ===============   =============   ===============

Scudder VIT EAFE Equity Index
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (4,881)           (4,004)         (2,000)           (1,492)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (4,881)  $        (4,004)         (2,000)  $        (1,492)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                           ALLMERICA VALUE GENERATION (CONTINUED)
                                                                                  YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Scudder VIT Equity 500 Index
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (9,544)           (8,416)              -                 -
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (9,544)  $        (8,416)              -   $             -
                                                              =============   ===============   =============   ===============

Scudder VIT Small Cap Index
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................         (3,038)           (3,666)         (2,001)           (2,260)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,038)  $        (3,666)         (2,001)  $        (2,260)
                                                              =============   ===============   =============   ===============

(a)  Name changed. See Note 1.
(b)  Closed to new money.  See Note 1.

                                                                                  ALLMERICA PREMIER CHOICE
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Core Equity Service Shares
  Issuance of Units ........................................         29,457   $        30,413         147,088   $       130,472
  Redemption of Units ......................................       (345,963)         (360,750)       (218,744)         (195,211)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (316,506)  $      (330,337)        (71,656)  $       (64,739)
                                                              =============   ===============   =============   ===============

AIT Equity Index Service Shares
  Issuance of Units ........................................        189,527   $       213,109         259,469   $       233,556
  Redemption of Units ......................................       (236,745)         (256,021)       (233,937)         (209,926)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (47,218)  $       (42,912)         25,532   $        23,630
                                                              =============   ===============   =============   ===============

AIT Government Bond Service Shares
  Issuance of Units ........................................         57,607   $        61,991         399,854   $       429,325
  Redemption of Units ......................................       (647,498)         (693,934)     (3,168,368)       (3,397,661)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (589,891)  $      (631,943)     (2,768,514)  $    (2,968,336)
                                                              =============   ===============   =============   ===============

AIT Money Market Service Shares
  Issuance of Units ........................................        233,457   $       232,133       1,288,752   $     1,294,189
  Redemption of Units ......................................     (1,158,506)       (1,152,403)    (11,086,212)      (11,119,820)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (925,049)  $      (920,270)     (9,797,460)  $    (9,825,631)
                                                              =============   ===============   =============   ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units ........................................        226,850   $       311,025         150,714   $       150,815
  Redemption of Units ......................................       (261,701)         (351,006)       (171,663)         (171,940)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (34,851)  $       (39,981)        (20,949)  $       (21,125)
                                                              =============   ===============   =============   ===============

AIT Select Growth Service Shares
  Issuance of Units ........................................         26,935   $        25,859         514,688   $       417,483
  Redemption of Units ......................................       (256,839)         (252,655)       (419,760)         (368,616)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (229,904)  $      (226,796)         94,928   $        48,867
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Select International Equity Service Shares
  Issuance of Units ........................................         87,253   $        94,880         684,946   $       593,223
  Redemption of Units ......................................       (865,029)         (958,698)       (975,711)         (895,593)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (777,776)  $      (863,818)       (290,765)  $      (302,370)
                                                              =============   ===============   =============   ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units ........................................        116,260   $       126,127       1,562,433   $     1,667,806
  Redemption of Units ......................................     (1,286,716)       (1,392,799)     (1,512,052)       (1,617,228)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................     (1,170,456)  $    (1,266,672)         50,381   $        50,578
                                                              =============   ===============   =============   ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units ........................................         75,044   $       110,933         531,749   $       577,137
  Redemption of Units ......................................       (650,890)         (920,867)       (411,885)         (455,557)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (575,846)  $      (809,934)        119,864   $       121,580
                                                              =============   ===============   =============   ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units ........................................         17,659   $        19,563          23,999   $        22,838
  Redemption of Units ......................................        (68,791)          (77,289)       (168,001)         (152,585)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (51,132)  $       (57,726)       (144,002)  $      (129,747)
                                                              =============   ===============   =============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ........................................        114,859   $       115,086         617,082   $       524,928
  Redemption of Units ......................................       (966,735)         (985,924)       (643,564)         (536,236)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (851,876)  $      (870,838)        (26,482)  $       (11,308)
                                                              =============   ===============   =============   ===============

AIM V.I. Blue Chip Series I
  Issuance of Units ........................................              -   $             -           2,067   $         1,691
  Redemption of Units ......................................        (20,910)          (20,451)        (17,338)          (14,168)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (20,910)  $       (20,451)        (15,271)  $       (12,477)
                                                              =============   ===============   =============   ===============

AIM V.I. Capital Development Series II
  Issuance of Units ........................................              -   $             -           9,431   $         6,917
  Redemption of Units ......................................        (14,779)          (15,251)        (93,352)          (73,075)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (14,779)  $       (15,251)        (83,921)  $       (66,158)
                                                              =============   ===============   =============   ===============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units ........................................          7,816   $         7,668          57,828   $        54,635
  Redemption of Units ......................................        (86,208)          (86,951)        (19,417)          (16,432)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (78,392)  $       (79,283)         38,411   $        38,203
                                                              =============   ===============   =============   ===============

AIM V.I. Premier Equity Series I
  Issuance of Units ........................................          5,867   $         5,527          89,918   $        75,710
  Redemption of Units ......................................        (78,003)          (73,469)        (52,887)          (43,748)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (72,136)  $       (67,942)         37,031   $        31,962
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AllianceBernstein Growth and Income Class B
  Issuance of Units ........................................         57,688   $        64,197         433,250   $       409,988
  Redemption of Units ......................................       (448,418)         (499,047)       (445,473)         (408,856)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (390,730)  $      (434,850)        (12,223)  $         1,132
                                                              =============   ===============   =============   ===============

AllianceBernstein Premier Growth Class B
  Issuance of Units ........................................         78,942   $        73,992         489,138   $       419,540
  Redemption of Units ......................................       (801,903)         (762,052)       (531,678)         (452,214)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (722,961)  $      (688,060)        (42,540)  $       (32,674)
                                                              =============   ===============   =============   ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units ........................................          5,127   $         6,150          13,424   $        11,584
  Redemption of Units ......................................        (36,623)          (43,581)        (61,847)          (53,278)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (31,496)  $       (37,431)        (48,423)  $       (41,694)
                                                              =============   ===============   =============   ===============

AllianceBernstein Value Class B
  Issuance of Units ........................................            215   $           241          14,494   $        12,156
  Redemption of Units ......................................        (67,647)          (73,341)        (73,262)          (64,807)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (67,432)  $       (73,100)        (58,768)  $       (52,651)
                                                              =============   ===============   =============   ===============

Delaware VIP Growth Opportunities Service Class
  Issuance of Units ........................................          5,114   $         6,345          12,076   $        11,395
  Redemption of Units ......................................        (62,468)          (73,624)         (9,661)          (11,110)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (57,354)  $       (67,279)          2,415   $           285
                                                              =============   ===============   =============   ===============

Delaware VIP International Value Equity
  Issuance of Units ........................................         30,721   $        48,761          66,129   $        72,190
  Redemption of Units ......................................        (99,659)         (137,680)        (49,550)          (52,269)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (68,938)  $       (88,919)         16,579   $        19,921
                                                              =============   ===============   =============   ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ........................................          2,188   $         2,196          55,228   $        54,801
  Redemption of Units ......................................        (48,744)          (48,926)       (181,741)         (180,185)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (46,556)  $       (46,730)       (126,513)  $      (125,384)
                                                              =============   ===============   =============   ===============

Fidelity VIP Asset Manager
  Issuance of Units ........................................         16,483   $        18,614          64,904   $        68,972
  Redemption of Units ......................................        (25,849)          (29,733)        (51,585)          (54,065)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (9,366)  $       (11,119)         13,319   $        14,907
                                                              =============   ===============   =============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ........................................         88,789   $       114,687         108,011   $       110,588
  Redemption of Units ......................................       (150,411)         (185,685)       (199,504)         (200,868)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (61,622)  $       (70,998)        (91,493)  $       (90,280)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Fidelity VIP Equity-Income
  Issuance of Units ........................................         75,516   $        87,912         459,856   $       444,597
  Redemption of Units ......................................       (819,980)         (962,299)       (729,664)         (699,628)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (744,464)  $      (874,387)       (269,808)  $      (255,031)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth
  Issuance of Units ........................................         86,375   $        90,508         269,155   $       237,136
  Redemption of Units ......................................       (427,855)         (444,810)       (352,173)         (311,565)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (341,480)  $      (354,302)        (83,018)  $       (74,429)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth Opportunities Service Class 2
  Issuance of Units ........................................              -   $             -          13,896   $        13,749
  Redemption of Units ......................................         (6,061)           (6,500)        (20,562)          (19,556)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (6,061)  $        (6,500)         (6,666)  $        (5,807)
                                                              =============   ===============   =============   ===============

Fidelity VIP High Income
  Issuance of Units ........................................        159,760   $       221,359         188,456   $       215,320
  Redemption of Units ......................................       (197,662)         (263,813)       (222,874)         (260,710)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (37,902)  $       (42,454)        (34,418)  $       (45,390)
                                                              =============   ===============   =============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ........................................         50,073   $        67,381          30,456   $        27,786
  Redemption of Units ......................................        (48,409)          (57,994)       (105,572)          (92,157)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................          1,664   $         9,387         (75,116)  $       (64,371)
                                                              =============   ===============   =============   ===============

Fidelity VIP Overseas
  Issuance of Units ........................................            146   $           174          20,303   $        20,470
  Redemption of Units ......................................        (28,437)          (36,050)        (26,917)          (25,048)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (28,291)  $       (35,876)         (6,614)  $        (4,578)
                                                              =============   ===============   =============   ===============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ........................................         42,424   $        53,932          49,203   $        50,940
  Redemption of Units ......................................        (44,906)          (48,624)         (7,904)           (7,896)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (2,482)  $         5,308          41,299   $        43,044
                                                              =============   ===============   =============   ===============

FT VIP Franklin Growth and Income Securities Class 2
  Issuance of Units ........................................         49,820   $        70,672          45,469   $        54,929
  Redemption of Units ......................................        (53,609)          (71,852)        (18,976)          (20,434)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,789)  $        (1,180)         26,493   $        34,495
                                                              =============   ===============   =============   ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ........................................         35,953   $        37,695          24,069   $        20,861
  Redemption of Units ......................................         (8,034)           (8,329)        (45,312)          (36,373)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         27,919   $        29,366         (21,243)  $       (15,512)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units ........................................         76,357   $        95,753         434,640   $       443,277
  Redemption of Units ......................................       (440,579)         (541,596)       (255,724)         (267,072)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (364,222)  $      (445,843)        178,916   $       176,205
                                                              =============   ===============   =============   ===============

FT VIP Franklin Small Cap Value Securities Class 2 (b)
  Issuance of Units ........................................         26,387   $        28,193          42,390   $        38,263
  Redemption of Units ......................................       (103,190)         (111,248)        (26,311)          (22,793)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (76,803)  $       (83,055)         16,079   $        15,470
                                                              =============   ===============   =============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ........................................         13,754   $        14,758          58,725   $        58,226
  Redemption of Units ......................................        (87,033)          (92,976)        (20,058)          (17,129)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (73,279)  $       (78,218)         38,667   $        41,097
                                                              =============   ===============   =============   ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ........................................         30,714   $        32,325         162,701   $       139,392
  Redemption of Units ......................................       (225,444)         (239,714)       (295,586)         (252,637)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (194,730)  $      (207,389)       (132,885)  $      (113,245)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth Service Shares
  Issuance of Units ........................................         20,131   $        21,052          64,881   $        56,762
  Redemption of Units ......................................       (141,865)         (150,074)       (199,436)         (184,722)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (121,734)  $      (129,022)       (134,555)  $      (127,960)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ........................................          8,836   $         9,094          39,203   $        34,264
  Redemption of Units ......................................        (51,611)          (53,084)        (44,439)          (38,725)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (42,775)  $       (43,990)         (5,236)  $        (4,461)
                                                              =============   ===============   =============   ===============

MFS Mid Cap Growth Service Class
  Issuance of Units ........................................             37   $            37           7,043   $         6,542
  Redemption of Units ......................................           (343)             (341)        (24,136)          (20,270)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................           (306)  $          (304)        (17,093)  $       (13,728)
                                                              =============   ===============   =============   ===============

MFS New Discovery Service Class
  Issuance of Units ........................................          9,876   $         9,711          14,315   $        11,572
  Redemption of Units ......................................        (19,987)          (20,509)        (66,233)          (52,373)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (10,111)  $       (10,798)        (51,918)  $       (40,801)
                                                              =============   ===============   =============   ===============

MFS Total Return Service Class
  Issuance of Units ........................................          8,995   $         9,485          70,096   $        68,433
  Redemption of Units ......................................        (12,501)          (13,223)        (97,110)          (94,634)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (3,506)  $        (3,738)        (27,014)  $       (26,201)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
MFS Utilities Service Class
  Issuance of Units ........................................             16   $            18              86   $            86
  Redemption of Units ......................................         (2,896)           (3,824)         (2,370)           (2,448)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (2,880)  $        (3,806)         (2,284)  $        (2,362)
                                                              =============   ===============   =============   ===============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units ........................................              -   $             -          13,480   $        13,470
  Redemption of Units ......................................        (13,480)          (14,847)         (2,000)           (2,148)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (13,480)  $       (14,847)         11,480   $        11,322
                                                              =============   ===============   =============   ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ........................................          5,166   $         5,201         111,619   $       100,406
  Redemption of Units ......................................        (82,589)          (79,530)        (14,067)          (12,370)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (77,423)  $       (74,329)         97,552   $        88,036
                                                              =============   ===============   =============   ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units ........................................         12,721   $        13,861          34,513   $        29,781
  Redemption of Units ......................................        (18,370)          (20,446)        (73,798)          (60,990)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (5,649)  $        (6,585)        (39,285)  $       (31,209)
                                                              =============   ===============   =============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ........................................        112,268   $       131,755         411,459   $       451,693
  Redemption of Units ......................................       (120,406)         (141,600)       (177,736)         (187,812)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (8,138)  $        (9,845)        233,723   $       263,881
                                                              =============   ===============   =============   ===============

Oppenheimer Main Street Service Shares
  Issuance of Units ........................................         10,300   $        10,466          28,986   $        24,294
  Redemption of Units ......................................        (11,288)          (11,647)        (71,430)          (60,898)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................           (988)  $        (1,181)        (42,444)  $       (36,604)
                                                              =============   ===============   =============   ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ........................................         58,394   $       108,110         249,147   $       309,348
  Redemption of Units ......................................       (170,409)         (294,090)        (33,844)          (45,303)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (112,015)  $      (185,980)        215,303   $       264,045
                                                              =============   ===============   =============   ===============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ........................................         59,825   $        97,690         108,884   $       119,219
  Redemption of Units ......................................        (35,255)          (51,126)        (57,334)          (63,094)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         24,570   $        46,564          51,550   $        56,125
                                                              =============   ===============   =============   ===============

Scudder Technology Growth Series II Class A
  Issuance of Units ........................................              -   $             -          12,795   $        13,228
  Redemption of Units ......................................        (23,679)          (24,112)        (12,508)          (12,657)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (23,679)  $       (24,112)            287   $           571
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
SVS Dreman Financial Services Series II Class A
  Issuance of Units ........................................            124   $           149          76,673   $        78,721
  Redemption of Units ......................................        (56,603)          (70,238)        (12,323)          (12,906)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (56,479)  $       (70,089)         64,350   $        65,815
                                                              =============   ===============   =============   ===============

T. Rowe Price International Stock
  Issuance of Units ........................................         13,947   $        15,709          79,917   $        69,726
  Redemption of Units ......................................       (243,448)         (282,796)       (320,286)         (316,447)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (229,501)  $      (267,087)       (240,369)  $      (246,721)
                                                              =============   ===============   =============   ===============

(a)  Name changed. See Note 1.
(b)  Closed to new money.  See Note 1.

                                                                        ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Core Equity Service Shares
  Issuance of Units ........................................          9,081   $         9,428          67,405   $        59,788
  Redemption of Units ......................................        (63,323)          (65,921)       (115,272)         (100,952)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (54,242)  $       (56,493)        (47,867)  $       (41,164)
                                                              =============   ===============   =============   ===============

AIT Equity Index Service Shares
  Issuance of Units ........................................         31,854   $        34,091         158,611   $       149,446
  Redemption of Units ......................................       (149,049)         (160,205)       (142,837)         (131,090)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (117,195)  $      (126,114)         15,774   $        18,356
                                                              =============   ===============   =============   ===============

AIT Government Bond Service Shares
  Issuance of Units ........................................         31,353   $        33,416          65,985   $        70,824
  Redemption of Units ......................................       (105,399)         (111,942)       (477,722)         (507,973)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (74,046)  $       (78,526)       (411,737)  $      (437,149)
                                                              =============   ===============   =============   ===============

AIT Money Market Service Shares
  Issuance of Units ........................................         33,958   $        33,532         652,896   $       653,473
  Redemption of Units ......................................       (309,793)         (306,275)     (2,515,493)       (2,510,903)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (275,835)  $      (272,743)     (1,862,597)  $    (1,857,430)
                                                              =============   ===============   =============   ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units ........................................         47,341   $        63,260          94,415   $       104,938
  Redemption of Units ......................................        (51,527)          (70,967)        (10,897)          (12,282)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (4,186)  $        (7,707)         83,518   $        92,656
                                                              =============   ===============   =============   ===============

AIT Select Growth Service Shares
  Issuance of Units ........................................          8,321   $         8,000         139,415   $       112,286
  Redemption of Units ......................................        (47,376)          (45,941)       (172,763)         (153,313)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (39,055)  $       (37,941)        (33,348)  $       (41,027)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AIT Select International Equity Service Shares
  Issuance of Units ........................................         50,069   $        54,369         247,055   $       217,817
  Redemption of Units ......................................       (180,474)         (200,408)       (321,580)         (284,749)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (130,405)  $      (146,039)        (74,525)  $       (66,932)
                                                              =============   ===============   =============   ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units ........................................         44,485   $        47,912         610,975   $       649,810
  Redemption of Units ......................................       (311,153)         (332,820)       (653,587)         (692,498)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (266,668)  $      (284,908)        (42,612)  $       (42,688)
                                                              =============   ===============   =============   ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units ........................................         12,636   $        17,650         154,546   $       167,609
  Redemption of Units ......................................       (151,532)         (217,001)       (173,256)         (186,762)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (138,896)  $      (199,351)        (18,710)  $       (19,153)
                                                              =============   ===============   =============   ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units ........................................              -   $             -           1,705   $         1,496
  Redemption of Units ......................................        (15,624)          (17,845)       (116,549)         (114,440)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (15,624)  $       (17,845)       (114,844)  $      (112,944)
                                                              =============   ===============   =============   ===============

AIM V.I. Basic Value Series II
  Issuance of Units ........................................         27,912   $        27,944         254,646   $       211,094
  Redemption of Units ......................................       (181,206)         (183,872)       (299,244)         (243,715)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (153,294)  $      (155,928)        (44,598)  $       (32,621)
                                                              =============   ===============   =============   ===============

AIM V.I. Blue Chip Series I
  Issuance of Units ........................................            603   $           615           1,784   $         1,639
  Redemption of Units ......................................        (12,818)          (12,888)        (75,403)          (66,694)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (12,215)  $       (12,273)        (73,619)  $       (65,055)
                                                              =============   ===============   =============   ===============

AIM V.I. Capital Development Series II
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (7,754)           (6,109)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (7,754)  $        (6,109)
                                                              =============   ===============   =============   ===============

AIM V.I. Health Sciences Series I (a)
  Issuance of Units ........................................          6,832   $         6,929             697   $           570
  Redemption of Units ......................................        (13,309)          (13,105)        (16,969)          (15,112)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (6,477)  $        (6,176)        (16,272)  $       (14,542)
                                                              =============   ===============   =============   ===============

AIM V.I. Premier Equity Series I
  Issuance of Units ........................................          8,989   $         8,510          23,495   $        18,987
  Redemption of Units ......................................        (37,229)          (34,119)        (40,044)          (32,207)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (28,240)  $       (25,609)        (16,549)  $       (13,220)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
AllianceBernstein Growth and Income Class B
  Issuance of Units ........................................         40,894   $        44,842         125,321   $       123,487
  Redemption of Units ......................................       (182,481)         (205,725)       (256,161)         (246,712)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (141,587)  $      (160,883)       (130,840)  $      (123,225)
                                                              =============   ===============   =============   ===============

AllianceBernstein Premier Growth Class B
  Issuance of Units ........................................         25,859   $        24,187         169,123   $       142,396
  Redemption of Units ......................................       (161,533)         (152,804)       (218,968)         (185,084)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (135,674)  $      (128,617)        (49,845)  $       (42,688)
                                                              =============   ===============   =============   ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units ........................................            545   $           636          52,229   $        51,015
  Redemption of Units ......................................        (25,166)          (29,560)         (4,809)           (4,907)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (24,621)  $       (28,924)         47,420   $        46,108
                                                              =============   ===============   =============   ===============

AllianceBernstein Value Class B
  Issuance of Units ........................................              -   $             -           4,072   $         3,367
  Redemption of Units ......................................        (13,805)          (14,647)         (2,375)           (2,394)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (13,805)  $       (14,647)          1,697   $           973
                                                              =============   ===============   =============   ===============

Delaware VIP Growth Opportunities Service Class
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,002)           (2,499)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,002)  $        (2,499)
                                                              =============   ===============   =============   ===============

Delaware VIP International Value Equity
  Issuance of Units ........................................          9,731   $        13,003          65,681   $        75,755
  Redemption of Units ......................................        (19,541)          (26,792)        (20,468)          (20,496)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (9,810)  $       (13,789)         45,213   $        55,259
                                                              =============   ===============   =============   ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units ........................................          4,194   $         4,177          97,189   $        96,100
  Redemption of Units ......................................       (126,099)         (126,263)        (55,676)          (54,757)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (121,905)  $      (122,086)         41,513   $        41,343
                                                              =============   ===============   =============   ===============

Fidelity VIP Asset Manager
  Issuance of Units ........................................              -   $             -             436   $           470
  Redemption of Units ......................................              -                 -         (40,874)          (43,228)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -         (40,438)  $       (42,758)
                                                              =============   ===============   =============   ===============

Fidelity VIP Contrafund Service Class 2
  Issuance of Units ........................................         69,456   $        84,869          63,396   $        67,541
  Redemption of Units ......................................        (85,940)         (106,771)        (15,905)          (14,529)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (16,484)  $       (21,902)         47,491   $        53,012
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
Fidelity VIP Equity-Income
  Issuance of Units ........................................         62,659   $        73,254         108,122   $       101,512
  Redemption of Units ......................................       (186,149)         (219,299)       (302,403)         (294,956)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (123,490)  $      (146,045)       (194,281)  $      (193,444)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth
  Issuance of Units ........................................         10,514   $        10,740         142,253   $       131,880
  Redemption of Units ......................................       (200,438)         (210,241)       (156,902)         (131,912)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................       (189,924)  $      (199,501)        (14,649)  $           (32)
                                                              =============   ===============   =============   ===============

Fidelity VIP Growth Opportunities Service Class 2
  Issuance of Units ........................................         22,628   $        25,000          11,585   $        10,000
  Redemption of Units ......................................         (4,474)           (4,806)         (4,069)           (4,078)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         18,154   $        20,194           7,516   $         5,922
                                                              =============   ===============   =============   ===============

Fidelity VIP High Income
  Issuance of Units ........................................         23,281   $        30,944         143,172   $       159,650
  Redemption of Units ......................................        (55,261)          (72,117)        (33,673)          (40,050)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (31,980)  $       (41,173)        109,499   $       119,600
                                                              =============   ===============   =============   ===============

Fidelity VIP Mid Cap Service Class 2
  Issuance of Units ........................................        128,087   $       150,193          70,158   $        72,534
  Redemption of Units ......................................       (127,664)         (156,376)         (6,997)           (6,589)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................            423   $        (6,183)         63,161   $        65,945
                                                              =============   ===============   =============   ===============

Fidelity VIP Overseas
  Issuance of Units ........................................         53,543   $        65,565             272   $           221
  Redemption of Units ......................................        (11,020)          (14,127)        (19,443)          (17,472)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         42,523   $        51,438         (19,171)  $       (17,251)
                                                              =============   ===============   =============   ===============

Fidelity VIP Value Strategies Service Class 2
  Issuance of Units ........................................         26,635   $        32,842          41,189   $        43,695
  Redemption of Units ......................................        (31,484)          (35,811)         (2,002)           (2,290)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (4,849)  $        (2,969)         39,187   $        41,405
                                                              =============   ===============   =============   ===============

FT VIP Franklin Growth and Income Securities Class 2
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (2,461)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (2,461)
                                                              =============   ===============   =============   ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units ........................................              -   $             -             494   $           395
  Redemption of Units ......................................        (16,557)          (17,390)        (32,758)          (27,892)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (16,557)  $       (17,390)        (32,264)  $       (27,497)
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units ........................................         73,336   $        87,028         133,103   $       126,883
  Redemption of Units ......................................       (103,055)         (125,137)        (93,747)          (95,686)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (29,719)  $       (38,109)         39,356   $        31,197
                                                              =============   ===============   =============   ===============

FT VIP Franklin Small Cap Value Securities Class 2 (b)
  Issuance of Units ........................................              -   $             -             106   $            80
  Redemption of Units ......................................        (17,991)          (22,130)         (3,706)           (3,386)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (17,991)  $       (22,130)         (3,600)  $        (3,306)
                                                              =============   ===============   =============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ........................................         24,796   $        26,673           8,285   $         7,552
  Redemption of Units ......................................        (81,458)          (87,926)        (15,064)          (14,428)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (56,662)  $       (61,253)         (6,779)  $        (6,876)
                                                              =============   ===============   =============   ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ........................................          8,655   $         9,165          68,614   $        56,819
  Redemption of Units ......................................        (50,395)          (53,076)        (90,978)          (76,005)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (41,740)  $       (43,911)        (22,364)  $       (19,186)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth Service Shares
  Issuance of Units ........................................          1,510   $         1,652          37,881   $        35,605
  Redemption of Units ......................................        (26,972)          (26,944)       (145,709)         (139,630)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (25,462)  $       (25,292)       (107,828)  $      (104,025)
                                                              =============   ===============   =============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units ........................................              -   $             -             438   $           372
  Redemption of Units ......................................         (4,894)           (5,266)        (28,756)          (22,808)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (4,894)  $        (5,266)        (28,318)  $       (22,436)
                                                              =============   ===============   =============   ===============

MFS Mid Cap Growth Service Class
  Issuance of Units ........................................          2,348   $         2,255          11,005   $         9,385
  Redemption of Units ......................................        (12,214)          (12,172)         (5,651)           (4,958)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (9,866)  $        (9,917)          5,354   $         4,427
                                                              =============   ===============   =============   ===============

MFS New Discovery Service Class
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (7,850)           (6,074)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (7,850)  $        (6,074)
                                                              =============   ===============   =============   ===============

MFS Total Return Service Class
  Issuance of Units ........................................         27,169   $        28,493          83,574   $        82,334
  Redemption of Units ......................................        (96,022)         (102,460)        (51,153)          (49,108)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (68,853)  $       (73,967)         32,421   $        33,226
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
MFS Utilities Service Class
  Issuance of Units ........................................          5,924   $         6,929               -   $             -
  Redemption of Units ......................................         (6,963)           (7,799)         (2,003)           (2,115)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (1,039)  $          (870)         (2,003)  $        (2,115)
                                                              =============   ===============   =============   ===============

Oppenheimer Balanced Service Shares (a)
  Issuance of Units ........................................              -   $             -          19,522   $        19,563
  Redemption of Units ......................................        (19,522)          (21,762)         (2,000)           (2,139)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (19,522)  $       (21,762)         17,522   $        17,424
                                                              =============   ===============   =============   ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units ........................................          1,077   $         1,084             376   $           291
  Redemption of Units ......................................           (182)             (188)         (2,855)           (2,703)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................            895   $           896          (2,479)  $        (2,412)
                                                              =============   ===============   =============   ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units ........................................         86,213   $        92,565           4,709   $         3,488
  Redemption of Units ......................................        (67,708)          (73,383)        (18,300)          (16,116)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         18,505   $        19,182         (13,591)  $       (12,628)
                                                              =============   ===============   =============   ===============

Oppenheimer High Income Service Shares
  Issuance of Units ........................................          4,725   $         5,512          61,068   $        62,591
  Redemption of Units ......................................        (42,140)          (49,103)        (69,678)          (70,277)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (37,415)  $       (43,591)         (8,610)  $        (7,686)
                                                              =============   ===============   =============   ===============

Oppenheimer Main Street Service Shares
  Issuance of Units ........................................              -   $             -               -   $             -
  Redemption of Units ......................................              -                 -          (2,000)           (1,932)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................              -   $             -          (2,000)  $        (1,932)
                                                              =============   ===============   =============   ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ........................................         20,057   $        35,966          72,989   $        95,406
  Redemption of Units ......................................        (40,042)          (70,048)        (11,900)          (18,766)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (19,985)  $       (34,082)         61,089   $        76,640
                                                              =============   ===============   =============   ===============

Pioneer Real Estate Shares VCT Class II
  Issuance of Units ........................................         18,259   $        28,090           3,982   $         4,671
  Redemption of Units ......................................        (22,697)          (35,446)         (3,095)           (3,988)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................         (4,438)  $        (7,356)            887   $           683
                                                              =============   ===============   =============   ===============

Scudder Technology Growth Series II Class A
  Issuance of Units ........................................              -   $             -          18,104   $        18,058
  Redemption of Units ......................................        (18,104)          (21,650)         (7,404)           (8,474)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (18,104)  $       (21,650)         10,700   $         9,584
                                                              =============   ===============   =============   ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                           2004                              2003
                                                              -------------------------------   -------------------------------
                                                                  UNITS           AMOUNT            UNITS           AMOUNT
                                                              -------------   ---------------   -------------   ---------------
SVS Dreman Financial Services Series II Class A
  Issuance of Units ........................................          5,620   $         6,929               6   $             7
  Redemption of Units ......................................         (6,498)           (7,482)         (9,289)          (10,749)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................           (878)  $          (553)         (9,283)  $       (10,742)
                                                              =============   ===============   =============   ===============

T. Rowe Price International Stock
  Issuance of Units ........................................            880   $           978           4,288   $         3,686
  Redemption of Units ......................................        (17,339)          (19,595)       (167,295)         (162,118)
                                                              -------------   ---------------   -------------   ---------------
    Net increase (decrease) ................................        (16,459)  $       (18,617)       (163,007)  $      (158,432)
                                                              =============   ===============   =============   ===============

(a)  Name changed. See Note 1.
(b)  Closed to new money.  See Note 1.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2004 were as follows:

                  INVESTMENT PORTFOLIO                          PURCHASES          SALES
                  --------------------                          ---------          -----
AIT Core Equity Service Shares                                $   1,942,169   $    59,618,570
AIT Equity Index Service Shares                                   5,825,590        82,774,450
AIT Government Bond Service Shares                                4,205,789        43,702,834
AIT Money Market Service Shares                                  13,334,097        68,014,270
AIT Select Capital Appreciation Service Shares                   22,522,669        33,277,460
AIT Select Growth Service Shares                                     37,002        67,875,059
AIT Select International Equity Service Shares                    7,292,608        57,761,033
AIT Select Investment Grade Income Service Shares                13,529,860        59,600,097
AIT Select Value Opportunity Service Shares                      11,817,329        64,784,369
AIM V.I. Aggressive Growth Series I                                 192,497         8,231,819
AIM V.I. Basic Value Series II                                    2,275,032        28,985,871
AIM V.I. Blue Chip Series I (b)                                     801,390         1,133,268
AIM V.I. Capital Development Series II (b)                          280,316           859,456
AIM V.I. Core Stock Series I (a)                                        476            34,112
AIM V.I. Dynamics Series I (a) (b)                                        -             7,781
AIM V.I. Health Sciences Series I (a) (b)                           219,391         4,257,794
AIM V.I. Premier Equity Series I                                    157,276         6,151,783
AllianceBernstein Growth Class B                                        172                42
AllianceBernstein Growth and Income Class B                         984,468        23,617,592
AllianceBernstein Premier Growth Class B                            681,443        23,872,032
AllianceBernstein Small Cap Value Class B                         2,534,274         2,409,918
AllianceBernstein Value Class B (b)                                 900,548         1,460,569
Delaware VIP Growth Opportunities Service Class (b)                 318,680         3,236,262
Delaware VIP International Value Equity (b)                       2,177,331        15,305,760
Eaton Vance VT Floating-Rate Income (b)                           3,938,940         2,598,376
Fidelity VIP Asset Manager                                        2,688,040        12,494,186
Fidelity VIP Contrafund Service Class 2                           6,488,376         4,115,974
Fidelity VIP Equity-Income                                        7,352,333        94,834,411
Fidelity VIP Growth                                               3,002,421        72,744,101
Fidelity VIP Growth & Income Service Class 2                          1,393            59,288
Fidelity VIP Growth Opportunities Service Class 2 (b)               928,731         2,036,439

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                  INVESTMENT PORTFOLIO                          PURCHASES          SALES
                  --------------------                          ---------          -----
Fidelity VIP High Income                                      $   7,182,807   $    22,961,531
Fidelity VIP Mid Cap Service Class 2                              4,763,419         2,771,908
Fidelity VIP Overseas (b)                                         1,051,573        15,696,791
Fidelity VIP Value Strategies Service Class 2 (b)                 1,866,941         3,169,073
FT VIP Franklin Growth and Income Securities Class 2 (b)          1,840,222         1,699,549
FT VIP Franklin Large Cap Growth Securities Class 2 (b)           1,212,237           693,254
FT VIP Franklin Small Cap Class 2                                 1,401,256        17,171,916
FT VIP Franklin Small Cap Value Securities Class 2 (b)               26,658           135,061
FT VIP Mutual Shares Securities Class 2 (b)                       1,548,136         1,973,102
FT VIP Templeton Developing Markets Securities Class 2 (b)                -             7,647
FT VIP Templeton Foreign Securities Class 2                       1,379,990         9,415,870
Janus Aspen Capital Appreciation Service Shares                         629            29,161
Janus Aspen Growth Service Shares (b)                               111,558         9,033,700
Janus Aspen Growth and Income Service Shares (b)                    588,765         6,124,432
Janus Aspen International Growth Service Shares (b)                     332            14,099
Janus Aspen Mid Cap Growth Service Shares (b)                           183             8,816
MFS Mid Cap Growth Service Class (b)                                848,423         2,142,710
MFS New Discovery Service Class (b)                                 750,407         1,236,975
MFS Total Return Service Class                                    3,147,185         3,851,766
MFS Utilities Service Class (b)                                   1,789,331         1,008,305
Oppenheimer Balanced Service Shares (a)                           1,130,207         1,172,259
Oppenheimer Capital Appreciation Service Shares (b)               1,656,909         1,923,153
Oppenheimer Global Securities Service Shares                      2,653,118         1,700,186
Oppenheimer High Income Service Shares                            2,304,388         4,594,592
Oppenheimer Main Street Service Shares (b)                          945,592         1,186,606
Pioneer Emerging Markets VCT Class II                             1,438,721         7,792,700
Pioneer Fund VCT Class II (b)                                           966            45,986
Pioneer Real Estate Shares VCT Class II                           4,272,135         3,345,000
Scudder Government & Agency Securities Series II Class A (a)         27,173           478,520
Scudder Technology Growth Series II Class A                       1,300,601         4,545,507
Scudder VIT EAFE Equity Index                                         3,042           109,213
Scudder VIT Equity 500 Index                                          2,261            91,302
Scudder VIT Small Cap Index                                             847           143,257
SVS Dreman Financial Services Series II Class A (b)                 393,436         2,995,026
T. Rowe Price International Stock                                   550,740        16,947,547

(a)  Name changed. See Note 1.
(b)  Closed to new money. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2004 is as follows:

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
AIT CORE EQUITY SERVICE SHARES
2004                                                                       67,484   $ 1.108238   $ 2.642663   $  175,916
2003                                                                       90,970     1.021648     2.428770      217,946
2002                                                                      114,931     0.570410     1.930283      218,876
2001                                                                      148,163     0.756116     2.558720      376,062
AIT EQUITY INDEX SERVICE SHARES
2004                                                                       89,164     1.148244     3.162109      276,833
2003                                                                      115,687     1.059332     2.908372      330,822
2002                                                                       99,476     0.621761     2.308674      225,811
2001                                                                      127,976     0.811128     3.011838      382,129
AIT GOVERNMENT BOND SERVICE SHARES
2004                                                                       43,061     1.068376     1.811373       77,188
2003                                                                       66,473     1.064866     1.799932      118,318
2002                                                                      100,292     1.066039     1.796427      176,528
2001                                                                       59,852     0.992908     1.668090       99,478
AIT MONEY MARKET SERVICE SHARES
2004                                                                       63,250     0.983701     1.048711       87,703
2003                                                                      102,296     0.992174     1.046027      142,367
2002                                                                      199,799     1.001799     1.412762      276,280
2001                                                                      174,032     1.002870     1.410070      243,013
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                                                       41,113     1.517041     2.954184      120,090
2003                                                                       48,463     1.301633     2.527004      121,202
2002                                                                       64,300     0.818547     1.835314      117,099
2001                                                                       76,806     1.059430     2.375406      181,940
AIT SELECT GROWTH SERVICE SHARES
2004                                                                      102,108     1.022300     1.931218      195,226
2003                                                                      137,922     0.968442     1.823917      249,304
2002                                                                       99,357     0.449513     1.465530      144,107
2001                                                                      131,726     0.630019     2.053993      268,988

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
AIT CORE EQUITY SERVICE SHARES
2004                                                                               1.02%           1.45%           1.75%
2003                                                                               0.87            1.45            1.75
2002                                                                               0.81            0.65            1.75
2001                                                                               0.72            0.65            1.75
AIT EQUITY INDEX SERVICE SHARES
2004                                                                               1.53            1.45            1.75
2003                                                                               1.30            1.45            1.75
2002                                                                               1.17            0.65            1.75
2001                                                                               0.98            0.65            1.75
AIT GOVERNMENT BOND SERVICE SHARES
2004                                                                               3.66            1.45            1.75
2003                                                                               3.81            1.45            1.75
2002                                                                               4.07            0.65            1.75
2001                                                                               5.10            0.65            1.75
AIT MONEY MARKET SERVICE SHARES
2004                                                                               0.88            0.65            1.75
2003                                                                               0.83            0.65            1.75
2002                                                                               1.63            0.65            1.75
2001                                                                               4.10            0.65            1.75
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A            0.65            1.75
AIT SELECT GROWTH SERVICE SHARES
2004                                                                                N/A            1.45            1.75
2003                                                                               0.05            1.45            1.75
2002                                                                               0.16            0.65            1.75
2001                                                                                N/A            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
AIT CORE EQUITY SERVICE SHARES
2004                                                                               8.48%          8.81%
2003                                                                               2.44          25.82
2002                                                                             -24.79         -24.56
2001                                                                              -0.18           8.36(a)
AIT EQUITY INDEX SERVICE SHARES
2004                                                                               8.39           8.72
2003                                                                              25.59          25.98
2002                                                                             -23.58         -23.35
2001                                                                             -13.29          10.44(a)
AIT GOVERNMENT BOND SERVICE SHARES
2004                                                                               0.33           0.64
2003                                                                              -0.11           0.20
2002                                                                               7.37           7.69
2001                                                                              -0.71           6.07
AIT MONEY MARKET SERVICE SHARES
2004                                                                              -0.85           0.26
2003                                                                              -0.96           0.14
2002                                                                              -0.11           1.00
2001                                                                               0.29           3.42(b)
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2004                                                                              16.55          16.90
2003                                                                              37.27          37.69
2002                                                                             -22.97         -22.74
2001                                                                              -2.56          23.18(a)
AIT SELECT GROWTH SERVICE SHARES
2004                                                                               5.56           5.88
2003                                                                              24.08          24.45
2002                                                                             -28.87         -28.65
2001                                                                             -25.80           9.80(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                                       91,392   $ 1.210314   $ 1.631521   $  148,240
2003                                                                      125,713     1.076158     1.446269      180,649
2002                                                                      140,735     0.584199     1.148589      160,634
2001                                                                      144,798     0.735199     1.445470      208,807
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                                       72,466     1.094630     2.043763      145,909
2003                                                                      100,318     1.071514     1.994511      196,564
2002                                                                      106,720     1.055672     1.959053      205,837
2001                                                                      109,062     0.993628     1.838314      199,955
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                                       45,453     1.589596     3.566315      159,252
2003                                                                       65,188     1.355607     3.032084      193,940
2002                                                                       76,211     0.996721     2.222588      166,762
2001                                                                       76,002     1.212296     2.695082      204,254
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                                       33,791     1.204719     0.695053       23,590
2003                                                                       45,682     1.096720     0.819292       28,942
2002                                                                       65,614     0.505299     0.884003       33,356
2001                                                                       73,730     0.663020     1.160501       48,930
AIM V.I. BASIC VALUE SERIES II
2004                                                                       59,951     1.078723     1.087542       65,196
2003                                                                       85,332     0.990574     0.995635       84,955
2002                                                                       59,554     0.756391     0.757947       45,138
2001                                                                          N/A          N/A          N/A          N/A
AIM V.I. BLUE CHIP SERIES I (f)
2004                                                                        5,316     1.027614     0.735646        4,231
2003                                                                        5,682     0.999209     0.707388        4,390
2002                                                                        6,308     0.567216     0.815250        3,967
2001                                                                        2,810     0.774442     1.120935        2,413

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                                               1.24%           1.45%           1.75%
2003                                                                               0.80            1.45            1.75
2002                                                                               1.60            0.65            1.75
2001                                                                               1.60            0.65            1.75
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                                               5.20            1.45            1.75
2003                                                                               4.44            1.45            1.75
2002                                                                               5.29            0.65            1.75
2001                                                                               5.92            0.65            1.75
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                                               0.05            1.45            1.75
2003                                                                               0.12            1.45            1.75
2002                                                                               0.63            0.65            1.75
2001                                                                               0.60            0.65            1.75
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A            0.65            1.75
AIM V.I. BASIC VALUE SERIES II
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
AIM V.I. BLUE CHIP SERIES I (f)
2004                                                                               0.10            0.65            1.75
2003                                                                                N/A            0.65            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                               4.39            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)    TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2004                                                                              12.47%         12.81%
2003                                                                              25.53          25.92
2002                                                                             -20.78         -20.54
2001                                                                             -22.66           8.28(a)
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2004                                                                               2.16           2.47
2003                                                                               1.50           1.81
2002                                                                               6.24           6.57
2001                                                                              -0.64           6.38(a)
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2004                                                                              17.26          17.62
2003                                                                              36.01          36.42
2002                                                                             -17.78         -17.53
2001                                                                              11.05          21.31(c)
AIM V.I. AGGRESSIVE GROWTH SERIES I
2004                                                                               9.85          10.18
2003                                                                              24.46          24.84
2002                                                                             -24.02         -23.79
2001                                                                             -27.13          16.05(a)
AIM V.I. BASIC VALUE SERIES II
2004                                                                               8.90           9.23
2003                                                                              30.96          31.36
2002                                                                             -24.36         -24.21(d)
2001                                                                                N/A            N/A
AIM V.I. BLUE CHIP SERIES I (f)
2004                                                                               2.84           3.99
2003                                                                              22.96          24.33
2002                                                                             -27.46         -26.64
2001                                                                             -22.56          12.09(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
AIM V.I. CAPITAL DEVELOPMENT SERIES II (f)
2004                                                                        1,348   $ 1.120152   $ 1.120152   $    1,510
2003                                                                        1,899     0.985246     0.986076        1,873
2002                                                                        3,940     0.739410     0.740921        2,919
2001                                                                          N/A          N/A          N/A          N/A
AIM V.I. HEALTH SCIENCES SERIES I (e) (f)
2004                                                                       14,923     1.030822     0.953256       14,233
2003                                                                       19,082     0.975353     0.953625       17,178
2002                                                                       23,662     0.714052     0.779353       16,910
2001                                                                       30,297     0.959082     1.047329       29,063
AIM V.I. PREMIER EQUITY SERIES I
2004                                                                       23,636     0.967184     0.672258       16,013
2003                                                                       32,660     0.930689     0.749448       21,210
2002                                                                       44,927     0.523188     0.759730       23,621
2001                                                                       54,245     0.761244     1.105970       41,311
ALLIANCEBERNSTEIN GROWTH CLASS B
2004                                                                            9     0.794652     0.794652            7
2003                                                                            9     0.698358     0.698358            6
2002                                                                           21     0.520282     0.521841           11
2001                                                                            4     0.731200     0.732271            3
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                                       67,251     1.198263     1.136664       76,434
2003                                                                       88,064     1.096538     1.037008       91,339
2002                                                                      114,442     0.709038     0.847005       91,113
2001                                                                      108,408     0.925555     1.106216      112,631
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                                      103,761     0.998689     0.581311       60,721
2003                                                                      144,152     0.938186     0.708313       79,202
2002                                                                      127,554     0.447785     0.776486       57,745
2001                                                                       89,901     0.657009     1.139865       59,133

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
AIM V.I. CAPITAL DEVELOPMENT SERIES II (f)
2004                                                                                N/A%           1.45%           1.45%
2003                                                                                N/A            1.45            1.50
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
AIM V.I. HEALTH SCIENCES SERIES I (e) (f)
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                               0.37            0.65            1.75
AIM V.I. PREMIER EQUITY SERIES I
2004                                                                               0.41            1.45            1.75
2003                                                                               0.28            1.45            1.75
2002                                                                               0.30            0.65            1.75
2001                                                                               0.14            0.65            1.75
ALLIANCEBERNSTEIN GROWTH CLASS B
2004                                                                                N/A            0.65            0.65
2003                                                                                N/A            0.65            0.65
2002                                                                                N/A            0.65            1.75
2001                                                                               0.22            0.65            1.75
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                                               0.74            1.45            1.75
2003                                                                               0.85            1.45            1.75
2002                                                                               0.58            0.65            1.75
2001                                                                               0.51            0.65            1.75
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
AIM V.I. CAPITAL DEVELOPMENT SERIES II (f)
2004                                                                              13.60%         13.60%
2003                                                                              33.02          33.09
2002                                                                             -26.06         -25.91(d)
2001                                                                                N/A            N/A
AIM V.I. HEALTH SCIENCES SERIES I (e) (f)
2004                                                                               5.69           6.01
2003                                                                              25.55          25.93
2002                                                                             -25.78         -25.55
2001                                                                             -13.86           4.73(b)
AIM V.I. PREMIER EQUITY SERIES I
2004                                                                               3.92           4.24
2003                                                                              22.89          23.27
2002                                                                             -31.48         -31.27
2001                                                                             -13.83          10.60(a)
ALLIANCEBERNSTEIN GROWTH CLASS B
2004                                                                              13.79          13.79
2003                                                                                N/A          33.83
2002                                                                             -28.85         -28.74
2001                                                                             -26.88         -26.77(b)
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                                               9.28           9.61
2003                                                                              29.87          30.27
2002                                                                             -23.63         -23.39
2001                                                                              -7.44          10.62(a)
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                                               6.45           6.78
2003                                                                              21.21          21.58
2002                                                                             -32.05         -31.84
2001                                                                             -18.60          13.99(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                                        7,304   $ 1.335151   $ 1.346072   $    9,831
2003                                                                        7,293     1.141247     1.147077        8,366
2002                                                                        8,271     0.824429     0.826146        6,833
2001                                                                          N/A          N/A          N/A          N/A
ALLIANCEBERNSTEIN VALUE CLASS B (f)
2004                                                                        4,666     1.180193     1.189839        5,551
2003                                                                        5,156     1.059511     1.064917        5,490
2002                                                                        6,133     0.839449     0.841166        5,159
2001                                                                          N/A          N/A          N/A          N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (f)
2004                                                                        9,769     1.417147     0.808676        7,937
2003                                                                       13,519     1.283107     0.992243        9,959
2002                                                                       18,516     0.527171     0.924766        9,810
2001                                                                       26,125     0.714076     1.253276       18,660
DELAWARE VIP INTERNATIONAL VALUE EQUITY (f)
2004                                                                       22,320     1.608705     2.524250       56,113
2003                                                                       28,722     1.344424     2.103142       60,149
2002                                                                       36,186     0.819648     1.487792       53,680
2001                                                                       45,485     0.928280     1.684992       76,547
EATON VANCE VT FLOATING-RATE INCOME (f)
2004                                                                        8,546     1.005122     1.019669        8,712
2003                                                                        7,305     0.994823     1.006181        7,346
2002                                                                        7,321     0.983472     0.991685        7,257
2001                                                                        5,124     0.997877     1.003158        5,140
FIDELITY VIP ASSET MANAGER
2004                                                                       25,341     1.171713     1.828072       46,078
2003                                                                       31,306     1.127866     1.758775       54,798
2002                                                                       40,357     0.829048     1.512733       60,785
2001                                                                       56,372     0.921690     1.681779       94,535

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                                               0.08%           1.45%           1.75%
2003                                                                               0.52            1.45            1.75
2002                                                                               0.05            0.65            1.75
2001                                                                                N/A             N/A             N/A
ALLIANCEBERNSTEIN VALUE CLASS B (f)
2004                                                                               0.89            1.45            1.75
2003                                                                               0.75            1.45            1.75
2002                                                                               0.07            0.65            1.75
2001                                                                                N/A             N/A             N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (f)
2004                                                                                N/A            1.45            1.50
2003                                                                                N/A            1.45            1.50
2002                                                                              14.06            0.65            1.75
2001                                                                                N/A            0.65            1.75
DELAWARE VIP INTERNATIONAL VALUE EQUITY (f)
2004                                                                               2.81            1.45            1.75
2003                                                                               2.51            1.45            1.75
2002                                                                               8.31            0.65            1.75
2001                                                                               2.75            0.65            1.75
EATON VANCE VT FLOATING-RATE INCOME (f)
2004                                                                               2.52            1.45            1.75
2003                                                                               2.21            1.45            1.75
2002                                                                               0.31            0.65            1.75
2001                                                                               1.36            0.65            1.75
FIDELITY VIP ASSET MANAGER
2004                                                                               2.93            1.45            1.50
2003                                                                               3.95            1.45            1.50
2002                                                                               4.33            0.65            1.75
2001                                                                               4.72            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2004                                                                              16.99%         17.35%
2003                                                                              38.43          38.85
2002                                                                             -17.56         -17.39(d)
2001                                                                                N/A            N/A
ALLIANCEBERNSTEIN VALUE CLASS B (f)
2004                                                                              11.39          11.73
2003                                                                              26.22          26.60
2002                                                                             -16.06         -15.88(d)
2001                                                                                N/A            N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (f)
2004                                                                              10.45          10.50
2003                                                                              38.75          38.82
2002                                                                             -26.40         -26.17
2001                                                                             -17.16          25.33(a)
DELAWARE VIP INTERNATIONAL VALUE EQUITY (f)
2004                                                                              19.66          20.02
2003                                                                              40.93          41.36
2002                                                                             -11.97         -11.70
2001                                                                             -14.10           8.44(a)
EATON VANCE VT FLOATING-RATE INCOME (f)
2004                                                                               1.04           1.34
2003                                                                               1.15           1.46
2002                                                                              -1.44          -1.14
2001                                                                              -0.21           0.32
FIDELITY VIP ASSET MANAGER
2004                                                                               3.89           3.94
2003                                                                              16.21          16.26
2002                                                                             -10.33         -10.05
2001                                                                              -5.48           7.96(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2004                                                                       28,626   $ 1.354239   $ 1.200219   $   34,641
2003                                                                       26,150     1.196920     1.049046       27,899
2002                                                                       23,881     0.821199     0.953293       20,175
2001                                                                        6,062     0.915790     1.070652        5,734
FIDELITY VIP EQUITY-INCOME
2004                                                                       79,619     1.253426     3.765332      295,072
2003                                                                      105,974     1.143873     3.425754      356,485
2002                                                                      133,297     0.857909     2.667161      349,447
2001                                                                      156,956     1.048170     3.258663      508,985
FIDELITY VIP GROWTH
2004                                                                       76,618     1.062569     3.177189      238,375
2003                                                                       98,660     1.046152     3.118593      301,461
2002                                                                      121,904     0.496294     2.381993      285,022
2001                                                                      147,017     0.720517     3.458177      504,140
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2004                                                                          108     0.971988     0.971988          105
2003                                                                          171     0.927130     0.927130          158
2002                                                                          199     0.753675     0.755964          151
2001                                                                           17     0.913698     0.915048           16
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (f)
2004                                                                        6,899     1.140797     0.768180        5,315
2003                                                                        8,343     1.086266     0.893804        6,093
2002                                                                        8,480     0.571821     0.857072        4,856
2001                                                                        8,721     0.743986     1.115673        6,491
FIDELITY VIP HIGH INCOME
2004                                                                       32,459     1.410784     2.095770       67,268
2003                                                                       43,329     1.310216     1.940449       83,288
2002                                                                       54,478     0.690570     1.547144       83,578
2001                                                                       75,550     0.677393     1.517653      114,320

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2004                                                                               0.21%           0.65%           1.75%
2003                                                                               0.29            0.65            1.75
2002                                                                               0.36            0.65            1.75
2001                                                                                N/A            0.65            1.75
FIDELITY VIP EQUITY-INCOME
2004                                                                               1.71            1.45            1.75
2003                                                                               1.94            1.45            1.75
2002                                                                               1.82            0.65            1.75
2001                                                                               1.75            0.65            1.75
FIDELITY VIP GROWTH
2004                                                                               0.29            1.45            1.75
2003                                                                               0.29            1.45            1.75
2002                                                                               0.27            0.65            1.75
2001                                                                               0.08            0.65            1.75
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2004                                                                               0.83            0.65            0.65
2003                                                                               1.12            0.65            0.65
2002                                                                               0.80            0.65            1.75
2001                                                                               0.93            0.65            1.75
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (f)
2004                                                                               0.35            1.45            1.75
2003                                                                               0.46            1.45            1.75
2002                                                                               0.86            0.65            1.75
2001                                                                               0.29            0.65            1.75
FIDELITY VIP HIGH INCOME
2004                                                                               9.10            1.45            1.75
2003                                                                               7.77            1.45            1.75
2002                                                                              11.83            0.65            1.75
2001                                                                              13.91            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
2004                                                                              13.14%         14.41%
2003                                                                              25.95          27.36
2002                                                                             -11.19         -10.19
2001                                                                              -8.42           7.07(a)
FIDELITY VIP EQUITY-INCOME
2004                                                                               9.58           9.91
2003                                                                              28.05          28.44
2002                                                                             -18.40         -18.15
2001                                                                              -6.34           9.54(a)
FIDELITY VIP GROWTH
2004                                                                               1.57           1.88
2003                                                                              30.53          30.92
2002                                                                             -31.33         -31.12
2001                                                                             -18.85          16.79(a)
FIDELITY VIP GROWTH & INCOME SERVICE CLASS 2
2004                                                                               4.84           4.84
2003                                                                                N/A          22.64
2002                                                                             -17.51         -17.39
2001                                                                              -8.63          -8.50(b)
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (f)
2004                                                                               5.02           5.34
2003                                                                              27.14          27.53
2002                                                                             -23.37         -23.14
2001                                                                             -15.88          11.57(a)
FIDELITY VIP HIGH INCOME
2004                                                                               7.68           8.00
2003                                                                              25.04          25.42
2002                                                                               1.63           1.95
2001                                                                             -13.01           3.16(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
FIDELITY VIP MID CAP SERVICE CLASS 2
2004                                                                       11,955   $ 1.423144   $ 1.592761   $   17,152
2003                                                                       10,205     1.161969     1.286104       11,922
2002                                                                        9,079     0.855442     0.936368        7,791
2001                                                                            4     1.045952     1.047494            4
FIDELITY VIP OVERSEAS (f)
2004                                                                       27,778     1.354211     1.963389       54,106
2003                                                                       35,945     1.212934     1.753210       62,558
2002                                                                       47,938     0.514556     1.240837       59,119
2001                                                                       63,604     0.654952     1.579397      100,117
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (f)
2004                                                                        5,809     1.291467     1.302017        7,563
2003                                                                        6,941     1.154674     1.160555        8,055
2002                                                                        2,689     0.746812     0.748333        2,012
2001                                                                          N/A          N/A          N/A          N/A
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2 (f)
2004                                                                        6,310     1.416862     1.170139        7,398
2003                                                                        6,252     1.300407     1.073417        6,725
2002                                                                        6,230     0.715623     1.050319        5,405
2001                                                                        5,664     0.782287     1.148696        5,365
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2 (f)
2004                                                                        2,678     1.081201     1.090028        2,919
2003                                                                        2,160     1.019565     1.024776        2,214
2002                                                                        1,349     0.817451     0.819125        1,105
2001                                                                          N/A          N/A          N/A          N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                                       55,844     1.307990     0.969062       41,889
2003                                                                       77,517     1.194256     0.882109       53,031
2002                                                                       70,453     0.501172     0.888459       35,586
2001                                                                       59,863     0.713103     1.264799       42,716

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
FIDELITY VIP MID CAP SERVICE CLASS 2
2004                                                                                N/A%           0.65%           1.75%
2003                                                                               0.25            0.65            1.75
2002                                                                               0.01            0.65            1.75
2001                                                                                N/A            0.65            1.75
FIDELITY VIP OVERSEAS (f)
2004                                                                               1.26            1.45            1.75
2003                                                                               0.92            1.45            1.75
2002                                                                               0.88            0.65            1.75
2001                                                                               5.70            0.65            1.75
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (f)
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2 (f)
2004                                                                               2.42            1.45            1.50
2003                                                                               3.10            1.45            1.50
2002                                                                               3.76            0.65            1.75
2001                                                                               0.91            0.65            1.75
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2 (f)
2004                                                                               0.50            1.45            1.75
2003                                                                               0.66            1.45            1.75
2002                                                                               0.37            0.65            1.75
2001                                                                                N/A             N/A             N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                               0.25            0.65            1.75
2001                                                                               0.38            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
FIDELITY VIP MID CAP SERVICE CLASS 2
2004                                                                              22.48%         23.84%
2003                                                                              35.83          37.35
2002                                                                             -14.46         -10.61
2001                                                                               4.60           4.75(b)
FIDELITY VIP OVERSEAS (f)
2004                                                                              11.65          11.99
2003                                                                              40.86          41.29
2002                                                                             -21.68         -21.44
2001                                                                             -22.31          10.01(a)
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (f)
2004                                                                              11.85          12.19
2003                                                                              54.61          55.09
2002                                                                             -25.32         -25.17(d)
2001                                                                                N/A            N/A
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2 (f)
2004                                                                               8.96           9.01
2003                                                                              23.81          23.87
2002                                                                              -8.80          -8.52
2001                                                                             -21.77          14.87(a)
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2 (f)
2004                                                                               6.05           6.37
2003                                                                              24.72          25.11
2002                                                                             -18.25         -18.09(d)
2001                                                                                N/A            N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                                               9.52           9.86
2003                                                                              34.85          35.26
2002                                                                             -29.93         -29.72
2001                                                                             -16.48          26.48(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2 (f)
2004                                                                           25   $ 1.249949   $ 1.260139   $       32
2003                                                                          122     1.028074     1.033281          126
2002                                                                          110     0.791969     0.793556           87
2001                                                                          N/A          N/A          N/A          N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2 (f)
2004                                                                        5,844     1.146646     1.269882        6,770
2003                                                                        6,211     1.036176     1.134839        6,488
2002                                                                        4,688     0.842701     0.912735        3,976
2001                                                                            4     1.040222     1.041763            4
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                                       17,481     1.184205     1.193870       20,869
2003                                                                       25,020     1.016878     1.022054       25,571
2002                                                                       20,085     0.782814     0.784410       15,754
2001                                                                          N/A          N/A          N/A          N/A
JANUS ASPEN CAPITAL APPRECIATION SERVICE SHARES
2004                                                                           43     0.902174     0.907698           39
2003                                                                           78     0.770893     0.774387           60
2002                                                                           83     0.646309     0.648260           53
2001                                                                           50     0.774987     0.776154           39
JANUS ASPEN GROWTH SERVICE SHARES (f)
2004                                                                       41,771     1.091089     0.608175       25,520
2003                                                                       56,273     1.065741     0.735242       33,519
2002                                                                       87,509     0.457023     0.827537       40,234
2001                                                                      110,274     0.632864     1.146528       69,870
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES (f)
2004                                                                       28,986     1.121144     0.912230       23,007
2003                                                                       36,243     1.021754     0.828839       26,142
2002                                                                       50,736     0.591048     0.844645       30,054
2001                                                                       67,701     0.766656     1.096153       51,913

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2 (f)
2004                                                                               0.17%           1.45%           1.75%
2003                                                                               0.23            1.45            1.75
2002                                                                               0.10            0.65            1.75
2001                                                                                N/A             N/A             N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2 (f)
2004                                                                               0.76            0.65            1.75
2003                                                                               0.99            0.65            1.75
2002                                                                               0.45            0.65            1.75
2001                                                                               1.91            0.65            1.75
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                                               1.08            1.45            1.75
2003                                                                               1.74            1.45            1.75
2002                                                                               0.78            0.65            1.75
2001                                                                                N/A             N/A             N/A
JANUS ASPEN CAPITAL APPRECIATION SERVICE SHARES
2004                                                                               0.02            0.65            0.80
2003                                                                               0.24            0.65            0.80
2002                                                                               0.32            0.65            1.75
2001                                                                               1.07            0.65            1.75
JANUS ASPEN GROWTH SERVICE SHARES (f)
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A            0.65            1.75
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES (f)
2004                                                                               0.38            1.45            1.75
2003                                                                               0.47            1.45            1.75
2002                                                                               0.52            0.65            1.75
2001                                                                               0.89            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2 (f)
2004                                                                              21.58%         21.96%
2003                                                                              29.81          30.21
2002                                                                             -20.80         -20.64(d)
2001                                                                                N/A            N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2 (f)
2004                                                                              10.66          11.90
2003                                                                              22.96          24.33
2002                                                                             -15.73         -12.39
2001                                                                               4.02           4.18(b)
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                                              16.45          16.81
2003                                                                              29.90          30.30
2002                                                                             -21.72         -21.56(d)
2001                                                                                N/A            N/A
JANUS ASPEN CAPITAL APPRECIATION SERVICE SHARES
2004                                                                              17.03          17.22
2003                                                                              19.28          19.46
2002                                                                             -16.60         -16.48
2001                                                                             -22.50         -22.38(b)
JANUS ASPEN GROWTH SERVICE SHARES (f)
2004                                                                               2.38           2.69
2003                                                                              29.19          29.59
2002                                                                             -28.01         -27.78
2001                                                                             -25.99          14.65(a)
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES (f)
2004                                                                               9.73          10.06
2003                                                                              21.35          21.72
2002                                                                             -23.14         -22.90
2001                                                                             -14.83           9.62(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES (f)
2004                                                                           11   $ 0.878381   $ 0.878381   $        9
2003                                                                           28     0.744903     0.744903           21
2002                                                                           79     0.555699     0.557336           44
2001                                                                            4     0.754559     0.755656            3
MFS MID CAP GROWTH SERVICE CLASS (f)
2004                                                                        5,360     1.068431     1.077157        5,773
2003                                                                        6,639     0.950763     0.955615        6,344
2002                                                                        3,403     0.708367     0.709819        2,416
2001                                                                          N/A          N/A          N/A          N/A
MFS NEW DISCOVERY SERVICE CLASS (f)
2004                                                                        2,692     1.026786     1.028182        2,768
2003                                                                        3,182     0.981479     0.982310        3,126
2002                                                                        4,292     0.745496     0.747018        3,206
2001                                                                          N/A          N/A          N/A          N/A
MFS TOTAL RETURN SERVICE CLASS
2004                                                                       13,422     1.138550     1.147849       15,406
2003                                                                       14,131     1.043733     1.049044       14,824
2002                                                                        9,923     0.915753     0.917611        9,105
2001                                                                          N/A          N/A          N/A          N/A
MFS UTILITIES SERVICE CLASS (f)
2004                                                                        1,985     1.418771     1.430355        2,839
2003                                                                        1,389     1.112100     1.117773        1,552
2002                                                                          121     0.834922     0.836666          101
2001                                                                          N/A          N/A          N/A          N/A
OPPENHEIMER BALANCED SERVICE SHARES (e)
2004                                                                        3,294     1.182663     1.192317        3,928
2003                                                                        3,320     1.096352     1.101941        3,658
2002                                                                        1,462     0.894940     0.896764        1,311
2001                                                                          N/A          N/A          N/A          N/A

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES (f)
2004                                                                               0.72%           0.65%           0.65%
2003                                                                               1.00            0.65            0.65
2002                                                                               0.73            0.65            1.75
2001                                                                               0.70            0.65            1.75
MFS MID CAP GROWTH SERVICE CLASS (f)
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
MFS NEW DISCOVERY SERVICE CLASS (f)
2004                                                                                N/A            1.45            1.50
2003                                                                                N/A            1.45            1.50
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
MFS TOTAL RETURN SERVICE CLASS
2004                                                                               1.59            1.45            1.75
2003                                                                               1.52            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
MFS UTILITIES SERVICE CLASS (f)
2004                                                                               1.31            1.45            1.75
2003                                                                               0.93            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
OPPENHEIMER BALANCED SERVICE SHARES (e)
2004                                                                               0.97            1.45            1.75
2003                                                                               1.61            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES (f)
2004                                                                              17.92%         17.92%
2003                                                                                N/A          33.65
2002                                                                             -26.35         -26.24
2001                                                                             -24.54         -24.43(b)
MFS MID CAP GROWTH SERVICE CLASS (f)
2004                                                                              12.38          12.72
2003                                                                              34.22          34.63
2002                                                                             -29.16         -29.02(d)
2001                                                                                N/A            N/A
MFS NEW DISCOVERY SERVICE CLASS (f)
2004                                                                               4.62           4.67
2003                                                                              31.43          31.50
2002                                                                             -25.45         -25.30(d)
2001                                                                                N/A            N/A
MFS TOTAL RETURN SERVICE CLASS
2004                                                                               9.08           9.42
2003                                                                              13.98          14.32
2002                                                                              -8.42          -8.24(d)
2001                                                                                N/A            N/A
MFS UTILITIES SERVICE CLASS (f)
2004                                                                              27.58          27.96
2003                                                                              33.20          33.61
2002                                                                             -16.51         -16.33(d)
2001                                                                                N/A            N/A
OPPENHEIMER BALANCED SERVICE SHARES (e)
2004                                                                               7.87           8.20
2003                                                                              22.51          22.88
2002                                                                             -10.51         -10.32(d)
2001                                                                                N/A            N/A(a)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES (f)
2004                                                                        9,294   $ 1.053597   $ 1.062211   $    9,871
2003                                                                        9,468     1.005821     1.010957        9,572
2002                                                                        6,367     0.783329     0.784936        4,998
2001                                                                          N/A          N/A          N/A          N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                                                        9,060     1.259121     1.269405       11,500
2003                                                                        8,170     1.078015     1.083522        8,851
2002                                                                        7,932     0.768009     0.769582        6,104
2001                                                                          N/A          N/A          N/A          N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                                                       10,943     1.226761     1.236771       13,532
2003                                                                       13,535     1.148339     1.154220       15,620
2002                                                                        9,376     0.944144     0.946065        8,870
2001                                                                          N/A          N/A          N/A          N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (f)
2004                                                                        3,353     1.077029     1.078477        3,616
2003                                                                        3,561     1.001812     1.002649        3,571
2002                                                                        3,603     0.803028     0.804670        2,899
2001                                                                          N/A          N/A          N/A          N/A
PIONEER EMERGING MARKETS VCT CLASS II
2004                                                                       15,408     2.007490     1.708918       19,166
2003                                                                       21,246     1.721836     1.461298       22,590
2002                                                                       10,357     0.672625     1.113621        7,073
2001                                                                        8,748     0.692386     1.146919        6,060
PIONEER FUND VCT CLASS II (f)
2004                                                                            9     0.958604     0.958604            9
2003                                                                           61     0.869826     0.869826           53
2002                                                                           90     0.707207     0.709308           64
2001                                                                           13     0.882907     0.884198           12

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES (f)
2004                                                                               0.23%           1.45%           1.75%
2003                                                                               0.29            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                                                               1.08            1.45            1.75
2003                                                                               0.61            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                                                               6.62            1.45            1.75
2003                                                                               6.03            1.45            1.75
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (f)
2004                                                                               0.74            1.45            1.50
2003                                                                               0.87            1.45            1.50
2002                                                                                N/A            0.65            1.75
2001                                                                                N/A             N/A             N/A
PIONEER EMERGING MARKETS VCT CLASS II
2004                                                                               0.75            1.45            1.75
2003                                                                               0.37            1.45            1.75
2002                                                                               0.48            0.65            1.75
2001                                                                                N/A            0.65            1.75
PIONEER FUND VCT CLASS II (f)
2004                                                                               0.73            0.65            0.65
2003                                                                               0.84            0.65            0.65
2002                                                                               1.01            0.65            1.75
2001                                                                               0.74            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES (f)
2004                                                                               4.75%          5.07%
2003                                                                              28.40          28.79
2002                                                                             -21.67         -21.51(d)
2001                                                                                N/A            N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2004                                                                              16.80          17.16
2003                                                                              40.36          40.79
2002                                                                             -23.20         -23.04(d)
2001                                                                                N/A            N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2004                                                                               6.83           7.15
2003                                                                              21.63          22.00
2002                                                                              -5.59          -5.39(d)
2001                                                                                N/A            N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (f)
2004                                                                               7.51           7.56
2003                                                                              24.54          24.60
2002                                                                             -19.70         -19.53(d)
2001                                                                                N/A            N/A
PIONEER EMERGING MARKETS VCT CLASS II
2004                                                                              16.59          16.94
2003                                                                              55.11          55.58
2002                                                                              -3.15          -2.85
2001                                                                              -8.71          14.69(a)
PIONEER FUND VCT CLASS II (f)
2004                                                                              10.21          10.21
2003                                                                                N/A          22.63
2002                                                                             -19.90         -19.78
2001                                                                             -11.71         -11.58(b)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                                                        9,615   $ 1.815716   $ 1.901700   $   18,261
2003                                                                        9,296     1.364947     1.435618       13,232
2002                                                                       11,547     1.033202     1.083413       12,410
2001                                                                        6,182     1.028233     1.074891        6,597
SCUDDER GOVERNMENT & AGENCY SECURITIES SERIES II CLASS A (e)
2004                                                                           91     1.187007     1.194163          108
2003                                                                          490     1.153314     1.158509          567
2002                                                                          685     1.136949     1.140357          781
2001                                                                          116     1.060713     1.062271          123
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                                                       29,504     1.185978     0.724795       13,188
2003                                                                       36,444     1.184352     0.721591       16,244
2002                                                                       46,839     0.307300     0.824855       14,433
2001                                                                       61,660     0.483601     1.298743       29,844
SCUDDER VIT EAFE EQUITY INDEX
2004                                                                           60     0.923799     0.929304           55
2003                                                                          196     0.782123     0.785606          154
2002                                                                          240     0.591258     0.592993          142
2001                                                                           82     0.760235     0.761339           63
SCUDDER VIT EQUITY 500 INDEX
2004                                                                          142     0.937121     0.942778          133
2003                                                                          247     0.854215     0.858060          211
2002                                                                          282     0.671906     0.673920          190
2001                                                                          134     0.871962     0.873251          117
SCUDDER VIT SMALL CAP INDEX
2004                                                                           63     1.349014     1.357180           86
2003                                                                          183     1.154826     1.160074          212
2002                                                                          276     0.795038     0.797435          220
2001                                                                           54     1.009191     1.010649           55

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                                                               3.62%           1.45%           1.75%
2003                                                                               4.62            1.45            1.75
2002                                                                               4.58            0.65            1.75
2001                                                                               5.34            0.65            1.75
SCUDDER GOVERNMENT & AGENCY SECURITIES SERIES II CLASS A (e)
2004                                                                               4.23            0.65            0.80
2003                                                                               3.23            0.65            0.80
2002                                                                               2.10            0.65            1.75
2001                                                                               4.84            0.65            1.75
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                                                                N/A            1.45            1.75
2003                                                                                N/A            1.45            1.75
2002                                                                               0.12            0.65            1.75
2001                                                                               0.19            0.65            1.75
SCUDDER VIT EAFE EQUITY INDEX
2004                                                                               2.90            0.65            0.80
2003                                                                               4.51            0.65            0.80
2002                                                                               1.91            0.65            1.75
2001                                                                                N/A            0.65            1.75
SCUDDER VIT EQUITY 500 INDEX
2004                                                                               1.26            0.65            0.80
2003                                                                               1.24            0.65            0.80
2002                                                                               1.18            0.65            1.75
2001                                                                               1.02            0.65            1.75
SCUDDER VIT SMALL CAP INDEX
2004                                                                               0.49            0.65            0.80
2003                                                                               1.00            0.65            0.80
2002                                                                               0.91            0.65            1.75
2001                                                                               0.85            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
PIONEER REAL ESTATE SHARES VCT CLASS II
2004                                                                              33.02%         33.43%
2003                                                                              32.11          32.51
2002                                                                               0.48           0.79
2001                                                                               2.82           6.73
SCUDDER GOVERNMENT & AGENCY SECURITIES SERIES II CLASS A (e)
2004                                                                               2.92           3.08
2003                                                                               1.44           1.59
2002                                                                               7.19           7.35
2001                                                                               6.07           6.23(a)(b)
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2004                                                                               0.14           0.44
2003                                                                              44.04          44.47
2002                                                                             -36.65         -36.46
2001                                                                             -33.37          29.87(a)
SCUDDER VIT EAFE EQUITY INDEX
2004                                                                              18.11          18.29
2003                                                                              32.28          32.48
2002                                                                             -22.23         -22.11
2001                                                                             -23.98         -23.87(b)
SCUDDER VIT EQUITY 500 INDEX
2004                                                                               9.71           9.87
2003                                                                              27.13          27.32
2002                                                                             -22.94         -22.83
2001                                                                             -12.80         -12.67
SCUDDER VIT SMALL CAP INDEX
2004                                                                              16.82          16.99
2003                                                                              45.25          45.48
2002                                                                             -21.22         -21.10
2001                                                                               0.92           1.06(b)

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                     UNIT (4)     UNIT (4)
                                                                          UNITS       VALUE        VALUE      NET ASSETS
                                                                          (000s)      LOWEST      HIGHEST       (000s)
                                                                         --------   ----------   ----------   ----------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A (f)
2004                                                                        6,021   $ 1.306464   $ 1.433316   $    8,602
2003                                                                        7,986     1.187204     1.298515       10,338
2002                                                                        9,502     0.893316     1.028314        9,750
2001                                                                       12,862     0.990875     1.140527       14,668
T. ROWE PRICE INTERNATIONAL STOCK
2004                                                                       37,171     1.262307     1.322094       48,971
2003                                                                       50,693     1.129235     1.179126       59,572
2002                                                                       82,668     0.529926     0.916668       75,587
2001                                                                      116,103     0.658115     1.138421      132,053

                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                                                 ------------------------------
                                                                         INVESTMENT (1)     EXPENSE (2)     EXPENSE (2)
                                                                             INCOME           RATIO           RATIO
                                                                             RATIO            LOWEST         HIGHEST
                                                                         --------------    ------------    ------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A (f)
2004                                                                               1.66%           1.45%           1.75%
2003                                                                               1.48            0.65            1.75
2002                                                                               0.83            0.65            1.75
2001                                                                               1.16            0.65            1.75
T. ROWE PRICE INTERNATIONAL STOCK
2004                                                                               0.99            1.45            1.75
2003                                                                               1.08            0.65            1.75
2002                                                                               0.77            0.65            1.75
2001                                                                               2.24            0.65            1.75

                                                                         FOR THE YEAR ENDED DECEMBER 31
                                                                         ------------------------------
                                                                           TOTAL (3)(4)   TOTAL (3)(4)
                                                                              RETURN         RETURN
                                                                              LOWEST        HIGHEST
                                                                           ------------   ------------
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A (f)
2004                                                                              10.05%         10.38%
2003                                                                              25.89          26.28
2002                                                                             -10.11          -9.84
2001                                                                              -6.24           4.98(a)
T. ROWE PRICE INTERNATIONAL STOCK
2004                                                                              11.78          12.12
2003                                                                              28.24          28.63
2002                                                                             -19.72         -19.48
2001                                                                             -23.34           9.76(a)

(a) Start date of 10/1/01.
(b) Start date of 1/12/01.
(c) Start date of 5/1/01.
(d) Start date of 5/1/02.
(e) Name changed. See Note 1.
(f) Closed to new money. See Note 1.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES,
 FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(4) BEGINNING IN 2003, THE HIGHEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE LOWEST EXPENSE RATIO. THE LOWEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE HIGHEST EXPENSE RATIO.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B
           Financial Statements for Allmerica Financial Life Insurance and Annuity Company
           Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

           Financial Statements Included in Part C
           None

     (b)  EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3  (a)    Underwriting and Administrative Service Agreement
                             was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein.

                      (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                      (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (d) Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

           EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

           EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective

                             Amendment No. 11, and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

           EXHIBIT 7  (a)    Variable Annuity GMDB Reinsurance Agreement
                             between Allmerica Financial Life Insurance and
                             Annuity Company and Ace Tempest Life Reinsurance
                             LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No.
                             10 (File Nos. 333-78245, 811-6632) and is
                             incorporated by reference herein.

                      (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                      (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                      (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

           EXHIBIT 8  (a)    Fidelity Service  Agreement was previously  filed
                             on April 30, 1996 in  Post-Effective Amendment
                             No. 11, and is incorporated by reference herein.

                      (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                      (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12, and is incorporated by reference herein.

                      (d)    T.  Rowe  Price  Service   Agreement  was
                             previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                      (f)    Directors' Power of Attorney is filed herewith.

           EXHIBIT 9         Opinion of Counsel is filed herewith.

           EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

           EXHIBIT 11        None.

           EXHIBIT 12        None.

           EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on May 1, 1993 in a post-effective amendment, and is incorporated by reference herein.

           EXHIBIT 14        Not Applicable.

           EXHIBIT 15 (a)    Form of Amendment dated May 1, 2003 to the
                             Allmerica Investment Trust Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23
                             (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica
                             Investment Trust Participation Agreement was previously filed on April 19, 2002 in Registrant's
                             Post-Effective Amendment No. 22 (Registration
                             Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Amendment dated
                             March 15, 2001 to the Allmerica Investment Trust
                             Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective
                             Amendment No. 19 (Registration Statement No.
                             33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein.

                      (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 21, 2000 in Registrant's Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (c) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 21, 2000 in Post-Effective Amendment No. 17, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (e) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (f) Amendment dated January 3, 2003 to the AIM Participation Agreement is filed herewith. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                             incorporated by reference herein.

                      (g) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are
                             incorporated by reference herein.. Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                      (h) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin

                             Templeton Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                             incorporated by reference herein.

                      (i) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (j) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (k) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein.. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                      (l) Amendment dated May 1, 2001 to the Pioneer Participation Amendment was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is
                             incorporated by reference herein.

                             Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No.
                             33-85916/811-8848, and is incorporated by reference herein.

                      (m) Eaton Vance Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                      (n) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                      (o) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                      (p) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Warren E. Barnes                            Vice President of Allmerica Financial (since 1998); Vice  President of
   Vice President and                       First Allmerica (since 1996); Corporate Controller of Allmerica
   Corporate Controller                     Financial and First Allmerica (since 1998);  and Director of Allmerica
                                            Financial and First Allmerica (2004)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
   Vice President, Corporate Group          First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
   Counsel and Secretary                    President (1999-2003); and Counsel of First Allmerica (1996-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003);
   Chairman of the Board                    Chairman of the Board of Allmerica Financial and First Allmerica
                                            (since 2003); Executive Vice President of  Property and Casualty Field
                                            and Service Operations for The Hartford (2001-2003); Senior Vice
                                            President of Strategic Marketing for ChannelPoint, Inc. (2000-2001);
                                            and Partner at McKinsey  & Company (1985-2000)

Bonnie K. Haase                             Director, Vice President and Chief Human Resources Officer of
   Director, Vice President, and            Allmerica Financial and First Allmerica (since 2004); Served in a
   Chief Human Resources Officer            variety of  human resources leadership roles at General Electric
                                            Company (1991-2004)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
   Director, Senior Vice President,         Vice President of Allmerica Financial and First Allmerica (since 2003);
   General Counsel and Assistant            Assistant Secretary of Allmerica Financial (since 2002) and First
   Secretary                                Allmerica (since 2000); General Counsel (since 2000); Vice President
                                            (2000-2003) of First Allmerica

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
   Director, Vice President and             Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
   Chief Investment Officer                 and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President of Allmerica Financial (since 2002); Vice President of
   Vice President and                       First Allmerica (since 1997); Treasurer of Allmerica Financial and First
   Treasurer                                Allmerica (since 2000); Director of Allmerica Financial and First
                                            Allmerica (2004)

Edward J. Parry, III                        Vice Chair (since 2004); Assistant Treasurer of Allmerica Financial
   Director, Chief Financial                and First Allmerica (since 2000); Director of Allmerica Financial and
   Officer, Vice Chair and                  First Allmerica (since 1996); Chief Financial Officer (since 1996);
   Assistant Treasurer                      Senior Vice President of Allmerica Financial and First Allmerica
                                            (2003-2004); Vice President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004); Vice
   Director, President and                  President of Allmerica Financial and First Allmerica (2001-2004);
   Chief Executive Officer                  Vice President of First Allmerica (1997-2004); and Vice President

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
                                            of Allmerica Financial (1999-2004)

Gregory D. Tranter                          Director, Vice President  and  Chief Information  Officer of Allmerica
    Director, Vice President and            Financial and First Allmerica (since 2000); Vice President of Travelers
    Chief Information Officer               Property &  Casualty (1996-1998); Director of Geico Team (1983-1996)
                                            of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

                                  -------------------------------------

                                     ALLMERICA FINANCIAL CORPORATION
             ---------------------                                     --------------------------
             |                                   Delaware                                       |
             |                                                           \                      |
             |                  / -------------------------------------    \                    |
             |                 /             |                 |             \                  |
    100%     |          100%  /       100%   |                 |   100%        \  100%          |   100%
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
                                                          Allmerica
     Opus Investment     Financial       Allmerica      Financial Life    AFC Capital        First
     Management, Inc.    Profiles,     Funding Corp.    Insurance and       Trust I         Sterling
                            Inc.                           Annuity                          Limited
                                                           Company

      Massachusetts      California    Massachusetts    Massachusetts       Delaware        Bermuda
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
       |                                                       |                                |
       |                                                       |                                |    100%
       |                                                       |                        -----------------
       |                                                       |                         First Sterling
       |                                                       |                          Reinsurance
       |                                                       |                            Company
       |                                                       |                            Limited
       |                                                       |
       |                                                       |                            Bermuda
       |                                                       |                        -----------------
       |                                                       |
       |         ----------------------------------------------------------------------------------------------------------
       |         |                |              |            |             |               |         |      |            |
       |         |     100%       |   100%       |  100%      | 100%        |   100%        |    100% |      | 100%       |   100%
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                      Allmerica      Allmerica    Allmerica  First Allmerica    Allmerica     |  Allmerica    Allmerica
       |       VeraVest       Financial      Financial   Investments  Financial Life   Investments    |  Investment  Investments
       |  Investments, Inc.   Investment      Services    Insurance     Insurance       Insurance     |  Insurance    Insurance
       |                      Management     Insurance      Agency       Company          Agency      | Agency Inc. Agency Inc. of
       |                    Services, Inc.  Agency Inc.    Inc. of                   of Florida, Inc. | of Kentucky  Mississippi
       |                                                   Alabama                                    |
       |    Massachusetts   Massachusetts  Massachusetts   Alabama    Massachusetts      Florida      |   Kentucky   Mississippi
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                                                                                              |
      --------------------------------------------                                                    |
                     |   100%       |  100%      |  100%                                              |100%
                ------------- -------------  -----------                                        -----------
                                Allmerica      Citizens                                          Allmerica
                 The Hanover    Financial     Insurance                                          Investment
                  Insurance     Insurance      Company                                           Insurance
                   Company    Brokers, Inc.  of Illinois                                        Agency Inc.
                                                                                                 of Georgia

                New Hampshire Massachusetts    Illinois            Federally Chartered            Georgia
                ------------- -------------  -----------           -------------------          -----------
                      |
                      |
         ------------------------------------------------------------------------------------------------------------------
         |         |        |       |        |       |       |               |              |              |              |
         |    100% |        |  100% |        |  100% |       |  100%         |  100%        |  100%        |  100%        |  100%
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |  The Hanover   | Hanover Texas                    Allmerica                    The Hanover
     Allmerica     | Allmerica Plus |    American    |   Insurance     Massachusetts    Financial        AMGRO,       New Jersey
 Financial Benefit |   Insurance    |   Insurance    |   Management    Bay Insurance     Alliance         Inc.        Insurance
     Insurance     |  Agency, Inc.  |    Company     | Company, Inc.      Company       Insurance                      Company
      Company      |                |                |                                   Company
                   |                |                |
      Michigan     | Massachusetts  | New Hampshire  |     Texas       New Hampshire  New Hampshire  Massachusetts  New Hampshire
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |                |                                               /           \
                   |   100%         | 100%           |     100%                           100%      /             \   100%
            ---------------     ----------       --------------                           -------------        -----------
                                 Citizens           Citizens
                Citizens        Insurance          Insurance                              Lloyds Credit           AMGRO
               Insurance        Company of       Company of the                            Corporation         Receivables
            Company of Ohio      America            Midwest                                                    Corporation

                  Ohio           Michigan           Indiana                               Massachusetts          Delaware
            ---------------     ----------       --------------                           -------------        -----------
                                    |
                                    | 100%                                                              ---------------
                                ----------                                                              Hanover Lloyd's
                                 Citizens                                                                  Insurance
                                Management                                                                  Company
                                   Inc.
                                                                                                             Texas
                                 Delaware                                                               ---------------
                                ----------
                                                                                                  Affiliated Lloyd's plan company,
                                                                                                  controlled by Underwriters for
                                                                                                  the benefit of The Hanover
                                                                                                  Insurance Company

                                                                                                         --------------

                                                                                                         AAM High Yield
                                                                                                          Fund, L.L.C.

                                                                                                         Massachusetts
                                                                                                         --------------

                                                                                                     Established for the benefit
                                                                                                     of First Allmerica, Allmerica
                                                                                                     Financial Life, Hanover and

                                                                                               ----------------  ----------------
                                                                                                  Allmerica         Allmerica
                                                                                               Securities Trust  Investment Trust

                                                                                                Massachusetts     Massachusetts
                                                                                               ----------------  ----------------

                                                                                                         ---------------
                                                                                                         Opus Investment
                                                                                                              Trust

                                                                                                          Massachusetts
                                                                                                         ---------------

January 1, 2005                                                                           Affiliated Investment Management Companies

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                NAME                                ADDRESS                        TYPE OF BUSINESS
                ----                                -------                        ----------------
AAM High Yield Fund, L.L.C.                  440 Lincoln Street          Limited liability company
                                             Worcester MA 01653

AFC Capital Trust I                          440 Lincoln Street          Statutory Business Trust
                                             Worcester MA 01653

Allmerica Asset Management, Limited          440 Lincoln Street          Investment advisory services
                                             Worcester MA 01653

Allmerica Benefits, Inc.                     440 Lincoln Street          Non-insurance medical services
                                             Worcester MA 01653

Allmerica Financial Alliance Insurance       440 Lincoln Street          Multi-line property and casualty
Company                                      Worcester MA 01653          insurance

Allmerica Financial Benefit Insurance        645 West Grand River        Multi-line property and casualty
Company                                      Howell MI 48843             insurance

Allmerica Financial Corporation              440 Lincoln Street          Holding Company
                                             Worcester MA 01653

Allmerica Financial Insurance                440 Lincoln Street          Insurance Broker
Brokers, Inc.                                Worcester MA 01653

Allmerica Financial Life Insurance           440 Lincoln Street          Life insurance, accident and health
and Annuity Company                          Worcester MA 01653          insurance, annuities, variable
                                                                         annuities and variable life insurance

Allmerica Financial Services Insurance       440 Lincoln Street          Insurance Agency
Agency, Inc.                                 Worcester MA 01653

Allmerica Funding Corp.                      440 Lincoln Street          Investment corporation
                                             Worcester MA 01653

Allmerica Financial Investment               440 Lincoln Street          Investment advisory services
Management Services, Inc.                    Worcester MA 01653

Allmerica Investment Trust                   440 Lincoln Street          Investment  Trust

                                             Worcester MA 01653

Allmerica Investments Insurance Agency       440 Lincoln Street          Insurance Agency
Inc. of Alabama                              Worcester MA 01653

Allmerica Investments Insurance Agency       440 Lincoln Street          Insurance Agency
of Florida, Inc.                             Worcester MA 01653

Allmerica Investment Insurance Agency        440 Lincoln Street          Insurance Agency
Inc. of Georgia                              Worcester MA 01653

Allmerica Investment Insurance Agency        440 Lincoln Street          Insurance Agency
Inc. of Kentucky                             Worcester MA 01653

Allmerica Investments Insurance Agency       440 Lincoln Street          Insurance Agency
Inc. of Mississippi                          Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.        440 Lincoln Street          Insurance Agency
                                             Worcester MA 01653

Allmerica Securities Trust                   440 Lincoln Street          Investment Trust
                                             Worcester MA 01653

Allmerica Trust Company, N.A.                440 Lincoln Street          Limited purpose national trust
                                             Worcester MA 01653          company

AMGRO, Inc.                                  100 North Parkway           Premium financing
                                             Worcester MA 01605

AMGRO Receivables Corporation                100 North Parkway           Receivables Purchase Corporation
                                             Worcester MA 01605

Citizens Insurance Company of America        645 West Grand River        Multi-line property and casualty
                                             Howell MI 48843             insurance

Citizens Insurance Company of Illinois       333 Pierce Road             Multi-line property and casualty
                                             Itasca IL 60143             insurance

Citizens Insurance Company of the            3950 Priority Way           Multi-line property and casualty
Midwest                                      South Drive, Suite 200      insurance
                                             Indianapolis IN 46280

Citizens Insurance Company of Ohio           8101 N. High Street         Multi-line property and casualty
                                             P.O. Box 342250             insurance
                                             Columbus OH 43234

Citizens Management, Inc.                    440 Lincoln Street          Risk management services
(formerly known as Sterling Risk             Worcester MA 01653
Management Services, Inc.)

Financial Profiles, Inc.                     5421 Avenida Encinas        Software company
                                             Suite A
                                             Carlsbad CA 92008

First Allmerica Financial Life Insurance     440 Lincoln Street          Life, pension, annuity, accident
Company                                      Worcester MA 01653          and health insurance company

First Sterling Limited                       41 Cedar Avenue             Holding Company
                                             Hamilton HM 12,
                                             Bermuda

First Sterling Reinsurance Company           41 Cedar Avenue             Reinsurance Company
Limited                                      Hamilton HM 12,
                                             Bermuda

The Hanover American Insurance               440 Lincoln Street          Multi-line property and casualty
Company                                      Worcester MA 01653          insurance

The Hanover Insurance Company                440 Lincoln Street          Multi-line property and casualty
                                             Worcester MA 01653          insurance

Hanover Texas Insurance Management           NationsBank Tower           Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                15301 Dallas Pkwy.          Insurance Company
                                             Dallas TX 75248

Hanover Lloyd's Insurance Company            7557 Rambler Road           Multi-line property and casualty
                                             Suite 500                   insurance
                                             Dallas TX 75231

Lloyds Credit Corporation                    100 North Parkway           Premium financing service
                                             Worcester MA 01605          franchises

Massachusetts Bay Insurance Company          440 Lincoln Street          Multi-line property and casualty
                                             Worcester MA 01653          insurance

Opus Investment Management, Inc.             440 Lincoln Street          Investment advisory services
(formerly known as Allmerica Asset           Worcester MA 01653
Management, Inc.)

Opus Investment Trust                        440 Lincoln Street          Investment Trust
(formerly known as VeraVest Trust)           Worcester MA 01653

VeraVest Investments, Inc.                   440 Lincoln Street          Securities, retail broker-dealer
(formerly known as Allmerica                 Worcester MA 01653
Investments, Inc.)

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2005, there were 49,983 Contract holders of qualified Contracts and 15,804 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
           440 Lincoln Street
           Worcester, Massachusetts 01653

           NAME                              POSITION OR OFFICE WITH UNDERWRITER
           ----                              -----------------------------------
           Abigail M. Armstrong              Vice President, Chief Legal Officer, Assistant Secretary,
                                             Anti-Money Laundering Chairperson and Counsel

           Charles F. Cronin                 Vice President, Secretary/Clerk and Group Counsel

           Claudia J. Eckels                 Vice President

           J. Kendall Huber                  Director

           Kathleen M. Loftus                Vice President

           Mark C. McGivney                  Director and Treasurer

           K. David Nunley                   Vice President

           Joseph M. Petty                   Vice President

           Michael A. Reardon                Director, President and Chief Executive Officer

           Paula J. Testa                    Vice President and Chief Operating Officer

           Margot K. Wallin                  Vice President and Anti-Money Laundering Officer

      (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 2004. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

     Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on withdrawal imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2005.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         By:  /s/ Sheila B. St. Hilaire
                              ---------------------------------------
                              Sheila B. St. Hilaire, Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                       TITLE                                                      DATE
----------                       -----                                                      ----
Frederick H. Eppinger Jr.*       Chairman of the Board                                      April 1, 2005
---------------------------

/s/ Warren E. Barnes             Vice President and Corporate Controller
---------------------------
Warren E. Barnes

Bonnie K. Haase   *              Director and Vice President
---------------------------

J. Kendall Huber*                Director, Senior Vice President, General Counsel and
---------------------------      Assistant Secretary

John P. Kavanaugh*               Director, Vice President and Chief Investment Officer
---------------------------

Mark C. McGivney*                Vice President and Treasurer
---------------------------

Edward J. Parry, III*            Director, Chief Financial Officer, Vice Chair and
---------------------------      Assistant Treasurer

Michael A. Reardon*              Director, President and Chief Executive Officer
---------------------------

Gregory D. Tranter*              Director, Vice President and Chief Information Officer
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated February 1, 2005 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-39702)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Registered Public Accounting Firm